AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 22, 2005
                                                      REGISTRATION NO. 333-53836
                                                               AND NO. 811-10213

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                        REGISTRATION STATEMENT UNDER    [ ]
                           THE SECURITIES ACT OF 1933

                         PRE-EFFECTIVE AMENDMENT NO. [ ]

                       POST-EFFECTIVE AMENDMENT NO. 8   [X]

                                       AND

                        REGISTRATION STATEMENT UNDER    [ ]

                       THE INVESTMENT COMPANY ACT OF 1940

                               AMENDMENT NO. 9   [X]

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
                           (Exact Name of Registrant)

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                          435 HUDSON STREET, 2ND FLOOR
                            NEW YORK, NEW YORK 10014
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (866) 667-0561

                     NAME AND ADDRESS OF AGENT FOR SERVICE:

                              CRAIG A. HAWLEY, ESQ.
                          GENERAL COUNSEL AND SECRETARY
                    Jefferson National Life Insurance Company
                     9920 Corporate Campus Drive, Suite 1000
                           Louisville, Kentucky 40223

             It is proposed that this filing will become effective:

        [ ] immediately upon filing pursuant to paragraph (b) of Rule 485

            [X] on May 1, 2005 pursuant to paragraph (b) of Rule 485

        [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

              [ ] on    , pursuant to paragraph (a)(1) of Rule 485

                     If appropriate check the following box:

     [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

     Title of Securities Being Registered: Units of interest in the Separate
       Account under flexible premium variable deferred annuity contracts

                                                [LOGO OF JEFFERSON NATIONAL (R)]

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                               ADVANTAGE STRATEGY
              INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY CONTRACT

                                    ISSUED BY

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
                                       AND
                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

   This prospectus describes the Advantage Strategy individual flexible premium deferred annuity Contract, fixed and variable accounts (Contract) offered by Jefferson National Life Insurance Company (We, Us, Our). This Contract provides for the accumulation of Contract Values and subsequent Annuity Payments on a fixed basis, a variable basis or a combination of both.

   The Contract has a variety of Investment Options, which include a Fixed Account and several Sub-accounts that invest in the Investment Portfolios listed below. You can put your money in the Fixed Account and/or the Sub-accounts. Money you put in a Sub-account is invested exclusively in a single Investment Portfolio. Your investments in the Investment Portfolios are not guaranteed. You could lose your money. The Fixed Account offer interest rates which are guaranteed by Jefferson National not to be less than the minimum rate prescribed by applicable state law. In certain states, your Contract may not contain a Fixed Account option.

40/86 SERIES TRUST

MANAGED BY 40/86 ADVISORS, INC.
   o  40/86 Series Trust Balanced Portfolio
   o  40/86 Series Trust Equity Portfolio
   o  40/86 Series Trust Fixed Income Portfolio
   o  40/86 Series Trust Government Securities Portfolio
   o  40/86 Series Trust High Yield Portfolio
   o  40/86 Series Trust Money Market Portfolio

A I M VARIABLE INSURANCE FUNDS
MANAGED BY A I M ADVISORS, INC.

   o  AIM V.I. Basic Value Fund - Series II shares
   o  AIM V.I. High Yield Fund - Series I shares
   o  AIM V.I. Mid Cap Core Equity Fund - Series II shares
   o  AIM V.I. Real Estate Fund - Series I shares
   o  AIM V.I. Core Stock Fund - Series I shares
   o  AIM V.I. Financial Services Fund - Series I shares
   o AIM V.I. Health Sciences Fund - Series I shares (effective July 1, 2005, name changed to AIM V.I. Global Health Care Fund - Series I Shares)
   o  AIM V.I. Technology Fund - Series I shares

THE ALGER AMERICAN FUND
MANAGED BY FRED ALGER MANAGEMENT, INC.

   o  Alger American Growth Portfolio Class O
   o  Alger American Leveraged AllCap Portfolio Class O
   o  Alger American MidCap Growth Portfolio Class O
   o  Alger American Small Capitalization Portfolio Class O

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
MANAGED BY AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.

   o  American Century VP Income & Growth Fund (Class I)
   o  American Century VP Inflation Protection Fund (Class II)
   o  American Century VP International Fund (Class I)
   o  American Century VP Value Fund (Class I)
   o  American Century VP Balanced Fund (Class I)

THE DREYFUS INVESTMENT PORTFOLIOS (SERVICE SHARES)
MANAGED BY THE DREYFUS CORPORATION
   o  DREYFUS IP - SMALL CAP STOCK INDEX PORTFOLIO
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES) MANAGED BY THE DREYFUS CORPORATION
DREYFUS STOCK INDEX FUND, INC. (INITIAL SHARES)
MANAGED BY THE DREYFUS CORPORATION AND MELLON EQUITY ASSOCIATES.
DREYFUS VARIABLE INVESTMENT FUND ("DREYFUS VIF") (INITIAL SHARES)
MANAGED BY THE DREYFUS CORPORATION

   o  Dreyfus VIF--Disciplined Stock Portfolio (Initial Shares)
   o  Dreyfus VIF--International Value Portfolio (Initial Shares)

FEDERATED INSURANCE SERIES
MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY
   o  Federated Capital Income Fund II
   o  Federated High Income Bond Fund II (Primary Shares)

MANAGED BY FEDERATED GLOBAL INVESTMENT MANAGEMENT CORP.
   o  Federated International Equity Fund II

JANUS ASPEN SERIES (INSTITUTIONAL SHARES)
MANAGED BY JANUS CAPITAL MANAGEMENT LLC

   o Janus Aspen Large Cap Growth Portfolio (Institutional Shares) (formerly known as Janus Aspen Growth Portfolio)
   o  Janus Aspen Mid Cap Growth Portfolio (Institutional Shares)
   o  Janus Aspen Growth and Income Portfolio (Institutional Shares)
   o  Janus Aspen International Growth Portfolio (Institutional Shares)

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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   o  Janus Aspen Worldwide Growth Portfolio (Institutional Shares)

LAZARD RETIREMENT SERIES, INC.
MANAGED BY LAZARD ASSET MANAGEMENT LLC

   o  Lazard Retirement Emerging Markets Portfolio
   o  Lazard Retirement Equity Portfolio
   o  Lazard Retirement International Equity Portfolio
   o  Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.
MANAGED BY LORD, ABBETT & CO. LLC

   o  Lord Abbett Series Fund, Inc. - America's Value Portfolio
   o  Lord Abbett Series Fund, Inc. - Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
MANAGED BY NEUBERGER BERMAN MANAGEMENT, INC.

   o  Neuberger Berman AMT Fasciano Portfolio (Class S)
   o  Neuberger Berman AMT High Income Bond Fund
   o  Neuberger Berman AMT Limited Maturity Bond Portfolio
   o  Neuberger Berman AMT Mid-Cap Growth Portfolio
   o  Neuberger Berman AMT Partners Portfolio
   o  Neuberger Berman AMT Regency Portfolio
   o  Neuberger Berman AMT Socially Responsive Portfolio

PIMCO VARIABLE INSURANCE TRUST
MANAGED BY PACIFIC INVESTMENT MANAGEMENT COMPANY LLC

o  PIMCO VIT Money Market Portfolio (Administrative Class)
o  PIMCO VIT Real Return Portfolio (Administrative Class)
o  PIMCO VIT Short-Term Portfolio (Administrative Class)
o  PIMCO VIT Total Return Fund (Administrative Class)

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)
MANAGED BY PIONEER INVESTMENT MANAGEMENT, INC.

   o  Pioneer Equity Income VCT Portfolio
   o  Pioneer Europe VCT Portfolio
   o  Pioneer Fund VCT Portfolio
   o  Pioneer Core Bond VCT Portfolio (available on June 24, 2005)
   o  Pioneer High Yield VCT Portfolio
   o  Pioneer Money Market VCT Portfolio (Class I Shares only)
   o  Pioneer Mid Cap Value VCT Portfolio

THE POTOMAC INSURANCE TRUST
MANAGED BY RAFFERTY ASSET MANAGEMENT, LLC

   o  Potomac Dynamic VP HY Bond Fund

ROYCE CAPITAL FUND
MANAGED BY ROYCE & ASSOCIATES, LLC

   o  Royce Micro-Cap Portfolio
   o  Royce Small-Cap Portfolio

RYDEX VARIABLE TRUST
MANAGED BY RYDEX INVESTMENTS

   o  Rydex Arktos Fund
   o  Rydex Banking Fund
   o  Rydex Basic Materials Fund
   o  Rydex Biotechnology Fund
   o  Rydex Consumer Products Fund
   o  Rydex Electronics Fund
   o  Rydex Energy Fund
   o  Rydex Energy Services Fund
   o  Rydex Financial Services Fund
   o  Rydex Health Care Fund
   o  Rydex Internet Fund
   o  Rydex Inverse Dynamic Dow 30 Fund
   o  Rydex Inverse Mid-Cap Fund
   o  Rydex Inverse Small-Cap Fund
   o  Rydex Juno Fund
   o  Rydex Large-Cap Europe Fund
   o  Rydex Large-Cap Growth Fund
   o  Rydex Large-Cap Japan Fund
   o  Rydex Large-Cap Value Fund
   o  Rydex Leisure Fund
   o  Rydex Long Dynamic Dow 30 Fund
   o  Rydex Medius Fund
   o  Rydex Mekros Fund
   o  Rydex Mid-Cap Growth Fund
   o  Rydex Mid-Cap Value Fund
   o  Rydex Nova Fund
   o  Rydex OTC Fund
   o  Rydex Precious Metals Fund
   o  Rydex Real Estate Fund
   o  Rydex Retailing Fund
   o  Rydex Sector Rotation Fund
   o  Rydex Small-Cap Growth Fund
   o  Rydex Small-Cap Value Fund
   o  Rydex Technology Fund
   o  Rydex Telecommunications Fund
   o  Rydex Titan 500 Fund
   o  Rydex Transportation Fund
   o  Rydex U.S. Government Bond Fund
   o  Rydex U.S. Government Money Market Fund
   o  Rydex Ursa Fund
   o  Rydex Utilities Fund
   o  Rydex Velocity 100 Fund
   o  CLS AdvisorOne Amerigo Fund
   o  CLS AdvisorOne Clermont Fund

SALOMON BROTHERS VARIABLE SERIES FUNDS INC
MANAGED BY SALOMON BROTHERS ASSET MANAGEMENT INC

   o  Salomon Brothers Variable All Cap Fund (Class I)
   o  Salomon Brothers Variable Large Cap Growth Fund (Class I)
   o  Salomon Brothers Variable Strategic Bond Fund (Class I)
   o  Salomon Brothers Variable Total Return Fund (Class I)
   o  Salomon Brothers Variable High Yield Bond Fund (Class I)
   o Salomon Brothers Variable Aggressive Growth Fund (Greenwich Street Series Class I)

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   MANAGED BY SMITH BARNEY MANAGEMENT LLC

   o  SB Government Portfolio (Salomon Class B shares)

SELIGMAN PORTFOLIOS, INC.
MANAGED BY J. & W. SELIGMAN & CO. INCORPORATED

   o  Seligman Communications and Information Portfolio
   o  Seligman Global Technology Portfolio

WELLS FARGO ADVANTAGE FUNDS
MANAGED BY WELLS FARGO FUNDS MANAGEMENT, LLC.

   o  Wells Fargo Advantage Discovery Fund
   o  Wells Fargo Advantage Opportunity Fund (formerly Strong Opportunity fund
      II)

THIRD AVENUE VARIABLE SERIES TRUST
MANAGED BY THIRD AVENUE MANAGEMENT LLC.

   o  Third Avenue Value Portfolio

VAN ECK WORLDWIDE INSURANCE TRUST
MANAGED BY VAN ECK ASSOCIATES CORPORATION

   o  Van Eck Worldwide Absolute Return Fund
   o  Van Eck Worldwide Bond Fund
   o  Van Eck Worldwide Emerging Markets Fund
   o  Van Eck Worldwide Hard Assets Fund
   o  Van Eck Worldwide Real Estate Fund

   Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.

   To learn more about the Contract, you can obtain a copy of Our Statement of Additional Information (SAI) dated May 1, 2005. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http:/www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI's Table of Contents is at the end of this prospectus. For a free copy of the SAI, call Us at (866) 667-0561 or write Us at Our administrative office:

   o Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;
   o Address for correspondence sent via courier or overnight mail: 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

   THE CONTRACTS:

   o  ARE NOT BANK DEPOSITS
   o  ARE NOT FEDERALLY INSURED
   o  ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY
   o  ARE NOT GUARANTEED AND MAY BE SUBJECT TO LOSS OF PRINCIPAL
   May 1, 2005

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TABLE OF CONTENTS

                                                                                                                           PAGE
DEFINITIONS OF SPECIAL TERMS................................................................................................6
HIGHLIGHTS..................................................................................................................8
FEE TABLE...................................................................................................................9
CONDENSED FINANCIAL INFORMATION............................................................................................12
THE COMPANY................................................................................................................13
THE ADVANTAGE STRATEGY ANNUITY CONTRACT....................................................................................13
   Free Look...............................................................................................................13
   Ownership...............................................................................................................13
   Beneficiary.............................................................................................................13
   Assignment..............................................................................................................13
   Requesting Transactions or Obtaining Information About Your Contract....................................................14
PURCHASE...................................................................................................................14
   Purchase Payments.......................................................................................................14
   Allocation of Purchase Payments.........................................................................................14
INVESTMENT OPTIONS.........................................................................................................15
   Investment Portfolios...................................................................................................15
   The Fixed Account.......................................................................................................15
   The General Account.....................................................................................................15
   Voting Rights...........................................................................................................15
   Substitution............................................................................................................15
   Transfers...............................................................................................................16
   Excessive Trading Limits................................................................................................16
   Dollar Cost Averaging Program...........................................................................................17
   Rebalancing Program.....................................................................................................17
   Asset Allocation Program................................................................................................18
   Interest Sweep Program..................................................................................................18
EXPENSES...................................................................................................................18
   Insurance Charges.......................................................................................................18
   Contract Maintenance Charge.............................................................................................18
   Contingent Deferred Sales Charge........................................................................................18
   Waiver of Contingent Deferred Sales Charge..............................................................................19
   Reduction or Elimination of the Contingent Deferred Sales Charge........................................................19
   Investment Portfolio Operating Expenses.................................................................................19
   Transfer Fee............................................................................................................19
   Earnings Protection Benefit Rider.......................................................................................20
   Guaranteed Minimum Withdrawal Benefit...................................................................................20
   Premium Taxes...........................................................................................................20
   Income Taxes............................................................................................................20
CONTRACT VALUE.............................................................................................................20
   Accumulation Units......................................................................................................20
ACCESS TO YOUR MONEY.......................................................................................................21
   Systematic Withdrawal Program...........................................................................................21

   Optional Guaranteed Minimum Withdrawal Benefit..........................................................................21
   Suspension of Payments or Transfers.....................................................................................22
DEATH BENEFIT..............................................................................................................22
   Upon Your Death During the Accumulation Period..........................................................................22
   Standard Death Benefit Amount During the Accumulation Period............................................................22
   Optional Guaranteed Minimum Death Benefits..............................................................................22
   Earnings Protection Benefit.............................................................................................23
   Payment of the Death Benefit During the Accumulation Period.............................................................24
   Death of Contract Owner During the Annuity Period.......................................................................24
   Death of Annuitant......................................................................................................24
ANNUITY PAYMENTS (THE ANNUITY PERIOD)......................................................................................24
   Annuity Payment Amount..................................................................................................25
   Optional Guaranteed Minimum Income Benefit..............................................................................25
   Annuity Options.........................................................................................................26
TAXES......................................................................................................................26
Annuity Contracts in General...............................................................................................26
Tax Status of the Contracts................................................................................................26
Taxation of Non-Qualified Contracts........................................................................................28
Taxation of Qualified Contracts............................................................................................28
Possible Tax Law Changes...................................................................................................29
OTHER INFORMATION..........................................................................................................30
   Legal Proceedings.......................................................................................................30
   The Separate Account....................................................................................................30
   Distributor.............................................................................................................30
   Financial Statements....................................................................................................31
APPENDIX A--MORE INFORMATION ABOUT THE INVESTMENT PORTFOLIOS...............................................................32
APPENDIX B--ACCUMULATION UNIT VALUES.......................................................................................42
APPENDIX C--EARNINGS PROTECTION BENEFIT RIDER EXAMPLES....................................................................154
APPENDIX D--GUARANTEED MINIMUM WITHDRAWAL BENEFIT EXAMPLES................................................................156
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION..............................................................158

DEFINITIONS OF SPECIAL TERMS

   Because of the complex nature of the Contract, We have used certain words or terms in this prospectus, which may need additional explanation. We have identified the following as some of these words or terms.

   ACCUMULATION PERIOD: The period during which you invest money in your Contract.

   ACCUMULATION UNIT: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.

   ADJUSTED PARTIAL WITHDRAWAL: Adjusted Partial Withdrawal means the amount of the partial withdrawal (including the applicable Contingent Deferred Sales Charges and premium taxes); multiplied by the Death Benefit Amount just before the partial withdrawal; and divided by the Contract Value just before the partial withdrawal.

   ANNUITANT(S): The person(s) on whose life (lives), We base Annuity Payments.

   ANNUITY DATE: The date on which Annuity Payments are to begin, as selected by you.

   ANNUITY OPTION(S): Income plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.

   ANNUITY PAYMENTS: Periodic income payments provided under the terms of one of the Annuity Options.

   ANNUITY PERIOD: The period during which We make income payments to you.

   ANNUITY UNIT: A measurement We use to calculate the amount of Annuity Payments you receive from the variable portion of your Contract during the Income Phase.

   BENEFICIARY: The person designated to receive any benefits under the Contract if you or, under certain circumstances, the Annuitant dies.

   BUSINESS DAY: Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 PM Eastern Time or the closing of regular trading on the NYSE, if earlier.

   COMPANY: Jefferson National Life Insurance Company, also referred to as Jefferson National, We, Us, and Our.

   CONTINGENT DEFERRED SALES CHARGE: The Contingent Deferred Sales Charge is the charge that may be applied if Purchase Payments are withdrawn from the Contract during a certain period of time after they are made.

   CONTRACT: The Advantage Strategy individual flexible premium deferred annuity Contract, which provides fixed and variable Investment Options offered by the Company.

   CONTRACT ANNIVERSARY: The anniversary of the Business Day you purchased the Contract.

   CONTRACT VALUE: Your Contract Value is the sum of amounts held under your Contract in the Sub-accounts of the Separate Account and the Fixed Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization.

   DEATH BENEFIT AMOUNT: The Death Benefit Amount is amount payable to the Beneficiary upon the death of the Owner or for a Contract owned by a non-natural person the death of the Annuitant. The Death Benefit Amount includes any amounts payable in excess of the Contract Value under the terms of the standard death benefit provision, any optional Guaranteed Minimum Death Benefit Rider, and the optional Earnings Protection Benefit.

   FIXED ACCOUNT: The Fixed Account is an Investment Option which invests in the general account of the Company and offers an interest rate that is guaranteed by Us to be no less than the minimum rate prescribed by the applicable state law.

   FREE LOOK PERIOD: The Free Look Period is the period of time within which you may cancel your Contract without incurring a Contingent Deferred Sales Charge. This period of time is generally 10 days from receipt, but certain states require a longer period.

   INSURANCE CHARGES: The Insurance Charges compensate Us for assuming certain insurance risks. These charges include the Separate Account Annual Expenses, the optional Guaranteed Minimum Death Benefit, and Guaranteed Minimum Income Benefit. These charges are included in our calculation of the value of the Accumulation Units and the Annuity Units of the Sub-accounts.

   INVESTMENT ADVISOR: A registered investment advisor or an investment advisor who is exempt from registration with the Securities and Exchange Commission selected by You to provide asset allocation and investment advisory services.

   INVESTMENT ALLOCATIONS OF RECORD: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the Fixed Account (if available) and the Sub-accounts you select. You initially establish your initial Investment Allocations of Record at the time you apply for the Contract. The Investment Allocations of Record can be changed by notifying Us in accordance with Our procedures. Any change in Investment Allocations of Record will apply to Purchase Payments received after the change of Investment Allocations of Record is processed.

   INVESTMENT OPTIONS: The investment choices available to Owners. These choices include the Sub-accounts of the Separate Account and the Fixed Account.

   INVESTMENT PORTFOLIOS: The variable Investment Options available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.

   JOINT OWNER: The individual who co-owns the Contract with another person. Joint Owners must be the spouses (except in those states where this restriction is not allowed).

   NON-QUALIFIED (CONTRACT): A Contract purchased with after-tax dollars. In general, these Contracts are not issued in conjunction with any pension plan, specially sponsored program or individual retirement account ("IRA").

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   OWNER: You, the purchaser of the Contract are the Owner.

   PURCHASE PAYMENT: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.

   QUALIFIED (CONTRACT): A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension plan, specially sponsored program or IRA.

   REGISTERED REPRESENTATIVE: A person who is licensed by the National Association of Securities Dealers, Inc. ("NASD") to sell variable products and is sponsored by an NASD member broker/dealer that is party to a selling group agreement with the Company.

   SEPARATE ACCOUNT: Jefferson National Life Annuity Account I of Jefferson National Life Insurance Company, which invests in the Investment Portfolios.

   SUB-ACCOUNT: A segment within the Separate Account which invests in a single Investment Portfolio.

   TAX DEFERRAL: Benefit provided by the Contract under which earnings and appreciation on the Purchase Payments in your Contract are not taxed until you take them out of the Contract either in the form of a withdrawal, income payments or the payment of a death benefit.

   WEBSITE: www.jeffnat.com, which is the website of Jefferson National Life Insurance Company. You may obtain information about your Contract and request certain transactions through the Website.

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HIGHLIGHTS

   The variable annuity Contract that We are offering is a contract between you (the Owner) and Us (the Company). The Contract provides a way for you to invest on a tax-deferred basis in the Sub-accounts of Jefferson National Life Annuity Account I (Separate Account) and the Fixed Account. The Fixed Account may not be available in your state. The Contract is intended to be used to accumulate money for retirement or other long-term tax-deferred investment purposes.

   The Contract includes a standard minimum death benefit that is guaranteed by Us. This benefit is described in detail under the heading "Standard Death Benefit During the Accumulation Period."

   The Contract also offers a choice of two Guaranteed Minimum Death Benefit options. These benefits are guaranteed by Us. There is an additional charge for these options. These options may not be available in your state. This benefit is described in detail under the heading "Optional Death Benefits."

   We offer, for an additional charge, a Guaranteed Minimum Income Benefit option. If you elect the Guaranteed Minimum Income Benefit option, you must also elect one of the Guaranteed Minimum Death Benefit options. If you elect this option, We guarantee that a minimum dollar amount will be applied to your Annuity Option, irrespective of your Contract Value, on your Annuity Date. This optional benefit may not be available in your state. This benefit is described in more detail under the heading "Optional Guaranteed Minimum Income Benefit."

   We also offer, for an additional charge, an Earnings Protection Benefit ("EPB") option. The EPB option is designed to help your Beneficiary defray federal and state taxes that may apply to the death benefit paid from the Contract. The EPB option is not available for Qualified Contracts and may not be available in your state. This benefit is described in more detail under the heading "Earnings Protection Benefit."

   The Contract offers, for an additional charge, a Guaranteed Minimum Withdrawal Benefit. Subject to certain limitations, this benefit allows you to make withdrawals from your Contract irrespective of your Contract Value. This benefit is described in more detail under the heading "Optional Guaranteed Minimum Withdrawal Benefit."

   All deferred annuity Contracts, like the Contract, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. If you make a withdrawal during the Accumulation Period, We may assess a Contingent Deferred Sales Charge (CDSC) of up to 7% of each Purchase Payment withdrawn depending on when the withdrawal is made. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract.

   You can choose to receive Annuity Payments on a variable basis, on a fixed basis or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolios you select for the Annuity Period. If you choose fixed Annuity Payments, the amount of the fixed Annuity Payments are constant for the entire Annuity Period.

   FREE LOOK. If you cancel the Contract within 10 days after receiving it (or whatever longer time period is required in your state), We will cancel the Contract without assessing a Contingent Deferred Sales Charge. You will receive whatever your Contract is worth on the day We receive your request for cancellation. This may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law.

   TAX PENALTY. In general, your earnings are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. For Non-Qualified Contracts, Annuity Payments during the Annuity Period are considered partly a return of your original investment. Therefore, the part of each Annuity Payment that is a return of your investment is not taxable as income. Once you have recovered the full amount of your investment, however, the entire amount of your Annuity Payment will be taxable income to you. For Qualified Contracts, the full Annuity Payment is taxable.

   INQUIRIES. If you need more information, please visit Our Website (WWW.JEFFNAT.COM) or contact Us at:

   Jefferson National Life Insurance Company
   P.O. Box 36840
   Louisville, Kentucky 40233
   (866) 667-0561

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FEE TABLE

   The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Options. State premium taxes may also be deducted.

OWNER TRANSACTION EXPENSES

CONTINGENT DEFERRED SALES CHARGE (as a percentage of         7%
Purchase Payments withdrawn)(1)...........................
TRANSFER FEE(2) ..........................................   You may make a transfer once every 30 days without charge. If you transfer more often, We may charge a fee of $25 per transfer.

   The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios' fees and expenses.

                                                                                   CURRENT CHARGE             MAXIMUM CHARGE
CONTRACT MAINTENANCE CHARGE(3) ...........................................    $30 per Contract per year  $60 per Contract per year
SEPARATE ACCOUNT ANNUAL EXPENSES
   (as a percentage of average Separate Account Contract Value)
Mortality and Expense Risk and Administrative Charges ....................             1.40%                      1.65%
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES
   (without optional riders) .............................................             1.40%                      1.65%
OPTIONAL GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER
   (as a percentage of average Separate Account Contract Value)
2 YEAR WAITING PERIOD ....................................................             0.50%                      0.75%
5 YEAR WAITING PERIOD ....................................................             0.35%                      0.50%
OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT (GMDB) OPTION 1 RIDER
   (as a percentage of average Separate Account Contract Value) ..........             0.35%                      0.50%
OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT (GMDB) OPTION 2 RIDER
   (as a percentage of average Separate Account Contract Value) ..........             0.45%                      0.65%
OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT (GMDB) OPTION 1 AND OPTIONAL
GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDERS
   (as a percentage of average Separate Account Contract Value)4 .........             0.65%                      1.00%
OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT (GMDB) OPTION 2 AND OPTIONAL
GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDERS
   (as a percentage of average account value)4 ...........................             0.75%                      1.15%
OPTIONAL EARNINGS PROTECTION BENEFIT (EPB) RIDER

     BASE BENEFIT
     (as a percentage of Contract Value as of each Contract Anniversary)               0.25%                      0.25%
     OPTIONAL BENEFIT
     (as a percentage of Contract Value as of the Contract
     Anniversary for each 1% of optional coverage elected) ............                0.01%                      0.02%
MAXIMUM TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES
   (assuming Guaranteed Minimum Withdrawal Benefit (With 2 Year Waiting
   Period), Guaranteed Minimum Death Benefit Option 2, Guaranteed
   Minimum Income Benefit and only the Base Benefit under the Earnings
   Protection Benefit rider) .............................................             2.90%                      3.80%

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The next item shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectus for each Investment Portfolio.

                                                                                                  MINIMUM   MAXIMUM
TOTAL INVESTMENT PORTFOLIO OPERATING EXPENSES
   (expenses that are deducted from Investment Portfolio assets, including management fees,
   distribution and/or service (12b-1) fees, and other expenses)(5)............................    0.26%     2.54%

(1) The Contingent Deferred Sales Charge, which applies separately to each Purchase Payment, decreases to zero over time in accordance with the following schedule:

NUMBER OF CONTRACT YEARS FROM                                                                     CONTINGENT DEFERRED
RECEIPT OF PURCHASE PAYMENT                                                                       SALES CHARGE PERCENT
0-1 ...........................................................................................            7%
2 .............................................................................................            7%
3 .............................................................................................            6%
4 .............................................................................................            5%
5 .............................................................................................            4%
6 .............................................................................................            3%
7 .............................................................................................            2%
8 and more ....................................................................................            0%

Subject to any applicable limitations, each Contract year, you can take money out of your Contract without a Contingent Deferred Sales Charge. The amount of money you can withdraw without a Contingent Deferred Sales Charge is the greater of: (i) 10% of the value of your Contract (on a non-cumulative basis)(excluding payments made by Us to Your Investment Advisor); (ii) the IRS minimum distribution requirement for your Contract if issued in connection with certain Individual Retirement Annuities or Qualified Plans; or (iii) the total of your Purchase Payments that have been in the Contract more than 7 complete Contract years.

(2) Transfers made for the Dollar Cost Averaging Program, Interest Sweep Program or Rebalancing Program do not count toward the one transfer per 30 day limit. All reallocations made on the same day count as one transfer. Certain restrictions apply as further described under the heading "Transfers - Excessive Trading Limits" and "Transfers - Short Term Trading Risk".

(3) Jefferson National will not charge the Contract Maintenance Charge if the value of your Contract is $50,000 or more. We reserve the right to reduce or waive the fee.

(4) You can purchase the Guaranteed Minimum Income Benefit rider only if you purchase either Guaranteed Minimum Death Benefit Option 1 rider or Guaranteed Minimum Death Benefit Option 2 rider.

(5) The minimum and maximum total Investment Portfolio Operating Expenses may be affected by voluntary or contractual waivers or expense reimbursements. These waivers and expense reimbursements will reduce the actual Total Portfolio Operating Expenses for the affected Investment Portfolios. Please refer to the underlying Investment Portfolio prospectuses for details about the specific expenses of each Investment Portfolio.

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EXAMPLES OF FEES AND EXPENSES

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, Contract fees, Separate Account Annual Expenses, and Investment Portfolio fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your Contract has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period and have not purchased any riders:

   ASSUMING MAXIMUM INVESTMENT                                      1 YEAR      3 YEARS      5 YEARS      10 YEARS
   PORTFOLIO OPERATING EXPENSES ...............................   $ 1,052.65   $ 1,817.94   $ 2,507.12   $ 4,381.16

   ASSUMING MINIMUM INVESTMENT                                      1 YEAR      3 YEARS      5 YEARS      10 YEARS
   PORTFOLIO OPERATING EXPENSES ...............................   $   823.05   $ 1,137.93   $ 1,390.78   $ 2,242.54

(2) If you annuitize at the end of the applicable time period and have not purchased any riders (except under certain circumstances):

   ASSUMING MAXIMUM INVESTMENT                                      1 YEAR      3 YEARS      5 YEARS      10 YEARS
   PORTFOLIO OPERATING EXPENSES ...............................   $ 1,052.65   $ 1,817.94   $ 2,148.68   $ 4,381.16

   ASSUMING MINIMUM INVESTMENT                                      1 YEAR      3 YEARS      5 YEARS      10 YEARS
   PORTFOLIO OPERATING EXPENSES ...............................   $   823.05   $ 1,137.93   $ 1,037.26   $ 2,242.56

(3) If you do not surrender your Contract and have not purchased any riders:

   ASSUMING MAXIMUM INVESTMENT                                      1 YEAR      3 YEARS      5 YEARS      10 YEARS
   PORTFOLIO OPERATING EXPENSES ...............................   $   423.18   $ 1,279.33   $ 2,148.68   $ 4,381.16

   ASSUMING MINIMUM INVESTMENT                                      1 YEAR      3 YEARS      5 YEARS      10 YEARS
   PORTFOLIO OPERATING EXPENSES ...............................   $   195.18   $   603.58   $ 1,037.26   $ 2,242.54

(4) If you surrender your Contract at the end of the applicable time period and have purchased the Guaranteed Minimum Withdrawal Benefit (with 2 Year Waiting Period), Guaranteed Minimum Death Benefit Option 2, Guaranteed Minimum Income Benefit and Earnings Protection Benefit (Base Benefit only) riders with a maximum charge of 3.80%:

   ASSUMING MAXIMUM INVESTMENT                                      1 YEAR      3 YEARS      5 YEARS      10 YEARS
   PORTFOLIO OPERATING EXPENSES ...............................   $ 1,269.15   $ 2,430.67   $ 3,466.63   $ 5,999.27

   ASSUMING MINIMUM INVESTMENT                                      1 YEAR      3 YEARS      5 YEARS      10 YEARS
   PORTFOLIO OPERATING EXPENSES ...............................   $ 1,039.56   $ 1,780.01   $ 2,446.26   $ 4,271.66

(5) If you annuitize at the end of the applicable time period and have purchased the Guaranteed Minimum Withdrawal Benefit (with 2 Year Waiting Period), Guaranteed Minimum Death Benefit Option 2, Guaranteed Minimum Income Benefit and Earnings Protection Benefit (Base Benefit only) riders with a maximum charge of 3.80% (except under certain circumstances):

   ASSUMING MAXIMUM INVESTMENT                                      1 YEAR      3 YEARS      5 YEARS      10 YEARS
   PORTFOLIO OPERATING EXPENSES ...............................   $ 1,269.15   $ 2,430.67   $ 3,103.94   $ 5,999.27

   ASSUMING MINIMUM INVESTMENT                                      1 YEAR      3 YEARS      5 YEARS      10 YEARS
   PORTFOLIO OPERATING EXPENSES ...............................   $ 1,039.56   $ 1,780.01   $ 2,088.09   $ 4,271.66

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(6) If you do not surrender your Contract and have purchased Guaranteed Minimum Withdrawal Benefit (with 2 Year Waiting Period), Guaranteed Minimum Death Benefit Option 2, Guaranteed Minimum Income Benefit and Earnings Protection Benefit (Base Benefit only) riders with a maximum charge of 3.80%:

   ASSUMING MAXIMUM INVESTMENT                                      1 YEAR      3 YEARS      5 YEARS      10 YEARS
   PORTFOLIO OPERATING EXPENSES ...............................   $   638.18   $ 1,888.22   $ 3,103.94   $ 5,999.27

   ASSUMING MINIMUM INVESTMENT                                      1 YEAR      3 YEARS      5 YEARS      10 YEARS
   PORTFOLIO OPERATING EXPENSES ...............................   $   410.18   $ 1,241.64   $ 2,088.09   $ 4,271.66

CONDENSED FINANCIAL INFORMATION

   Appendix B to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Sub-accounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.

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THE COMPANY

   Jefferson National Life Insurance Company (Jefferson National) was originally organized in 1937. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company and prior to October 7, 1998, We were known as Great American Reserve Insurance Company.

   We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are an indirect wholly-owned subsidiary of Inviva, Inc.

   The obligations under the Contracts are obligations of Jefferson National Life Insurance Company.

THE ADVANTAGE STRATEGY ANNUITY CONTRACT

   This prospectus describes the variable annuity Contract We are offering. An annuity is a contract between you (the Owner) and Us. Until you decide to begin receiving Annuity Payments, your Contract is in the Accumulation Period. Once you begin receiving Annuity Payments, your Contract is in the Annuity Period.

   The Contract benefits from Tax Deferral. Tax Deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract.

   The Contracts may be issued in conjunction with certain plans qualifying for special income tax treatment under the Code. You should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain payment guarantees and features other than tax deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the Contract is suitable for your tax qualified plan.

   The Contract is called a variable annuity because you can choose to invest in the Investment Portfolios through the Sub-accounts of the Separate Account, and depending upon market conditions, you can make or lose money in any of these Investment Portfolios. If you select the variable annuity portion of the Contract, the amount of money you are able to accumulate in your Contract during the Accumulation Period depends upon the investment performance of the Investment Portfolio(s) you select.

   In certain states, the Contract may also offer a Fixed Account Investment Option. The Fixed Account is part of the general account assets of the Company. Interest is credited at a rate that is guaranteed by Us to be no less than the minimum rate prescribed in your Contract. The Fixed Account is only available for investment during the Accumulation Period.

   You can choose to receive Annuity Payments on a variable basis, fixed basis or a combination of both. If you choose variable Annuity Payments, the amount of the Annuity Payments you receive will depend upon the investment performance of the Investment Portfolio(s) you select for the Annuity Period. If you elect to receive Annuity Payments on a fixed basis, the Annuity Payments you receive will remain level for the period of time selected.

FREE LOOK

   If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or whatever longer time period is required in your state). We call this the Free Look Period. When you cancel the Contract within this time period, We will not assess a Contingent Deferred Sales Charge. However, Our Insurance Charges, charges for the optional Guaranteed Minimum Withdrawal Benefit and Investment Portfolio Operating Expenses will have been deducted. On the day We receive your request at Our administrative office, We will return the value of your Contract. In some states, We may be required to refund your Purchase Payment. If you have purchased the Contract as an IRA, We are required to return your Purchase Payment if you decide to cancel your Contract within 10 days after receiving it (or whatever longer period is required in your state).

OWNERSHIP

   OWNER. You, as the Owner of the Contract, have all the rights under the Contract. The Owner is as designated at the time the Contract is issued, unless changed. You can change the Owner at any time. A change will automatically revoke any prior Owner designation. You must notify Us in writing of a change of Owner. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change.

A CHANGE OF OWNER MAY BE A TAXABLE EVENT.

   JOINT OWNER. The Non-Qualified Contract can be owned by Joint Owners. Any Joint Owner must be the spouse of the other Owner (except if state law does not permit this restriction). Upon the death of either Joint Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary unless you have previously notified Us in writing otherwise.

BENEFICIARY

   The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change of Beneficiary.

ASSIGNMENT

   Subject to applicable law, you can assign the Contract at any time during your lifetime. We will not be bound by the

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assignment until We receive the written notice of the assignment. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the assignment.

   If the Contract is a Qualified Contract, there are limitations on your ability to assign the Contract.

AN ASSIGNMENT MAY BE A TAXABLE EVENT.

REQUESTING TRANSACTIONS OR OBTAINING INFORMATION ABOUT YOUR CONTRACT

   You may request transactions or obtain information about your Contract by submitting a request to Us in writing via U.S. Mail. Subject to Our administrative rules and procedures, We may also allow you to submit a request through other means.

   TELEPHONE AND WEBSITE TRANSACTIONS. You can elect to request transactions and receive information about your Contract by telephone or though our Website (www.jeffnat.com). All transaction requests are processed subject to Our administrative rules and procedures. If you do not want the ability to request transactions or receive information about your Contract by telephone or through Our Website, you should notify Us in writing.

   We will accept transaction requests from your Registered Representative and/or your Investment Advisor. You can also authorize someone else, via submitting a power of attorney in good order, to request transactions for you. If you own the Contract with a Joint Owner, unless We are instructed otherwise, We will accept instructions from and provide information to either you or the other Owner.

   We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce personalized data about the Owner before We will make the telephone transaction. A password will be required for Website transfers. We will send you a confirmation of all transactions. If We fail to use such procedures We may be liable for any losses due to unauthorized or fraudulent instructions.

PURCHASE

PURCHASE PAYMENTS

   A Purchase Payment is the money you give Us to buy the Contract. You can make Purchase Payments at any time before the Annuity Date. The minimum Purchase Payment We will accept is $5,000 when the Contract is bought as a Non-Qualified Contract. If you are buying the Contract as a Qualified Contract, the minimum We will accept is $2,000. We reserve the right to issue Qualified or Non-Qualified Contracts for less than the minimum. The maximum of total Purchase Payments is $2,000,000 without Our prior approval and subject to such terms and conditions as We may require. Jefferson National reserves the right to refuse any Purchase Payment.

   You can make additional Purchase Payments of $500 or more to a Non-Qualified Contract and $50 or more to a Qualified Contract. If you select the systematic payment option or electronic funds transfer (EFT), you can make additional Purchase Payments of $100 each month for Non-Qualified Contracts and $50 each month for Qualified Contracts. We reserve the right to accept subsequent purchase payments for less than the minimum.

ALLOCATION OF PURCHASE PAYMENTS

   You control where your Purchase Payments are invested. When you purchase a Contract, We will allocate your Purchase Payment according to your Investment Allocation of Record, which you can change at any time for future Purchase Payments. When you make additional Purchase Payments, We will allocate them based on the Investment Allocations of Record in effect when We receive the Purchase Payment. Allocation percentages must be in whole numbers.

   Once We receive your Purchase Payment and the necessary information, We will issue your Contract and allocate your first Purchase Payment within 2 Business Days. If you do not provide Us all of the information needed, We will contact you to get it. If for some reason We are unable to complete this process within 5 Business Days, We will either send back your money or get your permission to keep it until We get all of the necessary information. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us. If you add more money to your Contract by making additional Purchase Payments, We will credit these amounts to your Contract as of the Business Day We receive your Purchase Payment. Our Business Day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time. Any transaction involving a Rydex Investment Portfolio received after the applicable cut-off time set forth in the chart below, including a transfer request involving any other Investment Portfolio not listed or any Investment Portfolio with an earlier cut-off time, will be processed on the next Business Day.

                  15 MINUTES BEFORE NYSE CLOSE
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Nova                   U.S. Government Bond     Large-Cap Europe
Ursa                   Juno                     Large-Cap Japan
OTC                    Medius                   Titan 500
Arktos                 Mekros                   Velocity 100

                  30 MINUTES BEFORE NYSE CLOSE
-----------------------------------------------------------------
Utilities              Energy                   Precious Metals
Banking                Energy Services          Real Estate
Basic Materials        Financial Services       Retailing
Biotechnology          Health Care              Technology
Consumer Products      Internet                 Telecommunication
Electronics            Leisure                  Transportation
U.S. Govt. Money Mkt

Similarly, any transaction involving the Potomac Dynamic VP HY Bond Fund received after 2:00 P.M., including a transfer request involving the Potomac Dynamic VP HY Bond Fund and any other Investment Portfolio, will be processed on the next Business Day.

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INVESTMENT OPTIONS

INVESTMENT PORTFOLIOS

   The Contract offers several Sub-accounts, each of which invests exclusively in an Investment Portfolio listed at the beginning of this prospectus. During the Accumulation Period, money you invest in the Sub-accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Investment Portfolios in which those Sub-accounts invest. You bear the investment risk that those Investment Portfolios might not meet their investment objectives. Additional Investment Portfolios may be available in the future. If you elect variable Annuity Payments, during the Annuity Period, the variable portion of your Annuity Payment will vary based on the performance of the Investment Portfolios.

   You should read the prospectuses for these Investment Portfolios carefully. Copies of these prospectuses will be sent to you with your Contract. If you would like a copy of the Investment Portfolio prospectuses, call Us at: (866) 667-0561 or visit Our Website. See Appendix A for a summary of the investment objectives and strategies for each Investment Portfolio.

   The investment objectives and policies of certain of the Investment Portfolios are similar to the investment objectives and policies of other mutual funds managed by the same investment advisers. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation that the investment results of similar funds will be comparable even though the Investment Portfolios have the same investment advisers.

A significant portion of the assets of certain of the Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs and generating greater tax liabilities. Large movements of assets into and out of the Investment Portfolios may also negatively impact an Investment Portfolios's ability to achieve its investment objective. In addition, the extent to which Contracts are owned by investors who engage in frequent redemptions or exchanges involving Investment Portfolios which do not limit such activity may result in more redemption and exchange activity in other Investment Portfolios which impose limits on such activity. The adverse impact, if any, of such activity will be constrained by the limits those other Investment Portfolios impose on frequent redemption or exchange activity. Refer to the Investment Portfolios' prospectuses for more details on the risks associated with any specific Investment Portfolio.

   Shares of the Investment Portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of other life insurance companies, which may or may not be affiliated with Us. Certain Investment Portfolios may also be sold directly to qualified plans. The Investment Portfolios do not believe that offering their shares in this manner disadvantages you.

   We may enter into certain arrangements under which We are reimbursed by the Investment Portfolios' advisers, distributors and/or affiliates for the administrative services, which We provide to the Investment Portfolios.

THE FIXED ACCOUNT

   During the Accumulation Period, you can invest in the Fixed Account. The Fixed Account offers an interest rate that is guaranteed by Us to be no less than 3% or the minimum rate prescribed by applicable state law. From time to time, We may change the interest rate credited to amounts invested in the Fixed Account. If you select the Fixed Account, your money will be placed with Our other general account assets. The Fixed Account option may not be available in your state.

   The Fixed Account is not registered under the federal securities laws and it is generally not subject to its provisions. The staff of the SEC has not reviewed the disclosure related to the Fixed Account. The disclosure may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

   The Separate Account Annual Expenses do not apply to amounts allocated to the Fixed Account.

   See your Contract for more information regarding the Fixed Account.

THE GENERAL ACCOUNT

   During the Annuity Period, the portion of your Annuity Payments that are fixed will be paid out of Our general account. We guarantee a specified interest rate used in determining the Annuity Payments. If you elect fixed Annuity Payments, the fixed portion of your Annuity Payments will remain level.

VOTING RIGHTS

   Jefferson National is the legal owner of the Investment Portfolio shares. However, when an Investment Portfolio solicits proxies in conjunction with a vote of its shareholders, We will send you and other owners materials describing the matters to be voted on. You instruct Us how you want Us to vote your shares. When We receive those instructions, We will vote all of the shares We own and those for which no timely instructions are received in proportion to those instructions timely received. Should We determine that We are no longer required to follow this voting procedure, We will vote the shares ourselves.

SUBSTITUTION

   It may be necessary to discontinue one or more of the Investment Portfolios or substitute a new Investment Portfolio for one of the Investment Portfolios you have selected. New or substitute Investment Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will notify you of Our intent to do

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this. We will obtain any required prior approval from the Securities and Exchange Commission before any such change is made.

TRANSFERS

   You can transfer money among the Fixed Account and the Sub-account. Such transfers may be submitted in writing to Our administrative offices. Transfers may be deferred as permitted or required by law. See "Suspension of Payments or Transfers Section" in this prospectus.

   TRANSFERS DURING THE ACCUMULATION PERIOD. You can transfer money to or from the Fixed Account, and to or from any Sub-account. Transfers may be made by contacting Our administrative offices or through Our Website. The following apply to any transfer during the Accumulation Period:

   1. If you make more than one transfer in 30 days, a transfer fee of $25 may be deducted.

   2. Limits on transfers out of the Fixed Account may apply.

   3. Your request for a transfer must clearly state which Sub-account(s) are involved in the transfer.

   4. Your request for transfer must clearly state how much the transfer is for.

   5. Your right to make transfers is subject to modification if We determine, in Our sole opinion, that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right, which is considered by Us to be to the disadvantage of other owners. A modification could be applied to transfers to, or from, one or more of the Investment Portfolios and could include, but is not limited to:

   a. the requirement of a minimum time period between each transfer;

   b. not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner; or

   c. limiting the dollar amount that may be transferred between Sub-accounts by an owner at any one time.

   6. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Accumulation Period.

TRANSFERS DURING THE ANNUITY PERIOD. You can make one transfer per 30 days during the Annuity Period. Thereafter, We may impose a transfer fee of $25 charge per transfer. The following rules also apply to any transfer during the Annuity Period:

1. No transfers can be made between the Fixed Account and the Sub-accounts. You may only make transfers between the Sub-accounts.

2. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Annuity Period.

THIS PRODUCT IS NOT DESIGNED FOR PROFESSIONAL MARKET TIMING STRATEGIES BY THIRD PARTIES. WE RESERVE THE RIGHT TO MODIFY THE TRANSFER PRIVILEGES DESCRIBED ABOVE.

EXCESSIVE TRADING LIMITS

   The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or other persons that use programmed, large, or frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other contract owners invested in the Investment Portfolio.

   We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Registered Representative, Investment Advisor or other third party acting under a Limited Power of Attorney, for any reason, including without limitation, if:

   o We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any subaccount or the share prices of any Investment Portfolio or would be detrimental to other Owners; or

   o We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or

   o the requested transaction violates Our administrative rules designed to detect and prevent market timing.

   The restrictions imposed may include, but are not limited to, restrictions on transfers (E.G., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. Mail only, etc.) or even prohibitions on them for particular owners who, in Our view, have abused or appear likely to abuse the transfer privilege.

   We may apply restrictions in any manner reasonably designed to prevent transfers that We consider disadvantageous to other Owners. These excessive trading limits apply to all owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers.

   SHORT-TERM TRADING RISK. Frequent exchanges among Investment Portfolios by Owners can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term

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shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value.

   The insurance-dedicated mutual funds available through the Investment Portfolios are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners.

   As outlined below, We have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the mutual funds' prospectuses for specific information about the funds' short-term trading policies and risks.

   We have adopted policies and procedures with respect to frequent transfers. These policies apply to all Investment Options except for Investment Options that contain disclosure permitting active trading. As of the date of this prospectus, the only Investment Options which permit active trading are those of the Rydex Variable Trust (other than Rydex Sector Rotation Fund, CLS AdvisorOne Amerigo Fund and CLS AdvisorOne Clermont Fund which do not permit active trading), the Potomac Dynamic VP HY Bond Fund and the 40/86 Money Money Market Portfolio. This list may change any time without notice. Pursuant to this policy, We block trades in excess of $25,000 that are the second transaction in a purchase and sale or sale and purchase involving the same Investment Portfolio in less than seven (7) days (or such longer time period required by the Investment Option). If only one portion of a transfer request involving multiple Investment Options violates our policy, the entire transfer request is blocked.

   We monitor transfers and impose these rules across multiple Contracts owned by the same owner. Thus, if you own two Contracts and make a purchase in excess of $25,000 in an Investment Option in Contract 1, you will have to wait at least seven (7) days to make a sale in excess of $25,000 in the same Investment Option in Contract 2. All transfers are monitored, including without limitation, systematic transfers such as dollar cost averaging, rebalancing, systematic contributions and systematic withdrawals. If you (or your agent's) Website transfer request is restricted or denied, We will send notice via U.S. Mail.

DOLLAR COST AVERAGING PROGRAM

   The Dollar Cost Averaging Program (DCA Program) allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.

   Subject to Our administrative procedures, you may select the Business Day when dollar cost averaging transfers will occur. You can sign up for the DCA Program for a specified time period. The DCA Program will end when the value in the Sub-account(s) from which you are transferring is zero. We will notify you when that happens. A transfer request will not automatically terminate the DCA Program.

   The transfers made under the DCA Program are not taken into account in determining any transfer fee. There is no additional charge for the DCA Program. However, We reserve the right to charge for the DCA Program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The DCA Program may vary by state.

   Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the Fixed Account or selected Sub-account(s) regardless of fluctuating price levels of the Sub-account(s). You should consider your financial ability to continue the DCA Program through periods of fluctuating price levels.

REBALANCING PROGRAM

   Once your money has been allocated among the Sub-accounts, the performance of each Investment Portfolio may cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your Investment Allocation of Record or some other allocation of your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. quarterly, semi-annually or annually). We will measure the rebalancing periods from the initial rebalancing date selected. You must use whole percentages in 1% increments for rebalancing. Rebalancing does not include assets allocated to the Fixed Account. You can discontinue the Rebalancing Program at any time. You can modify rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. The transfers made under the Rebalancing Program are not taken into account in determining any transfer fee. Currently, there is no charge for participating in the Rebalancing Program. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program.

   EXAMPLE: Assume that you want your initial Purchase Payment split between 2 Sub-accounts. You want 40% to be in the Fixed Income Portfolio Sub-account and 60% to be in the Growth Portfolio Sub-account. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fixed Income Portfolio Sub-account now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, We would sell some of your units in the Fixed Income Portfolio Sub-account to bring its value back to 40% and use the money to buy more units in the Growth Portfolio Sub-account

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to increase those holdings to 60%.

ASSET ALLOCATION PROGRAM

   We understand the importance to you of having advice from a financial adviser regarding your investments in the Contract (asset allocation program). Certain investment advisors have made arrangements with Us to make their services available to you. Jefferson National has not made any independent investigation of these advisors and is not endorsing such programs. You may be required to enter into an advisory agreement with your Investment Advisor to have the fees paid out of your Contract during the Accumulation Period.

   Jefferson National will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of your Investment advisor. If the Contract is a Non-Qualified Contract, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes. Further, if you are under age 59 1/2, it may be subject to a tax penalty. If the Contract is a Qualified Contract, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met.

   Additionally, any withdrawals for this purpose may be subject to a Contingent Deferred Sales Charge. You should consult a tax adviser regarding the tax treatment of the payment of investment advisor fees from your Contract.

INTEREST SWEEP PROGRAM

   You can elect to transfer (sweep) your interest from the Fixed Account to the Sub-accounts on a periodic and systematic basis. Currently, there is no charge for the Interest Sweep Program.

EXPENSES

   There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract. These charges and expenses are:

INSURANCE CHARGES

   Each day, We make a deduction for Insurance Charges. The Insurance Charges do not apply to amounts allocated to the Fixed Account. The Insurance Charges will vary depending on whether, at the time you apply for the Contract, you choose one of the Guaranteed Minimum Death Benefits (GMDB) and/or the Guaranteed Minimum Income Benefits (GMIB).

   The Insurance Charges compensate the Company for all the insurance benefits, e.g., guarantee of annuity rates, the death benefit, for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract. The Insurance Charges are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. If the Insurance Charges are insufficient, then We will bear the loss. Any profits we derive from the Insurance Charges will become part of our general account assets and can be used for any lawful purpose, including the costs of selling the contracts.

   The Insurance Charges will be as follows:

    GMDB      GMDB              CURRENT    MAXIMUM
  OPTION 1  OPTION 2    GMIB   INSURANCE  INSURANCE
  ELECTED    ELECTED  ELECTED   CHARGE     CHARGE

    No        No        No       1.40%      1.65%
    Yes       No        No       1.75%      2.15%
    No        Yes       No       1.85%      2.30%
    Yes       No        Yes      2.05%      2.65%
    Yes       No        Yes      2.15%      2.80%

CONTRACT MAINTENANCE CHARGE

   On each Contract Anniversary during the Accumulation Period, We deduct $30 (as allowed by state law, this charge can be increased up to a maximum of $60 per Contract per year) from your Contract as a Contract Maintenance Charge. This charge is for certain administrative expenses associated with the Contract.

   We do not deduct the Contract Maintenance Charge if the value of your Contract is $50,000 or more on the Contract Anniversary. We reserve the right to reduce or waive the Contract Maintenance Charge. If you make a full withdrawal on other than a Contract Anniversary, and the value of your Contract is less than $50,000, We will deduct the full Contract Maintenance Charge at the time of the full withdrawal. If, when you begin to receive Annuity Payments, the Annuity Date is a different date than your Contract Anniversary, We will deduct the full Contract Maintenance Charge on the Annuity Date unless the Contract Value on the Annuity Date is $50,000 or more.

   The Contract Maintenance Charge will be deducted first from the Fixed Account. If there is insufficient value in the Fixed Account, the fee will then be deducted from the Sub-account with the largest balance.

   No Contract Maintenance Charge is deducted during the Annuity Period.

CONTINGENT DEFERRED SALES CHARGE

   During the Accumulation Period, you can make withdrawals from your Contract. Withdrawals are taken from earnings first and then Purchase Payments. A Contingent Deferred Sales Charge may be assessed against Purchase Payments withdrawn. Each Purchase Payment has its own Contingent Deferred Sales Charge period. When you make a withdrawal, the charge is deducted from Purchase Payments (oldest to newest). Subject to the waivers discussed below, if you make a withdrawal and it has been less than the stated number of years since you made your Purchase Payment, you will have to pay a Contingent Deferred Sales Charge. The Contingent Deferred Sales Charge compensates Us for expenses associated with selling the Contract. The charge is as follows:
                                                  CONTINGENT
NUMBER OF YEARS                                    DEFERRED
FROM RECEIPT OF                                     SALES
PURCHASE PAYMENT                                    CHARGE
0-1                                                   7%
2                                                     7%
3                                                     6%
4                                                     5%
5                                                     4%
6                                                     3%
7                                                     2%
8 or more                                             0%

   In addition, the following circumstances further limit or

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reduce Contingent Deferred Sales Charge charges, in some states, as applicable:

   o for issue ages up to 52, there is no Contingent Deferred Sales Charge for withdrawals made after the 15th Contract year;
   o for issue ages 53 to 56, there is no Contingent Deferred Sales Charge for withdrawals made after you attain age 67;
   o for issue ages 57 and later, any otherwise applicable Contingent Deferred Sales Charge will be multiplied by a factor ranging from .9 to 0 for Contract years one through ten and later, respectively.

   FREE WITHDRAWALS. Subject to any applicable limitations, each Contract year you can withdraw money from your Contract, without a Contingent Deferred Sales Charge, in an amount equal to the greater of:

   o 10% of the Contract Value (on a non-cumulative basis)(excluding payments made by Us to Your Investment Advisor);
   o the IRS minimum distribution requirement for this Contract if it was issued as an individual retirement annuity or in conjunction with certain qualified retirement plans; or
   o the total of your Purchase Payments that have been in the Contract for more than 7 complete years.

WAIVER OF CONTINGENT DEFERRED SALES CHARGE

   In addition to the free withdrawal amount discussed above, the Contingent Deferred Sales Charge may be waived under certain circumstances. If the Contract is owned by Joint Owners, these benefits apply to either owner. If the Contract is owned by a non-natural person, then these benefits apply to the Annuitant.

   UNEMPLOYMENT. Once per Contract year, We will allow an additional free withdrawal of up to 10% of your Contract Value if:

   o  your Contract has been in force for at least 1 year;
   o you provide Us with a letter of determination from your state's Department of Labor indicating that you qualify for and have been receiving unemployment benefits for at least 60 consecutive days;
   o you were employed on a full time basis and working at least 30 hours per week on the date your Contract was issued;
   o  your employment was involuntarily terminated by your employer; and
   o you certify to Us in writing that you are still unemployed when you make the withdrawal request.

   This benefit may be used by only one person including in the case of Joint Owners or if the Contract continued by a spouse after the death of the Owner. This benefit may not be available in your state.

   NURSING CARE CONFINEMENT. Once per Contract year, We will allow an additional free withdrawal of up to 10% of your Contract Value if:

   o you are confined in a qualified nursing care center (as defined in the rider to the Contract) for 90 consecutive days;
   o  confinement begins after the first Contract year;
   o confinement is prescribed by a qualified physician and is medically necessary;
   o request for this benefit is made during confinement or within 60 days after confinement ends; and
   o  We receive due proof of confinement.

   This benefit may be used by only one person including in the case of Joint Owners or if the Contract continued by a spouse after the death of the Owner.

This benefit may not be available in your state.

   TERMINAL ILLNESS. You may take one free withdrawal of up to 100% of your Contract Value after a qualified physician (as defined in the rider to the Contract) provides notice that the owner has a terminal illness (which is expected to result in death within 12 months from the notice).

   o To qualify, the diagnosis and notice must occur after the first Contract year ends.
   o This benefit is not available if you have a terminal illness on the date the Contract is issued. All other limitations under the Contract apply.

   This benefit may only be used one time including in the case of Joint Owners or if the Contract continued by a spouse after the death of the Owner.

   This benefit may not be available in your state.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

   We may reduce or eliminate the amount of the Contingent Deferred Sales Charge when the Contract is sold under circumstances that reduce Our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract or a prospective purchaser already had a relationship with Us. We will not deduct a Contingent Deferred Sales Charge when a Contract is issued to an officer, director or employee of Our company or any of Our affiliates. Any circumstances resulting in the reduction or elimination of the Contingent Deferred Sales Charge requires Our prior written approval. In no event will reduction or elimination of the Contingent Deferred Sales Charge be permitted where it would be unfairly discriminatory to any person.

INVESTMENT PORTFOLIO OPERATING EXPENSES

   There are deductions from and expenses paid out of the assets of the various Investment Portfolios, which are described in the Investment Portfolio prospectuses. The Investment Portfolio Operating Expenses are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. We reserve the right to charge transfer fees imposed by the Investment Portfolios for excessive transfers.

TRANSFER FEE

   During the Accumulation Period, You can make one free transfer per 30 days. If you make more than one transfer

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per 30 days, you may be charged a transfer fee of $25 per transfer. As allowed by law, We reserve the right to change the transfer fee.

   During the Accumulation Period, the transfer fee is deducted from the Investment Option that you transfer from. If you transfer your entire interest from an Investment Option, the transfer fee is deducted from the amount transferred. If there are multiple Investment Options from which you transfer funds, the transfer fee will be deducted first from the Fixed Account, and then from the Sub-account with the largest balance that is involved in the transfer.

   During the Annuity Period, the transfer fee will be deducted from the Annuity Payment immediately following your transfer.

   If the transfer is part of the Dollar Cost Averaging Program, the Rebalancing Program or the Interest Sweep Program it will not count in determining the transfer fee. All reallocations made on the same date count as one transfer.

EARNINGS PROTECTION BENEFIT RIDER

   If, at the time of you apply for the Contract, you select the Earnings Protection Benefit ("EPB") you also choose the level of protection you desire. (See "Earnings Protection Benefit Rider" later in this Prospectus.) Depending on your choice you will be charged as follows:

                         0.25% of Contract Value as of the
For Base Benefit:        Contract Anniversary.

For Optional             0.01% of Contract Value as of the
Benefit:                 Contract Anniversary for each 1% of
(Current Charge)         optional coverage elected.

For Optional             0.02% of Contract Value as of the
Benefit:                 Contract Anniversary for each 1% of
(Maximum Charge)         optional coverage elected.

If you make a full surrender or upon the death of the Owner on other than the Contract Anniversary, We will deduct the charge for the EPB on a pro rata basis for the period from the last Contract Anniversary until the date of the full surrender or the date We receive due proof of death of the Owner. We recommend you consult your tax advisor before you purchase this rider.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT

   If you select the Guaranteed Minimum Withdrawal Benefit, your charge will depend upon the Waiting Period you select. If you select the 2 Year Waiting Period, your charge will be 0.50% of amounts allocated to the Sub-accounts. We may increase this charge up to 0.75%. If you select the 5 Year Waiting Period, your charge will be 0.35% of amounts allocated to the Sub-accounts. We may increase this charge up to 0.50%. These charges, which are expressed as annual rates, will be deducted on a daily basis.

PREMIUM TAXES

   Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the Contract Value for them. These taxes are due either when the Contract is issued or when Annuity Payments begin. It is Our current practice to deduct these taxes when either Annuity Payments begin, a death benefit is paid or upon partial or full surrender of the Contract. We may in the future discontinue this practice and assess the charge when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction.

INCOME TAXES

   We will deduct from the Contract any income taxes, which We incur because of the Contract. At the present time, We are not making any such deductions.

CONTRACT VALUE

   Your Contract Value is the sum of amounts held under your Contract in the Sub-accounts and the Fixed Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization. The value of any assets in the Sub-accounts(s) will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in a Sub-account, We use a unit of measure called an Accumulation Unit. During the Annuity Period of your Contract We call the unit an Annuity Unit. The value of your Contract is affected by the investment performance of the Investment Portfolios, the expenses of the Investment Portfolios and the deduction of fees and charges under the Contract.

ACCUMULATION UNITS

   Every Business Day, We determine the value of an Accumulation Unit for each of the Sub-Accounts by multiplying the Accumulation Unit value for the prior Business Day by a factor for the current Business Day. The factor is determined by:

   1. dividing the value of a Sub-Account share at the end of the current Business Day (and any charges for taxes) by the value of a Sub-account share for the previous Business Day; and

   2. subtracting the daily amount of the Insurance Charges and the charges for the optional Guaranteed Minimum Withdrawal Benefit, if elected.

   The value of an Accumulation Unit may go up or down from Business Day to Business Day.

   When you make a Purchase Payment, We credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Sub-Account by the value of the Accumulation Unit for that Sub-Account on that Business Day. When you make a withdrawal, We deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when We deduct certain charges under the Contract. Whenever We use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.

   We calculate the value of an Accumulation Unit for each Sub-Account after the New York Stock Exchange closes each Business Day and then credit your Contract.

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   EXAMPLE: On Wednesday, We receive an additional Purchase Payment of $4,000 from you. You have told Us you want this to go to the Equity Portfolio Sub-account. When the New York Stock Exchange closes on that Wednesday, We determine that the value of an Accumulation Unit for the Equity Portfolio Sub-account is $12.25. We then divide $4,000 by $12.25 and credit your Contract on Wednesday night with 326.53 Accumulation Units for the Equity Portfolio Sub-account.

ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

   o  by making a withdrawal (either a partial or a complete withdrawal);
   o  by electing to receive Annuity Payments; or
   o  when a death benefit is paid to your Beneficiary.

   Withdrawals can only be made during the Accumulation Period.

   When you make a complete withdrawal, you will receive the Contract Value on the day you made the withdrawal, (i) less any applicable Contingent Deferred Sales Charge; (ii) less any Contract Maintenance Charge; and (iii) less any applicable premium tax.

   You must tell Us which Investment Option you want the partial withdrawal to come from. Under most circumstances, the amount of any partial withdrawal from any Investment Option must be at least $500. If you do not have at least $500 in the Contract after a partial withdrawal, We reserve the right to terminate the Contract and pay you the Contract Value less any applicable fees and charges. These minimum amounts are waived for systematic withdrawals and required minimum distributions.

   Once We receive your written request for a withdrawal from an Investment Option, We will pay the amount of that withdrawal within 7 days. Withdrawals may be deferred as permitted or required by law. See "Suspension of Payments or Transfers" section.

   A withdrawal may result in a withdrawal charge and/or tax consequences (including an additional 10% tax penalty under certain circumstances).

   Certain withdrawal restrictions may apply if your Contract is issued in connection with a Section 403(b) tax-qualified plan (also known as a tax-sheltered annuity). See "Contingent Deferred Sales Charge" and "Taxes" in this Prospectus.

SYSTEMATIC WITHDRAWAL PROGRAM

   The systematic withdrawal program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Investment Options on a pro-rata basis, unless you instruct Us otherwise. You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. We do not currently charge for the Systematic Withdrawal Program, however, the withdrawals may be subject to a Contingent Deferred Sales Charge.

   Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.

OPTIONAL GUARANTEED MINIMUM WITHDRAWAL BENEFIT

   For an extra charge, you can elect the Guaranteed Minimum Withdrawal Benefit
(GMWB), a living benefit. The GMWB allows you to make withdrawals from your Contract irrespective of your Contract Value, subject to certain limitations. Once the benefit is elected, you cannot cancel it and charges will continue to be deducted until Annuity Payments begin. The charges for the GMWB option are deducted each Business Day from amounts held in the Sub-Accounts. Withdrawals made under this rider will reduce your Contract Value.

   If you elect the GMWB when you purchase your Contract, your initial Purchase Payment is used as the basis for determining the guaranteed withdrawal amount (the "Benefit Amount"). If you elect this benefit at a later date, your Contract Value on the date the benefit is added to your Contract is used to determine the Benefit Amount.

   Once the Benefit Amount has been determined, We calculate the annual guaranteed withdrawal amount (the "Benefit Payment"). The Benefit Payment is equal to 7% of the Benefit Amount. If you do not take 7% in one year, you may not take more than 7% the next year. You can continue to take Benefit Payments until the sum of the Benefit Payments equals the Benefit Amount. Each withdrawal you make as a Benefit Payment reduces the amount you may withdraw free of the Contingent Deferred Sales Charge. Withdrawals under this option may result in adverse tax consequences.

   Benefit Payments are subject to a Waiting Period. Presently, you can choose either a two-year or five-year Waiting Period. We may offer other Waiting Periods in the future. The Waiting Period is the time between the date you elect the GMWB and the date you can begin receiving Benefit Payments. For example, if you choose a Waiting Period of five years, you cannot begin receiving Benefit Payments before the fifth Contract Anniversary after you elect the GMWB. The GMWB charge will vary depending on the length of the Waiting Period you choose.

   If you elect the GMWB when you purchase your Contract, We count one year as the time between each Contract Anniversary. If you elect the GMWB at any time after purchase, We treat the time between the date We added the option to your Contract and your next Contract Anniversary as the first year.

   If, in any year, total withdrawals from your Contract are more than your Benefit Payment, your Benefit Payment will be recalculated as follows:

   o (1 - withdrawal/Contract Value immediately prior to withdrawal) multiplied by your Benefit Payment immediately prior to withdrawal.

   If you make subsequent Purchase Payments to your

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Contract, We will recalculate your Benefit Amount and your Benefit Payments. Your new Benefit Amount equals your Benefit Amount immediately prior to the subsequent Purchase Payment plus the subsequent Purchase Payment. Your new Benefit Payment equals your prior Benefit Payment increased by 7% of the subsequent Purchase Payment.

   Once you elect the GMWB, you are entitled to one free "step-up" of the Benefit Amount over the course of this option. If you choose to "step-up" the benefit, your Benefit Amount is recalculated to equal your Contract Value. The Benefit Payment then becomes the greater of 7% of the new Benefit Amount and your existing Benefit Payment. You would not want to "step-up" if your current Benefit Amount is higher than your Contract Value.

   Additional "step-ups" are available at an extra charge. At the time you elect to "step-up," there may be a higher charge for the GMWB. When you elect an additional "step-up" you will be charged the current GMWB charge. Before you decide to "step-up," you should consider the current charge for this benefit.

   If you, the Joint Owner or Annuitant die before you receive all the guaranteed Benefit Payments, the Beneficiary may elect to receive either the remaining Benefit Payments or Death Benefit Amount payable under your Contract.

   You can surrender your Contract at any time, even if you elect the GMWB, but you will receive your Contract Value, less any applicable Contingent Deferred Sales Charges, less any applicable Contract Maintenance Charge and less premium taxes, at the time of surrender and not the Benefit Amount or the Benefit Payment amount you would have received under the GMWB.

   Please see Appendix D for examples of how the Benefit Amount and Benefit Payment are calculated.

SUSPENSION OF PAYMENTS OR TRANSFERS

   We may be required to suspend or postpone payments, withdrawals or transfers for any period when:

      1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

      2. trading on the New York Stock Exchange is restricted;

      3. an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or We cannot reasonably value the shares of the Investment Portfolios;

      4. during any other period when the SEC, by order, so permits for the protection of owners.

   We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months.

   If mandated under applicable law, We may be required to reject a Purchase Payment and/or otherwise block access to an Owner's Contract and thereby refuse to pay any request for transfers, partial or full withdrawals, annuity benefits, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.

DEATH BENEFIT

UPON YOUR DEATH DURING THE ACCUMULATION PERIOD

   If you, or your Joint Owner, die before Annuity Payments begin, We will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.

   The Contract Value for purposes of calculating any Death Benefit Amount will be determined as of the Business Day We receive due proof of death and an election for the payment method (see below). After the Death Benefit Amount is calculated, it will remain in the Investment Options until distribution begins. Until We distribute the Death Benefit Amount, the Death Benefit Amount in the Sub-Accounts will be subject to investment risk, which is borne by the Beneficiary.

STANDARD DEATH BENEFIT AMOUNT DURING THE ACCUMULATION PERIOD

   If you die prior to age 80 and you did not elect one of the two optional Guaranteed Minimum Death Benefits, the Death Benefit Amount will be the greater of:

      (1) the Contract Value as of the Business Day We receive due proof of death and a payment election; or

      (2) the total Purchase Payments you have made, less any Adjusted Partial Withdrawals and Contingent Deferred Sales Charges.

   If you are age 80 or over and you did not elect one of the two optional Guaranteed Minimum Death Benefit, the Death Benefit Amount will be equal to the Contract Value as of the Business Day We receive due proof of death and a payment election.

OPTIONAL GUARANTEED MINIMUM DEATH BENEFITS

   For an extra charge, at the time you purchase the Contract, you can choose one of two optional Guaranteed Minimum Death Benefit options each of which, depending on market conditions, may provide a greater Death Benefit Amount than the standard death benefit described above.

   GUARANTEED MINIMUM DEATH BENEFIT OPTION 1. Under this option, if you die before age 80, the Death Benefit Amount will be the greater of:

      (1) the total Purchase Payments you have made, less all Adjusted Partial Withdrawals, Contingent Deferred Sales Charges and any applicable premium taxes;

      (2) the Contract Value as of the Business Day We receive due proof of death and a payment election; or

      (3) the largest Contract Value on any Contract Anniversary before the Owner or Joint Owner's death, less any Adjusted Partial Withdrawals, and limited to no more than twice the amount of Purchase Payments paid less any Adjusted Partial Withdrawals.

   Under this option, if death occurs at age 80 or later, the Death Benefit Amount will be the greater of: (1) the Contract Value as of the Business Day We receive due proof of death

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and a payment election; or (2) the Death Benefit Amount as of the last Contract Anniversary before your 80th birthday, less any Adjusted Partial Withdrawals.

   GUARANTEED MINIMUM DEATH BENEFIT OPTION 2. Under this option, if you die before age 80, the Death Benefit Amount will be the greater of:

      (1) the total Purchase Payments you have made, less all Adjusted Partial Withdrawals, Contingent Deferred Sales Charges and any applicable premium taxes;

      (2) the Contract Value as of the Business Day We receive due proof of death and a payment election;

      (3) the largest Contract Value on any Contract Anniversary before the Owner or Joint Owner's death, less any Adjusted Partial Withdrawals; or

      (4) the total Purchase Payments you have made, less any Adjusted Partial Withdrawals, increased by 5% each year up to the date of death.

   Under this option, if death occurs at age 80 or later, the Death Benefit Amount will be the greater of: (1) the Contract Value as of the Business Day We receive due proof of death and a payment election; or (2) the Death Benefit Amount as of the last Contract Anniversary before your 80th birthday, less any Adjusted Partial Withdrawals.

   If Joint Owners are named, the Death Benefit Amount is determined based on the age of the oldest Owner and is payable on the first death. If the Owner is a non-natural person, the death of an Annuitant will be treated as the death of the Owner.

   It is possible that the IRS may take the position that charges for the Optional Guaranteed Minimum Death Benefits are deemed to be taxable distributions to you. Although We do not believe that such charges should be treated as taxable distributions, you should consult your tax adviser prior to selecting these riders.

   If you take a partial withdrawal at a time when the Death Benefit Amount is greater than your Contract Value, then your Death Benefit Amount may be reduced by an amount greater than the amount withdrawn.

   If the Beneficiary is the spouse of the Owner of the Contact and elects to continue the Contract after the Owner's death, the Beneficiary can elect to continue the optional Guaranteed Minimum Death Benefit. However, for purposes of determining the new Death Benefit Amount, the Death Benefit Amount is treated as the premium.

   THESE BENEFITS MAY NOT BE AVAILABLE IN YOUR STATE.

OPTIONAL EARNINGS PROTECTION BENEFIT (EPB)

   The Earnings Protection Benefit (EPB) is designed to provide an additional benefit at death, which helps to defray federal and state taxes. For an additional charge, you can elect the EPB rider at the time you purchase the Contract if you are below age 76. The rider consists of two portions: base coverage and optional coverage. The rider's base death benefit and the rider's optional death benefit, when elected, are payable in addition to any other Death Benefit Amount under the Contract or any other rider. Withdrawals from the Contract will reduce the rider's death benefit. No benefit is payable if death occurs on or after the Annuity Date. This rider is only available to Non-Qualified Contracts. We recommend that you consult your tax advisor before you purchase this rider.

   BASE DEATH BENEFIT. Upon the death of the Owner, We will add an amount to the Death Benefit Amount equal to 50% (30% if the owner was between the ages of 70 and 75 when We issued the Contract) of the Eligible Gain to the Beneficiary upon Our receipt of due proof of death of the Owner at Our administrative office.

   OPTIONAL DEATH BENEFIT. If the Owner's death occurs after the fifth Contract Year and the optional death benefit is selected, We add to the Death Benefit Amount, in addition to the rider's base death benefit, an optional rider death benefit in an amount equal to 50% (30% for issue ages 70-75) of the Optional Gain to the Beneficiary upon Our receipt of due proof of death of the Owner. This optional death benefit is only available for exchanges of deferred annuity Contracts in a manner that qualifies for non-recognition of income treatment under Section 1035 of the Internal Revenue Code, as amended.

   ELIGIBLE GAIN. Eligible Gain is the least of:

   o  the Contract gain; or
   o if death occurs during the first Contract year, the initial Purchase Payment less Equivalency Withdrawals from the initial Purchase Payment; or
   o if death occurs after the first Contract year has elapsed, all Purchase Payments applied to the Contract except Purchase Payments applied within 12 months prior to the date of death, reduced by all Equivalency Withdrawals during the life of the Contract.

   EQUIVALENCY WITHDRAWAL. The Equivalency Withdrawal is:

   o  the partial withdrawal amount; divided by

   o  the Contract Value prior to the withdrawal; multiplied by

   o  the sum of all Purchase Payments less all prior Equivalency Withdrawals.

   If you take a partial withdrawal at a time when the sum of all Purchase Payments less prior Equivalency Withdrawals is greater than your Contract Value, then your Earnings Protection Benefit will be reduced by an amount greater than the amount withdrawn.

   OPTIONAL COVERAGE PERCENTAGE. The Optional Coverage Percentage is a percentage of the initial Purchase Payment. You must elect the Optional Coverage Percentage at the time of application.

   CONTRACT GAIN. Contract Gain is the Contract Value reduced by the difference of total Purchase Payments and Equivalency Withdrawals.

   OPTIONAL GAIN. The Optional Gain is:

   o  the Optional Coverage Percentage; multiplied by

   o the initial Purchase Payment less Equivalency Withdrawals (from the initial Purchase Payment); less

   o the sum of all Purchase Payments reduced by withdrawals, less Contract Value, when the sum of all

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      Purchase Payments reduced by withdrawals is greater than Contract Value.

   TERMINATION. The EPB rider terminates and charges and benefits automatically end on the earliest of:

   o  The Annuity Date; or
   o  Full surrender; or
   o  Death of the Owner; or
   o  Transfer of ownership

   We may terminate the EPB rider if necessary to comply with applicable state and federal regulations.

   See Appendix C for examples of how this benefit works.

   It is possible that the IRS may take the position that charges for the Earnings Protection Benefits are deemed to be taxable distributions to you. Although We do not believe that such charges should be treated as taxable distributions, you should consult your tax adviser prior to selecting these riders.

   THIS BENEFIT MAY NOT BE AVAILABLE IN YOUR STATE.

PAYMENT OF THE DEATH BENEFIT DURING THE ACCUMULATION PERIOD

   Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner or a Joint Owner during the Accumulation Period.

   OPTION 1--lump sum payment of the Death Benefit Amount; or

   OPTION 2--the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner or Joint Owner; or

   OPTION 3--payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution beginning within 1 year of the date of the death of the Owner or any Joint Owner.

   Any portion of the Death Benefit Amount not applied under Option 3 within 1 year of the date of your death, or that of a Joint Owner, must be distributed within 5 years of the date of death.

   Unless you have previously designated one of the payment options above, a Beneficiary who is also the spouse of the deceased Owner may elect to:

   o continue the Contract in his or her own name at the then current Contract Value;
   o  elect a lump sum payment of the Death Benefit Amount; or
   o  apply the Death Benefit Amount to an Annuity Option.

   If the spouse elects to continue the Contract, the Contract Value will be the initial Purchase Payment for the purpose of determining benefits under the Contract for the continuing spouse.

   If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any form other than a lump sum, may only be elected during the 60-day period beginning with the date of receipt by Us of due proof of death.

   The Contract Value for purposes of calculating any Death Benefit Amount will be determined as of the Business Day We receive due proof of death and an election for the payment method (see below). After the Death Benefit Amount is calculated, it will remain in the Sub-accounts and/or the Fixed Account until distribution begins. Until We distribute the Death Benefit Amount, the Death Benefit Amount in the Sub-accounts will be subject to investment risk, which is borne by the Beneficiary.

DEATH OF CONTRACT OWNER DURING THE ANNUITY PERIOD

   If you or a Joint Owner, who is not the Annuitant, dies during the Annuity Period, any remaining Annuity Payments under the Annuity Option elected will continue to be made at least as rapidly as under the method of distribution in effect at the time of the Owner's or Joint Owner's death. Upon the Owner's death during the Annuity Period, the Beneficiary becomes the Owner. Upon the death of any Joint Owner during the Annuity Period, the surviving Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.

DEATH OF ANNUITANT

   If the Annuitant, who is not an Owner or Joint Owner, dies during the Accumulation Period, you will automatically become the Annuitant. A change of Annuitant by the Owner may result in a taxable event. You may designate a new Annuitant subject to Our approval. If the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

   Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as provided for in the Annuity Option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

ANNUITY PAYMENTS (THE ANNUITY PERIOD)

   Under the Contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which the Annuity Payments begin. We call that date the Annuity Date. The Annuitant is the person whose life We look to when We determine Annuity Payments.

   The Annuity Date must be the first day of a calendar month and must be at least 90 days after the Contract issue date. The Annuity Date may not be later than the earlier of the date the Annuitant reaches attained age 90 or the maximum date permitted under applicable state law. If no Annuity Date is selected, we will assume the latest possible Annuity Date.

   For a Contract held under a tax-qualified retirement arrangement (other than an IRA), the Annuity Date generally may not be later than (i) April 1 of the year after the year in which the Annuitant attains age 70 1/2, or (ii) the calendar year in which the Annuitant retires if later. For a Contract held

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as an IRA, the Annuity Date may not be later than April 1 of the year after the year in which the Annuitant attains age 70 1/2.

   You can also choose among income plans. We call those Annuity Options. You can elect an Annuity Option by providing Us with a written request. You can change the Annuity Option any time up to 30 days before the existing Annuity Date. If you do not choose an Annuity Option, We will assume that you selected Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments.

   During the Annuity Period, you can choose to have fixed Annuity Payments (these payments will come from Jefferson National's general account), variable Annuity Payments (these payments will be based on the performance of the Investment Portfolios) or a combination of both. If you do not tell Us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Annuity Date. Unless you tell us otherwise, any money in the Fixed Account will be applied to a fixed annuity.

ANNUITY PAYMENT AMOUNT

   If you choose to have any portion of your Annuity Payments based on the performance of the Investment Portfolio(s), the dollar amount of your Annuity Payment will depend upon:

   1) The Contract Value or the Death Benefit Amount (if the Annuity Option is selected to pay the death benefit) applied to a Variable Annuity Option on the Annuity Date;

   2) The 3% or 5% (as you select prior to the Annuity Date) assumed investment rate used in the annuity table for the Contract;

   3) The performance of the Investment Portfolio(s) you selected; and

   4) The Annuity Option you selected.

   You can choose either a 3% or a 5% assumed investment rate (AIR). If the actual performance exceeds the 3% or 5% (as you selected) AIR, your Annuity Payments will increase. Similarly, if the actual rate is less than 3% or 5% (as you selected) your Annuity Payments will decrease. Using a higher AIR results in a higher initial Annuity Payment, but later Annuity Payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines.

   On the Annuity Date, your Contract Value, less any premium tax, less any Contingent Deferred Sales Charge, and less any Contract Maintenance Charge will be applied under the Annuity Option you selected. If you select an Annuity Date that is on or after the 5th Contract Anniversary, and you choose an Annuity Option that has a life contingency for a minimum of 5 years, We will apply your Contract Value, less any premium tax and less any Contract Maintenance Charge to the Annuity Option you elect.

   Annuity Payments are made monthly unless you have less than $5,000 to apply toward purchasing an Annuity Option. In that case, We may make a single lump sum payment to you instead of Annuity Payments. Likewise, if your Annuity Payments would be less than $50 a month, We have the right to change the frequency of payments so that your Annuity Payments are at least $50.

   Unless you notify Us otherwise, We will pay the Annuity Payments to you. You can change the payee at any time prior to the Annuity Date. Income from any distribution will be reported to you for tax purposes.

OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT (GMIB)

   For an extra charge, you can elect the Guaranteed Minimum Income Benefit. YOU MAY NOT SELECT THIS BENEFIT UNLESS YOU ALSO SELECT EITHER GUARANTEED MINIMUM DEATH BENEFIT OPTION 1 OR GUARANTEED MINIMUM DEATH BENEFIT OPTION 2.

   Under the Guaranteed Minimum Income Benefit, a Guaranteed Minimum Income Benefit base will be applied to your Annuity Option to provide Annuity Payments.

   IF YOU ELECT GUARANTEED MINIMUM DEATH BENEFIT OPTION 1. Prior to your 80th birthday, the Guaranteed Minimum Income Benefit base is equal to the largest Contract Value on any Contract Anniversary, less any Adjusted Partial Withdrawals, and limited to no more than twice the amount of Purchase Payments made less any Adjusted Partial Withdrawals.

   IF YOU ELECT GUARANTEED MINIMUM DEATH BENEFIT OPTION 2. Prior to your 80th birthday, the Guaranteed Minimum Income Benefit base is the greater of:

      (1) the largest Contract Value on any Contract Anniversary, less any Adjusted Partial Withdrawals; or

      (2) the total Purchase Payments you have made, less any Adjusted Partial Withdrawals, increased by 5% each year up to the Annuity Date.

   Irrespective of which Guaranteed Minimum Income Benefit option you choose, the Guaranteed Minimum Income Benefit base on or after your 80th birthday is equal to the greater of (1) the Contract Value, less any premium tax, less any Contingent Deferred Sales Charge, and less any Contract Maintenance Charge; or
(2) the Guaranteed Minimum Income Benefit base as of the last Contract Anniversary before your 80th birthday less any Adjusted Partial Withdrawals.

   If you take a partial withdrawal at a time when your Guaranteed Minimum Income Benefit base is greater than your Contract Value, then your Guaranteed Minimum Income Benefit base will be reduced by an amount greater than the amount withdrawn.

   If you elect the Guaranteed Minimum Income Benefit, the following limitations will apply:

   o You must choose either Annuity Option 2 or 4, unless otherwise agreed to by Us. If you do not choose an Annuity Option, Annuity Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will be applied.
   o If you are age 50 or over on the date We issue the Contract, the Annuity Date must be on or after the later of your 65th birthday, or the 7th Contract Anniversary.
   o If you are under age 50 on the date We issue your Contract, the Annuity Date must be on or after the 15th

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      Contract Anniversary.
   o The Annuity Date selected must occur within 30 days following a Contract Anniversary.
   o If there are Joint Owners, the age of the oldest Owner will be used to determine the Guaranteed Minimum Income Benefit. If the Contract is owned by a non-natural person, then Owner will mean the Annuitant for purposes of this benefit.

   On the Annuity Date, the initial income benefit will not be less than the Guaranteed Minimum Income Benefit base applied to the guaranteed Annuity Payment factors under the Annuity Option elected.

   It is possible that the IRS may take the position that charges for the Guaranteed Minimum Income Benefits are deemed to be taxable distributions to you. Although We do not believe that such charges should be treated as taxable distributions, you should consult your tax adviser prior to selecting these riders.

   THIS BENEFIT MAY NOT BE AVAILABLE IN YOUR STATE.

ANNUITY OPTIONS

   You can choose one of the following Annuity Options or any other Annuity Option which is acceptable to Us. After Annuity Payments begin, you cannot change the Annuity Option.

   OPTION 1. INCOME FOR A SPECIFIED PERIOD. We will pay income for a specific number of years in installments. However, if the Annuitant dies and We have made Annuity Payments for less than the specified number of years, you may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the Business Day We receive due proof of death) discounted at the Assumed Investment Rate (AIR) for a variable Annuity Option.

   OPTION 2. INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. We will make monthly Annuity Payments so long as the Annuitant is alive but at least for a specified period certain. If an Annuitant, who is not the Owner, dies before We have made all of the guaranteed Annuity Payments, We will continue to make the Annuity Payments for the remainder of the specified guarantee period to you. If you do not want to receive Annuity Payments after the Annuitant's death, you can request a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the Business Day We receive due proof of death) discounted at the Assumed Investment Rate
(AIR) for a variable Annuity Option.

   OPTION 3. INCOME OF SPECIFIED AMOUNT. We will pay income of a specified amount until the principal and interest are exhausted. However, if the Annuitant dies and We have made Annuity Payments totaling less than the specified amount, you may elect to receive a single lump sum payment, which will be equal to the present value of the remaining Annuity Payments (as of the Business Day We receive due proof of death) discounted at the Assumed Investment Rate (AIR) for a variable Annuity Option.

   OPTION 4. JOINT AND SURVIVOR INCOME FOR LIFE. We will make monthly Annuity Payments as long as either the Annuitant or a joint Annuitant is alive. The Annuitant must be at least 50 years old, and the joint Annuitant must be at least 45 years old at the time of the first monthly Annuity Payment.

TAXES

   NOTE: JEFFERSON NATIONAL HAS PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. NO ATTEMPT IS MADE TO CONSIDER ANY APPLICABLE STATE TAX OR OTHER TAX LAWS, OR TO ADDRESS ANY FEDERAL ESTATE, OR STATE AND LOCAL ESTATE, INHERITANCE AND OTHER TAX CONSEQUENCES OF OWNERSHIP OR RECEIPT OF DISTRIBUTIONS UNDER A CONTRACT. YOU SHOULD CONSULT YOUR TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES.

ANNUITY CONTRACTS IN GENERAL

   When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

TAX STATUS OF THE CONTRACTS

   Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

   DIVERSIFICATION REQUIREMENTS. The Internal Revenue Code (Code) requires that the investments of each Sub-account of the Separate Account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each Sub-accounts, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.

   OWNER CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the Separate Account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of Our Contracts, such as the flexibility of an owner to allocate Premium Payments and transfer amounts among the investment divisions of the Separate Account have not been explicitly addressed in published rulings. While We believe that the Contracts do not give owners investment control over Separate Account assets, We reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the Separate Account assets supporting the Contract.

   REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain

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provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. Specifically, Section 72(s) requires that (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and
(b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of a Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to a natural person designated by the Owner as a Beneficiary and to whom Ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

   The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

   Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

(a) the life of the Owner or the joint lives of the Owner and the Owner's designated beneficiary; or

(b) a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-5, which is the deemed joint life expectancy of the Owner and a person 10 years younger than the Owner. If the designated beneficiary is the spouse of the Owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the Owner and the Owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-5. For Tax Sheltered Annuities, required distributions do not have to be withdrawn from the Contract if they are being withdrawn from another Tax Sheltered Annuity You own.

   For Individual Retirement Annuities, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this Contract if they are being withdrawn from another Individual Retirement Annuity, SEP IRA or Simple IRA You own. If the Owner's entire interest in a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the Owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the Owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

   If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the Owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the Owner's death. For calendar years after the death of the Owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the Owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the Owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Owner's death. If the Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

   If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year. For Individual Retirement Annuities, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA

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must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs. Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

Other rules may apply to Qualified Contracts.

TAXATION OF NON-QUALIFIED CONTRACTS

   NON-NATURAL PERSON. If a non-natural person (e.g., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract Value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Contracts owned by natural persons.

   WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over the Owner's investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

   PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

   o  made on or after the taxpayer reaches age 59 1/2;
   o  made on or after the death of an Owner;
   o  attributable to the taxpayer's becoming disabled; or
   o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

   ANNUITY PAYMENTS. Although tax consequences may vary depending on the Annuity Option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.

   TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under an Annuity Option, they are taxed in the same way as annuity payments.

   TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

   WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

   MULTIPLE CONTRACTS. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

   ADDITIONAL CHARGES. It is possible that the IRS may take the position that charges for the Earnings Protection Benefit, charges for the optional Guaranteed Minimum Death Benefit and charges for the Guaranteed Minimum Income Benefit under the Contract are deemed to be taxable distributions to you. Although We do not believe that a rider charge under the Contract should be treated as a taxable withdrawal, you should consult your tax adviser prior to selecting any rider or endorsement under the Contract.

TAXATION OF QUALIFIED CONTRACTS

   The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

   INDIVIDUAL RETIREMENT ACCOUNTS (IRAs), as defined in Section 408 of the Code, permit individuals to make annual contributions of up to the lesser of a specified annual amount or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without

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regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. The Contract offers death benefits, which may exceed the greater of Purchase Payments or Contract Value. The IRS has not reviewed the Contract for qualification as an IRA. The IRS has not addressed, and is unlikely to address, in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements. However, these death benefit provisions have been addressed in proposed and temporary regulations related to distribution requirements. You should consult your tax adviser regarding these features and benefits if you have any questions prior to purchasing a Contract.

   ROTH IRAS, as described in Code Section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made
(1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

   CORPORATE PENSION AND PROFIT-SHARING PLANS under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract includes an enhanced death benefit that in some cases may exceed the greater of the Purchase Payments or the Contract value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

   TAX SHELTERED ANNUITIES under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the Purchase Payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These Purchase Payments may be subject to FICA (Social Security) tax.

   Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. The Contract's death benefit could be characterized as an incidental death benefit, the amount of which is limited in any Code Section 403(b) annuity contract. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

   CODE SECTION 457, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages.

   OTHER TAX ISSUES. Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax advisor for more information about these distribution rules.

Distributions from contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

   "Eligible rollover distributions" from section 401(a) and 403(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee from such a plan, except certain distributions such as distributions required by the Code, certain distributions of after-tax contributions, hardship distributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to another tax-qualified plan, 403(b) plan, governmental section 457 plan, or IRA.

POSSIBLE TAX LAW CHANGES

   Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

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   We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

OTHER INFORMATION

LEGAL PROCEEDINGS

   Like other life insurance companies, there is a possibility that We may become involved in lawsuits. Currently, however, there are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. Neither Jefferson National nor Inviva Securities Corporation, the distributor of the Contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to the Separate Account.

   On August 9, 2004, Jefferson National and Inviva, Inc., of which Jefferson National is an indirect wholly-owned subsidiary, without admitting or denying any wrongdoing, settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of "market timing" arrangements which, to the greatest extent, involved The Monument variable annuity and, to a much lesser extent, the Advantage Plus variable annuity. The market timing arrangements were in place when Inviva acquired Jefferson National in October 2002 and were terminated in October 2003. Under the terms of the settlement, a $5 million pool, $1.5 million of which is characterized as a penalty, has been established for distribution to investors who have suffered losses by virtue of the market timing. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant acceptable to the SEC.

   On August 9, 2004, Jefferson National and Inviva submitted a Stipulation of Settlement to the New York Attorney General ("NYAG") based on the same set of facts, again without admitting or denying any wrongdoing. The settlement with NYAG recognizes the payments being made in connection with the SEC settlement and did not require Jefferson National or Inviva to make any additional payments.

THE SEPARATE ACCOUNT

   We established a separate account, Jefferson National Life Annuity Account I (Separate Account), to hold the assets that underlie the Contracts. Prior to May 1, 2003, the Separate Account was know as Conseco Variable Annuity Account I. The Board of Directors of Jefferson National adopted a resolution to establish the Separate Account under Texas Insurance law on August 23, 2000. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into Sub-accounts. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the Variable Account. The Separate Account is regulated by the Insurance Department of Texas. Regulation by the state, however, does not involve any supervision of the Separate Account, except to determine compliance with broad statutory criteria.

   The assets of the Separate Account are held in Our name on behalf of the Separate Account and legally belong to Us. However, those assets that underlie the Contracts, are not chargeable with liabilities arising out of any other business We may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts We may issue.

   Where permitted by law, We may:

   o  create new separate accounts;
   o combine separate accounts, including combining the Separate Account with another separate account established by the Company;
   o transfer assets of the Separate Account, which We determine to be associated with the class of policies to which this policy belongs, to another separate account;
   o  transfer the Separate Account to another insurance company;
   o add new Sub-accounts to or remove Sub-accounts from the Separate Account, or combine Sub-accounts;
   o  make the Sub-accounts available under other policies We issue;
   o  add new Investment Portfolios or remove existing Investment Portfolios;
   o substitute new Investment Portfolios for any existing Investment Portfolio, which We determine, is no longer appropriate in light of the purposes of the Separate Account;
   o  deregister the Separate Account under the Investment Company Act of 1940;
      and
   o operate the Separate Account under the direction of a committee or in another form.

DISTRIBUTOR

   Inviva Securities Corporation (ISC), 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223, acts as the distributor of the Contracts. ISC is registered as a broker-dealer under the Securities Exchange Act of 1934. ISC is a member of the National Association of Securities Dealers, Inc. Sales of the Contracts will be made by registered representatives of broker-dealers authorized to sell the Contracts. The registered representatives of the broker-dealers will also be licensed insurance representatives of Jefferson National. See the Statement of Additional Information for more information.

   Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers' commissions may be up to 8.50% of Purchase Payments and may include reimbursement of promotional or distribution expenses associated with the marketing of the Contracts. We may, by agreement with the broker-dealer, pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission. This combination may result in the broker-dealer receiving more commission over time than would be the case if it had elected to receive only a commission at the time of sale. The

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commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.

   In addition, under certain circumstances, payments may be made to certain sellers for other services not directly related to the sale of contracts.

FINANCIAL STATEMENTS

   Our financial statements have been included in the Statement of Additional Information and should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the Investment Portfolios. The value of the Investment Portfolios is affected primarily by the performance of the underlying investments.

   The financial statements of Jefferson National Life Annuity Account I are included in the Statement of Additional Information.

Independent Registered Public Accounting Firm

   The statutory-basis financial statements of Jefferson National Life Insurance Company at December 31, 2004 and 2003, and for the years then ended, and the financial statements of Jefferson National Life Annuity Account I at December 31, 2004 and for each of the two years in the period ended December 31, 2004 appearing in this Statement of Additional Information and have been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

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APPENDIX A--MORE INFORMATION ABOUT THE INVESTMENT PORTFOLIOS

   Below is a summary of the investment objectives and strategies of each Investment Portfolio available under the Contract. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

   The Investment Portfolio prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks of each Investment Portfolio. The following descriptions are qualified in their entirety by the prospectus for each Investment Portfolio.

40/86 SERIES TRUST (FORMERLY, CONSECO SERIES TRUST)

   40/86 Series Trust is managed by 40/86 Advisors, Inc. 40/86 Series Trust is a mutual fund with multiple portfolios. As of the date of this prospectus the 40/86 Series Trust Money Market Portfolio permits active trading. This may change at any time without notice. For more information, see prospectus. The following Investment Portfolios are available under the Contract:

40/86 SERIES TRUST BALANCED PORTFOLIO

   The 40/86 Series Trust Balanced Portfolio seeks a high total investment return, consistent with the preservation of capital and prudent investment risk.

40/86 SERIES TRUST EQUITY PORTFOLIO

   The 40/86 Series Trust Equity Portfolio seeks to provide a high total return consistent with preservation of capital and a prudent level of risk. The Portfolio normally invests at least 80% of its assets in U.S. common stocks, primarily in small and midsize U.S. companies, widely diversified by industry and company.

40/86 SERIES TRUST FIXED INCOME PORTFOLIO

   The 40/86 Series Trust Fixed Income Portfolio seeks the highest level of income consistent with preservation of capital. The Portfolio normally invests at least 80% of its assets in investment-grade U.S. and foreign corporate and government debt.

40/86 SERIES TRUST GOVERNMENT SECURITIES PORTFOLIO

   The 40/86 Series Trust Government Securities Portfolio seeks safety of capital, liquidity and current income. The Portfolio normally invests at least 80% of its assets in securities issued by the U.S. government and its agencies and instrumentalities.

40/86 SERIES TRUST HIGH YIELD PORTFOLIO

   The 40/86 Series Trust High Yield Portfolio seeks to provide a high level of current income with a secondary objective of capital appreciation. The Portfolio normally invests at least 80% of its assets in high-yield (below investment grade) fixed income securities.

40/86 SERIES TRUST MONEY MARKET PORTFOLIO

   The 40/86 Series Trust Money Market Portfolio seeks current income consistent with stability of capital and liquidity. The portfolio may invest in U.S. government securities, bank obligations, commercial paper obligations, short-term corporate debt securities and municipal obligations.

AIM VARIABLE INSURANCE FUNDS

   The AIM Variable Insurance Funds is a mutual fund with multiple portfolios. A I M Advisors, Inc. serves as the investment advisor. INVESCO Institutional (N.A.), Inc. serves as the investment subadvisor for AIM V.I.--Core Stock Fund and AIM V.I. Real Estate Fund. The following Investment Portfolios are available under the Contract:

AIM V.I. BASIC VALUE FUND - SERIES II SHARES

   The fund's investment objective is long-term growth of capital. The fund seeks to meet its objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations of greater than $500 million.

AIM V.I. MID CAP CORE EQUITY FUND - SERIES II SHARES

   The fund's investment objective is long-term growth of capital. The fund seeks to meet this objective by investing, normally, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of mid-capitalization companies.

AIM V.I. HIGH YIELD FUND - SERIES I SHARES

   The fund's investment objective is to achieve a high level of current income. The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-investment grade debt securities, i.e., "junk bonds."

AIM V.I. REAL ESTATE FUND - SERIES I SHARES

   The fund's investment objective is to achieve high total return. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of real estate and real estate-related companies.

AIM V.I. CORE STOCK FUND - SERIES I SHARES (FORMERLY KNOWN AS INVESCO VIF - CORE EQUITY FUND).

   The Fund seeks to provide a high total return through both growth and current income. It is actively managed. The Fund normally invests at least 80% of its net assets in common and preferred stocks.

AIM V.I. FINANCIAL SERVICES FUND - SERIES I SHARES (FORMERLY KNOWN AS INVESCO VIF--FINANCIAL SERVICES FUND).

   The Fund seeks capital growth. It is actively managed. The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies involved in the financial services sector.

AIM V.I. HEALTH SCIENCES FUND - SERIES I SHARES (FORMERLY KNOWN AS INVESCO VIF--HEALTH SCIENCES FUND) (EFFECTIVE JULY 1, 2005 RENAMED AIM V.I. GLOBAL HEALTH CARE FUND - SERIES I SHARES.)

   The Fund seeks capital growth. It is actively managed. The Fund normally invests 80% of its assets in securities of health care industry companies.

AIM V.I. TECHNOLOGY FUND - SERIES I SHARES (FORMERLY KNOWN AS INVESCO VIF--TECHNOLOGY FUND).

   The Fund seeks capital growth. The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in technology-related industries.

THE ALGER AMERICAN FUND

   The Alger American Fund is a mutual fund with multiple portfolios. The manager of the fund is Fred Alger Management, Inc. The following Investment Portfolios are available under the Contract:

ALGER AMERICAN GROWTH PORTFOLIO

   The Alger American Growth Portfolio seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

   The Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

   The Alger American MidCap Growth Portfolio seeks long-term capital appreciation. It focuses on midsize companies with promising growth potential.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

   The Alger American Small Capitalization Portfolio seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

   American Century Variable Portfolios, Inc. is a registered open-end management investment company with multiple funds. The funds' investment adviser is American Century Investment Management, Inc. The following Investment Portfolios are available under the Contract:

AMERICAN CENTURY INVESTMENTS VP BALANCED FUND

   The American Century Investments VP Balanced Fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

AMERICAN CENTURY INVESTMENTS VP INCOME & GROWTH FUND

   The VP Income & Growth Fund seeks capital growth by investing in common stocks. Income is a secondary objective.

AMERICAN CENTURY INVESTMENTS VP INFLATION PROTECTION FUND

   The American Century VP Inflation Protection Fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.

AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND

   The American Century VP International Fund seeks capital growth. The fund managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time.

AMERICAN CENTURY INVESTMENTS VP VALUE FUND

   The American Century VP Value Fund seeks long-term capital growth. Income is a secondary objective.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)

   The Dreyfus Socially Responsible Growth Fund, Inc. is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation.

   The Dreyfus Socially Responsible Growth Fund, Inc. seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund invests at least 80% of its assets in the common stock of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

DREYFUS INVESTMENT PORTFOLIOS (SERVICE SHARES)

   The Dreyfus Investment Portfolios ("Dreyfus IP") is a mutual fund with multiple portfolios. The investment adviser to the fund is the Dreyfus Corporation. The following Investment Portfolios are available under the
Contract:

DREYFUS IP - SMALL CAP STOCK INDEX PORTFOLIO

   The portfolio seeks to match the performance of the Standard & Poor's (S&P) SmallCap 600 Index (R). To pursue this goal, the portfolio invests in a representative sample of stocks included in the S&P SmallCap 600 Index(R), and in futures whose performance is related to the index, rather than attempt to replicate the index.

DREYFUS STOCK INDEX FUND (INITIAL SHARES)

   The Dreyfus Stock Index Fund is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation and Mellon Equity Associates.

   The Dreyfus Stock Index Fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)

   The Dreyfus Variable Investment Fund ("Dreyfus VIF") is a mutual fund with multiple portfolios. The investment adviser for the fund is The Dreyfus Corporation. The following Investment Portfolios are available under the
Contract:

DREYFUS VIF--DISCIPLINED STOCK PORTFOLIO

   The Dreyfus VIF--Disciplined Stock Portfolio seeks investment returns (consisting of capital appreciation and income) that are greater than the total return performance of stocks represented by the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the portfolio invests at least 80% of its assets in stocks.

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DREYFUS VIF--INTERNATIONAL VALUE PORTFOLIO

   The Dreyfus VIF--International Value Portfolio seeks long-term capital growth. To pursue this goal, the portfolio invests at least 80% of its assets in stocks. The Portfolio ordinarily invests most of its assets in foreign issuers which Dreyfus considers to be "value" companies.

FEDERATED INSURANCE SERIES

   Federated Insurance Series is a mutual fund with multiple portfolios. Federated Investment Management Company is the adviser to the Federated High Income Bond Fund II (Primary Shares) and the Federated Capital Income Fund II. Federated Global Investment Management Corp. is the adviser to the Federated International Equity Fund II. The following Investment Portfolios are available under the Contract:

FEDERATED CAPITAL INCOME FUND II

   The Federated Capital Income Fund II seeks high current income and moderate capital appreciation. The Fund pursues its investment objective by investing primarily in equity fixed income securities that have higher relative income potential.

FEDERATED HIGH INCOME BOND FUND II (PRIMARY SHARES)

   The Federated High Income Bond Fund II's (Primary Shares) seeks high current income by investing primarily in a professionally managed, diversified portfolio of high yield, lower rated corporate bonds (also known as "junk bonds").

FEDERATED INTERNATIONAL EQUITY FUND II

   The Federated International Equity Fund II seeks to obtain a total return on its assets. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities.

JANUS ASPEN SERIES

   Janus Aspen Series is a mutual fund with multiple portfolios. Janus Capital Management LLC is the investment adviser to the fund. The following Investment Portfolios are available under your Contract:

JANUS ASPEN LARGE CAP GROWTH PORTFOLIO (INSTITUTIONAL SHARES)(FORMERLY KNOWN AS JANUS ASPEN GROWTH PORTFOLIO)

   The Janus Aspen Large Cap Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It has a non-fundamental policy to invest under normal circumstances, at least 80% of its net assets in large-sized companies. Large-sized companies are those whose market capitalization falls within the range of companies in the Russell 1000(R) Index, at the time of purchase.

JANUS ASPEN MID CAP GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

   The Janus Aspen Mid Cap Growth Portfolio seeks long-term growth of capital. It pursues its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of mid-sized companies whose market capitalization falls, at the time of initial purchase, in the 12-month average of the capitalization range of the Russell Midcap Growth Index.

JANUS ASPEN SERIES GROWTH & INCOME PORTFOLIO (INSTITUTIONAL SHARES)

   The Janus Aspen Series Growth and Income Portfolio seeks long-term capital growth and current income. It pursues its objective by normally emphasizing investments in common stocks. It will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential.

JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

   The Janus Aspen Series International Growth Portfolio seeks long-term growth of capital. It invests, under normal circumstances, at least 80% of its net assets in securities of issuers from at least five different countries, excluding the United States.

JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO (INSTITUTIONAL SHARES)

   The Janus Aspen Worldwide Growth Portfolio seeks long-term growth in capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks of companies of any size through the world.

LAZARD RETIREMENT SERIES, INC.

   Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management LLC serves as the investment manager of the portfolios. Lazard Asset Management LLC ("Lazard" or "LAM") is a Delaware limited liability company. It is a subsidiary of Lazard Freres & Co. LLC, (LF&Co), a New York limited liability company with one member, Lazard LLC, a Delaware limited liability company. LF&Co. established Lazard Asset Management as its investment management division and registered with the Securities and Exchange Commission as an investment advisor on May 1, 1970. The following Investment Portfolios are available under the Contract:

LAZARD RETIREMENT EMERGING MARKETS PORTFOLIO

   The Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in emerging market countries and that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. Emerging market countries include all countries represented by the Morgan Stanley Capital International (MSCI) Emerging Market (EM) Index, which currently includes: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey and Venezuela. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries.

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The allocation of the Portfolio's assets among emerging market countries may shift from time to time based on the Investment Manager's judgment and its analysis of market conditions. However, the Portfolio is likely to focus on companies in Latin America, the Pacific Basin and Eastern Europe.

LAZARD RETIREMENT EQUITY PORTFOLIO

   The Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of relatively large U.S. companies with market capitalizations in the range of companies included in the S&P 500(R) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities. The Portfolio also may invest up to 15% of its total assets in non-U.S. equity securities that trade in U.S. markets.

LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO

   The Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stock, of relatively large non-U.S. companies with market capitalizations in the range of companies included the Morgan Stanley Capital International (MSCI(R)) Europe, Australia and Far East (EAFE(R)) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. IN choosing stocks for the Portfolio, the Investment Manager looks for established companies in economically developed countries. The allocation of the Portfolio's assets among geographic sectors may shift from time to time based on the Investment Manager's judgment. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities.

LAZARD RETIREMENT SMALL CAP PORTFOLIO

   The Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of relatively small U.S. companies that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. The Investment Manager considers "small cap companies" to be those companies that at the time of initial purchase by the Portfolio, have market capitalizations within the range of companies included in the Russell 2000(R) Index (up to $2.75 billion as of March 31, 2004). Because small cap companies are defined by reference to an index, the market capitalizations of companies in which the Portfolio may invest may vary with market conditions. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of small cap companies. These securities generally have, in the Investment Manager's opinion, one or more of the following characteristics:

   o  The potential to become a larger factor in the company's business sector
   o  Significant debt but high levels of free cash flow
   o A relatively short corporate history with the expectation that the business may grow

   The Portfolio may invest up to 20% of its assets in equity securities of larger U.S. companies.

LORD ABBETT SERIES FUND, INC.

   Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios. The fund's investment adviser is Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, which is registered as an investment adviser with the SEC. The following Investment Portfolios are available under the Contract:

LORD ABBETT SERIES FUND, INC.--AMERICA'S VALUE PORTFOLIO

The Fund's investment objective is to seek current income and capital appreciation. To pursue this goal, the Fund normally invests in equity securities of companies with market capitalizations greater than $500 million at the time of purchase and fixed income securities of various types. This market capitalization threshold may vary in response to changes in the markets. The Fund generally uses a value approach to identify particular investments for the Fund. The mix of the Fund's investments at any time will depend on our judgments regarding the degree to which we believe specific securities are undervalued (that is, with the highest projected total return/yield potential) and is subject to change. Under normal circumstances, the Fund invests at least 65% of its net assets in equity securities and may invest its remaining assets in equity or fixed income securities. The Fund invests under normal circumstances at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity and fixed income securities issued by companies organized in or maintaining their principal place of business in the United States, or whose securities are traded primarily in the United States. The Fund will provide shareholders with at least 60 days' notice of any change in this policy. The Fund may invest up to 20% of its net assets in foreign securities that are primarily traded outside the United States.

LORD ABBETT SERIES FUND, INC.--GROWTH AND INCOME PORTFOLIO

   Seeks long-term growth of capital and income without excessive fluctuations in market value. To pursue this goal, the Portfolio primarily purchases equity securities of LARGE, SEASONED, U.S. and MULTINATIONAL COMPANIES that we believe are undervalued. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large companies. A large company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000 Index, a widely used benchmark for large-cap stock performance. As of January 31, 2005, the market capitalization range of the Russell 1000 Index was $471 million to $382 billion. This range varies daily. Equity securities in which the Portfolio may invest may include common stocks, preferred stocks, convertible securities, warrants, and similar instruments. Common stocks, the most familiar type of equity security, represent an ownership interest in a company.

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NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

   Neuberger Berman Advisers Management Trust is a mutual fund with multiple portfolios. The fund is managed by Neuberger Berman Management, Inc. The following Investment Portfolios are available under the Contract:

NEUBERGER BERMAN AMT FASCIANO PORTFOLIO (CLASS S)

   The fund seeks long-term capital growth. The portfolio manager also may consider a company's potential for current income prior to selecting it for the fund. To pursue this goal, the fund invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the fund first invests in them.

NEUBERGER BERMAN AMT HIGH INCOME BOND FUND

   The fund's investment objective is to seek high total returns consistent with capital preservation. To pursue this goal, the fund normally invests primarily in a diversified portfolio of intermediate term, high-yield corporate bonds of
U. S. issuers (including those sometimes known as "junk bonds") with maturities of 10 years or less rated at the time of investment "Baa1" to "B3" by Moody's Investors Service, Inc. ("Moodys"), or "BBB+" to "B-" by Standard & Poor's ("S&P"), or unrated bonds deemed by Neuberger Berman Management Inc. to be of comparable quality.

NEUBERGER BERMAN AMT LIMITED MATURITY BOND PORTFOLIO

   The Limited Maturity Bond Portfolio seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

NEUBERGER BERMAN AMT MIDCAP GROWTH PORTFOLIO

   The Neuberger Berman AMT Midcap Growth Portfolio seeks growth of capital. To pursue this goal, the portfolio invests mainly in common stocks of mid-capitalization companies.

NEUBERGER BERMAN AMT PARTNERS PORTFOLIO

   The Neuberger Berman AMT Partners Portfolio seeks growth of capital. The managers look for well-managed companies whose stock prices are believed to be undervalued.

NEUBERGER BERMAN AMT REGENCY PORTFOLIO

   The fund seeks growth of capital. To pursue this goal, the fund invests mainly in common stocks of mid-capitalization companies.

NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO

   Seeks long-term growth of capital. Invests in companies that meet the fund's financial criteria and social policy--mainly in mid- to large-cap companies.

PIMCO VARIABLE INSURANCE TRUST

   The PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC ("PIMCO") serves as investment adviser and the administrator for the Portfolios. The following Investment Portfolios are available under the Contract:

PIMCO VIT MONEY MARKET PORTFOLIO

   Seeks maximum current income, consistent with preservation of capital and daily liquidity. Invests at least 95% of assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations.

PIMCO VIT REAL RETURN PORTFOLIO

   The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Portfolio seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations.

PIMCO VIT SHORT TERM PORTFOLIO

   Seeks maximum current income, consistent with preservation of capital and daily liquidity. Invests in money market instruments and short maturity fixed income securities. The average portfolio duration will normally not exceed one year, but will vary based on PIMPCO'S forecast for interest rates.

PIMCO VIT TOTAL RETURN PORTFOLIO

   The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

PIONEER VARIABLE CONTRACTS TRUST (CLASS II SHARES)

   Pioneer Variable Contracts Trust is an open-ended management investment company consisting of distinct investment portfolios. Pioneer Investment Management, Inc. (Pioneer) is the investment adviser to each portfolio.

PIONEER EQUITY INCOME VCT PORTFOLIO

   The Pioneer Equity Income VCT Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

PIONEER EUROPE VCT PORTFOLIO

   The Pioneer Europe VCT Portfolio seeks long-term growth of capital. The portfolio invests primarily in equity securities of European issuers.

PIONEER FUND VCT PORTFOLIO

   The Pioneer Fund VCT Portfolio seeks reasonable income and capital growth. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers.

PIONEER CORE BOND VCT PORTFOLIO (AVAILABLE JUNE 24, 2005)

   The Pioneer Core Bond VCT Portfolio seeks to provide current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk. The portfolio invests at least 80% of its assets in debt securities and cash and cash equivalents, certificates of deposit, repurchase agreements maturing in one week of less and bankers' acceptances. (Subject to change, but based on

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retail)

PIONEER HIGH YIELD VCT PORTFOLIO

   The Pioneer High Yield VCT Portfolio seeks maximum total return through a combination of income and capital appreciation. The portfolio invests at least 80% of assets in below investment grade (high yield) debt securities and preferred stocks.

PIONEER MONEY MARKET VCT PORTFOLIO (CLASS II SHARES ONLY)

   The Pioneer Money Market VCT Portfolio seeks current income consistent with the preservation of capital and providing liquidity

   PIONEER MID CAP VALUE VCT PORTFOLIO

   The Pioneer Mid Cap Value VCT Portfolio seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks. Normally, the portfolio invests at least 80% of its total assets in equity securities of mid-size companies, that is, companies with market values within the range of market values of companies included in the Russell Mid-Cap Value Index.

THE POTOMAC INSURANCE TRUST

   The Potomac Insurance Trust is managed by Rafferty Asset Management, LLC, which provides investment services to the Fund. Rafferty is located at 33 Whitehall St. 10th Floor, New York, NY 10004. As of the date of this prospectus the Potomac Dynamic VP HY Bond Fund permits active trading. This may change at any time without notice. For more information, see the prospectus. The following Investment Portfolio is available under the Contract:

POTOMAC DYNAMIC VP HY BOND FUND

   Potomac Dynamic HY Bond Fund is an open-end fund. The Fund's objective is to maximize total return. The fund invests at least 80% of the fund's net assets (plus any borrowing for investment purposes) in high yield debt instruments, commonly referred to as "junk bonds", or derivatives of such instruments. The fund is designed to provide liquidity for active asset alocators.

ROYCE CAPITAL FUND

   Royce Capital Fund is a mutual fund with multiple portfolios. Royce & Associates, LLC is the Funds' investment adviser and is responsible for the management of the Funds' assets. The following Investment Portfolios are available under the Contract:

ROYCE CAPITAL FUND--MICRO-CAP PORTFOLIO

   Royce Capital Fund--Micro-Cap Portfolio's investment goal is long-term growth of capital. Royce invests the Fund's assets primarily in a broadly diversified portfolio of equity securities issued by micro-cap companies.

ROYCE CAPITAL FUND--SMALL-CAP PORTFOLIO

   Royce Capital Fund--Small-Cap Portfolio's primary investment goal is long-term growth of capital. Current income is a secondary goal.

RYDEX VARIABLE TRUST

   Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by Rydex Investments. As of the date of this prospectus, all of the Investment Portfolios permit active trading (other than the Rydex Sector Rotation Fund, CLS AdvisorOne Amerigo Fund, and CLS AdvisorOne Clermont Fund which do not permit active trading.). This list may change at any time without notice. For more information, see the prospectus for these Investment Portfolios. The following Investment Portfolios are available under the
Contract:

RYDEX ARKTOS FUND

   The Arktos Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Nasdaq 100 Index(R) (the "underlying index"). Unlike a traditional index fund, the Arktos Fund's benchmark is to perform exactly opposite the underlying index.

RYDEX BANKING FUND

   The Banking Fund seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies").

RYDEX BASIC MATERIALS

   The Basic Materials Fund seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.

RYDEX BIOTECHNOLOGY FUND

   The Biotechnology Fund seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.

RYDEX CONSUMER PRODUCTS

   The Consumer Products Fund seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.

RYDEX ELECTRONICS FUND

   The Electronics Fund seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.

RYDEX ENERGY FUND

   The Energy Fund seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.

RYDEX ENERGY SERVICES FUND

   The Energy Services Fund seeks capital appreciation by investing in companies that are involved in the energy services

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field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.

RYDEX FINANCIAL SERVICES FUND

   The Financial Services Fund seeks capital appreciation by investing in companies that are involved in the financial services sector.

RYDEX HEALTH CARE FUND

   The Health Care Fund seeks capital appreciation by investing in companies that are involved in the health care industry.

RYDEX INTERNET FUND

   The Internet Fund seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.

RYDEX INVERSE DYNAMIC DOW 30 FUND

   The Inverse Dynamic Dow 30 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Dow Jones Industrial Average.

RYDEX INVERSE MID-CAP FUND

   The Inverse Mid-Cap Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the S&P MidCap 400 Index (the "underlying index"). Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index.

RYDEX INVERSE SMALL-CAP FUND

   The Inverse Small-Cap Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is inverse of the performance of the Russell 2000 Index(R) (the "underlying index"). Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index.

RYDEX JUNO FUND

   The Juno Fund seeks to provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the Long Treasury Bond.

RYDEX LARGE CAP EUROPE FUND

   The Large-Cap Europe Fund seeks to provide investment results that correlate to a daily price movement of a specific benchmark. The Fund's current benchmark is the Dow Jones STOXX 50 Index(SM). The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark.

RYDEX LARGE CAP JAPAN FUND

   The Large-Cap Japan Fund seeks to provide investment results that correlate to a daily price movement of a specific benchmark. The Fund's current benchmark is the Topix 100 Index. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark.

RYDEX LARGE CAP GROWTH FUND

   The Large-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for large cap growth securities. The Fund's current benchmark is the S&P 500/Barra Growth Index.

RYDEX LARGE CAP VALUE FUND

   The Large-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for large cap value securities. The Fund's current benchmark is the S&P 500/Barra Value Index.

RYDEX LEISURE FUND

   The Leisure Fund seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses.

RYDEX LONG DYNAMIC DOW 30 FUND

   The Long Dynamic Dow 30 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Dow Jones Industrial Average.

RYDEX MEDIUS FUND

   The Medius Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400(R) Index. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark.

RYDEX MEKROS FUND

   The Mekros Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000 Index(R). The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark.

RYDEX MID-CAP GROWTH FUND

   The Mid-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for mid cap growth securities. The Fund's current benchmark is the S&P MidCap 400/Barra Growth Index.

RYDEX MID-CAP VALUE FUND

   The Mid-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for mid cap value securities. The Fund's current benchmark is the S&P MidCap 400/Barra Value Index (the "underlying index").

RYDEX NOVA FUND

   The Nova Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").

RYDEX OTC FUND

   The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the Nasdaq 100 Index(R)

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(the "underlying index").

RYDEX PRECIOUS METALS FUND

   The Precious Metals Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.

RYDEX REAL ESTATE FUND

   The Real Estate Fund seeks to provide capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts.

RYDEX RETAILING FUND

   The Retailing Fund seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers.

RYDEX SECTOR ROTATION FUND

   The Sector Rotation Fund seeks long term capital appreciation. The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries.

RYDEX SMALL-CAP GROWTH FUND

   The Small-Cap Growth Fund seeks to provide investment results that match the performance of a benchmark for small cap growth securities. The Fund's current benchmark is the S&P SmallCap 600/Barra Growth Index.

RYDEX SMALL-CAP VALUE FUND

   The Small-Cap Value Fund seeks to provide investment results that match the performance of a benchmark for small cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Barra Value Index.

RYDEX TECHNOLOGY FUND

   The Technology Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.

RYDEX TELECOMMUNICATIONS FUND

   The Telecommunications Fund seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.

RYDEX TITAN 500 FUND

   The Titan 500 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500(R) Index.

RYDEX TRANSPORTATION FUND

   The Transportation Fund seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.

RYDEX URSA FUND

   The Ursa Fund seeks to provide investment results that will inversely correlate to the performance of the S&P 500(R) Index. Unlike a traditional index fund, the Ursa Fund's benchmark is to perform exactly opposite the underlying index.

RYDEX U.S. GOVERNMENT BOND FUND

   The U.S. Government Bond Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond.

RYDEX U.S. GOVERNMENT MONEY MARKET FUND

   The U.S. Government Money Market Fund seeks to provide security of principal, high current income, and liquidity. The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities.

RYDEX UTILITIES FUND

   The Utilities Fund seeks capital appreciation by investing in companies that operate public utilities.

RYDEX VELOCITY 100 FUND

   The Velocity 100 Fund seeks to provide investment results that will match the performance of specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Nasdaq 100 Index(R).

CLS ADVISORONE AMERIGO FUND

   The Fund seeks capital appreciation and long-term growth of capital without regard to current income. The Fund invests in Underlying Funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or in individual securities that may provide capital growth or appreciation.

CLS ADVISORONE CLERMONT FUND

   The objective of the Clermont Fund is a combination of current income and growth of capital. The Fund's principal investment strategies include: Investing in Underlying Funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or in individual securities that may provide capital growth or appreciation. Investing at least 20% of its total assets in Underlying Funds that invest in long, medium, or short-term bonds and other fixed income securities of varying qualities in order to maximize the Fund's total return, or in individual securities that may provide current income. Some of the Underlying Funds in which the Fund invests may invest part or all of their assets in securities of foreign issuers or engage in foreign currency

--------------------------------------------------------------------------------

transactions with respect to these investments. The Fund may also invest in individual securities of foreign issuers and engage in foreign currency transactions. The Fund may invest up to 80% of its total assets in Underlying Funds that invest in futures contracts and options on futures contracts, or invest directly in futures contracts and options on futures contracts.

SALOMON BROTHERS ASSET MANAGEMENT INC

   Salomon Brothers is located at 399 Park Avenue, New York, New York, and is a subsidiary of Citigroup Inc. Salomon Brothers, together with its affiliates in London, Frankfurt, Tokyo and Hong Kong, provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world. As of December 31, 2004, Salomon Brothers had approximately $79.9B in assets under management.

SALOMON BROTHERS VARIABLE AGGRESSIVE GROWTH FUND (GREENWICH STREET SERIES
CLASS I)

   The fund seeks capital appreciation. It invests primarily in common stocks of companies that the manager believes are experiencing, or will experience, growth in earnings and/or cash flow that exceeds the average rate of earnings growth of the companies that comprise the S&P 500 Index. The fund may invest in the securities of large, well-known companies that offer prospects of long-term earnings growth. However, a significant portion of the fund's assets may be invested in the securities of small to medium-sized companies because such companies often achieve higher earnings growth rates.

SALOMON BROTHERS VARIABLE ALL CAP FUND (CLASS I)

   The fund seeks capital appreciation through investment in securities which the manager believes have above-average capital appreciation potential. This objective may be changed without shareholder approval. The fund invests primarily in common stocks and common stock equivalents, such as preferred stocks and securities convertible into common stocks, of companies the manager believes are undervalued in the marketplace. While the manager selects investments primarily for their capital appreciation potential, secondary consideration is given to a company's dividend record and the potential for an improved dividend return. The fund generally invests in securities of large well-known companies but may also invest a significant portion of its assets in securities of small to medium-sized companies when the manager believes smaller companies offer more attractive value opportunities. The fund may also invest in non-dividend paying stocks.

SALOMON BROTHERS VARIABLE HIGH YIELD BOND FUND (CLASS I)

   The fund seeks to maximize total return, consistent with the preservation of capital. This objective may be changed without shareholder approval. The fund invests primarily in high yield fixed income securities issued by U.S. and foreign corporations and foreign governments and their agencies and instrumentalities. The fund invests, under normal circumstances, at least 80% of its assets in high yield bonds and related investments. The fund will limit its investments in emerging market governmental issuers to 35% of its assets. Credit quality: The fund invests primarily in fixed income securities rated below investment grade by a recognized rating agency or, if unrated, of equivalent quality as determined by the manager. Below investment grade securities are commonly referred to as (a)junk bonds." Maturity: The fund normally maintains an average portfolio maturity of between 6 and 12 years. However, the fund may invest in individual securities of any maturity.

SALOMON BROTHERS VARIABLE LARGE CAP GROWTH FUND (CLASS I)

   The fund seeks long-term growth of capital. This objective may be changed without shareholder approval. The fund invests, under normal circumstances, at least 80% of its assets in equity securities of companies with large market capitalizations and related investments. Large capitalization companies are those with total market capitalizations of $5 billion or more at the time of investment. Equity securities include U.S. exchange traded and over-the-counter common stocks, debt securities convertible into equity securities, and warrants and rights relating to equity securities.

SALOMON BROTHERS VARIABLE STRATEGIC FUND (CLASS I)

   The fund seeks to maximize total return, consistent with the preservation of capital. This objective may be changed without shareholder approval. Invests primarily in a globally diverse portfolio of fixed income securities. The fund invests, under normal circumstances, at least 80% of its assets in fixed income securities and related investments. The manager has broad discretion to allocate the fund's assets among the following segments of the international market for fixed income securities:

   o  U.S. government obligations
   o  Mortgage and asset-backed
   o  Investment and non-investment securities grade U.S. and foreign corporate
   o Investment and non-investment debt grade sovereign debt, including issuers in emerging markets

SALOMON BROTHERS VARIABLE TOTAL RETURN FUND (CLASS I)

   The fund seeks to obtain above-average income (compared to a portfolio entirely invested in equity securities). The fund's secondary objective is to take advantage of opportunities to achieve growth of capital and income. These objectives may be changed without shareholder approval.

SB GOVERNMENT PORTFOLIO (SALOMON CLASS B SHARES)

   The fund seeks high current return consistent with reservation of capital. Under normal market conditions, the fund invests at least 80% of its net assets in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and related investments. These securities include U.S. Treasury securities, and mortgage-related and asset-backed securities. Some government mortgage-related securities are backed by the full faith and credit of the U.S. Treasury, some are supported by the right of the issuer to borrow from the U.S. government and some are backed only by the credit of the issuer itself. The fund also may purchase or sell options on U.S. government securities and enter into interest rate futures contracts and options on these contracts.

SELIGMAN PORTFOLIOS, INC.

   Seligman Portfolios, Inc. is a mutual fund with multiple portfolios which are managed by J. & W. Seligman & Co. Incorporated. The following Investment Portfolios are available under the Contract:

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SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO

   The Seligman Communications and Information Portfolio seeks capital gain. The Portfolio invests at least 80% of its net assets in securities of companies operating in the communications, information and related industries.

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO

   The Seligman Global Technology Portfolio seeks long-term capital appreciation. The Portfolio generally invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries.

   WELLS FARGO ADVANTAGE FUNDS

   The Wells Fargo Advantage Funds is managed by Wells Fargo Funds Management, LLC and is sub advised by Wells Capital Management, Inc. fund. The following Investment Portfolio is available under the Contract:

WELLS FARGO ADVANTAGE OPPORTUNITY FUND (FORMERLY STRONG OPPORTUNITY FUND II)

   The Wells Fargo Advantage Opportunity Fund seeks long-term capital appreciation. We invest in equity securities of medium-capitalization companies that we believe are under-priced yet, have attractive growth prospects. We base the analysis on a comparison between the company's public value, based on market quotations, with its "private market value"--the price an investor would be willing to pay for the entire company given its management strength, financial health and growth potential. We determine a company's private market value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation, and franchise value.

WELLS FARGO ADVANTAGE DISCOVERY FUND

   The Wells Fargo Advantage Discovery Fund seeks long-term capital appreciation. We invest principally in securities of small- and medium-capitalization companies, which are defined as those with market capitalizations equal to or lower than the company with the largest capitalization in the Russell Midcap(R) Index (which had a range of $631 million to $33.8 billion as of December 31, 2004, and is expected to change frequently). We may invest up to 25% of the Fund's assets in foreign securities through ADRs and similar investments.

THIRD AVENUE VARIABLE SERIES TRUST

   The Third Avenue Variable Series Trust is a mutual fund with one portfolio. Third Avenue Management LLC, is the investment adviser for the Portfolio and is responsible for the management of the Portfolio's investments. The following Investment Portfolio is available under the Contract:

THIRD AVENUE VALUE PORTFOLIO

The Third Avenue Value Portfolio seeks long-term capital appreciation. The Portfolio seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies without significant debt in comparison to their cash resources) at a substantial discount to what the adviser believes is their intrinsic value. The Portfolio also seeks to acquire senior securities, such as preferred stocks and debt instruments (including high yield securities) that the adviser believes are undervalued.

VAN ECK WORLDWIDE INSURANCE TRUST

   Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios. Van Eck Associates Corporation serves as investment adviser to the funds. The following Investment Portfolios are available under the Contract:

VAN ECK WORLDWIDE ABSOLUTE RETURN FUND

   The Fund seeks to achieve consistent absolute (positive) returns in various market cycles. The Fund's objective is fundamental and may only be changed with the approval of shareholders.

VAN ECK WORLDWIDE BOND FUND

   The Van Eck Worldwide Bond Fund seeks high total return--income plus capital--appreciation--by investing globally, primarily in a variety of debt securities.

VAN ECK WORLDWIDE EMERGING MARKETS FUND

   The Van Eck Worldwide Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

VAN ECK WORLDWIDE HARD ASSETS FUND

   The Van Eck Worldwide Hard Assets Fund seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

VAN ECK WORLDWIDE REAL ESTATE FUND

   The Van Eck Worldwide Real Estate Fund seeks to maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.

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APPENDIX B--ACCUMULATION UNIT VALUES

The following table shows the Accumulation Unit values and the number of Accumulation Units outstanding for the Sub-accounts of the separate account investing in the Investment Portfolios for the periods ended December 31. The information is derived from the financial statements of the Separate Account.

For the period ending December 31, 2003, each Sub-account had three sets of Accumulation Unit values that reflected the three levels of Insurance Charges under the Contract. The Accumulation Unit value does not reflect the deduction of other charges, such as the Contract Maintenance Charge and the Earnings Protection Benefit Rider charge.

   The following table reflects the 15 different levels of charges:

   o  Line (a) shows the Contract without any optional benefits.
   o Line (b) shows the Contract with the Guaranteed Minimum Death Benefit -- Option 1 elected.
   o Line (c) shows the Contract with the Guaranteed Minimum Death Benefit -- Option 1 and the Guaranteed Minimum Income Benefit elected.
   o Line (d) shows the Contract with the Guaranteed Minimum Death Benefit -- Option 2 elected.
   o Line (e) shows the Contract with the Guaranteed Minimum Death Benefit -- Option 2 and the Guaranteed Minimum Income Benefit elected.
   o Line (f) shows the Contract with the 5-year waiting period Guaranteed Minimum Withdrawal Benefit elected.
   o Line (g) shows the Contract with the 5-year waiting period Guaranteed Minimum Withdrawal Benefit and Guaranteed Minimum Death Benefit -- Option 1 elected.
   o Line (h) shows the Contract with the 5-year waiting period Guaranteed Minimum Withdrawal Benefit, Guaranteed Minimum Death Benefit -- Option 2.
   o Line (i) shows the Contract with the 5-year waiting period Guaranteed Minimum Withdrawal Benefit and Guaranteed Minimum Death Benefit -- Option 2 elected.
   o Line (j) shows the Contract with the 5-year waiting period Guaranteed Minimum Withdrawal Benefit, Guaranteed Minimum Death Benefit -- Option 2 and the Guaranteed Minimum Income Benefit elected.
   o Line (k) shows the Contract with the 2-year waiting period Guaranteed Minimum Withdrawal Benefit elected.
   o Line (l) shows the Contract with the 2-year waiting period Guaranteed Minimum Withdrawal Benefit and Guaranteed Minimum Death Benefit -- Option 1 elected.
   o Line (m) shows the Contract with the 2-year waiting period Guaranteed Minimum Withdrawal Benefit, Guaranteed Minimum Death Benefit -- Option 2.
   o Line (n) shows the Contract with the 2-year waiting period Guaranteed Minimum Withdrawal Benefit and Guaranteed Minimum Death Benefit -- Option 1 elected and the Guaranteed Minimum Income Benefit elected.
   o Line (o) shows the Contract with the 2-year waiting period Guaranteed Minimum Withdrawal Benefit, Guaranteed Minimum Death Benefit -- Option 2 and the Guaranteed Minimum Income Benefit elected.

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
40|86 SERIES TRUST:

BALANCED PORTFOLIO (INCEPTION DATE JULY 2, 2001)

Beginning AUV                                              (a)    $13.795  (a)     $11.346(a)        $13.213  (a)       $13.901
                                                           (b)    $13.621  (b)     $11.237(b)        $13.127  (b)       $13.831
                                                           (c)    $13.450  (c)     $11.130(c)        $13.042  (c)       $13.762
                                                           (d)    $10.209  (d)      $9.958(d)            N/A  (d)           N/A
                                                           (e)    $10.207  (e)      $9.958(e)            N/A  (e)           N/A
                                                           (f)    $10.210  (f)      $9.958(f)            N/A  (f)           N/A
                                                           (g)    $10.207  (g)      $9.958(g)            N/A  (g)           N/A
                                                           (h)    $10.207  (h)      $9.958(h)            N/A  (h)           N/A
                                                           (i)    $10.205  (i)      $9.958(i)            N/A  (i)           N/A
                                                           (j)    $10.204  (j)      $9.958(j)            N/A  (j)           N/A
                                                           (k)    $10.209  (k)      $9.958(k)            N/A  (k)           N/A
                                                           (l)    $10.206  (l)      $9.958(l)            N/A  (l)           N/A
                                                           (m)    $10.205  (m)      $9.958(m)            N/A  (m)           N/A
                                                           (n)    $10.204  (n)      $9.958(n)            N/A  (n)           N/A
                                                           (o)    $10.203  (o)      $9.958(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $15.076  (a)     $13.795(a)        $11.346  (a)       $13.213
                                                           (b)    $14.842  (b)     $13.621(b)        $11.237  (b)       $13.127
                                                           (c)    $14.611  (c)     $13.450(c)        $11.130  (c)       $13.042
                                                           (d)    $11.108  (d)     $10.209(d)            N/A  (d)           N/A
                                                           (e)    $11.072  (e)     $10.207(e)            N/A  (e)           N/A
                                                           (f)    $11.120  (f)     $10.210(f)            N/A  (f)           N/A
                                                           (g)    $11.078  (g)     $10.207(g)            N/A  (g)           N/A
                                                           (h)    $11.066  (h)     $10.207(h)            N/A  (h)           N/A
                                                           (i)    $11.042  (i)     $10.205(i)            N/A  (i)           N/A
                                                           (j)    $11.030  (j)     $10.204(j)            N/A  (j)           N/A
                                                           (k)    $11.102  (k)     $10.209(k)            N/A  (k)           N/A
                                                           (l)    $11.060  (l)     $10.206(l)            N/A  (l)           N/A
                                                           (m)    $11.048  (m)     $10.205(m)            N/A  (m)           N/A
                                                           (n)    $11.024  (n)     $10.204(n)            N/A  (n)           N/A
                                                           (o)    $11.013  (o)     $10.203(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)     46,596  (a)      25,575(a)         17,460  (a)           521
                                                           (b)      3,742  (b)       2,715(b)          2,774  (b)             0
                                                           (c)        627  (c)       4,926(c)          2,644  (c)         2,099
                                                           (d)     15,396  (d)           0(d)            N/A  (d)           N/A
                                                           (e)          0  (e)           0(e)            N/A  (e)           N/A
                                                           (f)          0  (f)           0(f)            N/A  (f)           N/A
                                                           (g)          0  (g)           0(g)            N/A  (g)           N/A
                                                           (h)          0  (h)           0(h)            N/A  (h)           N/A
                                                           (i)          0  (i)           0(i)            N/A  (i)           N/A
                                                           (j)          0  (j)           0(j)            N/A  (j)           N/A
                                                           (k)          0  (k)           0(k)            N/A  (k)           N/A
                                                           (l)          0  (l)           0(l)            N/A  (l)           N/A
                                                           (m)          0  (m)           0(m)            N/A  (m)           N/A
                                                           (n)          0  (n)           0(n)            N/A  (n)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
                                                           (o)          0  (o)           0(o)            N/A  (o)           N/A

EQUITY PORTFOLIO (INCEPTION DATE JULY 2, 2001)

Beginning AUV                                              (a)    $16.565  (a)     $12.246(a)        $14.344  (a)       $15.065
                                                           (b)    $16.359  (b)     $12.230(b)        $14.251  (b)       $14.989
                                                           (c)    $16.155  (c)     $12.015(c)        $14.158  (c)       $14.914
                                                           (d)    $10.183  (d)      $9.905(d)            N/A  (d)           N/A
                                                           (e)    $10.181  (e)      $9.905(e)            N/A  (e)           N/A
                                                           (f)    $10.184  (f)      $9.905(f)            N/A  (f)           N/A
                                                           (g)    $10.181  (g)      $9.905(g)            N/A  (g)           N/A
                                                           (h)    $10.181  (h)      $9.905(h)            N/A  (h)           N/A
                                                           (i)    $10.179  (i)      $9.905(i)            N/A  (i)           N/A
                                                           (j)    $10.178  (j)      $9.905(j)            N/A  (j)           N/A
                                                           (k)    $10.183  (k)      $9.905(k)            N/A  (k)           N/A
                                                           (l)    $10.180  (l)      $9.905(l)            N/A  (l)           N/A
                                                           (m)    $10.180  (m)      $9.905(m)            N/A  (m)           N/A
                                                           (n)    $10.178  (n)      $9.905(n)            N/A  (n)           N/A
                                                           (o)    $10.177  (o)      $9.905(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $19.755  (a)     $16.565(a)        $12.246  (a)       $14.344
                                                           (b)    $19.450  (b)     $16.359(b)        $12.230  (b)       $14.251
                                                           (c)    $19.150  (c)     $16.155(c)        $12.015  (c)       $14.158
                                                           (d)    $12.089  (d)     $10.183(d)            N/A  (d)           N/A
                                                           (e)    $12.051  (e)     $10.181(e)            N/A  (e)           N/A
                                                           (f)    $12.102  (f)     $10.184(f)            N/A  (f)           N/A
                                                           (g)    $12.057  (g)     $10.181(g)            N/A  (g)           N/A
                                                           (h)    $12.044  (h)     $10.181(h)            N/A  (h)           N/A
                                                           (i)    $12.018  (i)     $10.179(i)            N/A  (i)           N/A
                                                           (j)    $12.005  (j)     $10.178(j)            N/A  (j)           N/A
                                                           (k)    $12.083  (k)     $10.183(k)            N/A  (k)           N/A
                                                           (l)    $12.038  (l)     $10.180(l)            N/A  (l)           N/A
                                                           (m)    $12.025  (m)     $10.180(m)            N/A  (m)           N/A
                                                           (n)    $11.999  (n)     $10.178(n)            N/A  (n)           N/A
                                                           (o)    $11.986  (o)     $10.177(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)     31,619  (a)      19,115(a)         26,551  (a)           289
                                                           (b)      7,502  (b)       6,252(b)          2,895  (b)             0
                                                           (c)      6,227  (c)         436(c)          1,329  (c)         1,039
                                                           (d)      4,340  (d)           0(d)            N/A  (d)           N/A
                                                           (e)        800  (e)           0(e)            N/A  (e)           N/A
                                                           (f)          0  (f)           0(f)            N/A  (f)           N/A
                                                           (g)        467  (g)           0(g)            N/A  (g)           N/A
                                                           (h)          0  (h)           0(h)            N/A  (h)           N/A
                                                           (i)          0  (i)           0(i)            N/A  (i)           N/A
                                                           (j)          0  (j)           0(j)            N/A  (j)           N/A
                                                           (k)      1,711  (k)           0(k)            N/A  (k)           N/A
                                                           (l)          0  (l)           0(l)            N/A  (l)           N/A
                                                           (m)          0  (m)           0(m)            N/A  (m)           N/A
                                                           (n)          0  (n)           0(n)            N/A  (n)           N/A
                                                           (o)          0  (o)           0(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME PORTFOLIO (INCEPTION DATE JULY 2, 2001)

Beginning AUV                                              (a)    $13.208  (a)     $12.252(a)        $11.869  (a)       $11.622
                                                           (b)    $13.044  (b)     $12.135(b)        $11.792  (b)       $11.564
                                                           (c)    $12.881  (c)     $12.020(c)        $11.715  (c)       $11.506
                                                           (d)    $10.078  (d)     $10.049(d)            N/A  (d)           N/A
                                                           (e)    $10.076  (e)     $10.049(e)            N/A  (e)           N/A
                                                           (f)    $10.079  (f)     $10.049(f)            N/A  (f)           N/A
                                                           (g)    $10.076  (g)     $10.049(g)            N/A  (g)           N/A
                                                           (h)    $10.075  (h)     $10.049(h)            N/A  (h)           N/A
                                                           (i)    $10.074  (i)     $10.049(i)            N/A  (i)           N/A
                                                           (j)    $10.073  (j)     $10.049(j)            N/A  (j)           N/A
                                                           (k)    $10.078  (k)     $10.049(k)            N/A  (k)           N/A
                                                           (l)    $10.075  (l)     $10.049(l)            N/A  (l)           N/A
                                                           (m)    $10.074  (m)     $10.049(m)            N/A  (m)           N/A
                                                           (n)    $10.073  (n)     $10.049(n)            N/A  (n)           N/A
                                                           (o)    $10.072  (o)     $10.049(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $13.642  (a)     $13.208(a)        $12.252  (a)       $11.869
                                                           (b)    $13.431  (b)     $13.044(b)        $12.135  (b)       $11.792
                                                           (c)    $13.224  (c)     $12.881(c)        $12.020  (c)       $11.715
                                                           (d)    $10.362  (d)     $10.078(d)            N/A  (d)           N/A
                                                           (e)    $10.329  (e)     $10.076(e)            N/A  (e)           N/A
                                                           (f)    $10.373  (f)     $10.079(f)            N/A  (f)           N/A
                                                           (g)    $10.334  (g)     $10.076(g)            N/A  (g)           N/A
                                                           (h)    $10.323  (h)     $10.075(h)            N/A  (h)           N/A
                                                           (i)    $10.301  (i)     $10.074(i)            N/A  (i)           N/A
                                                           (j)    $10.290  (j)     $10.073(j)            N/A  (j)           N/A
                                                           (k)    $10.357  (k)     $10.078(k)            N/A  (k)           N/A
                                                           (l)    $10.318  (l)     $10.075(l)            N/A  (l)           N/A
                                                           (m)    $10.307  (m)     $10.074(m)            N/A  (m)           N/A
                                                           (n)    $10.284  (n)     $10.073(n)            N/A  (n)           N/A
                                                           (o)    $10.273  (o)     $10.072(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)     23,342  (a)      23,117(a)         76,273  (a)         2,817
                                                           (b)      7,628  (b)       7,388(b)          5,392  (b)         2,779
                                                           (c)      4,933  (c)       4,976(c)          6,832  (c)         3,472
                                                           (d)          0  (d)           0(d)            N/A  (d)           N/A
                                                           (e)        778  (e)           0(e)            N/A  (e)           N/A
                                                           (f)        610  (f)           0(f)            N/A  (f)           N/A
                                                           (g)      3,815  (g)           0(g)            N/A  (g)           N/A
                                                           (h)          0  (h)           0(h)            N/A  (h)           N/A
                                                           (i)          0  (i)           0(i)            N/A  (i)           N/A
                                                           (j)          0  (j)           0(j)            N/A  (j)           N/A
                                                           (k)          0  (k)           0(k)            N/A  (k)           N/A
                                                           (l)          0  (l)           0(l)            N/A  (l)           N/A
                                                           (m)          0  (m)           0(m)            N/A  (m)           N/A
                                                           (n)          0  (n)           0(n)            N/A  (n)           N/A
                                                           (o)          0  (o)           0(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES PORTFOLIO (INCEPTION DATE
JULY 2, 2001)

Beginning AUV                                              (a)    $12.521  (a)     $12.528(a)        $11.620  (a)       $11.327
                                                           (b)    $12.365  (b)     $12.409(b)        $11.544  (b)       $11.270
                                                           (c)    $12.211  (c)     $12.291(c)        $11.469  (c)       $11.213
                                                           (d)    $10.053  (d)     $10.059(d)            N/A  (d)           N/A
                                                           (e)    $10.051  (e)     $10.059(e)            N/A  (e)           N/A
                                                           (f)    $10.054  (f)     $10.059(f)            N/A  (f)           N/A
                                                           (g)    $10.051  (g)     $10.059(g)            N/A  (g)           N/A
                                                           (h)    $10.050  (h)     $10.059(h)            N/A  (h)           N/A
                                                           (i)    $10.049  (i)     $10.059(i)            N/A  (i)           N/A
                                                           (j)    $10.048  (j)     $10.059(j)            N/A  (j)           N/A
                                                           (k)    $10.052  (k)     $10.059(k)            N/A  (k)           N/A
                                                           (l)    $10.050  (l)     $10.059(l)            N/A  (l)           N/A
                                                           (m)    $10.049  (m)     $10.059(m)            N/A  (m)           N/A
                                                           (n)    $10.048  (n)     $10.059(n)            N/A  (n)           N/A
                                                           (o)    $10.047  (o)     $10.059(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $12.652  (a)     $12.521(a)        $12.528  (a)       $11.620
                                                           (b)    $12.457  (b)     $12.365(b)        $12.409  (b)       $11.544
                                                           (c)    $12.265  (c)     $12.211(c)        $12.291  (c)       $11.469
                                                           (d)    $10.112  (d)     $10.053(d)            N/A  (d)           N/A
                                                           (e)    $10.080  (e)     $10.051(e)            N/A  (e)           N/A
                                                           (f)    $10.123  (f)     $10.054(f)            N/A  (f)           N/A
                                                           (g)    $10.085  (g)     $10.051(g)            N/A  (g)           N/A
                                                           (h)    $10.074  (h)     $10.050(h)            N/A  (h)           N/A
                                                           (i)    $10.053  (i)     $10.049(i)            N/A  (i)           N/A
                                                           (j)    $10.042  (j)     $10.048(j)            N/A  (j)           N/A
                                                           (k)    $10.107  (k)     $10.052(k)            N/A  (k)           N/A
                                                           (l)    $10.069  (l)     $10.050(l)            N/A  (l)           N/A
                                                           (m)    $10.058  (m)     $10.049(m)            N/A  (m)           N/A
                                                           (n)    $10.036  (n)     $10.048(n)            N/A  (n)           N/A
                                                           (o)    $10.026  (o)     $10.047(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)     23,200  (a)      31,605(a)         49,076  (a)           172
                                                           (b)      5,581  (b)       5,264(b)          3,527  (b)             0
                                                           (c)      2,208  (c)       2,373(c)          5,702  (c)         3,266
                                                           (d)      3,270  (d)           0(d)            N/A  (d)           N/A
                                                           (e)          0  (e)           0(e)            N/A  (e)           N/A
                                                           (f)        916  (f)           0(f)            N/A  (f)           N/A
                                                           (g)      5,434  (g)           0(g)            N/A  (g)           N/A
                                                           (h)          0  (h)           0(h)            N/A  (h)           N/A
                                                           (i)          0  (i)           0(i)            N/A  (i)           N/A
                                                           (j)          0  (j)           0(j)            N/A  (j)           N/A
                                                           (k)          0  (k)           0(k)            N/A  (k)           N/A
                                                           (l)          0  (l)           0(l)            N/A  (l)           N/A
                                                           (m)          0  (m)           0(m)            N/A  (m)           N/A
                                                           (n)          0  (n)           0(n)            N/A  (n)           N/A
                                                           (o)          0  (o)           0(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD PORTFOLIO (INCEPTION DATE JULY 2, 2001)

Beginning AUV                                              (a)    $13.587  (a)     $10.816(a)        $10.400  (a)       $10.506
                                                           (b)    $13.438  (b)     $10.730(b)        $10.348  (b)       $10.469
                                                           (c)    $13.290  (c)     $10.644(c)        $10.296  (c)       $10.432
                                                           (d)    $10.104  (d)     $10.019(d)            N/A  (d)           N/A
                                                           (e)    $10.102  (e)     $10.019(e)            N/A  (e)           N/A
                                                           (f)    $10.105  (f)     $10.019(f)            N/A  (f)           N/A
                                                           (g)    $10.102  (g)     $10.019(g)            N/A  (g)           N/A
                                                           (h)    $10.101  (h)     $10.019(h)            N/A  (h)           N/A
                                                           (i)    $10.100  (i)     $10.019(i)            N/A  (i)           N/A
                                                           (j)    $10.099  (j)     $10.019(j)            N/A  (j)           N/A
                                                           (k)    $10.104  (k)     $10.019(k)            N/A  (k)           N/A
                                                           (l)    $10.101  (l)     $10.019(l)            N/A  (l)           N/A
                                                           (m)    $10.100  (m)     $10.019(m)            N/A  (m)           N/A
                                                           (n)    $10.099  (n)     $10.019(n)            N/A  (n)           N/A
                                                           (o)    $10.098  (o)     $10.019(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $14.830  (a)     $13.587(a)        $10.816  (a)       $10.400
                                                           (b)    $14.622  (b)     $13.438(b)        $10.730  (b)       $10.348
                                                           (c)    $14.419  (c)     $13.290(c)        $10.644  (c)       $10.296
                                                           (d)    $10.979  (d)     $10.104(d)            N/A  (d)           N/A
                                                           (e)    $10.943  (e)     $10.102(e)            N/A  (e)           N/A
                                                           (f)    $10.991  (f)     $10.105(f)            N/A  (f)           N/A
                                                           (g)    $10.949  (g)     $10.102(g)            N/A  (g)           N/A
                                                           (h)    $10.937  (h)     $10.101(h)            N/A  (h)           N/A
                                                           (i)    $10.914  (i)     $10.100(i)            N/A  (i)           N/A
                                                           (j)    $10.902  (j)     $10.099(j)            N/A  (j)           N/A
                                                           (k)    $10.973  (k)     $10.104(k)            N/A  (k)           N/A
                                                           (l)    $10.932  (l)     $10.101(l)            N/A  (l)           N/A
                                                           (m)    $10.920  (m)     $10.100(m)            N/A  (m)           N/A
                                                           (n)    $10.896  (n)     $10.099(n)            N/A  (n)           N/A
                                                           (o)    $10.885  (o)     $10.098(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)     62,376  (a)      81,653(a)         93,681  (a)        52,447
                                                           (b)      8,076  (b)       7,383(b)         11,621  (b)             0
                                                           (c)      1,057  (c)       2,382(c)              0  (c)             0
                                                           (d)      1,226  (d)           0(d)            N/A  (d)           N/A
                                                           (e)          0  (e)           0(e)            N/A  (e)           N/A
                                                           (f)      1,013  (f)           0(f)            N/A  (f)           N/A
                                                           (g)      4,015  (g)           0(g)            N/A  (g)           N/A
                                                           (h)          0  (h)           0(h)            N/A  (h)           N/A
                                                           (i)          0  (i)           0(i)            N/A  (i)           N/A
                                                           (j)          0  (j)           0(j)            N/A  (j)           N/A
                                                           (k)        823  (k)           0(k)            N/A  (k)           N/A
                                                           (l)          0  (l)           0(l)            N/A  (l)           N/A
                                                           (m)      2,480  (m)           0(m)            N/A  (m)           N/A
                                                           (n)          0  (n)           0(n)            N/A  (n)           N/A
                                                           (o)          0  (o)           0(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO (INCEPTION DATE JULY 2, 2001)

Beginning AUV                                              (a)    $11.365  (a)     $11.453(a)        $11.471  (a)       $11.392
                                                           (b)    $11.224  (b)     $11.344(b)        $11.397  (b)       $11.335
                                                           (c)    $11.084  (c)     $11.237(c)        $11.323  (c)       $11.278
                                                           (d)     $9.991  (d)     $10.000(d)            N/A  (d)           N/A
                                                           (e)     $9.989  (e)     $10.000(e)            N/A  (e)           N/A
                                                           (f)     $9.992  (f)     $10.000(f)            N/A  (f)           N/A
                                                           (g)     $9.989  (g)     $10.000(g)            N/A  (g)           N/A
                                                           (h)     $9.988  (h)     $10.000(h)            N/A  (h)           N/A
                                                           (i)     $9.987  (i)     $10.000(i)            N/A  (i)           N/A
                                                           (j)     $9.986  (j)     $10.000(j)            N/A  (j)           N/A
                                                           (k)     $9.991  (k)     $10.000(k)            N/A  (k)           N/A
                                                           (l)     $9.988  (l)     $10.000(l)            N/A  (l)           N/A
                                                           (m)     $9.987  (m)     $10.000(m)            N/A  (m)           N/A
                                                           (n)     $9.986  (n)     $10.000(n)            N/A  (n)           N/A
                                                           (o)     $9.985  (o)     $10.000(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $11.311  (a)     $11.365(a)        $11.453  (a)       $11.471
                                                           (b)    $11.136  (b)     $11.224(b)        $11.344  (b)       $11.397
                                                           (c)    $10.965  (c)     $11.084(c)        $11.237  (c)       $11.323
                                                           (d)     $9.899  (d)      $9.991(d)            N/A  (d)           N/A
                                                           (e)     $9.867  (e)      $9.989(e)            N/A  (e)           N/A
                                                           (f)     $9.909  (f)      $9.992(f)            N/A  (f)           N/A
                                                           (g)     $9.872  (g)      $9.989(g)            N/A  (g)           N/A
                                                           (h)     $9.861  (h)      $9.988(h)            N/A  (h)           N/A
                                                           (i)     $9.840  (i)      $9.987(i)            N/A  (i)           N/A
                                                           (j)     $9.830  (j)      $9.986(j)            N/A  (j)           N/A
                                                           (k)     $9.893  (k)      $9.991(k)            N/A  (k)           N/A
                                                           (l)     $9.856  (l)      $9.988(l)            N/A  (l)           N/A
                                                           (m)     $9.846  (m)      $9.987(m)            N/A  (m)           N/A
                                                           (n)     $9.824  (n)      $9.986(n)            N/A  (n)           N/A
                                                           (o)     $9.814  (o)      $9.985(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)     71,427  (a)      96,388(a)        122,009  (a)        47,317
                                                           (b)     53,749  (b)      33,240(b)          5,551  (b)           635
                                                           (c)      4,305  (c)       4,684(c)          4,351  (c)         1,033
                                                           (d)      4,722  (d)           0(d)            N/A  (d)           N/A
                                                           (e)        791  (e)           0(e)            N/A  (e)           N/A
                                                           (f)        310  (f)           0(f)            N/A  (f)           N/A
                                                           (g)      1,550  (g)           0(g)            N/A  (g)           N/A
                                                           (h)          0  (h)           0(h)            N/A  (h)           N/A
                                                           (i)          0  (i)           0(i)            N/A  (i)           N/A
                                                           (j)          0  (j)           0(j)            N/A  (j)           N/A
                                                           (k)      1,810  (k)           0(k)            N/A  (k)           N/A
                                                           (l)          0  (l)           0(l)            N/A  (l)           N/A
                                                           (m)      5,455  (m)           0(m)            N/A  (m)           N/A
                                                           (n)          0  (n)           0(n)            N/A  (n)           N/A
                                                           (o)          0  (o)           0(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUND

BASIC VALUE FUND (INCEPTION DATE MAY 1, 2003)

Beginning AUV                                              (a)    $12.913  (a)     $10.000(a)            N/A  (a)           N/A
                                                           (b)    $12.887  (b)     $10.000(b)            N/A  (b)           N/A
                                                           (c)    $12.861  (c)     $10.000(c)            N/A  (c)           N/A
                                                           (d)    $10.418  (d)      $9.931(d)            N/A  (d)           N/A
                                                           (e)    $10.416  (e)      $9.931(e)            N/A  (e)           N/A
                                                           (f)    $10.419  (f)      $9.931(f)            N/A  (f)           N/A
                                                           (g)    $10.417  (g)      $9.931(g)            N/A  (g)           N/A
                                                           (h)    $10.416  (h)      $9.931(h)            N/A  (h)           N/A
                                                           (i)    $10.414  (i)      $9.931(i)            N/A  (i)           N/A
                                                           (j)    $10.413  (j)      $9.931(j)            N/A  (j)           N/A
                                                           (k)    $10.418  (k)      $9.931(k)            N/A  (k)           N/A
                                                           (l)    $10.415  (l)      $9.931(l)            N/A  (l)           N/A
                                                           (m)    $10.415  (m)      $9.931(m)            N/A  (m)           N/A
                                                           (n)    $10.413  (n)      $9.931(n)            N/A  (n)           N/A
                                                           (o)    $10.412  (o)      $9.931(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $14.113  (a)     $12.913(a)            N/A  (a)           N/A
                                                           (b)    $14.042  (b)     $12.887(b)            N/A  (b)           N/A
                                                           (c)    $13.971  (c)     $12.861(c)            N/A  (c)           N/A
                                                           (d)    $11.335  (d)     $10.418(d)            N/A  (d)           N/A
                                                           (e)    $11.299  (e)     $10.416(e)            N/A  (e)           N/A
                                                           (f)    $11.348  (f)     $10.419(f)            N/A  (f)           N/A
                                                           (g)    $11.305  (g)     $10.417(g)            N/A  (g)           N/A
                                                           (h)    $11.293  (h)     $10.416(h)            N/A  (h)           N/A
                                                           (i)    $11.269  (i)     $10.414(i)            N/A  (i)           N/A
                                                           (j)    $11.256  (j)     $10.413(j)            N/A  (j)           N/A
                                                           (k)    $11.329  (k)     $10.418(k)            N/A  (k)           N/A
                                                           (l)    $11.287  (l)     $10.415(l)            N/A  (l)           N/A
                                                           (m)    $11.275  (m)     $10.415(m)            N/A  (m)           N/A
                                                           (n)    $11.250  (n)     $10.413(n)            N/A  (n)           N/A
                                                           (o)    $11.238  (o)     $10.412(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)      8,351  (a)         491(a)            N/A  (a)           N/A
                                                           (b)        183  (b)         994(b)            N/A  (b)           N/A
                                                           (c)        203  (c)         548(c)            N/A  (c)           N/A
                                                           (d)        357  (d)           0(d)            N/A  (d)           N/A
                                                           (e)        682  (e)           6(e)            N/A  (e)           N/A
                                                           (f)          0  (f)           0(f)            N/A  (f)           N/A
                                                           (g)          0  (g)           0(g)            N/A  (g)           N/A
                                                           (h)          0  (h)           0(h)            N/A  (h)           N/A
                                                           (i)          0  (i)           0(i)            N/A  (i)           N/A
                                                           (j)          0  (j)           0(j)            N/A  (j)           N/A
                                                           (k)        345  (k)           0(k)            N/A  (k)           N/A
                                                           (l)          0  (l)           0(l)            N/A  (l)           N/A
                                                           (m)      2,519  (m)           0(m)            N/A  (m)           N/A
                                                           (n)          0  (n)           0(n)            N/A  (n)           N/A
                                                           (o)          0  (o)           0(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
CORE STOCK FUND (INCEPTION DATE JULY 2, 2001)

Beginning AUV                                              (a)    $10.449  (a)      $8.643(a)        $10.836  (a)       $11.443
                                                           (b)    $10.318  (b)      $8.561(b)        $10.765  (b)       $11.385
                                                           (c)    $10.190  (c)      $8.480(c)        $10.695  (c)       $11.328
                                                           (d)    $10.304  (d)      $9.914(d)            N/A  (d)           N/A
                                                           (e)    $10.301  (e)      $9.914(e)            N/A  (e)           N/A
                                                           (f)    $10.304  (f)      $9.914(f)            N/A  (f)           N/A
                                                           (g)    $10.302  (g)      $9.914(g)            N/A  (g)           N/A
                                                           (h)    $10.301  (h)      $9.914(h)            N/A  (h)           N/A
                                                           (i)    $10.299  (i)      $9.914(i)            N/A  (i)           N/A
                                                           (j)    $10.299  (j)      $9.914(j)            N/A  (j)           N/A
                                                           (k)    $10.303  (k)      $9.914(k)            N/A  (k)           N/A
                                                           (l)    $10.301  (l)      $9.914(l)            N/A  (l)           N/A
                                                           (m)    $10.300  (m)      $9.914(m)            N/A  (m)           N/A
                                                           (n)    $10.298  (n)      $9.914(n)            N/A  (n)           N/A
                                                           (o)    $10.297  (o)      $9.914(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $10.740  (a)     $10.449(a)         $8.643  (a)       $10.836
                                                           (b)    $10.574  (b)     $10.318(b)         $8.561  (b)       $10.765
                                                           (c)    $10.411  (c)     $10.190(c)         $8.480  (c)       $10.695
                                                           (d)    $10.543  (d)     $10.304(d)            N/A  (d)           N/A
                                                           (e)    $10.509  (e)     $10.301(e)            N/A  (e)           N/A
                                                           (f)    $10.554  (f)     $10.304(f)            N/A  (f)           N/A
                                                           (g)    $10.515  (g)     $10.302(g)            N/A  (g)           N/A
                                                           (h)    $10.503  (h)     $10.301(h)            N/A  (h)           N/A
                                                           (i)    $10.481  (i)     $10.299(i)            N/A  (i)           N/A
                                                           (j)    $10.470  (j)     $10.299(j)            N/A  (j)           N/A
                                                           (k)    $10.537  (k)     $10.303(k)            N/A  (k)           N/A
                                                           (l)    $10.498  (l)     $10.301(l)            N/A  (l)           N/A
                                                           (m)    $10.487  (m)     $10.300(m)            N/A  (m)           N/A
                                                           (n)    $10.464  (n)     $10.298(n)            N/A  (n)           N/A
                                                           (o)    $10.453  (o)     $10.297(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)      2,914  (a)       1,505(a)          1,005  (a)           150
                                                           (b)        311  (b)         543(b)          2,821  (b)             0
                                                           (c)        678  (c)         233(c)            403  (c)           358
                                                           (d)        108  (d)           0(d)            N/A  (d)           N/A
                                                           (e)        105  (e)           0(e)            N/A  (e)           N/A
                                                           (f)          0  (f)           0(f)            N/A  (f)           N/A
                                                           (g)          0  (g)           0(g)            N/A  (g)           N/A
                                                           (h)          0  (h)           0(h)            N/A  (h)           N/A
                                                           (i)          0  (i)           0(i)            N/A  (i)           N/A
                                                           (j)          0  (j)           0(j)            N/A  (j)           N/A
                                                           (k)          0  (k)           0(k)            N/A  (k)           N/A
                                                           (l)          0  (l)           0(l)            N/A  (l)           N/A
                                                           (m)          0  (m)           0(m)            N/A  (m)           N/A
                                                           (n)          0  (n)           0(n)            N/A  (n)           N/A
                                                           (o)          0  (o)           0(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES FUND (INCEPTION DATE JULY 2, 2001)

Beginning AUV                                              (a)    $10.391  (a)      $8.132(a)         $9.691  (a)       $10.430
                                                           (b)    $10.308  (b)      $8.091(b)         $9.671  (b)       $10.424
                                                           (c)    $10.226  (c)      $8.051(c)         $9.652  (c)       $10.419
                                                           (d)    $10.396  (d)      $9.923(d)            N/A  (d)           N/A
                                                           (e)    $10.394  (e)      $9.923(e)            N/A  (e)           N/A
                                                           (f)    $10.397  (f)      $9.923(f)            N/A  (f)           N/A
                                                           (g)    $10.394  (g)      $9.923(g)            N/A  (g)           N/A
                                                           (h)    $10.393  (h)      $9.923(h)            N/A  (h)           N/A
                                                           (i)    $10.392  (i)      $9.923(i)            N/A  (i)           N/A
                                                           (j)    $10.391  (j)      $9.923(j)            N/A  (j)           N/A
                                                           (k)    $10.395  (k)      $9.923(k)            N/A  (k)           N/A
                                                           (l)    $10.393  (l)      $9.923(l)            N/A  (l)           N/A
                                                           (m)    $10.392  (m)      $9.923(m)            N/A  (m)           N/A
                                                           (n)    $10.390  (n)      $9.923(n)            N/A  (n)           N/A
                                                           (o)    $10.390  (o)      $9.923(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $11.135  (a)     $10.391(a)         $8.132  (a)        $9.691
                                                           (b)    $11.013  (b)     $10.308(b)         $8.091  (b)        $9.671
                                                           (c)    $10.892  (c)     $10.226(c)         $8.051  (c)        $9.652
                                                           (d)    $11.090  (d)     $10.396(d)            N/A  (d)           N/A
                                                           (e)    $11.054  (e)     $10.394(e)            N/A  (e)           N/A
                                                           (f)    $11.102  (f)     $10.397(f)            N/A  (f)           N/A
                                                           (g)    $11.060  (g)     $10.394(g)            N/A  (g)           N/A
                                                           (h)    $11.048  (h)     $10.393(h)            N/A  (h)           N/A
                                                           (i)    $11.025  (i)     $10.392(i)            N/A  (i)           N/A
                                                           (j)    $11.013  (j)     $10.391(j)            N/A  (j)           N/A
                                                           (k)    $11.084  (k)     $10.395(k)            N/A  (k)           N/A
                                                           (l)    $11.043  (l)     $10.393(l)            N/A  (l)           N/A
                                                           (m)    $11.031  (m)     $10.392(m)            N/A  (m)           N/A
                                                           (n)    $11.007  (n)     $10.390(n)            N/A  (n)           N/A
                                                           (o)    $10.995  (o)     $10.390(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)      2,642  (a)       3,693(a)          9,276  (a)        12,774
                                                           (b)        746  (b)           0(b)              0  (b)           835
                                                           (c)        379  (c)         514(c)          4,928  (c)             0
                                                           (d)      1,085  (d)           0(d)            N/A  (d)           N/A
                                                           (e)          0  (e)           0(e)            N/A  (e)           N/A
                                                           (f)          0  (f)           0(f)            N/A  (f)           N/A
                                                           (g)          0  (g)           0(g)            N/A  (g)           N/A
                                                           (h)          0  (h)           0(h)            N/A  (h)           N/A
                                                           (i)          0  (i)           0(i)            N/A  (i)           N/A
                                                           (j)          0  (j)           0(j)            N/A  (j)           N/A
                                                           (k)          0  (k)           0(k)            N/A  (k)           N/A
                                                           (l)          0  (l)           0(l)            N/A  (l)           N/A
                                                           (m)          0  (m)           0(m)            N/A  (m)           N/A
                                                           (n)          0  (n)           0(n)            N/A  (n)           N/A
                                                           (o)          0  (o)           0(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
HEALTH SCIENCES FUND (INCEPTION DATE JULY 2, 2001)*

Beginning AUV                                              (a)     $9.599  (a)      $7.618(a)        $10.226  (a)       $10.365
                                                           (b)     $9.523  (b)      $7.580(b)        $10.205  (b)       $10.360
                                                           (c)     $9.447  (c)      $7.542(c)        $10.185  (c)       $10.354
                                                           (d)    $10.279  (d)      $9.935(d)            N/A  (d)           N/A
                                                           (e)    $10.277  (e)      $9.935(e)            N/A  (e)           N/A
                                                           (f)    $10.280  (f)      $9.935(f)            N/A  (f)           N/A
                                                           (g)    $10.277  (g)      $9.935(g)            N/A  (g)           N/A
                                                           (h)    $10.276  (h)      $9.935(h)            N/A  (h)           N/A
                                                           (i)    $10.275  (i)      $9.935(i)            N/A  (i)           N/A
                                                           (j)    $10.274  (j)      $9.935(j)            N/A  (j)           N/A
                                                           (k)    $10.278  (k)      $9.935(k)            N/A  (k)           N/A
                                                           (l)    $10.276  (l)      $9.935(l)            N/A  (l)           N/A
                                                           (m)    $10.275  (m)      $9.935(m)            N/A  (m)           N/A
                                                           (n)    $10.274  (n)      $9.935(n)            N/A  (n)           N/A
                                                           (o)    $10.273  (o)      $9.935(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $10.182  (a)      $9.599(a)         $7.618  (a)       $10.226
                                                           (b)    $10.070  (b)      $9.523(b)         $7.580  (b)       $10.205
                                                           (c)     $9.960  (c)      $9.447(c)         $7.542  (c)       $10.185
                                                           (d)    $10.854  (d)     $10.279(d)            N/A  (d)           N/A
                                                           (e)    $10.819  (e)     $10.277(e)            N/A  (e)           N/A
                                                           (f)    $10.865  (f)     $10.280(f)            N/A  (f)           N/A
                                                           (g)    $10.825  (g)     $10.277(g)            N/A  (g)           N/A
                                                           (h)    $10.813  (h)     $10.276(h)            N/A  (h)           N/A
                                                           (i)    $10.790  (i)     $10.275(i)            N/A  (i)           N/A
                                                           (j)    $10.778  (j)     $10.274(j)            N/A  (j)           N/A
                                                           (k)    $10.848  (k)     $10.278(k)            N/A  (k)           N/A
                                                           (l)    $10.807  (l)     $10.276(l)            N/A  (l)           N/A
                                                           (m)    $10.795  (m)     $10.275(m)            N/A  (m)           N/A
                                                           (n)    $10.772  (n)     $10.274(n)            N/A  (n)           N/A
                                                           (o)    $10.761  (o)     $10.273(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)     11,791  (a)       8,448(a)         12,257  (a)        10,400
                                                           (b)      1,942  (b)       1,631(b)          9,409  (b)           758
                                                           (c)        575  (c)         575(c)             12  (c)            12
                                                           (d)          0  (d)           0(d)            N/A  (d)           N/A
                                                           (e)        508  (e)           6(e)            N/A  (e)           N/A
                                                           (f)          0  (f)           0(f)            N/A  (f)           N/A
                                                           (g)          0  (g)           0(g)            N/A  (g)           N/A
                                                           (h)          0  (h)           0(h)            N/A  (h)           N/A
                                                           (i)          0  (i)           0(i)            N/A  (i)           N/A
                                                           (j)          0  (j)           0(j)            N/A  (j)           N/A
                                                           (k)          0  (k)           0(k)            N/A  (k)           N/A
                                                           (l)          0  (l)           0(l)            N/A  (l)           N/A
                                                           (m)          0  (m)           0(m)            N/A  (m)           N/A
                                                           (n)          0  (n)           0(n)            N/A  (n)           N/A
                                                           (o)          0  (o)           0(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND (INCEPTION DATE MAY 1 2004)

Beginning AUV                                              (a)     $9.966  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)     $9.965  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)     $9.965  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)     $9.965  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)     $9.965  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)     $9.965  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)     $9.965  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)     $9.965  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)     $9.965  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)     $9.965  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)     $9.965  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)     $9.965  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)     $9.965  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)     $9.964  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)     $9.964  (o)         N/A(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $10.768  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)    $10.742  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)    $10.721  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)    $10.735  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)    $10.714  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)    $10.742  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)    $10.717  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)    $10.710  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)    $10.696  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)    $10.688  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)    $10.732  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)    $10.706  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)    $10.699  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)    $10.685  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)    $10.678  (o)         N/A(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)     85,407  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)      2,336  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)        338  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)      1,941  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)          0  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)          0  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)          0  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)          0  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)          0  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)          0  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)          0  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)          0  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)      1,491  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)          0  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)          0  (o)         N/A(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
MID CAP CORE EQUITY FUND (INCEPTION DATE MAY 1, 2003)

Beginning AUV                                              (a)    $12.404  (a)      $9.958(a)            N/A  (a)           N/A
                                                           (b)    $12.379  (b)      $9.958(b)            N/A  (b)           N/A
                                                           (c)    $12.355  (c)      $9.958(c)            N/A  (c)           N/A
                                                           (d)    $10.226  (d)      $9.932(d)            N/A  (d)           N/A
                                                           (e)    $10.224  (e)      $9.932(e)            N/A  (e)           N/A
                                                           (f)    $10.227  (f)      $9.932(f)            N/A  (f)           N/A
                                                           (g)    $10.224  (g)      $9.932(g)            N/A  (g)           N/A
                                                           (h)    $10.223  (h)      $9.932(h)            N/A  (h)           N/A
                                                           (i)    $10.222  (i)      $9.932(i)            N/A  (i)           N/A
                                                           (j)    $10.221  (j)      $9.932(j)            N/A  (j)           N/A
                                                           (k)    $10.225  (k)      $9.932(k)            N/A  (k)           N/A
                                                           (l)    $10.223  (l)      $9.932(l)            N/A  (l)           N/A
                                                           (m)    $10.222  (m)      $9.932(m)            N/A  (m)           N/A
                                                           (n)    $10.221  (n)      $9.932(n)            N/A  (n)           N/A
                                                           (o)    $10.220  (o)      $9.932(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $13.891  (a)     $12.404(a)            N/A  (a)           N/A
                                                           (b)    $13.821  (b)     $12.379(b)            N/A  (b)           N/A
                                                           (c)    $13.752  (c)     $12.355(c)            N/A  (c)           N/A
                                                           (d)    $11.400  (d)     $10.226(d)            N/A  (d)           N/A
                                                           (e)    $11.363  (e)     $10.224(e)            N/A  (e)           N/A
                                                           (f)    $11.412  (f)     $10.227(f)            N/A  (f)           N/A
                                                           (g)    $11.369  (g)     $10.224(g)            N/A  (g)           N/A
                                                           (h)    $11.357  (h)     $10.223(h)            N/A  (h)           N/A
                                                           (i)    $11.333  (i)     $10.222(i)            N/A  (i)           N/A
                                                           (j)    $11.321  (j)     $10.221(j)            N/A  (j)           N/A
                                                           (k)    $11.394  (k)     $10.225(k)            N/A  (k)           N/A
                                                           (l)    $11.351  (l)     $10.223(l)            N/A  (l)           N/A
                                                           (m)    $11.339  (m)     $10.222(m)            N/A  (m)           N/A
                                                           (n)    $11.314  (n)     $10.221(n)            N/A  (n)           N/A
                                                           (o)    $11.302  (o)     $10.220(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)     24,628  (a)       6,332(a)            N/A  (a)           N/A
                                                           (b)         66  (b)         188(b)            N/A  (b)           N/A
                                                           (c)          0  (c)           0(c)            N/A  (c)           N/A
                                                           (d)          0  (d)           0(d)            N/A  (d)           N/A
                                                           (e)        510  (e)           6(e)            N/A  (e)           N/A
                                                           (f)          0  (f)           0(f)            N/A  (f)           N/A
                                                           (g)          0  (g)           0(g)            N/A  (g)           N/A
                                                           (h)          0  (h)           0(h)            N/A  (h)           N/A
                                                           (i)          0  (i)           0(i)            N/A  (i)           N/A
                                                           (j)          0  (j)           0(j)            N/A  (j)           N/A
                                                           (k)          0  (k)           0(k)            N/A  (k)           N/A
                                                           (l)          0  (l)           0(l)            N/A  (l)           N/A
                                                           (m)          0  (m)           0(m)            N/A  (m)           N/A
                                                           (n)          0  (n)           0(n)            N/A  (n)           N/A
                                                           (o)          0  (o)           0(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE FUND (INCEPTION DATE JULY 2, 2001)

Beginning AUV                                              (a)    $14.517  (a)     $10.604(a)        $10.110  (a)       $10.259
                                                           (b)    $14.401  (b)     $10.551(b)        $10.089  (b)       $10.254
                                                           (c)    $14.286  (c)     $10.498(c)        $10.069  (c)       $10.248
                                                           (d)    $10.263  (d)     $10.000(d)            N/A  (d)           N/A
                                                           (e)    $10.261  (e)     $10.000(e)            N/A  (e)           N/A
                                                           (f)    $10.264  (f)     $10.000(f)            N/A  (f)           N/A
                                                           (g)    $10.261  (g)     $10.000(g)            N/A  (g)           N/A
                                                           (h)    $10.260  (h)     $10.000(h)            N/A  (h)           N/A
                                                           (i)    $10.259  (i)     $10.000(i)            N/A  (i)           N/A
                                                           (j)    $10.258  (j)     $10.000(j)            N/A  (j)           N/A
                                                           (k)    $10.262  (k)     $10.000(k)            N/A  (k)           N/A
                                                           (l)    $10.260  (l)     $10.000(l)            N/A  (l)           N/A
                                                           (m)    $10.259  (m)     $10.000(m)            N/A  (m)           N/A
                                                           (n)    $10.258  (n)     $10.000(n)            N/A  (n)           N/A
                                                           (o)    $10.257  (o)     $10.000(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $19.551  (a)     $14.517(a)        $10.604  (a)       $10.110
                                                           (b)    $19.336  (b)     $14.401(b)        $10.551  (b)       $10.089
                                                           (c)    $19.124  (c)     $14.286(c)        $10.498  (c)       $10.069
                                                           (d)    $13.760  (d)     $10.263(d)            N/A  (d)           N/A
                                                           (e)    $13.715  (e)     $10.261(e)            N/A  (e)           N/A
                                                           (f)    $13.774  (f)     $10.264(f)            N/A  (f)           N/A
                                                           (g)    $13.723  (g)     $10.261(g)            N/A  (g)           N/A
                                                           (h)    $13.708  (h)     $10.260(h)            N/A  (h)           N/A
                                                           (i)    $13.679  (i)     $10.259(i)            N/A  (i)           N/A
                                                           (j)    $13.664  (j)     $10.258(j)            N/A  (j)           N/A
                                                           (k)    $13.752  (k)     $10.262(k)            N/A  (k)           N/A
                                                           (l)    $13.701  (l)     $10.260(l)            N/A  (l)           N/A
                                                           (m)    $13.686  (m)     $10.259(m)            N/A  (m)           N/A
                                                           (n)    $13.656  (n)     $10.258(n)            N/A  (n)           N/A
                                                           (o)    $13.642  (o)     $10.257(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)     31,365  (a)       9,417(a)          5,129  (a)        54,233
                                                           (b)          0  (b)           0(b)          2,400  (b)             0
                                                           (c)        733  (c)       2,069(c)            133  (c)             0
                                                           (d)      1,749  (d)           0(d)            N/A  (d)           N/A
                                                           (e)        610  (e)           6(e)            N/A  (e)           N/A
                                                           (f)      1,493  (f)           0(f)            N/A  (f)           N/A
                                                           (g)          0  (g)           0(g)            N/A  (g)           N/A
                                                           (h)          0  (h)           0(h)            N/A  (h)           N/A
                                                           (i)          0  (i)           0(i)            N/A  (i)           N/A
                                                           (j)          0  (j)           0(j)            N/A  (j)           N/A
                                                           (k)          0  (k)           0(k)            N/A  (k)           N/A
                                                           (l)          0  (l)           0(l)            N/A  (l)           N/A
                                                           (m)          0  (m)           0(m)            N/A  (m)           N/A
                                                           (n)          0  (n)           0(n)            N/A  (n)           N/A
                                                           (o)          0  (o)           0(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND (INCEPTION DATE JULY 2, 2001)

Beginning AUV                                              (a)     $5.434  (a)      $3.793(a)         $7.236  (a)        $9.094
                                                           (b)     $5.391  (b)      $3.774(b)         $7.222  (b)        $9.089
                                                           (c)     $5.348  (c)      $3.755(c)         $7.207  (c)        $9.084
                                                           (d)    $10.003  (d)      $9.797(d)            N/A  (d)           N/A
                                                           (e)    $10.001  (e)      $9.797(e)            N/A  (e)           N/A
                                                           (f)    $10.004  (f)      $9.797(f)            N/A  (f)           N/A
                                                           (g)    $10.001  (g)      $9.797(g)            N/A  (g)           N/A
                                                           (h)    $10.001  (h)      $9.797(h)            N/A  (h)           N/A
                                                           (i)     $9.999  (i)      $9.797(i)            N/A  (i)           N/A
                                                           (j)     $9.998  (j)      $9.797(j)            N/A  (j)           N/A
                                                           (k)    $10.003  (k)      $9.797(k)            N/A  (k)           N/A
                                                           (l)    $10.000  (l)      $9.797(l)            N/A  (l)           N/A
                                                           (m)     $9.999  (m)      $9.797(m)            N/A  (m)           N/A
                                                           (n)     $9.998  (n)      $9.797(n)            N/A  (n)           N/A
                                                           (o)     $9.997  (o)      $9.797(o)            N/A  (o)           N/A

Ending AUV                                                 (a)     $5.607  (a)      $5.434(a)         $3.793  (a)        $7.236
                                                           (b)     $5.545  (b)      $5.391(b)         $3.774  (b)        $7.222
                                                           (c)     $5.484  (c)      $5.348(c)         $3.755  (c)        $7.207
                                                           (d)    $10.274  (d)     $10.003(d)            N/A  (d)           N/A
                                                           (e)    $10.241  (e)     $10.001(e)            N/A  (e)           N/A
                                                           (f)    $10.285  (f)     $10.004(f)            N/A  (f)           N/A
                                                           (g)    $10.247  (g)     $10.001(g)            N/A  (g)           N/A
                                                           (h)    $10.236  (h)     $10.001(h)            N/A  (h)           N/A
                                                           (i)    $10.214  (i)      $9.999(i)            N/A  (i)           N/A
                                                           (j)    $10.203  (j)      $9.998(j)            N/A  (j)           N/A
                                                           (k)    $10.269  (k)     $10.003(k)            N/A  (k)           N/A
                                                           (l)    $10.230  (l)     $10.000(l)            N/A  (l)           N/A
                                                           (m)    $10.219  (m)      $9.999(m)            N/A  (m)           N/A
                                                           (n)    $10.197  (n)      $9.998(n)            N/A  (n)           N/A
                                                           (o)    $10.186  (o)      $9.997(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)     56,891  (a)      58,798(a)         13,507  (a)         8,547
                                                           (b)     39,984  (b)      50,122(b)         21,201  (b)             0
                                                           (c)         17  (c)          17(c)             17  (c)         1,497
                                                           (d)        354  (d)           0(d)            N/A  (d)           N/A
                                                           (e)        207  (e)           0(e)            N/A  (e)           N/A
                                                           (f)          0  (f)           0(f)            N/A  (f)           N/A
                                                           (g)          0  (g)           0(g)            N/A  (g)           N/A
                                                           (h)          0  (h)           0(h)            N/A  (h)           N/A
                                                           (i)          0  (i)           0(i)            N/A  (i)           N/A
                                                           (j)          0  (j)           0(j)            N/A  (j)           N/A
                                                           (k)          0  (k)           0(k)            N/A  (k)           N/A
                                                           (l)          0  (l)           0(l)            N/A  (l)           N/A
                                                           (m)          0  (m)           0(m)            N/A  (m)           N/A
                                                           (n)          0  (n)           0(n)            N/A  (n)           N/A
                                                           (o)          0  (o)           0(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:

GROWTH PORTFOLIO (INCEPTION DATE JULY 2, 2001)

Beginning AUV                                              (a)    $11.809  (a)      $8.860(a)        $13.409  (a)       $14.638
                                                           (b)    $11.662  (b)      $8.776(b)        $13.321  (b)       $14.564
                                                           (c)    $11.516  (c)      $8.692(c)        $13.235  (c)       $14.491
                                                           (d)    $10.328  (d)      $9.888(d)            N/A  (d)           N/A
                                                           (e)    $10.325  (e)      $9.888(e)            N/A  (e)           N/A
                                                           (f)    $10.328  (f)      $9.888(f)            N/A  (f)           N/A
                                                           (g)    $10.326  (g)      $9.888(g)            N/A  (g)           N/A
                                                           (h)    $10.325  (h)      $9.888(h)            N/A  (h)           N/A
                                                           (i)    $10.323  (i)      $9.888(i)            N/A  (i)           N/A
                                                           (j)    $10.323  (j)      $9.888(j)            N/A  (j)           N/A
                                                           (k)    $10.327  (k)      $9.888(k)            N/A  (k)           N/A
                                                           (l)    $10.325  (l)      $9.888(l)            N/A  (l)           N/A
                                                           (m)    $10.324  (m)      $9.888(m)            N/A  (m)           N/A
                                                           (n)    $10.322  (n)      $9.888(n)            N/A  (n)           N/A
                                                           (o)    $10.322  (o)      $9.888(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $12.284  (a)     $11.809(a)         $8.860  (a)       $13.409
                                                           (b)    $12.094  (b)     $11.662(b)         $8.776  (b)       $13.321
                                                           (c)    $11.908  (c)     $11.516(c)         $8.692  (c)       $13.235
                                                           (d)    $10.695  (d)     $10.328(d)            N/A  (d)           N/A
                                                           (e)    $10.661  (e)     $10.325(e)            N/A  (e)           N/A
                                                           (f)    $10.707  (f)     $10.328(f)            N/A  (f)           N/A
                                                           (g)    $10.666  (g)     $10.326(g)            N/A  (g)           N/A
                                                           (h)    $10.655  (h)     $10.325(h)            N/A  (h)           N/A
                                                           (i)    $10.632  (i)     $10.323(i)            N/A  (i)           N/A
                                                           (j)    $10.621  (j)     $10.323(j)            N/A  (j)           N/A
                                                           (k)    $10.689  (k)     $10.327(k)            N/A  (k)           N/A
                                                           (l)    $10.649  (l)     $10.325(l)            N/A  (l)           N/A
                                                           (m)    $10.638  (m)     $10.324(m)            N/A  (m)           N/A
                                                           (n)    $10.615  (n)     $10.322(n)            N/A  (n)           N/A
                                                           (o)    $10.603  (o)     $10.322(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)     64,054  (a)      32,712(a)         22,345  (a)         1,511
                                                           (b)      9,516  (b)       3,305(b)            192  (b)             0
                                                           (c)        304  (c)         558(c)            812  (c)           558
                                                           (d)      4,040  (d)           0(d)            N/A  (d)           N/A
                                                           (e)          0  (e)           0(e)            N/A  (e)           N/A
                                                           (f)          0  (f)           0(f)            N/A  (f)           N/A
                                                           (g)          0  (g)           0(g)            N/A  (g)           N/A
                                                           (h)          0  (h)           0(h)            N/A  (h)           N/A
                                                           (i)          0  (i)           0(i)            N/A  (i)           N/A
                                                           (j)          0  (j)           0(j)            N/A  (j)           N/A
                                                           (k)          0  (k)           0(k)            N/A  (k)           N/A
                                                           (l)          0  (l)           0(l)            N/A  (l)           N/A
                                                           (m)          0  (m)           0(m)            N/A  (m)           N/A
                                                           (n)          0  (n)           0(n)            N/A  (n)           N/A
                                                           (o)          0  (o)           0(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
LEVERAGED ALLCAP PORTFOLIO (INCEPTION DATE JULY 2, 2001)

Beginning AUV                                              (a)    $13.888  (a)     $10.454(a)        $16.041  (a)       $17.259
                                                           (b)    $13.715  (b)     $10.354(b)        $15.936  (b)       $17.173
                                                           (c)    $13.544  (c)     $10.256(c)        $15.833  (c)       $17.087
                                                           (d)    $10.238  (d)      $9.875(d)            N/A  (d)           N/A
                                                           (e)    $10.236  (e)      $9.875(e)            N/A  (e)           N/A
                                                           (f)    $10.239  (f)      $9.875(f)            N/A  (f)           N/A
                                                           (g)    $10.236  (g)      $9.875(g)            N/A  (g)           N/A
                                                           (h)    $10.235  (h)      $9.875(h)            N/A  (h)           N/A
                                                           (i)    $10.234  (i)      $9.875(i)            N/A  (i)           N/A
                                                           (j)    $10.233  (j)      $9.875(j)            N/A  (j)           N/A
                                                           (k)    $10.237  (k)      $9.875(k)            N/A  (k)           N/A
                                                           (l)    $10.235  (l)      $9.875(l)            N/A  (l)           N/A
                                                           (m)    $10.234  (m)      $9.875(m)            N/A  (m)           N/A
                                                           (n)    $10.233  (n)      $9.875(n)            N/A  (n)           N/A
                                                           (o)    $10.232  (o)      $9.875(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $14.816  (a)     $13.888(a)        $10.454  (a)       $16.041
                                                           (b)    $14.587  (b)     $13.715(b)        $10.354  (b)       $15.936
                                                           (c)    $14.362  (c)     $13.544(c)        $10.256  (c)       $15.833
                                                           (d)    $10.873  (d)     $10.238(d)            N/A  (d)           N/A
                                                           (e)    $10.837  (e)     $10.236(e)            N/A  (e)           N/A
                                                           (f)    $10.884  (f)     $10.239(f)            N/A  (f)           N/A
                                                           (g)    $10.843  (g)     $10.236(g)            N/A  (g)           N/A
                                                           (h)    $10.832  (h)     $10.235(h)            N/A  (h)           N/A
                                                           (i)    $10.808  (i)     $10.234(i)            N/A  (i)           N/A
                                                           (j)    $10.797  (j)     $10.233(j)            N/A  (j)           N/A
                                                           (k)    $10.867  (k)     $10.237(k)            N/A  (k)           N/A
                                                           (l)    $10.826  (l)     $10.235(l)            N/A  (l)           N/A
                                                           (m)    $10.814  (m)     $10.234(m)            N/A  (m)           N/A
                                                           (n)    $10.791  (n)     $10.233(n)            N/A  (n)           N/A
                                                           (o)    $10.779  (o)     $10.232(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)     24,093  (a)      28,740(a)         14,164  (a)            38
                                                           (b)      5,822  (b)       5,261(b)          2,122  (b)           118
                                                           (c)      1,079  (c)       3,115(c)          2,777  (c)         1,414
                                                           (d)          0  (d)           0(d)            N/A  (d)           N/A
                                                           (e)        606  (e)           6(e)            N/A  (e)           N/A
                                                           (f)        577  (f)           0(f)            N/A  (f)           N/A
                                                           (g)      4,160  (g)           0(g)            N/A  (g)           N/A
                                                           (h)          0  (h)           0(h)            N/A  (h)           N/A
                                                           (i)          0  (i)           0(i)            N/A  (i)           N/A
                                                           (j)          0  (j)           0(j)            N/A  (j)           N/A
                                                           (k)        840  (k)           0(k)            N/A  (k)           N/A
                                                           (l)          0  (l)           0(l)            N/A  (l)           N/A
                                                           (m)      2,530  (m)           0(m)            N/A  (m)           N/A
                                                           (n)          0  (n)           0(n)            N/A  (n)           N/A
                                                           (o)          0  (o)           0(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
MIDCAP GROWTH PORTFOLIO (INCEPTION DATE JULY 2, 2001)

Beginning AUV                                              (a)    $16.187  (a)     $11.107(a)        $15.987  (a)       $16.518
                                                           (b)    $15.986  (b)     $11.001(b)        $15.883  (b)       $16.435
                                                           (c)    $15.787  (c)     $10.897(c)        $15.779  (c)       $16.352
                                                           (d)    $10.124  (d)      $9.867(d)            N/A  (d)           N/A
                                                           (e)    $10.122  (e)      $9.867(e)            N/A  (e)           N/A
                                                           (f)    $10.125  (f)      $9.867(f)            N/A  (f)           N/A
                                                           (g)    $10.122  (g)      $9.867(g)            N/A  (g)           N/A
                                                           (h)    $10.121  (h)      $9.867(h)            N/A  (h)           N/A
                                                           (i)    $10.120  (i)      $9.867(i)            N/A  (i)           N/A
                                                           (j)    $10.119  (j)      $9.867(j)            N/A  (j)           N/A
                                                           (k)    $10.124  (k)      $9.867(k)            N/A  (k)           N/A
                                                           (l)    $10.121  (l)      $9.867(l)            N/A  (l)           N/A
                                                           (m)    $10.120  (m)      $9.867(m)            N/A  (m)           N/A
                                                           (n)    $10.119  (n)      $9.867(n)            N/A  (n)           N/A
                                                           (o)    $10.118  (o)      $9.867(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $18.044  (a)     $16.187(a)        $11.107  (a)       $15.987
                                                           (b)    $17.765  (b)     $15.986(b)        $11.001  (b)       $15.883
                                                           (c)    $17.491  (c)     $15.787(c)        $10.897  (c)       $15.779
                                                           (d)    $11.234  (d)     $10.124(d)            N/A  (d)           N/A
                                                           (e)    $11.198  (e)     $10.122(e)            N/A  (e)           N/A
                                                           (f)    $11.246  (f)     $10.125(f)            N/A  (f)           N/A
                                                           (g)    $11.204  (g)     $10.122(g)            N/A  (g)           N/A
                                                           (h)    $11.192  (h)     $10.121(h)            N/A  (h)           N/A
                                                           (i)    $11.168  (i)     $10.120(i)            N/A  (i)           N/A
                                                           (j)    $11.156  (j)     $10.119(j)            N/A  (j)           N/A
                                                           (k)    $11.228  (k)     $10.124(k)            N/A  (k)           N/A
                                                           (l)    $11.186  (l)     $10.121(l)            N/A  (l)           N/A
                                                           (m)    $11.174  (m)     $10.120(m)            N/A  (m)           N/A
                                                           (n)    $11.150  (n)     $10.119(n)            N/A  (n)           N/A
                                                           (o)    $11.138  (o)     $10.118(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)     28,645  (a)      17,570(a)         16,654  (a)         1,236
                                                           (b)      2,645  (b)       2,107(b)          1,778  (b)            81
                                                           (c)      1,132  (c)       3,563(c)            431  (c)             0
                                                           (d)      8,861  (d)           0(d)            N/A  (d)           N/A
                                                           (e)      2,188  (e)           0(e)            N/A  (e)           N/A
                                                           (f)        292  (f)           0(f)            N/A  (f)           N/A
                                                           (g)      2,488  (g)           0(g)            N/A  (g)           N/A
                                                           (h)          0  (h)           0(h)            N/A  (h)           N/A
                                                           (i)          0  (i)           0(i)            N/A  (i)           N/A
                                                           (j)          0  (j)           0(j)            N/A  (j)           N/A
                                                           (k)          0  (k)           0(k)            N/A  (k)           N/A
                                                           (l)          0  (l)           0(l)            N/A  (l)           N/A
                                                           (m)          0  (m)           0(m)            N/A  (m)           N/A
                                                           (n)          0  (n)           0(n)            N/A  (n)           N/A
                                                           (o)          0  (o)           0(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
SMALL CAPITALIZATION PORTFOLIO (INCEPTION DATE
JULY 2, 2001)

Beginning AUV                                              (a)     $8.068  (a)      $5.747(a)         $7.901  (a)        $8.768
                                                           (b)     $7.967  (b)      $5.693(b)         $7.849  (b)        $8.724
                                                           (c)     $7.868  (c)      $5.639(c)         $7.798  (c)        $8.680
                                                           (d)    $10.126  (d)      $9.894(d)            N/A  (d)           N/A
                                                           (e)    $10.124  (e)      $9.894(e)            N/A  (e)           N/A
                                                           (f)    $10.127  (f)      $9.894(f)            N/A  (f)           N/A
                                                           (g)    $10.124  (g)      $9.894(g)            N/A  (g)           N/A
                                                           (h)    $10.124  (h)      $9.894(h)            N/A  (h)           N/A
                                                           (i)    $10.122  (i)      $9.894(i)            N/A  (i)           N/A
                                                           (j)    $10.121  (j)      $9.894(j)            N/A  (j)           N/A
                                                           (k)    $10.126  (k)      $9.894(k)            N/A  (k)           N/A
                                                           (l)    $10.123  (l)      $9.894(l)            N/A  (l)           N/A
                                                           (m)    $10.122  (m)      $9.894(m)            N/A  (m)           N/A
                                                           (n)    $10.121  (n)      $9.894(n)            N/A  (n)           N/A
                                                           (o)    $10.120  (o)      $9.894(o)            N/A  (o)           N/A

Ending AUV                                                 (a)     $9.273  (a)      $8.068(a)         $5.747  (a)        $7.901
                                                           (b)     $9.130  (b)      $7.967(b)         $5.693  (b)        $7.849
                                                           (c)     $8.989  (c)      $7.868(c)         $5.639  (c)        $7.798
                                                           (d)    $11.587  (d)     $10.126(d)            N/A  (d)           N/A
                                                           (e)    $11.550  (e)     $10.124(e)            N/A  (e)           N/A
                                                           (f)    $11.600  (f)     $10.127(f)            N/A  (f)           N/A
                                                           (g)    $11.556  (g)     $10.124(g)            N/A  (g)           N/A
                                                           (h)    $11.544  (h)     $10.124(h)            N/A  (h)           N/A
                                                           (i)    $11.519  (i)     $10.122(i)            N/A  (i)           N/A
                                                           (j)    $11.506  (j)     $10.121(j)            N/A  (j)           N/A
                                                           (k)    $11.581  (k)     $10.126(k)            N/A  (k)           N/A
                                                           (l)    $11.537  (l)     $10.123(l)            N/A  (l)           N/A
                                                           (m)    $11.525  (m)     $10.122(m)            N/A  (m)           N/A
                                                           (n)    $11.500  (n)     $10.121(n)            N/A  (n)           N/A
                                                           (o)    $11.488  (o)     $10.120(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)     40,062  (a)      23,094(a)            645  (a)           298
                                                           (b)     10,859  (b)      12,183(b)          3,076  (b)             0
                                                           (c)        159  (c)       5,008(c)            436  (c)             0
                                                           (d)      1,964  (d)           0(d)            N/A  (d)           N/A
                                                           (e)          0  (e)           0(e)            N/A  (e)           N/A
                                                           (f)        111  (f)           0(f)            N/A  (f)           N/A
                                                           (g)          0  (g)           0(g)            N/A  (g)           N/A
                                                           (h)          0  (h)           0(h)            N/A  (h)           N/A
                                                           (i)          0  (i)           0(i)            N/A  (i)           N/A
                                                           (j)          0  (j)           0(j)            N/A  (j)           N/A
                                                           (k)      1,577  (k)           0(k)            N/A  (k)           N/A
                                                           (l)          0  (l)           0(l)            N/A  (l)           N/A
                                                           (m)      4,753  (m)           0(m)            N/A  (m)           N/A
                                                           (n)          0  (n)           0(n)            N/A  (n)           N/A
                                                           (o)          0  (o)           0(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIO, INC:

VP INCOME & GROWTH FUND (INCEPTION DATE JULY 2, 2001)

Beginning AUV                                              (a)    $11.337  (a)      $8.887(a)        $11.178  (a)       $11.901
                                                           (b)    $11.197  (b)      $8.803(b)        $11.105  (b)       $11.841
                                                           (c)    $11.057  (c)      $8.719(c)        $11.033  (c)       $11.782
                                                           (d)    $10.414  (d)      $9.920(d)            N/A  (d)           N/A
                                                           (e)    $10.412  (e)      $9.920(e)            N/A  (e)           N/A
                                                           (f)    $10.415  (f)      $9.920(f)            N/A  (f)           N/A
                                                           (g)    $10.412  (g)      $9.920(g)            N/A  (g)           N/A
                                                           (h)    $10.412  (h)      $9.920(h)            N/A  (h)           N/A
                                                           (i)    $10.410  (i)      $9.920(i)            N/A  (i)           N/A
                                                           (j)    $10.409  (j)      $9.920(j)            N/A  (j)           N/A
                                                           (k)    $10.414  (k)      $9.920(k)            N/A  (k)           N/A
                                                           (l)    $10.411  (l)      $9.920(l)            N/A  (l)           N/A
                                                           (m)    $10.411  (m)      $9.920(m)            N/A  (m)           N/A
                                                           (n)    $10.409  (n)      $9.920(n)            N/A  (n)           N/A
                                                           (o)    $10.408  (o)      $9.920(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $12.632  (a)     $11.337(a)         $8.887  (a)       $11.178
                                                           (b)    $12.437  (b)     $11.197(b)         $8.803  (b)       $11.105
                                                           (c)    $12.246  (c)     $11.057(c)         $8.719  (c)       $11.033
                                                           (d)    $11.551  (d)     $10.414(d)            N/A  (d)           N/A
                                                           (e)    $11.514  (e)     $10.412(e)            N/A  (e)           N/A
                                                           (f)    $11.564  (f)     $10.415(f)            N/A  (f)           N/A
                                                           (g)    $11.520  (g)     $10.412(g)            N/A  (g)           N/A
                                                           (h)    $11.508  (h)     $10.412(h)            N/A  (h)           N/A
                                                           (i)    $11.483  (i)     $10.410(i)            N/A  (i)           N/A
                                                           (j)    $11.471  (j)     $10.409(j)            N/A  (j)           N/A
                                                           (k)    $11.545  (k)     $10.414(k)            N/A  (k)           N/A
                                                           (l)    $11.502  (l)     $10.411(l)            N/A  (l)           N/A
                                                           (m)    $11.489  (m)     $10.411(m)            N/A  (m)           N/A
                                                           (n)    $11.465  (n)     $10.409(n)            N/A  (n)           N/A
                                                           (o)    $11.452  (o)     $10.408(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)     38,545  (a)      11,632(a)         11,089  (a)           284
                                                           (b)      8,803  (b)       1,927(b)          4,989  (b)            55
                                                           (c)     15,716  (c)         259(c)          9,022  (c)           282
                                                           (d)      7,210  (d)           0(d)            N/A  (d)           N/A
                                                           (e)          0  (e)           0(e)            N/A  (e)           N/A
                                                           (f)          0  (f)           0(f)            N/A  (f)           N/A
                                                           (g)         93  (g)           0(g)            N/A  (g)           N/A
                                                           (h)          0  (h)           0(h)            N/A  (h)           N/A
                                                           (i)          0  (i)           0(i)            N/A  (i)           N/A
                                                           (j)          0  (j)           0(j)            N/A  (j)           N/A
                                                           (k)          0  (k)           0(k)            N/A  (k)           N/A
                                                           (l)          0  (l)           0(l)            N/A  (l)           N/A
                                                           (m)          0  (m)           0(m)            N/A  (m)           N/A
                                                           (n)          0  (n)           0(n)            N/A  (n)           N/A
                                                           (o)          0  (o)           0(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
VP INFLATION PROTECTION FUND (INCEPTION DATE MAY 1, 2004)

Beginning AUV                                              (a)    $10.044  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)    $10.043  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)    $10.043  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)    $10.043  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)    $10.043  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)    $10.043  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)    $10.043  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)    $10.043  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)    $10.042  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)    $10.042  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)    $10.043  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)    $10.043  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)    $10.043  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)    $10.042  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)    $10.042  (o)         N/A(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $10.553  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)    $10.529  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)    $10.507  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)    $10.521  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)    $10.500  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)    $10.529  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)    $10.504  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)    $10.497  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)    $10.482  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)    $10.475  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)    $10.518  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)    $10.493  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)    $10.486  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)    $10.472  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)    $10.465  (o)         N/A(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)      5,343  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)          0  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)        606  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)          0  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)          0  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)          0  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)          0  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)          0  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)          0  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)          0  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)          0  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)          0  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)          0  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)          0  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)          0  (o)         N/A(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
VP INTERNATIONAL FUND (INCEPTION DATE JULY 2, 2001)

Beginning AUV                                              (a)     $9.925  (a)      $8.083(a)        $10.295  (a)       $11.688
                                                           (b)     $9.801  (b)      $8.007(b)        $10.228  (b)       $11.630
                                                           (c)     $9.679  (c)      $7.931(c)        $10.161  (c)       $11.571
                                                           (d)    $10.307  (d)      $9.951(d)            N/A  (d)           N/A
                                                           (e)    $10.305  (e)      $9.951(e)            N/A  (e)           N/A
                                                           (f)    $10.308  (f)      $9.951(f)            N/A  (f)           N/A
                                                           (g)    $10.305  (g)      $9.951(g)            N/A  (g)           N/A
                                                           (h)    $10.304  (h)      $9.951(h)            N/A  (h)           N/A
                                                           (i)    $10.303  (i)      $9.951(i)            N/A  (i)           N/A
                                                           (j)    $10.302  (j)      $9.951(j)            N/A  (j)           N/A
                                                           (k)    $10.307  (k)      $9.951(k)            N/A  (k)           N/A
                                                           (l)    $10.304  (l)      $9.951(l)            N/A  (l)           N/A
                                                           (m)    $10.303  (m)      $9.951(m)            N/A  (m)           N/A
                                                           (n)    $10.302  (n)      $9.951(n)            N/A  (n)           N/A
                                                           (o)    $10.301  (o)      $9.951(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $11.247  (a)      $9.925(a)         $8.083  (a)       $10.295
                                                           (b)    $11.073  (b)      $9.801(b)         $8.007  (b)       $10.228
                                                           (c)    $10.902  (c)      $9.679(c)         $7.931  (c)       $10.161
                                                           (d)    $11.628  (d)     $10.307(d)            N/A  (d)           N/A
                                                           (e)    $11.590  (e)     $10.305(e)            N/A  (e)           N/A
                                                           (f)    $11.640  (f)     $10.308(f)            N/A  (f)           N/A
                                                           (g)    $11.596  (g)     $10.305(g)            N/A  (g)           N/A
                                                           (h)    $11.584  (h)     $10.304(h)            N/A  (h)           N/A
                                                           (i)    $11.559  (i)     $10.303(i)            N/A  (i)           N/A
                                                           (j)    $11.546  (j)     $10.302(j)            N/A  (j)           N/A
                                                           (k)    $11.621  (k)     $10.307(k)            N/A  (k)           N/A
                                                           (l)    $11.578  (l)     $10.304(l)            N/A  (l)           N/A
                                                           (m)    $11.565  (m)     $10.303(m)            N/A  (m)           N/A
                                                           (n)    $11.540  (n)     $10.302(n)            N/A  (n)           N/A
                                                           (o)    $11.528  (o)     $10.301(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)     24,253  (a)      20,681(a)         15,885  (a)            17
                                                           (b)     10,998  (b)         181(b)            151  (b)             0
                                                           (c)        498  (c)         751(c)            466  (c)             0
                                                           (d)      4,507  (d)           0(d)            N/A  (d)           N/A
                                                           (e)        496  (e)           6(e)            N/A  (e)           N/A
                                                           (f)          0  (f)           0(f)            N/A  (f)           N/A
                                                           (g)        282  (g)           0(g)            N/A  (g)           N/A
                                                           (h)          0  (h)           0(h)            N/A  (h)           N/A
                                                           (i)          0  (i)           0(i)            N/A  (i)           N/A
                                                           (j)          0  (j)           0(j)            N/A  (j)           N/A
                                                           (k)          0  (k)           0(k)            N/A  (k)           N/A
                                                           (l)          0  (l)           0(l)            N/A  (l)           N/A
                                                           (m)          0  (m)           0(m)            N/A  (m)           N/A
                                                           (n)          0  (n)           0(n)            N/A  (n)           N/A
                                                           (o)          0  (o)           0(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
VP VALUE FUND (INCEPTION DATE JULY 2, 2001)

Beginning AUV                                              (a)    $14.186  (a)     $11.156(a)        $12.947  (a)       $12.477
                                                           (b)    $14.010  (b)     $11.050(b)        $12.863  (b)       $12.415
                                                           (c)    $13.835  (c)     $10.945(c)        $12.779  (c)       $12.352
                                                           (d)    $10.456  (d)      $9.973(d)            N/A  (d)           N/A
                                                           (e)    $10.454  (e)      $9.973(e)            N/A  (e)           N/A
                                                           (f)    $10.457  (f)      $9.973(f)            N/A  (f)           N/A
                                                           (g)    $10.454  (g)      $9.973(g)            N/A  (g)           N/A
                                                           (h)    $10.453  (h)      $9.973(h)            N/A  (h)           N/A
                                                           (i)    $10.452  (i)      $9.973(i)            N/A  (i)           N/A
                                                           (j)    $10.451  (j)      $9.973(j)            N/A  (j)           N/A
                                                           (k)    $10.456  (k)      $9.973(k)            N/A  (k)           N/A
                                                           (l)    $10.453  (l)      $9.973(l)            N/A  (l)           N/A
                                                           (m)    $10.452  (m)      $9.973(m)            N/A  (m)           N/A
                                                           (n)    $10.451  (n)      $9.973(n)            N/A  (n)           N/A
                                                           (o)    $10.450  (o)      $9.973(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $15.994  (a)     $14.186(a)        $11.156  (a)       $12.947
                                                           (b)    $15.747  (b)     $14.010(b)        $11.050  (b)       $12.863
                                                           (c)    $15.504  (c)     $13.835(c)        $10.945  (c)       $12.779
                                                           (d)    $11.735  (d)     $10.456(d)            N/A  (d)           N/A
                                                           (e)    $11.697  (e)     $10.454(e)            N/A  (e)           N/A
                                                           (f)    $11.748  (f)     $10.457(f)            N/A  (f)           N/A
                                                           (g)    $11.704  (g)     $10.454(g)            N/A  (g)           N/A
                                                           (h)    $11.691  (h)     $10.453(h)            N/A  (h)           N/A
                                                           (i)    $11.666  (i)     $10.452(i)            N/A  (i)           N/A
                                                           (j)    $11.653  (j)     $10.451(j)            N/A  (j)           N/A
                                                           (k)    $11.729  (k)     $10.456(k)            N/A  (k)           N/A
                                                           (l)    $11.685  (l)     $10.453(l)            N/A  (l)           N/A
                                                           (m)    $11.672  (m)     $10.452(m)            N/A  (m)           N/A
                                                           (n)    $11.647  (n)     $10.451(n)            N/A  (n)           N/A
                                                           (o)    $11.635  (o)     $10.450(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)     28,541  (a)      21,758(a)         25,296  (a)        11,092
                                                           (b)      3,854  (b)       5,449(b)          6,667  (b)           641
                                                           (c)      1,570  (c)       8,178(c)          5,521  (c)           610
                                                           (d)      4,082  (d)           0(d)            N/A  (d)           N/A
                                                           (e)        275  (e)           0(e)            N/A  (e)           N/A
                                                           (f)          0  (f)           0(f)            N/A  (f)           N/A
                                                           (g)          0  (g)           0(g)            N/A  (g)           N/A
                                                           (h)          0  (h)           0(h)            N/A  (h)           N/A
                                                           (i)          0  (i)           0(i)            N/A  (i)           N/A
                                                           (j)          0  (j)           0(j)            N/A  (j)           N/A
                                                           (k)      1,331  (k)           0(k)            N/A  (k)           N/A
                                                           (l)          0  (l)           0(l)            N/A  (l)           N/A
                                                           (m)      2,415  (m)           0(m)            N/A  (m)           N/A
                                                           (n)          0  (n)           0(n)            N/A  (n)           N/A
                                                           (o)          0  (o)           0(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
(INCEPTION DATE JULY 2, 2001)

Beginning AUV                                              (a)     $9.170  (a)      $7.380(a)        $10.534  (a)       $11.878
                                                           (b)     $9.056  (b)      $7.310(b)        $10.465  (b)       $11.818
                                                           (c)     $8.943  (c)      $7.241(c)        $10.397  (c)       $11.759
                                                           (d)    $10.219  (d)      $9.888(d)            N/A  (d)           N/A
                                                           (e)    $10.217  (e)      $9.888(e)            N/A  (e)           N/A
                                                           (f)    $10.220  (f)      $9.888(f)            N/A  (f)           N/A
                                                           (g)    $10.217  (g)      $9.888(g)            N/A  (g)           N/A
                                                           (h)    $10.217  (h)      $9.888(h)            N/A  (h)           N/A
                                                           (i)    $10.215  (i)      $9.888(i)            N/A  (i)           N/A
                                                           (j)    $10.214  (j)      $9.888(j)            N/A  (j)           N/A
                                                           (k)    $10.219  (k)      $9.888(k)            N/A  (k)           N/A
                                                           (l)    $10.216  (l)      $9.888(l)            N/A  (l)           N/A
                                                           (m)    $10.216  (m)      $9.888(m)            N/A  (m)           N/A
                                                           (n)    $10.214  (n)      $9.888(n)            N/A  (n)           N/A
                                                           (o)    $10.213  (o)      $9.888(o)            N/A  (o)           N/A

Ending AUV                                                 (a)     $9.604  (a)      $9.170(a)         $7.380  (a)       $10.534
                                                           (b)     $9.456  (b)      $9.056(b)         $7.310  (b)       $10.465
                                                           (c)     $9.310  (c)      $8.943(c)         $7.241  (c)       $10.397
                                                           (d)    $10.655  (d)     $10.219(d)            N/A  (d)           N/A
                                                           (e)    $10.620  (e)     $10.217(e)            N/A  (e)           N/A
                                                           (f)    $10.666  (f)     $10.220(f)            N/A  (f)           N/A
                                                           (g)    $10.626  (g)     $10.217(g)            N/A  (g)           N/A
                                                           (h)    $10.615  (h)     $10.217(h)            N/A  (h)           N/A
                                                           (i)    $10.592  (i)     $10.215(i)            N/A  (i)           N/A
                                                           (j)    $10.580  (j)     $10.214(j)            N/A  (j)           N/A
                                                           (k)    $10.649  (k)     $10.219(k)            N/A  (k)           N/A
                                                           (l)    $10.609  (l)     $10.216(l)            N/A  (l)           N/A
                                                           (m)    $10.597  (m)     $10.216(m)            N/A  (m)           N/A
                                                           (n)    $10.575  (n)     $10.214(n)            N/A  (n)           N/A
                                                           (o)    $10.563  (o)     $10.213(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)     27,118  (a)       7,739(a)            569  (a)            30
                                                           (b)      1,261  (b)           0(b)              0  (b)           172
                                                           (c)      1,455  (c)       1,772(c)            705  (c)           569
                                                           (d)      3,592  (d)           0(d)            N/A  (d)           N/A
                                                           (e)        619  (e)           6(e)            N/A  (e)           N/A
                                                           (f)          0  (f)           0(f)            N/A  (f)           N/A
                                                           (g)          0  (g)           0(g)            N/A  (g)           N/A
                                                           (h)          0  (h)           0(h)            N/A  (h)           N/A
                                                           (i)          0  (i)           0(i)            N/A  (i)           N/A
                                                           (j)          0  (j)           0(j)            N/A  (j)           N/A
                                                           (k)        850  (k)           0(k)            N/A  (k)           N/A
                                                           (l)          0  (l)           0(l)            N/A  (l)           N/A
                                                           (m)      2,562  (m)           0(m)            N/A  (m)           N/A
                                                           (n)          0  (n)           0(n)            N/A  (n)           N/A
                                                           (o)          0  (o)           0(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND: (INCEPTION DATE JULY 2, 2001)

Beginning AUV                                              (a)    $10.820  (a)      $8.548(a)        $11.166  (a)       $12.046
                                                           (b)    $10.685  (b)      $8.467(b)        $11.093  (b)       $11.985
                                                           (c)    $10.552  (c)      $8.387(c)        $11.021  (c)       $11.925
                                                           (d)    $10.390  (d)      $9.923(d)            N/A  (d)           N/A
                                                           (e)    $10.387  (e)      $9.923(e)            N/A  (e)           N/A
                                                           (f)    $10.390  (f)      $9.923(f)            N/A  (f)           N/A
                                                           (g)    $10.388  (g)      $9.923(g)            N/A  (g)           N/A
                                                           (h)    $10.387  (h)      $9.923(h)            N/A  (h)           N/A
                                                           (i)    $10.385  (i)      $9.923(i)            N/A  (i)           N/A
                                                           (j)    $10.385  (j)      $9.923(j)            N/A  (j)           N/A
                                                           (k)    $10.389  (k)      $9.923(k)            N/A  (k)           N/A
                                                           (l)    $10.387  (l)      $9.923(l)            N/A  (l)           N/A
                                                           (m)    $10.386  (m)      $9.923(m)            N/A  (m)           N/A
                                                           (n)    $10.384  (n)      $9.923(n)            N/A  (n)           N/A
                                                           (o)    $10.383  (o)      $9.923(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $11.805  (a)     $10.820(a)         $8.548  (a)       $11.166
                                                           (b)    $11.622  (b)     $10.685(b)         $8.467  (b)       $11.093
                                                           (c)    $11.443  (c)     $10.552(c)         $8.387  (c)       $11.021
                                                           (d)    $11.284  (d)     $10.390(d)            N/A  (d)           N/A
                                                           (e)    $11.247  (e)     $10.387(e)            N/A  (e)           N/A
                                                           (f)    $11.296  (f)     $10.390(f)            N/A  (f)           N/A
                                                           (g)    $11.254  (g)     $10.388(g)            N/A  (g)           N/A
                                                           (h)    $11.241  (h)     $10.387(h)            N/A  (h)           N/A
                                                           (i)    $11.217  (i)     $10.385(i)            N/A  (i)           N/A
                                                           (j)    $11.205  (j)     $10.385(j)            N/A  (j)           N/A
                                                           (k)    $11.278  (k)     $10.389(k)            N/A  (k)           N/A
                                                           (l)    $11.235  (l)     $10.387(l)            N/A  (l)           N/A
                                                           (m)    $11.223  (m)     $10.386(m)            N/A  (m)           N/A
                                                           (n)    $11.199  (n)     $10.384(n)            N/A  (n)           N/A
                                                           (o)    $11.187  (o)     $10.383(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)    104,072  (a)      92,000(a)         82,722  (a)        13,989
                                                           (b)     16,824  (b)      13,659(b)          3,175  (b)           719
                                                           (c)     28,648  (c)       8,620(c)         29,288  (c)           569
                                                           (d)      3,770  (d)           0(d)            N/A  (d)           N/A
                                                           (e)        607  (e)           6(e)            N/A  (e)           N/A
                                                           (f)      2,658  (f)           0(f)            N/A  (f)           N/A
                                                           (g)          0  (g)           0(g)            N/A  (g)           N/A
                                                           (h)          0  (h)           0(h)            N/A  (h)           N/A
                                                           (i)          0  (i)           0(i)            N/A  (i)           N/A
                                                           (j)          0  (j)           0(j)            N/A  (j)           N/A
                                                           (k)          0  (k)           0(k)            N/A  (k)           N/A
                                                           (l)          0  (l)           0(l)            N/A  (l)           N/A
                                                           (m)          0  (m)           0(m)            N/A  (m)           N/A
                                                           (n)          0  (n)           0(n)            N/A  (n)           N/A
                                                           (o)          0  (o)           0(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND:

DISCIPLINED STOCK PORTFOLIO (INCEPTION DATE JULY 2, 2001)

Beginning AUV                                              (a)     $8.927  (a)      $7.328(a)         $9.604  (a)       $10.414
                                                           (b)     $8.816  (b)      $7.259(b)         $9.541  (b)       $10.365
                                                           (c)     $8.706  (c)      $7.190(c)         $9.479  (c)       $10.310
                                                           (d)    $10.357  (d)      $9.926(d)            N/A  (d)           N/A
                                                           (e)    $10.354  (e)      $9.926(e)            N/A  (e)           N/A
                                                           (f)    $10.357  (f)      $9.926(f)            N/A  (f)           N/A
                                                           (g)    $10.355  (g)      $9.926(g)            N/A  (g)           N/A
                                                           (h)    $10.354  (h)      $9.926(h)            N/A  (h)           N/A
                                                           (i)    $10.352  (i)      $9.926(i)            N/A  (i)           N/A
                                                           (j)    $10.352  (j)      $9.926(j)            N/A  (j)           N/A
                                                           (k)    $10.356  (k)      $9.926(k)            N/A  (k)           N/A
                                                           (l)    $10.354  (l)      $9.926(l)            N/A  (l)           N/A
                                                           (m)    $10.353  (m)      $9.926(m)            N/A  (m)           N/A
                                                           (n)    $10.351  (n)      $9.926(n)            N/A  (n)           N/A
                                                           (o)    $10.351  (o)      $9.926(o)            N/A  (o)           N/A

Ending AUV                                                 (a)     $9.495  (a)      $8.927(a)         $7.328  (a)        $9.604
                                                           (b)     $9.349  (b)      $8.816(b)         $7.259  (b)        $9.541
                                                           (c)     $9.205  (c)      $8.706(c)         $7.190  (c)        $9.479
                                                           (d)    $10.966  (d)     $10.357(d)            N/A  (d)           N/A
                                                           (e)    $10.931  (e)     $10.354(e)            N/A  (e)           N/A
                                                           (f)    $10.978  (f)     $10.357(f)            N/A  (f)           N/A
                                                           (g)    $10.937  (g)     $10.355(g)            N/A  (g)           N/A
                                                           (h)    $10.925  (h)     $10.354(h)            N/A  (h)           N/A
                                                           (i)    $10.902  (i)     $10.352(i)            N/A  (i)           N/A
                                                           (j)    $10.890  (j)     $10.352(j)            N/A  (j)           N/A
                                                           (k)    $10.961  (k)     $10.356(k)            N/A  (k)           N/A
                                                           (l)    $10.919  (l)     $10.354(l)            N/A  (l)           N/A
                                                           (m)    $10.908  (m)     $10.353(m)            N/A  (m)           N/A
                                                           (n)    $10.884  (n)     $10.351(n)            N/A  (n)           N/A
                                                           (o)    $10.872  (o)     $10.351(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)      8,633  (a)       6,881(a)          4,982  (a)           207
                                                           (b)      2,079  (b)         671(b)              0  (b)             0
                                                           (c)        637  (c)         156(c)            167  (c)           167
                                                           (d)          0  (d)           0(d)            N/A  (d)           N/A
                                                           (e)        746  (e)           0(e)            N/A  (e)           N/A
                                                           (f)        875  (f)           0(f)            N/A  (f)           N/A
                                                           (g)      5,372  (g)           0(g)            N/A  (g)           N/A
                                                           (h)          0  (h)           0(h)            N/A  (h)           N/A
                                                           (i)          0  (i)           0(i)            N/A  (i)           N/A
                                                           (j)          0  (j)           0(j)            N/A  (j)           N/A
                                                           (k)          0  (k)           0(k)            N/A  (k)           N/A
                                                           (l)          0  (l)           0(l)            N/A  (l)           N/A
                                                           (m)          0  (m)           0(m)            N/A  (m)           N/A
                                                           (n)          0  (n)           0(n)            N/A  (n)           N/A
                                                           (o)          0  (o)           0(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE PORTFOLIO (INCEPTION DATE JULY 2, 2001)

Beginning AUV                                              (a)    $11.238  (a)      $8.358(a)         $9.657  (a)       $10.482
                                                           (b)    $11.098  (b)      $8.279(b)         $9.594  (b)       $10.429
                                                           (c)    $10.960  (c)      $8.200(c)         $9.531  (c)       $10.377
                                                           (d)    $10.480  (d)     $10.007(d)            N/A  (d)           N/A
                                                           (e)    $10.477  (e)     $10.007(e)            N/A  (e)           N/A
                                                           (f)    $10.480  (f)     $10.007(f)            N/A  (f)           N/A
                                                           (g)    $10.478  (g)     $10.007(g)            N/A  (g)           N/A
                                                           (h)    $10.477  (h)     $10.007(h)            N/A  (h)           N/A
                                                           (i)    $10.475  (i)     $10.007(i)            N/A  (i)           N/A
                                                           (j)    $10.475  (j)     $10.007(j)            N/A  (j)           N/A
                                                           (k)    $10.479  (k)     $10.007(k)            N/A  (k)           N/A
                                                           (l)    $10.477  (l)     $10.007(l)            N/A  (l)           N/A
                                                           (m)    $10.476  (m)     $10.007(m)            N/A  (m)           N/A
                                                           (n)    $10.474  (n)     $10.007(n)            N/A  (n)           N/A
                                                           (o)    $10.473  (o)     $10.007(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $13.300  (a)     $11.238(a)         $8.358  (a)        $9.657
                                                           (b)    $13.095  (b)     $11.098(b)         $8.279  (b)        $9.594
                                                           (c)    $12.893  (c)     $10.960(c)         $8.200  (c)        $9.531
                                                           (d)    $12.347  (d)     $10.480(d)            N/A  (d)           N/A
                                                           (e)    $12.307  (e)     $10.477(e)            N/A  (e)           N/A
                                                           (f)    $12.360  (f)     $10.480(f)            N/A  (f)           N/A
                                                           (g)    $12.314  (g)     $10.478(g)            N/A  (g)           N/A
                                                           (h)    $12.300  (h)     $10.477(h)            N/A  (h)           N/A
                                                           (i)    $12.274  (i)     $10.475(i)            N/A  (i)           N/A
                                                           (j)    $12.261  (j)     $10.475(j)            N/A  (j)           N/A
                                                           (k)    $12.340  (k)     $10.479(k)            N/A  (k)           N/A
                                                           (l)    $12.294  (l)     $10.477(l)            N/A  (l)           N/A
                                                           (m)    $12.281  (m)     $10.476(m)            N/A  (m)           N/A
                                                           (n)    $12.254  (n)     $10.474(n)            N/A  (n)           N/A
                                                           (o)    $12.241  (o)     $10.473(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)     46,575  (a)      22,945(a)          2,983  (a)           362
                                                           (b)      2,875  (b)       3,333(b)          2,713  (b)             0
                                                           (c)      1,326  (c)           0(c)            421  (c)             0
                                                           (d)          0  (d)           0(d)            N/A  (d)           N/A
                                                           (e)         98  (e)           0(e)            N/A  (e)           N/A
                                                           (f)      1,841  (f)           0(f)            N/A  (f)           N/A
                                                           (g)          0  (g)           0(g)            N/A  (g)           N/A
                                                           (h)          0  (h)           0(h)            N/A  (h)           N/A
                                                           (i)          0  (i)           0(i)            N/A  (i)           N/A
                                                           (j)          0  (j)           0(j)            N/A  (j)           N/A
                                                           (k)          0  (k)           0(k)            N/A  (k)           N/A
                                                           (l)          0  (l)           0(l)            N/A  (l)           N/A
                                                           (m)          0  (m)           0(m)            N/A  (m)           N/A
                                                           (n)          0  (n)           0(n)            N/A  (n)           N/A
                                                           (o)          0  (o)           0(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:

CAPITAL INCOME FUND II (INCEPTION DATE JULY 2, 2001)

Beginning AUV                                              (a)     $7.784  (a)      $6.542(a)         $8.723  (a)        $9.725
                                                           (b)     $7.687  (b)      $6.480(b)         $8.666  (b)        $9.676
                                                           (c)     $7.592  (c)      $6.418(c)         $8.610  (c)        $9.627
                                                           (d)    $10.329  (d)     $10.012(d)            N/A  (d)           N/A
                                                           (e)    $10.327  (e)     $10.012(e)            N/A  (e)           N/A
                                                           (f)    $10.330  (f)     $10.012(f)            N/A  (f)           N/A
                                                           (g)    $10.327  (g)     $10.012(g)            N/A  (g)           N/A
                                                           (h)    $10.326  (h)     $10.012(h)            N/A  (h)           N/A
                                                           (i)    $10.325  (i)     $10.012(i)            N/A  (i)           N/A
                                                           (j)    $10.324  (j)     $10.012(j)            N/A  (j)           N/A
                                                           (k)    $10.329  (k)     $10.012(k)            N/A  (k)           N/A
                                                           (l)    $10.326  (l)     $10.012(l)            N/A  (l)           N/A
                                                           (m)    $10.325  (m)     $10.012(m)            N/A  (m)           N/A
                                                           (n)    $10.324  (n)     $10.012(n)            N/A  (n)           N/A
                                                           (o)    $10.323  (o)     $10.012(o)            N/A  (o)           N/A

Ending AUV                                                 (a)     $8.437  (a)      $7.784(a)         $6.542  (a)        $8.723
                                                           (b)     $8.307  (b)      $7.687(b)         $6.480  (b)        $8.666
                                                           (c)     $8.179  (c)      $7.592(c)         $6.418  (c)        $8.610
                                                           (d)    $11.145  (d)     $10.329(d)            N/A  (d)           N/A
                                                           (e)    $11.109  (e)     $10.327(e)            N/A  (e)           N/A
                                                           (f)    $11.157  (f)     $10.330(f)            N/A  (f)           N/A
                                                           (g)    $11.115  (g)     $10.327(g)            N/A  (g)           N/A
                                                           (h)    $11.103  (h)     $10.326(h)            N/A  (h)           N/A
                                                           (i)    $11.080  (i)     $10.325(i)            N/A  (i)           N/A
                                                           (j)    $11.068  (j)     $10.324(j)            N/A  (j)           N/A
                                                           (k)    $11.139  (k)     $10.329(k)            N/A  (k)           N/A
                                                           (l)    $11.097  (l)     $10.326(l)            N/A  (l)           N/A
                                                           (m)    $11.085  (m)     $10.325(m)            N/A  (m)           N/A
                                                           (n)    $11.062  (n)     $10.324(n)            N/A  (n)           N/A
                                                           (o)    $11.050  (o)     $10.323(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)     13,965  (a)       7,805(a)        100,107  (a)           274
                                                           (b)      6,188  (b)       5,528(b)          9,186  (b)             0
                                                           (c)          0  (c)           0(c)              0  (c)             0
                                                           (d)      3,368  (d)           0(d)            N/A  (d)           N/A
                                                           (e)          0  (e)           0(e)            N/A  (e)           N/A
                                                           (f)          0  (f)           0(f)            N/A  (f)           N/A
                                                           (g)          0  (g)           0(g)            N/A  (g)           N/A
                                                           (h)          0  (h)           0(h)            N/A  (h)           N/A
                                                           (i)          0  (i)           0(i)            N/A  (i)           N/A
                                                           (j)          0  (j)           0(j)            N/A  (j)           N/A
                                                           (k)          0  (k)           0(k)            N/A  (k)           N/A
                                                           (l)          0  (l)           0(l)            N/A  (l)           N/A
                                                           (m)          0  (m)           0(m)            N/A  (m)           N/A
                                                           (n)          0  (n)           0(n)            N/A  (n)           N/A
                                                           (o)          0  (o)           0(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
HIGH INCOME BOND FUND II (INCEPTION DATE JULY 2, 2001)

Beginning AUV                                              (a)    $10.797  (a)      $8.959(a)         $8.963  (a)        $9.026
                                                           (b)    $10.662  (b)      $8.874(b)         $8.905  (b)        $8.981
                                                           (c)    $10.529  (c)      $8.789(c)         $8.847  (c)        $8.935
                                                           (d)    $10.113  (d)     $10.012(d)            N/A  (d)           N/A
                                                           (e)    $10.111  (e)     $10.012(e)            N/A  (e)           N/A
                                                           (f)    $10.114  (f)     $10.012(f)            N/A  (f)           N/A
                                                           (g)    $10.111  (g)     $10.012(g)            N/A  (g)           N/A
                                                           (h)    $10.110  (h)     $10.012(h)            N/A  (h)           N/A
                                                           (i)    $10.109  (i)     $10.012(i)            N/A  (i)           N/A
                                                           (j)    $10.108  (j)     $10.012(j)            N/A  (j)           N/A
                                                           (k)    $10.113  (k)     $10.012(k)            N/A  (k)           N/A
                                                           (l)    $10.110  (l)     $10.012(l)            N/A  (l)           N/A
                                                           (m)    $10.109  (m)     $10.012(m)            N/A  (m)           N/A
                                                           (n)    $10.108  (n)     $10.012(n)            N/A  (n)           N/A
                                                           (o)    $10.107  (o)     $10.012(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $11.760  (a)     $10.797(a)         $8.959  (a)        $8.963
                                                           (b)    $11.578  (b)     $10.662(b)         $8.874  (b)        $8.905
                                                           (c)    $11.399  (c)     $10.529(c)         $8.789  (c)        $8.847
                                                           (d)    $10.965  (d)     $10.113(d)            N/A  (d)           N/A
                                                           (e)    $10.930  (e)     $10.111(e)            N/A  (e)           N/A
                                                           (f)    $10.977  (f)     $10.114(f)            N/A  (f)           N/A
                                                           (g)    $10.936  (g)     $10.111(g)            N/A  (g)           N/A
                                                           (h)    $10.924  (h)     $10.110(h)            N/A  (h)           N/A
                                                           (i)    $10.901  (i)     $10.109(i)            N/A  (i)           N/A
                                                           (j)    $10.889  (j)     $10.108(j)            N/A  (j)           N/A
                                                           (k)    $10.960  (k)     $10.113(k)            N/A  (k)           N/A
                                                           (l)    $10.918  (l)     $10.110(l)            N/A  (l)           N/A
                                                           (m)    $10.907  (m)     $10.109(m)            N/A  (m)           N/A
                                                           (n)    $10.883  (n)     $10.108(n)            N/A  (n)           N/A
                                                           (o)    $10.871  (o)     $10.107(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)    123,650  (a)     130,319(a)        159,358  (a)         8,243
                                                           (b)     10,066  (b)       8,638(b)         10,633  (b)             0
                                                           (c)        630  (c)         556(c)          2,569  (c)         1,090
                                                           (d)      4,569  (d)           0(d)            N/A  (d)           N/A
                                                           (e)        549  (e)           5(e)            N/A  (e)           N/A
                                                           (f)          0  (f)           0(f)            N/A  (f)           N/A
                                                           (g)        170  (g)           0(g)            N/A  (g)           N/A
                                                           (h)          0  (h)           0(h)            N/A  (h)           N/A
                                                           (i)          0  (i)           0(i)            N/A  (i)           N/A
                                                           (j)          0  (j)           0(j)            N/A  (j)           N/A
                                                           (k)        363  (k)           0(k)            N/A  (k)           N/A
                                                           (l)          0  (l)           0(l)            N/A  (l)           N/A
                                                           (m)          0  (m)           0(m)            N/A  (m)           N/A
                                                           (n)          0  (n)           0(n)            N/A  (n)           N/A
                                                           (o)          0  (o)           0(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND II  (INCEPTION DATE JULY 2, 2001)

Beginning AUV                                              (a)    $10.986  (a)      $8.449(a)        $11.094  (a)       $13.194
                                                           (b)    $10.849  (b)      $8.369(b)        $11.021  (b)       $13.127
                                                           (c)    $10.714  (c)      $8.290(c)        $10.950  (c)       $13.061
                                                           (d)    $10.362  (d)     $10.000(d)            N/A  (d)           N/A
                                                           (e)    $10.360  (e)     $10.000(e)            N/A  (e)           N/A
                                                           (f)    $10.363  (f)     $10.000(f)            N/A  (f)           N/A
                                                           (g)    $10.360  (g)     $10.000(g)            N/A  (g)           N/A
                                                           (h)    $10.359  (h)     $10.000(h)            N/A  (h)           N/A
                                                           (i)    $10.358  (i)     $10.000(i)            N/A  (i)           N/A
                                                           (j)    $10.357  (j)     $10.000(j)            N/A  (j)           N/A
                                                           (k)    $10.361  (k)     $10.000(k)            N/A  (k)           N/A
                                                           (l)    $10.359  (l)     $10.000(l)            N/A  (l)           N/A
                                                           (m)    $10.358  (m)     $10.000(m)            N/A  (m)           N/A
                                                           (n)    $10.356  (n)     $10.000(n)            N/A  (n)           N/A
                                                           (o)    $10.356  (o)     $10.000(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $12.357  (a)     $10.986(a)         $8.449  (a)       $11.094
                                                           (b)    $12.166  (b)     $10.849(b)         $8.369  (b)       $11.021
                                                           (c)    $11.978  (c)     $10.714(c)         $8.290  (c)       $10.950
                                                           (d)    $11.602  (d)     $10.362(d)            N/A  (d)           N/A
                                                           (e)    $11.565  (e)     $10.360(e)            N/A  (e)           N/A
                                                           (f)    $11.614  (f)     $10.363(f)            N/A  (f)           N/A
                                                           (g)    $11.571  (g)     $10.360(g)            N/A  (g)           N/A
                                                           (h)    $11.558  (h)     $10.359(h)            N/A  (h)           N/A
                                                           (i)    $11.534  (i)     $10.358(i)            N/A  (i)           N/A
                                                           (j)    $11.521  (j)     $10.357(j)            N/A  (j)           N/A
                                                           (k)    $11.596  (k)     $10.361(k)            N/A  (k)           N/A
                                                           (l)    $11.552  (l)     $10.359(l)            N/A  (l)           N/A
                                                           (m)    $11.540  (m)     $10.358(m)            N/A  (m)           N/A
                                                           (n)    $11.515  (n)     $10.356(n)            N/A  (n)           N/A
                                                           (o)    $11.503  (o)     $10.356(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)     30,375  (a)      13,030(a)         11,777  (a)             0
                                                           (b)      2,054  (b)       1,294(b)             92  (b)             0
                                                           (c)        809  (c)         697(c)             30  (c)             0
                                                           (d)        407  (d)           0(d)            N/A  (d)           N/A
                                                           (e)          0  (e)           0(e)            N/A  (e)           N/A
                                                           (f)          0  (f)           0(f)            N/A  (f)           N/A
                                                           (g)        122  (g)           0(g)            N/A  (g)           N/A
                                                           (h)          0  (h)           0(h)            N/A  (h)           N/A
                                                           (i)          0  (i)           0(i)            N/A  (i)           N/A
                                                           (j)          0  (j)           0(j)            N/A  (j)           N/A
                                                           (k)          0  (k)           0(k)            N/A  (k)           N/A
                                                           (l)          0  (l)           0(l)            N/A  (l)           N/A
                                                           (m)      2,542  (m)           0(m)            N/A  (m)           N/A
                                                           (n)          0  (n)           0(n)            N/A  (n)           N/A
                                                           (o)          0  (o)           0(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:

LARGE CAP GROWTH PORTFOLIO (INCEPTION DATE MAY 1, 2003)**

Beginning AUV                                              (a)    $14.741  (a)     $12.200(a)            N/A  (a)           N/A
                                                           (b)    $14.625  (b)     $12.128(b)            N/A  (b)           N/A
                                                           (c)    $14.511  (c)     $12.058(c)            N/A  (c)           N/A
                                                           (d)    $10.234  (d)      $9.872(d)            N/A  (d)           N/A
                                                           (e)    $10.232  (e)      $9.872(e)            N/A  (e)           N/A
                                                           (f)    $10.235  (f)      $9.872(f)            N/A  (f)           N/A
                                                           (g)    $10.232  (g)      $9.872(g)            N/A  (g)           N/A
                                                           (h)    $10.231  (h)      $9.872(h)            N/A  (h)           N/A
                                                           (i)    $10.230  (i)      $9.872(i)            N/A  (i)           N/A
                                                           (j)    $10.229  (j)      $9.872(j)            N/A  (j)           N/A
                                                           (k)    $10.234  (k)      $9.872(k)            N/A  (k)           N/A
                                                           (l)    $10.231  (l)      $9.872(l)            N/A  (l)           N/A
                                                           (m)    $10.230  (m)      $9.872(m)            N/A  (m)           N/A
                                                           (n)    $10.229  (n)      $9.872(n)            N/A  (n)           N/A
                                                           (o)    $10.228  (o)      $9.872(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $15.192  (a)     $14.741(a)            N/A  (a)           N/A
                                                           (b)    $15.027  (b)     $14.625(b)            N/A  (b)           N/A
                                                           (c)    $14.865  (c)     $14.511(c)            N/A  (c)           N/A
                                                           (d)    $10.500  (d)     $10.234(d)            N/A  (d)           N/A
                                                           (e)    $10.466  (e)     $10.232(e)            N/A  (e)           N/A
                                                           (f)    $10.511  (f)     $10.235(f)            N/A  (f)           N/A
                                                           (g)    $10.472  (g)     $10.232(g)            N/A  (g)           N/A
                                                           (h)    $10.460  (h)     $10.231(h)            N/A  (h)           N/A
                                                           (i)    $10.438  (i)     $10.230(i)            N/A  (i)           N/A
                                                           (j)    $10.427  (j)     $10.229(j)            N/A  (j)           N/A
                                                           (k)    $10.494  (k)     $10.234(k)            N/A  (k)           N/A
                                                           (l)    $10.455  (l)     $10.231(l)            N/A  (l)           N/A
                                                           (m)    $10.443  (m)     $10.230(m)            N/A  (m)           N/A
                                                           (n)    $10.421  (n)     $10.229(n)            N/A  (n)           N/A
                                                           (o)    $10.410  (o)     $10.228(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)     17,591  (a)      32,333(a)            N/A  (a)           N/A
                                                           (b)        632  (b)       2,361(b)            N/A  (b)           N/A
                                                           (c)      4,470  (c)       1,125(c)            N/A  (c)           N/A
                                                           (d)      1,628  (d)           0(d)            N/A  (d)           N/A
                                                           (e)        390  (e)           0(e)            N/A  (e)           N/A
                                                           (f)          0  (f)           0(f)            N/A  (f)           N/A
                                                           (g)          0  (g)           0(g)            N/A  (g)           N/A
                                                           (h)          0  (h)           0(h)            N/A  (h)           N/A
                                                           (i)          0  (i)           0(i)            N/A  (i)           N/A
                                                           (j)      1,067  (j)           0(j)            N/A  (j)           N/A
                                                           (k)        362  (k)           0(k)            N/A  (k)           N/A
                                                           (l)          0  (l)           0(l)            N/A  (l)           N/A
                                                           (m)          0  (m)           0(m)            N/A  (m)           N/A
                                                           (n)          0  (n)           0(n)            N/A  (n)           N/A
                                                           (o)          0  (o)           0(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME PORTFOLIO (INCEPTION DATE MARCH 21, 2003)

Beginning AUV                                              (a)    $12.266  (a)     $10.227(a)            N/A  (a)           N/A
                                                           (b)    $12.237  (b)     $10.227(b)            N/A  (b)           N/A
                                                           (c)    $12.209  (c)     $10.227(c)            N/A  (c)           N/A
                                                           (d)    $10.354  (d)      $9.912(d)            N/A  (d)           N/A
                                                           (e)    $10.352  (e)      $9.912(e)            N/A  (e)           N/A
                                                           (f)    $10.355  (f)      $9.912(f)            N/A  (f)           N/A
                                                           (g)    $10.352  (g)      $9.912(g)            N/A  (g)           N/A
                                                           (h)    $10.351  (h)      $9.912(h)            N/A  (h)           N/A
                                                           (i)    $10.350  (i)      $9.912(i)            N/A  (i)           N/A
                                                           (j)    $10.349  (j)      $9.912(j)            N/A  (j)           N/A
                                                           (k)    $10.353  (k)      $9.912(k)            N/A  (k)           N/A
                                                           (l)    $10.351  (l)      $9.912(l)            N/A  (l)           N/A
                                                           (m)    $10.350  (m)      $9.912(m)            N/A  (m)           N/A
                                                           (n)    $10.348  (n)      $9.912(n)            N/A  (n)           N/A
                                                           (o)    $10.348  (o)      $9.912(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $13.539  (a)     $12.266(a)            N/A  (a)           N/A
                                                           (b)    $13.466  (b)     $12.237(b)            N/A  (b)           N/A
                                                           (c)    $13.394  (c)     $12.209(c)            N/A  (c)           N/A
                                                           (d)    $11.377  (d)     $10.354(d)            N/A  (d)           N/A
                                                           (e)    $11.340  (e)     $10.352(e)            N/A  (e)           N/A
                                                           (f)    $11.389  (f)     $10.355(f)            N/A  (f)           N/A
                                                           (g)    $11.346  (g)     $10.352(g)            N/A  (g)           N/A
                                                           (h)    $11.334  (h)     $10.351(h)            N/A  (h)           N/A
                                                           (i)    $11.310  (i)     $10.350(i)            N/A  (i)           N/A
                                                           (j)    $11.298  (j)     $10.349(j)            N/A  (j)           N/A
                                                           (k)    $11.371  (k)     $10.353(k)            N/A  (k)           N/A
                                                           (l)    $11.328  (l)     $10.351(l)            N/A  (l)           N/A
                                                           (m)    $11.316  (m)     $10.350(m)            N/A  (m)           N/A
                                                           (n)    $11.292  (n)     $10.348(n)            N/A  (n)           N/A
                                                           (o)    $11.280  (o)     $10.348(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)     13,552  (a)       5,328(a)            N/A  (a)           N/A
                                                           (b)      6,441  (b)       3,281(b)            N/A  (b)           N/A
                                                           (c)        109  (c)          68(c)            N/A  (c)           N/A
                                                           (d)        413  (d)           0(d)            N/A  (d)           N/A
                                                           (e)          0  (e)           0(e)            N/A  (e)           N/A
                                                           (f)          0  (f)           0(f)            N/A  (f)           N/A
                                                           (g)          0  (g)           0(g)            N/A  (g)           N/A
                                                           (h)          0  (h)           0(h)            N/A  (h)           N/A
                                                           (i)          0  (i)           0(i)            N/A  (i)           N/A
                                                           (j)          0  (j)           0(j)            N/A  (j)           N/A
                                                           (k)          0  (k)           0(k)            N/A  (k)           N/A
                                                           (l)          0  (l)           0(l)            N/A  (l)           N/A
                                                           (m)          0  (m)           0(m)            N/A  (m)           N/A
                                                           (n)          0  (n)           0(n)            N/A  (n)           N/A
                                                           (o)          0  (o)           0(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH PORTFOLIO (INCEPTION DATE
MARCH 21, 2003)

Beginning AUV                                              (a)    $14.438  (a)     $10.136(a)            N/A  (a)           N/A
                                                           (b)    $14.404  (b)     $10.136(b)            N/A  (b)           N/A
                                                           (c)    $14.370  (c)     $10.136(c)            N/A  (c)           N/A
                                                           (d)    $10.366  (d)      $9.923(d)            N/A  (d)           N/A
                                                           (e)    $10.364  (e)      $9.923(e)            N/A  (e)           N/A
                                                           (f)    $10.367  (f)      $9.923(f)            N/A  (f)           N/A
                                                           (g)    $10.364  (g)      $9.923(g)            N/A  (g)           N/A
                                                           (h)    $10.364  (h)      $9.923(h)            N/A  (h)           N/A
                                                           (i)    $10.362  (i)      $9.923(i)            N/A  (i)           N/A
                                                           (j)    $10.361  (j)      $9.923(j)            N/A  (j)           N/A
                                                           (k)    $10.366  (k)      $9.923(k)            N/A  (k)           N/A
                                                           (l)    $10.363  (l)      $9.923(l)            N/A  (l)           N/A
                                                           (m)    $10.362  (m)      $9.923(m)            N/A  (m)           N/A
                                                           (n)    $10.361  (n)      $9.923(n)            N/A  (n)           N/A
                                                           (o)    $10.360  (o)      $9.923(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $16.934  (a)     $14.438(a)            N/A  (a)           N/A
                                                           (b)    $16.843  (b)     $14.404(b)            N/A  (b)           N/A
                                                           (c)    $16.754  (c)     $14.370(c)            N/A  (c)           N/A
                                                           (d)    $12.104  (d)     $10.366(d)            N/A  (d)           N/A
                                                           (e)    $12.065  (e)     $10.364(e)            N/A  (e)           N/A
                                                           (f)    $12.117  (f)     $10.367(f)            N/A  (f)           N/A
                                                           (g)    $12.072  (g)     $10.364(g)            N/A  (g)           N/A
                                                           (h)    $12.059  (h)     $10.364(h)            N/A  (h)           N/A
                                                           (i)    $12.033  (i)     $10.362(i)            N/A  (i)           N/A
                                                           (j)    $12.020  (j)     $10.361(j)            N/A  (j)           N/A
                                                           (k)    $12.098  (k)     $10.366(k)            N/A  (k)           N/A
                                                           (l)    $12.052  (l)     $10.363(l)            N/A  (l)           N/A
                                                           (m)    $12.039  (m)     $10.362(m)            N/A  (m)           N/A
                                                           (n)    $12.013  (n)     $10.361(n)            N/A  (n)           N/A
                                                           (o)    $12.000  (o)     $10.360(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)        516  (a)          98(a)            N/A  (a)           N/A
                                                           (b)          0  (b)           0(b)            N/A  (b)           N/A
                                                           (c)          0  (c)           0(c)            N/A  (c)           N/A
                                                           (d)      2,601  (d)           0(d)            N/A  (d)           N/A
                                                           (e)        821  (e)           0(e)            N/A  (e)           N/A
                                                           (f)        998  (f)           0(f)            N/A  (f)           N/A
                                                           (g)          0  (g)           0(g)            N/A  (g)           N/A
                                                           (h)          0  (h)           0(h)            N/A  (h)           N/A
                                                           (i)          0  (i)           0(i)            N/A  (i)           N/A
                                                           (j)          0  (j)           0(j)            N/A  (j)           N/A
                                                           (k)          0  (k)           0(k)            N/A  (k)           N/A
                                                           (l)          0  (l)           0(l)            N/A  (l)           N/A
                                                           (m)          0  (m)           0(m)            N/A  (m)           N/A
                                                           (n)          0  (n)           0(n)            N/A  (n)           N/A
                                                           (o)          0  (o)           0(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Portfolio (inception date July 2, 2001)

Beginning AUV                                              (a)    $10.865  (a)      $8.156(a)        $11.477  (a)       $13.937
                                                           (b)    $10.730  (b)      $8.078(b)        $11.402  (b)       $13.864
                                                           (c)    $10.596  (c)      $8.001(c)        $11.328  (c)       $13.794
                                                           (d)    $10.172  (d)      $9.900(d)            N/A  (d)           N/A
                                                           (e)    $10.169  (e)      $9.900(e)            N/A  (e)           N/A
                                                           (f)    $10.172  (f)      $9.900(f)            N/A  (f)           N/A
                                                           (g)    $10.170  (g)      $9.900(g)            N/A  (g)           N/A
                                                           (h)    $10.169  (h)      $9.900(h)            N/A  (h)           N/A
                                                           (i)    $10.168  (i)      $9.900(i)            N/A  (i)           N/A
                                                           (j)    $10.167  (j)      $9.900(j)            N/A  (j)           N/A
                                                           (k)    $10.171  (k)      $9.900(k)            N/A  (k)           N/A
                                                           (l)    $10.169  (l)      $9.900(l)            N/A  (l)           N/A
                                                           (m)    $10.168  (m)      $9.900(m)            N/A  (m)           N/A
                                                           (n)    $10.166  (n)      $9.900(n)            N/A  (n)           N/A
                                                           (o)    $10.166  (o)      $9.900(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $12.937  (a)     $10.865(a)         $8.156  (a)       $11.477
                                                           (b)    $12.737  (b)     $10.730(b)         $8.078  (b)       $11.402
                                                           (c)    $12.540  (c)     $10.596(c)         $8.001  (c)       $11.328
                                                           (d)    $12.056  (d)     $10.172(d)            N/A  (d)           N/A
                                                           (e)    $12.018  (e)     $10.169(e)            N/A  (e)           N/A
                                                           (f)    $12.069  (f)     $10.172(f)            N/A  (f)           N/A
                                                           (g)    $12.024  (g)     $10.170(g)            N/A  (g)           N/A
                                                           (h)    $12.011  (h)     $10.169(h)            N/A  (h)           N/A
                                                           (i)    $11.985  (i)     $10.168(i)            N/A  (i)           N/A
                                                           (j)    $11.972  (j)     $10.167(j)            N/A  (j)           N/A
                                                           (k)    $12.050  (k)     $10.171(k)            N/A  (k)           N/A
                                                           (l)    $12.005  (l)     $10.169(l)            N/A  (l)           N/A
                                                           (m)    $11.992  (m)     $10.168(m)            N/A  (m)           N/A
                                                           (n)    $11.966  (n)     $10.166(n)            N/A  (n)           N/A
                                                           (o)    $11.953  (o)     $10.166(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)     35,529  (a)      26,546(a)         22,481  (a)           727
                                                           (b)      2,183  (b)       2,470(b)          3,305  (b)             0
                                                           (c)        175  (c)         131(c)            411  (c)           411
                                                           (d)      1,534  (d)           0(d)            N/A  (d)           N/A
                                                           (e)          0  (e)           0(e)            N/A  (e)           N/A
                                                           (f)          0  (f)           0(f)            N/A  (f)           N/A
                                                           (g)          0  (g)           0(g)            N/A  (g)           N/A
                                                           (h)          0  (h)           0(h)            N/A  (h)           N/A
                                                           (i)          0  (i)           0(i)            N/A  (i)           N/A
                                                           (j)          0  (j)           0(j)            N/A  (j)           N/A
                                                           (k)        765  (k)           0(k)            N/A  (k)           N/A
                                                           (l)          0  (l)           0(l)            N/A  (l)           N/A
                                                           (m)      2,305  (m)           0(m)            N/A  (m)           N/A
                                                           (n)          0  (n)           0(n)            N/A  (n)           N/A
                                                           (o)          0  (o)           0(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH PORTFOLIO (INCEPTION DATE MAY 1, 2003)***

Beginning AUV                                              (a)    $10.998  (a)      $8.858(a)            N/A  (a)           N/A
                                                           (b)    $10.875  (b)      $8.766(b)            N/A  (b)           N/A
                                                           (c)    $10.754  (c)      $8.674(c)            N/A  (c)           N/A
                                                           (d)    $10.373  (d)      $9.911(d)            N/A  (d)           N/A
                                                           (e)    $10.370  (e)      $9.911(e)            N/A  (e)           N/A
                                                           (f)    $10.374  (f)      $9.911(f)            N/A  (f)           N/A
                                                           (g)    $10.371  (g)      $9.911(g)            N/A  (g)           N/A
                                                           (h)    $10.370  (h)      $9.911(h)            N/A  (h)           N/A
                                                           (i)    $10.369  (i)      $9.911(i)            N/A  (i)           N/A
                                                           (j)    $10.368  (j)      $9.911(j)            N/A  (j)           N/A
                                                           (k)    $10.372  (k)      $9.911(k)            N/A  (k)           N/A
                                                           (l)    $10.370  (l)      $9.911(l)            N/A  (l)           N/A
                                                           (m)    $10.369  (m)      $9.911(m)            N/A  (m)           N/A
                                                           (n)    $10.367  (n)      $9.911(n)            N/A  (n)           N/A
                                                           (o)    $10.367  (o)      $9.911(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $11.337  (a)     $10.998(a)            N/A  (a)           N/A
                                                           (b)    $11.202  (b)     $10.875(b)            N/A  (b)           N/A
                                                           (c)    $11.075  (c)     $10.754(c)            N/A  (c)           N/A
                                                           (d)    $10.669  (d)     $10.373(d)            N/A  (d)           N/A
                                                           (e)    $10.634  (e)     $10.370(e)            N/A  (e)           N/A
                                                           (f)    $10.680  (f)     $10.374(f)            N/A  (f)           N/A
                                                           (g)    $10.640  (g)     $10.371(g)            N/A  (g)           N/A
                                                           (h)    $10.629  (h)     $10.370(h)            N/A  (h)           N/A
                                                           (i)    $10.606  (i)     $10.369(i)            N/A  (i)           N/A
                                                           (j)    $10.594  (j)     $10.368(j)            N/A  (j)           N/A
                                                           (k)    $10.663  (k)     $10.372(k)            N/A  (k)           N/A
                                                           (l)    $10.623  (l)     $10.370(l)            N/A  (l)           N/A
                                                           (m)    $10.612  (m)     $10.369(m)            N/A  (m)           N/A
                                                           (n)    $10.589  (n)     $10.367(n)            N/A  (n)           N/A
                                                           (o)    $10.577  (o)     $10.367(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)     10,285  (a)      27,897(a)            N/A  (a)           N/A
                                                           (b)      6,284  (b)      10,895(b)            N/A  (b)           N/A
                                                           (c)      1,042  (c)       1,333(c)            N/A  (c)           N/A
                                                           (d)      3,788  (d)           0(d)            N/A  (d)           N/A
                                                           (e)      1,600  (e)           5(e)            N/A  (e)           N/A
                                                           (f)          0  (f)           0(f)            N/A  (f)           N/A
                                                           (g)          0  (g)           0(g)            N/A  (g)           N/A
                                                           (h)          0  (h)           0(h)            N/A  (h)           N/A
                                                           (i)          0  (i)           0(i)            N/A  (i)           N/A
                                                           (j)          0  (j)           0(j)            N/A  (j)           N/A
                                                           (k)          0  (k)           0(k)            N/A  (k)           N/A
                                                           (l)          0  (l)           0(l)            N/A  (l)           N/A
                                                           (m)          0  (m)           0(m)            N/A  (m)           N/A
                                                           (n)          0  (n)           0(n)            N/A  (n)           N/A
                                                           (o)          0  (o)           0(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES INC.:

EMERGING MARKETS PORTFOLIO (INCEPTION DATE MAY 1, 2004)

Beginning AUV                                              (a)     $9.816  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)     $9.816  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)     $9.815  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)     $9.816  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)     $9.815  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)     $9.816  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)     $9.815  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)     $9.815  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)     $9.815  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)     $9.815  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)     $9.816  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)     $9.815  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)     $9.815  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)     $9.815  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)     $9.815  (o)         N/A(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $12.653  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)    $12.623  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)    $12.598  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)    $12.615  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)    $12.589  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)    $12.623  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)    $12.594  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)    $12.585  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)    $12.568  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)    $12.560  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)    $12.611  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)    $12.581  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)    $12.572  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)    $12.556  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)    $12.547  (o)         N/A(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)        840  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)        135  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)        668  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)        212  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)        101  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)          0  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)          0  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)          0  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)          0  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)      1,345  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)          0  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)          0  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)          0  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)          0  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)          0  (o)         N/A(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
EQUITY PORTFOLIO (INCEPTION DATE JULY 2, 2001)

Beginning AUV                                              (a)    $10.602  (a)      $8.670(a)        $10.498  (a)       $11.548
                                                           (b)    $10.470  (b)      $8.588(b)        $10.430  (b)       $11.491
                                                           (c)    $10.340  (c)      $8.506(c)        $10.362  (c)       $11.433
                                                           (d)    $10.350  (d)      $9.924(d)            N/A  (d)           N/A
                                                           (e)    $10.348  (e)      $9.924(e)            N/A  (e)           N/A
                                                           (f)    $10.351  (f)      $9.924(f)            N/A  (f)           N/A
                                                           (g)    $10.348  (g)      $9.924(g)            N/A  (g)           N/A
                                                           (h)    $10.348  (h)      $9.924(h)            N/A  (h)           N/A
                                                           (i)    $10.346  (i)      $9.924(i)            N/A  (i)           N/A
                                                           (j)    $10.345  (j)      $9.924(j)            N/A  (j)           N/A
                                                           (k)    $10.350  (k)      $9.924(k)            N/A  (k)           N/A
                                                           (l)    $10.347  (l)      $9.924(l)            N/A  (l)           N/A
                                                           (m)    $10.346  (m)      $9.924(m)            N/A  (m)           N/A
                                                           (n)    $10.345  (n)      $9.924(n)            N/A  (n)           N/A
                                                           (o)    $10.344  (o)      $9.924(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $11.687  (a)     $10.602(a)         $8.670  (a)       $10.498
                                                           (b)    $11.507  (b)     $10.470(b)         $8.588  (b)       $10.430
                                                           (c)    $11.330  (c)     $10.340(c)         $8.506  (c)       $10.362
                                                           (d)    $11.358  (d)     $10.350(d)            N/A  (d)           N/A
                                                           (e)    $11.322  (e)     $10.348(e)            N/A  (e)           N/A
                                                           (f)    $11.370  (f)     $10.351(f)            N/A  (f)           N/A
                                                           (g)    $11.328  (g)     $10.348(g)            N/A  (g)           N/A
                                                           (h)    $11.316  (h)     $10.348(h)            N/A  (h)           N/A
                                                           (i)    $11.291  (i)     $10.346(i)            N/A  (i)           N/A
                                                           (j)    $11.279  (j)     $10.345(j)            N/A  (j)           N/A
                                                           (k)    $11.352  (k)     $10.350(k)            N/A  (k)           N/A
                                                           (l)    $11.310  (l)     $10.347(l)            N/A  (l)           N/A
                                                           (m)    $11.297  (m)     $10.346(m)            N/A  (m)           N/A
                                                           (n)    $11.273  (n)     $10.345(n)            N/A  (n)           N/A
                                                           (o)    $11.261  (o)     $10.344(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)      1,277  (a)         798(a)          4,310  (a)             0
                                                           (b)          0  (b)           0(b)              0  (b)             0
                                                           (c)        101  (c)       2,568(c)          7,178  (c)         1,624
                                                           (d)          0  (d)           0(d)            N/A  (d)           N/A
                                                           (e)          0  (e)           0(e)            N/A  (e)           N/A
                                                           (f)          0  (f)           0(f)            N/A  (f)           N/A
                                                           (g)        153  (g)           0(g)            N/A  (g)           N/A
                                                           (h)          0  (h)           0(h)            N/A  (h)           N/A
                                                           (i)          0  (i)           0(i)            N/A  (i)           N/A
                                                           (j)          0  (j)           0(j)            N/A  (j)           N/A
                                                           (k)          0  (k)           0(k)            N/A  (k)           N/A
                                                           (l)          0  (l)           0(l)            N/A  (l)           N/A
                                                           (m)          0  (m)           0(m)            N/A  (m)           N/A
                                                           (n)          0  (n)           0(n)            N/A  (n)           N/A
                                                           (o)          0  (o)           0(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND (INCEPTION DATE MAY 1, 2004)

Beginning AUV                                              (a)     $9.932  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)     $9.931  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)     $9.931  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)     $9.931  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)     $9.931  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)     $9.931  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)     $9.931  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)     $9.931  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)     $9.931  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)     $9.930  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)     $9.931  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)     $9.931  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)     $9.931  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)     $9.930  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)     $9.930  (o)         N/A(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $11.292  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)    $11.266  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)    $11.243  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)    $11.258  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)    $11.235  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)    $11.266  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)    $11.239  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)    $11.232  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)    $11.216  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)    $11.209  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)    $11.254  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)    $11.228  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)    $11.220  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)    $11.205  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)    $11.198  (o)         N/A(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)      1,686  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)          0  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)          0  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)          0  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)        106  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)          0  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)          0  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)          0  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)          0  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)          0  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)          0  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)          0  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)          0  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)          0  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)          0  (o)         N/A(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
SMALL CAP PORTFOLIO (INCEPTION DATE JULY 2, 2001)

Beginning AUV                                              (a)    $14.805  (a)     $10.941(a)        $13.478  (a)       $12.638
                                                           (b)    $14.621  (b)     $10.837(b)        $13.390  (b)       $12.575
                                                           (c)    $14.439  (c)     $10.735(c)        $13.303  (c)       $12.512
                                                           (d)    $10.223  (d)      $9.937(d)            N/A  (d)           N/A
                                                           (e)    $10.220  (e)      $9.937(e)            N/A  (e)           N/A
                                                           (f)    $10.223  (f)      $9.937(f)            N/A  (f)           N/A
                                                           (g)    $10.221  (g)      $9.937(g)            N/A  (g)           N/A
                                                           (h)    $10.220  (h)      $9.937(h)            N/A  (h)           N/A
                                                           (i)    $10.218  (i)      $9.937(i)            N/A  (i)           N/A
                                                           (j)    $10.218  (j)      $9.937(j)            N/A  (j)           N/A
                                                           (k)    $10.222  (k)      $9.937(k)            N/A  (k)           N/A
                                                           (l)    $10.220  (l)      $9.937(l)            N/A  (l)           N/A
                                                           (m)    $10.219  (m)      $9.937(m)            N/A  (m)           N/A
                                                           (n)    $10.217  (n)      $9.937(n)            N/A  (n)           N/A
                                                           (o)    $10.217  (o)      $9.937(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $16.772  (a)     $14.805(a)        $10.941  (a)       $13.478
                                                           (b)    $16.513  (b)     $14.621(b)        $10.837  (b)       $13.390
                                                           (c)    $16.256  (c)     $14.439(c)        $10.735  (c)       $13.303
                                                           (d)    $11.529  (d)     $10.223(d)            N/A  (d)           N/A
                                                           (e)    $11.492  (e)     $10.220(e)            N/A  (e)           N/A
                                                           (f)    $11.541  (f)     $10.223(f)            N/A  (f)           N/A
                                                           (g)    $11.498  (g)     $10.221(g)            N/A  (g)           N/A
                                                           (h)    $11.485  (h)     $10.220(h)            N/A  (h)           N/A
                                                           (i)    $11.461  (i)     $10.218(i)            N/A  (i)           N/A
                                                           (j)    $11.448  (j)     $10.218(j)            N/A  (j)           N/A
                                                           (k)    $11.523  (k)     $10.222(k)            N/A  (k)           N/A
                                                           (l)    $11.479  (l)     $10.220(l)            N/A  (l)           N/A
                                                           (m)    $11.467  (m)     $10.219(m)            N/A  (m)           N/A
                                                           (n)    $11.442  (n)     $10.217(n)            N/A  (n)           N/A
                                                           (o)    $11.430  (o)     $10.217(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)     47,045  (a)      58,583(a)         55,964  (a)        48,547
                                                           (b)      6,331  (b)       2,221(b)          2,461  (b)            98
                                                           (c)      1,124  (c)       1,319(c)          2,541  (c)         4,634
                                                           (d)      1,816  (d)           0(d)            N/A  (d)           N/A
                                                           (e)          0  (e)           0(e)            N/A  (e)           N/A
                                                           (f)        290  (f)           0(f)            N/A  (f)           N/A
                                                           (g)      2,404  (g)           0(g)            N/A  (g)           N/A
                                                           (h)          0  (h)           0(h)            N/A  (h)           N/A
                                                           (i)          0  (i)           0(i)            N/A  (i)           N/A
                                                           (j)          0  (j)           0(j)            N/A  (j)           N/A
                                                           (k)          0  (k)           0(k)            N/A  (k)           N/A
                                                           (l)          0  (l)           0(l)            N/A  (l)           N/A
                                                           (m)          0  (m)           0(m)            N/A  (m)           N/A
                                                           (n)          0  (n)           0(n)            N/A  (n)           N/A
                                                           (o)          0  (o)           0(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC. :

AMERICA'S VALUE PORTFOLIO (INCEPTION DATE MAY 1, 2003)

Beginning AUV                                              (a)    $12.215  (a)     $10.000(a)            N/A  (a)           N/A
                                                           (b)    $12.191  (b)     $10.000(b)            N/A  (b)           N/A
                                                           (c)    $12.166  (c)     $10.000(c)            N/A  (c)           N/A
                                                           (d)    $10.400  (d)      $9.974(d)            N/A  (d)           N/A
                                                           (e)    $10.398  (e)      $9.974(e)            N/A  (e)           N/A
                                                           (f)    $10.401  (f)      $9.974(f)            N/A  (f)           N/A
                                                           (g)    $10.398  (g)      $9.974(g)            N/A  (g)           N/A
                                                           (h)    $10.397  (h)      $9.974(h)            N/A  (h)           N/A
                                                           (i)    $10.396  (i)      $9.974(i)            N/A  (i)           N/A
                                                           (j)    $10.395  (j)      $9.974(j)            N/A  (j)           N/A
                                                           (k)    $10.400  (k)      $9.974(k)            N/A  (k)           N/A
                                                           (l)    $10.397  (l)      $9.974(l)            N/A  (l)           N/A
                                                           (m)    $10.396  (m)      $9.974(m)            N/A  (m)           N/A
                                                           (n)    $10.395  (n)      $9.974(n)            N/A  (n)           N/A
                                                           (o)    $10.394  (o)      $9.974(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $14.029  (a)     $12.215(a)            N/A  (a)           N/A
                                                           (b)    $13.958  (b)     $12.191(b)            N/A  (b)           N/A
                                                           (c)    $13.886  (c)     $12.166(c)            N/A  (c)           N/A
                                                           (d)    $11.890  (d)     $10.400(d)            N/A  (d)           N/A
                                                           (e)    $11.852  (e)     $10.398(e)            N/A  (e)           N/A
                                                           (f)    $11.903  (f)     $10.401(f)            N/A  (f)           N/A
                                                           (g)    $11.858  (g)     $10.398(g)            N/A  (g)           N/A
                                                           (h)    $11.846  (h)     $10.397(h)            N/A  (h)           N/A
                                                           (i)    $11.820  (i)     $10.396(i)            N/A  (i)           N/A
                                                           (j)    $11.807  (j)     $10.395(j)            N/A  (j)           N/A
                                                           (k)    $11.884  (k)     $10.400(k)            N/A  (k)           N/A
                                                           (l)    $11.839  (l)     $10.397(l)            N/A  (l)           N/A
                                                           (m)    $11.827  (m)     $10.396(m)            N/A  (m)           N/A
                                                           (n)    $11.801  (n)     $10.395(n)            N/A  (n)           N/A
                                                           (o)    $11.788  (o)     $10.394(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)     33,217  (a)       5,743(a)            N/A  (a)           N/A
                                                           (b)      1,155  (b)         494(b)            N/A  (b)           N/A
                                                           (c)      1,498  (c)           0(c)            N/A  (c)           N/A
                                                           (d)      2,378  (d)           0(d)            N/A  (d)           N/A
                                                           (e)        100  (e)           0(e)            N/A  (e)           N/A
                                                           (f)          0  (f)           0(f)            N/A  (f)           N/A
                                                           (g)          0  (g)           0(g)            N/A  (g)           N/A
                                                           (h)          0  (h)           0(h)            N/A  (h)           N/A
                                                           (i)          0  (i)           0(i)            N/A  (i)           N/A
                                                           (j)          0  (j)           0(j)            N/A  (j)           N/A
                                                           (k)          0  (k)           0(k)            N/A  (k)           N/A
                                                           (l)          0  (l)           0(l)            N/A  (l)           N/A
                                                           (m)          0  (m)           0(m)            N/A  (m)           N/A
                                                           (n)          0  (n)           0(n)            N/A  (n)           N/A
                                                           (o)          0  (o)           0(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME PORTFOLIO (INCEPTION DATE JULY 2, 2001)

Beginning AUV                                              (a)    $13.649  (a)     $10.565(a)        $13.071  (a)       $13.617
                                                           (b)    $13.479  (b)     $10.465(b)        $12.986  (b)       $13.549
                                                           (c)    $13.311  (c)     $10.365(c)        $12.902  (c)       $13.481
                                                           (d)    $10.457  (d)      $9.949(d)            N/A  (d)           N/A
                                                           (e)    $10.454  (e)      $9.949(e)            N/A  (e)           N/A
                                                           (f)    $10.457  (f)      $9.949(f)            N/A  (f)           N/A
                                                           (g)    $10.455  (g)      $9.949(g)            N/A  (g)           N/A
                                                           (h)    $10.454  (h)      $9.949(h)            N/A  (h)           N/A
                                                           (i)    $10.452  (i)      $9.949(i)            N/A  (i)           N/A
                                                           (j)    $10.452  (j)      $9.949(j)            N/A  (j)           N/A
                                                           (k)    $10.456  (k)      $9.949(k)            N/A  (k)           N/A
                                                           (l)    $10.454  (l)      $9.949(l)            N/A  (l)           N/A
                                                           (m)    $10.453  (m)      $9.949(m)            N/A  (m)           N/A
                                                           (n)    $10.451  (n)      $9.949(n)            N/A  (n)           N/A
                                                           (o)    $10.451  (o)      $9.949(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $15.162  (a)     $13.649(a)        $10.565  (a)       $13.071
                                                           (b)    $14.927  (b)     $13.479(b)        $10.465  (b)       $12.986
                                                           (c)    $14.697  (c)     $13.311(c)        $10.365  (c)       $12.902
                                                           (d)    $11.563  (d)     $10.457(d)            N/A  (d)           N/A
                                                           (e)    $11.526  (e)     $10.454(e)            N/A  (e)           N/A
                                                           (f)    $11.576  (f)     $10.457(f)            N/A  (f)           N/A
                                                           (g)    $11.532  (g)     $10.455(g)            N/A  (g)           N/A
                                                           (h)    $11.520  (h)     $10.454(h)            N/A  (h)           N/A
                                                           (i)    $11.495  (i)     $10.452(i)            N/A  (i)           N/A
                                                           (j)    $11.483  (j)     $10.452(j)            N/A  (j)           N/A
                                                           (k)    $11.557  (k)     $10.456(k)            N/A  (k)           N/A
                                                           (l)    $11.514  (l)     $10.454(l)            N/A  (l)           N/A
                                                           (m)    $11.501  (m)     $10.453(m)            N/A  (m)           N/A
                                                           (n)    $11.476  (n)     $10.451(n)            N/A  (n)           N/A
                                                           (o)    $11.464  (o)     $10.451(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)     77,596  (a)      49,561(a)         44,805  (a)           519
                                                           (b)      8,131  (b)       6,507(b)          3,795  (b)             0
                                                           (c)      6,501  (c)       3,721(c)          9,445  (c)         1,997
                                                           (d)      2,841  (d)           0(d)            N/A  (d)           N/A
                                                           (e)        481  (e)           0(e)            N/A  (e)           N/A
                                                           (f)      1,156  (f)           0(f)            N/A  (f)           N/A
                                                           (g)      4,280  (g)           0(g)            N/A  (g)           N/A
                                                           (h)          0  (h)           0(h)            N/A  (h)           N/A
                                                           (i)          0  (i)           0(i)            N/A  (i)           N/A
                                                           (j)          0  (j)           0(j)            N/A  (j)           N/A
                                                           (k)          0  (k)           0(k)            N/A  (k)           N/A
                                                           (l)          0  (l)           0(l)            N/A  (l)           N/A
                                                           (m)          0  (m)           0(m)            N/A  (m)           N/A
                                                           (n)          0  (n)           0(n)            N/A  (n)           N/A
                                                           (o)          0  (o)           0(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:

FASCIANO PORTFOLIO (INCEPTION DATE MAY 1, 2003)

Beginning AUV                                              (a)    $12.541  (a)     $10.040(a)            N/A  (a)           N/A
                                                           (b)    $12.516  (b)     $10.040(b)            N/A  (b)           N/A
                                                           (c)    $12.491  (c)     $10.040(c)            N/A  (c)           N/A
                                                           (d)    $10.183  (d)      $9.917(d)            N/A  (d)           N/A
                                                           (e)    $10.181  (e)      $9.917(e)            N/A  (e)           N/A
                                                           (f)    $10.184  (f)      $9.917(f)            N/A  (f)           N/A
                                                           (g)    $10.182  (g)      $9.917(g)            N/A  (g)           N/A
                                                           (h)    $10.181  (h)      $9.917(h)            N/A  (h)           N/A
                                                           (i)    $10.179  (i)      $9.917(i)            N/A  (i)           N/A
                                                           (j)    $10.179  (j)      $9.917(j)            N/A  (j)           N/A
                                                           (k)    $10.183  (k)      $9.917(k)            N/A  (k)           N/A
                                                           (l)    $10.180  (l)      $9.917(l)            N/A  (l)           N/A
                                                           (m)    $10.180  (m)      $9.917(m)            N/A  (m)           N/A
                                                           (n)    $10.178  (n)      $9.917(n)            N/A  (n)           N/A
                                                           (o)    $10.177  (o)      $9.917(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $13.835  (a)     $12.541(a)            N/A  (a)           N/A
                                                           (b)    $13.765  (b)     $12.516(b)            N/A  (b)           N/A
                                                           (c)    $13.696  (c)     $12.491(c)            N/A  (c)           N/A
                                                           (d)    $11.184  (d)     $10.183(d)            N/A  (d)           N/A
                                                           (e)    $11.148  (e)     $10.181(e)            N/A  (e)           N/A
                                                           (f)    $11.196  (f)     $10.184(f)            N/A  (f)           N/A
                                                           (g)    $11.154  (g)     $10.182(g)            N/A  (g)           N/A
                                                           (h)    $11.142  (h)     $10.181(h)            N/A  (h)           N/A
                                                           (i)    $11.118  (i)     $10.179(i)            N/A  (i)           N/A
                                                           (j)    $11.106  (j)     $10.179(j)            N/A  (j)           N/A
                                                           (k)    $11.178  (k)     $10.183(k)            N/A  (k)           N/A
                                                           (l)    $11.136  (l)     $10.180(l)            N/A  (l)           N/A
                                                           (m)    $11.124  (m)     $10.180(m)            N/A  (m)           N/A
                                                           (n)    $11.100  (n)     $10.178(n)            N/A  (n)           N/A
                                                           (o)    $11.088  (o)     $10.177(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)      6,664  (a)       1,487(a)            N/A  (a)           N/A
                                                           (b)          0  (b)           0(b)            N/A  (b)           N/A
                                                           (c)          0  (c)           0(c)            N/A  (c)           N/A
                                                           (d)          0  (d)           0(d)            N/A  (d)           N/A
                                                           (e)          0  (e)           0(e)            N/A  (e)           N/A
                                                           (f)          0  (f)           0(f)            N/A  (f)           N/A
                                                           (g)        973  (g)           0(g)            N/A  (g)           N/A
                                                           (h)          0  (h)           0(h)            N/A  (h)           N/A
                                                           (i)          0  (i)           0(i)            N/A  (i)           N/A
                                                           (j)          0  (j)           0(j)            N/A  (j)           N/A
                                                           (k)          0  (k)           0(k)            N/A  (k)           N/A
                                                           (l)          0  (l)           0(l)            N/A  (l)           N/A
                                                           (m)          0  (m)           0(m)            N/A  (m)           N/A
                                                           (n)          0  (n)           0(n)            N/A  (n)           N/A
                                                           (o)          0  (o)           0(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
LIMITED MATURITY BOND PORTFOLIO (INCEPTION DATE JULY 2,
2001)

Beginning AUV                                              (a)    $12.129  (a)     $12.009(a)        $11.561  (a)       $11.219
                                                           (b)    $11.978  (b)     $11.895(b)        $11.486  (b)       $11.162
                                                           (c)    $11.829  (c)     $11.783(c)        $11.411  (c)       $11.107
                                                           (d)    $10.024  (d)     $10.015(d)            N/A  (d)           N/A
                                                           (e)    $10.022  (e)     $10.015(e)            N/A  (e)           N/A
                                                           (f)    $10.025  (f)     $10.015(f)            N/A  (f)           N/A
                                                           (g)    $10.022  (g)     $10.015(g)            N/A  (g)           N/A
                                                           (h)    $10.022  (h)     $10.015(h)            N/A  (h)           N/A
                                                           (i)    $10.020  (i)     $10.015(i)            N/A  (i)           N/A
                                                           (j)    $10.019  (j)     $10.015(j)            N/A  (j)           N/A
                                                           (k)    $10.024  (k)     $10.015(k)            N/A  (k)           N/A
                                                           (l)    $10.021  (l)     $10.015(l)            N/A  (l)           N/A
                                                           (m)    $10.021  (m)     $10.015(m)            N/A  (m)           N/A
                                                           (n)    $10.019  (n)     $10.015(n)            N/A  (n)           N/A
                                                           (o)    $10.018  (o)     $10.015(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $12.053  (a)     $12.129(a)        $12.009  (a)       $11.561
                                                           (b)    $11.867  (b)     $11.978(b)        $11.895  (b)       $11.486
                                                           (c)    $11.684  (c)     $11.829(c)        $11.783  (c)       $11.411
                                                           (d)     $9.917  (d)     $10.024(d)            N/A  (d)           N/A
                                                           (e)     $9.885  (e)     $10.022(e)            N/A  (e)           N/A
                                                           (f)     $9.927  (f)     $10.025(f)            N/A  (f)           N/A
                                                           (g)     $9.890  (g)     $10.022(g)            N/A  (g)           N/A
                                                           (h)     $9.879  (h)     $10.022(h)            N/A  (h)           N/A
                                                           (i)     $9.858  (i)     $10.020(i)            N/A  (i)           N/A
                                                           (j)     $9.848  (j)     $10.019(j)            N/A  (j)           N/A
                                                           (k)     $9.911  (k)     $10.024(k)            N/A  (k)           N/A
                                                           (l)     $9.874  (l)     $10.021(l)            N/A  (l)           N/A
                                                           (m)     $9.863  (m)     $10.021(m)            N/A  (m)           N/A
                                                           (n)     $9.842  (n)     $10.019(n)            N/A  (n)           N/A
                                                           (o)     $9.832  (o)     $10.018(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)     19,796  (a)      20,680(a)         36,761  (a)        47,138
                                                           (b)      9,884  (b)       7,130(b)          5,629  (b)             0
                                                           (c)        339  (c)         352(c)          6,606  (c)         1,027
                                                           (d)      8,557  (d)           0(d)            N/A  (d)           N/A
                                                           (e)          0  (e)           0(e)            N/A  (e)           N/A
                                                           (f)        616  (f)           0(f)            N/A  (f)           N/A
                                                           (g)      3,917  (g)           0(g)            N/A  (g)           N/A
                                                           (h)          0  (h)           0(h)            N/A  (h)           N/A
                                                           (i)          0  (i)           0(i)            N/A  (i)           N/A
                                                           (j)          0  (j)           0(j)            N/A  (j)           N/A
                                                           (k)          0  (k)           0(k)            N/A  (k)           N/A
                                                           (l)          0  (l)           0(l)            N/A  (l)           N/A
                                                           (m)        876  (m)           0(m)            N/A  (m)           N/A
                                                           (n)          0  (n)           0(n)            N/A  (n)           N/A
                                                           (o)          0  (o)           0(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
MIDCAP GROWTH PORTFOLIO (INCEPTION DATE JULY 2, 2001)

Beginning AUV                                              (a)     $7.577  (a)      $5.999(a)         $8.610  (a)        $9.889
                                                           (b)     $7.516  (b)      $5.969(b)         $8.593  (b)        $9.884
                                                           (c)     $7.456  (c)      $5.939(c)         $8.575  (c)        $9.879
                                                           (d)    $10.118  (d)      $9.854(d)            N/A  (d)           N/A
                                                           (e)    $10.116  (e)      $9.854(e)            N/A  (e)           N/A
                                                           (f)    $10.119  (f)      $9.854(f)            N/A  (f)           N/A
                                                           (g)    $10.116  (g)      $9.854(g)            N/A  (g)           N/A
                                                           (h)    $10.116  (h)      $9.854(h)            N/A  (h)           N/A
                                                           (i)    $10.114  (i)      $9.854(i)            N/A  (i)           N/A
                                                           (j)    $10.113  (j)      $9.854(j)            N/A  (j)           N/A
                                                           (k)    $10.118  (k)      $9.854(k)            N/A  (k)           N/A
                                                           (l)    $10.115  (l)      $9.854(l)            N/A  (l)           N/A
                                                           (m)    $10.115  (m)      $9.854(m)            N/A  (m)           N/A
                                                           (n)    $10.113  (n)      $9.854(n)            N/A  (n)           N/A
                                                           (o)    $10.112  (o)      $9.854(o)            N/A  (o)           N/A

Ending AUV                                                 (a)     $8.689  (a)      $7.577(a)         $5.999  (a)        $8.610
                                                           (b)     $8.594  (b)      $7.516(b)         $5.969  (b)        $8.593
                                                           (c)     $8.499  (c)      $7.456(c)         $5.939  (c)        $8.575
                                                           (d)    $11.552  (d)     $10.118(d)            N/A  (d)           N/A
                                                           (e)    $11.515  (e)     $10.116(e)            N/A  (e)           N/A
                                                           (f)    $11.565  (f)     $10.119(f)            N/A  (f)           N/A
                                                           (g)    $11.521  (g)     $10.116(g)            N/A  (g)           N/A
                                                           (h)    $11.509  (h)     $10.116(h)            N/A  (h)           N/A
                                                           (i)    $11.484  (i)     $10.114(i)            N/A  (i)           N/A
                                                           (j)    $11.472  (j)     $10.113(j)            N/A  (j)           N/A
                                                           (k)    $11.546  (k)     $10.118(k)            N/A  (k)           N/A
                                                           (l)    $11.503  (l)     $10.115(l)            N/A  (l)           N/A
                                                           (m)    $11.490  (m)     $10.115(m)            N/A  (m)           N/A
                                                           (n)    $11.465  (n)     $10.113(n)            N/A  (n)           N/A
                                                           (o)    $11.453  (o)     $10.112(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)     40,820  (a)      22,496(a)          5,042  (a)         6,913
                                                           (b)        480  (b)       1,545(b)          1,545  (b)             0
                                                           (c)        207  (c)         464(c)            464  (c)         2,641
                                                           (d)      3,949  (d)           0(d)            N/A  (d)           N/A
                                                           (e)          0  (e)           0(e)            N/A  (e)           N/A
                                                           (f)        474  (f)           0(f)            N/A  (f)           N/A
                                                           (g)          0  (g)           0(g)            N/A  (g)           N/A
                                                           (h)          0  (h)           0(h)            N/A  (h)           N/A
                                                           (i)          0  (i)           0(i)            N/A  (i)           N/A
                                                           (j)          0  (j)           0(j)            N/A  (j)           N/A
                                                           (k)          0  (k)           0(k)            N/A  (k)           N/A
                                                           (l)          0  (l)           0(l)            N/A  (l)           N/A
                                                           (m)          0  (m)           0(m)            N/A  (m)           N/A
                                                           (n)          0  (n)           0(n)            N/A  (n)           N/A
                                                           (o)          0  (o)           0(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
PARTNERS PORTFOLIO (INCEPTION DATE JULY 2, 2001)

Beginning AUV                                              (a)    $10.095  (a)      $7.578(a)        $10.131  (a)       $10.499
                                                           (b)     $9.969  (b)      $7.506(b)        $10.064  (b)       $10.446
                                                           (c)     $9.845  (c)      $7.435(c)         $9.999  (c)       $10.394
                                                           (d)    $10.308  (d)      $9.926(d)            N/A  (d)           N/A
                                                           (e)    $10.305  (e)      $9.926(e)            N/A  (e)           N/A
                                                           (f)    $10.308  (f)      $9.926(f)            N/A  (f)           N/A
                                                           (g)    $10.306  (g)      $9.926(g)            N/A  (g)           N/A
                                                           (h)    $10.305  (h)      $9.926(h)            N/A  (h)           N/A
                                                           (i)    $10.303  (i)      $9.926(i)            N/A  (i)           N/A
                                                           (j)    $10.303  (j)      $9.926(j)            N/A  (j)           N/A
                                                           (k)    $10.307  (k)      $9.926(k)            N/A  (k)           N/A
                                                           (l)    $10.305  (l)      $9.926(l)            N/A  (l)           N/A
                                                           (m)    $10.304  (m)      $9.926(m)            N/A  (m)           N/A
                                                           (n)    $10.302  (n)      $9.926(n)            N/A  (n)           N/A
                                                           (o)    $10.302  (o)      $9.926(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $11.843  (a)     $10.095(a)         $7.578  (a)       $10.131
                                                           (b)    $11.660  (b)      $9.969(b)         $7.506  (b)       $10.064
                                                           (c)    $11.480  (c)      $9.845(c)         $7.435  (c)        $9.999
                                                           (d)    $12.038  (d)     $10.308(d)            N/A  (d)           N/A
                                                           (e)    $11.999  (e)     $10.305(e)            N/A  (e)           N/A
                                                           (f)    $12.051  (f)     $10.308(f)            N/A  (f)           N/A
                                                           (g)    $12.006  (g)     $10.306(g)            N/A  (g)           N/A
                                                           (h)    $11.993  (h)     $10.305(h)            N/A  (h)           N/A
                                                           (i)    $11.967  (i)     $10.303(i)            N/A  (i)           N/A
                                                           (j)    $11.954  (j)     $10.303(j)            N/A  (j)           N/A
                                                           (k)    $12.032  (k)     $10.307(k)            N/A  (k)           N/A
                                                           (l)    $11.987  (l)     $10.305(l)            N/A  (l)           N/A
                                                           (m)    $11.974  (m)     $10.304(m)            N/A  (m)           N/A
                                                           (n)    $11.948  (n)     $10.302(n)            N/A  (n)           N/A
                                                           (o)    $11.935  (o)     $10.302(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)     14,786  (a)       3,833(a)             71  (a)             0
                                                           (b)        678  (b)       1,707(b)            860  (b)             0
                                                           (c)      8,745  (c)       4,707(c)            615  (c)             0
                                                           (d)      2,774  (d)           0(d)            N/A  (d)           N/A
                                                           (e)        606  (e)           6(e)            N/A  (e)           N/A
                                                           (f)          0  (f)           0(f)            N/A  (f)           N/A
                                                           (g)          0  (g)           0(g)            N/A  (g)           N/A
                                                           (h)          0  (h)           0(h)            N/A  (h)           N/A
                                                           (i)          0  (i)           0(i)            N/A  (i)           N/A
                                                           (j)          0  (j)           0(j)            N/A  (j)           N/A
                                                           (k)          0  (k)           0(k)            N/A  (k)           N/A
                                                           (l)          0  (l)           0(l)            N/A  (l)           N/A
                                                           (m)          0  (m)           0(m)            N/A  (m)           N/A
                                                           (n)          0  (n)           0(n)            N/A  (n)           N/A
                                                           (o)          0  (o)           0(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
REGENCY PORTFOLIO (INCEPTION DATE MAY 1, 2003)

Beginning AUV                                              (a)    $13.033  (a)     $10.010(a)            N/A  (a)           N/A
                                                           (b)    $13.007  (b)     $10.010(b)            N/A  (b)           N/A
                                                           (c)    $12.981  (c)     $10.010(c)            N/A  (c)           N/A
                                                           (d)    $10.249  (d)      $9.957(d)            N/A  (d)           N/A
                                                           (e)    $10.247  (e)      $9.957(e)            N/A  (e)           N/A
                                                           (f)    $10.250  (f)      $9.957(f)            N/A  (f)           N/A
                                                           (g)    $10.247  (g)      $9.957(g)            N/A  (g)           N/A
                                                           (h)    $10.247  (h)      $9.957(h)            N/A  (h)           N/A
                                                           (i)    $10.245  (i)      $9.957(i)            N/A  (i)           N/A
                                                           (j)    $10.244  (j)      $9.957(j)            N/A  (j)           N/A
                                                           (k)    $10.249  (k)      $9.957(k)            N/A  (k)           N/A
                                                           (l)    $10.246  (l)      $9.957(l)            N/A  (l)           N/A
                                                           (m)    $10.245  (m)      $9.957(m)            N/A  (m)           N/A
                                                           (n)    $10.244  (n)      $9.957(n)            N/A  (n)           N/A
                                                           (o)    $10.243  (o)      $9.957(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $15.725  (a)     $13.033(a)            N/A  (a)           N/A
                                                           (b)    $15.646  (b)     $13.007(b)            N/A  (b)           N/A
                                                           (c)    $15.567  (c)     $12.981(c)            N/A  (c)           N/A
                                                           (d)    $12.311  (d)     $10.249(d)            N/A  (d)           N/A
                                                           (e)    $12.271  (e)     $10.247(e)            N/A  (e)           N/A
                                                           (f)    $12.324  (f)     $10.250(f)            N/A  (f)           N/A
                                                           (g)    $12.277  (g)     $10.247(g)            N/A  (g)           N/A
                                                           (h)    $12.264  (h)     $10.247(h)            N/A  (h)           N/A
                                                           (i)    $12.238  (i)     $10.245(i)            N/A  (i)           N/A
                                                           (j)    $12.225  (j)     $10.244(j)            N/A  (j)           N/A
                                                           (k)    $12.304  (k)     $10.249(k)            N/A  (k)           N/A
                                                           (l)    $12.258  (l)     $10.246(l)            N/A  (l)           N/A
                                                           (m)    $12.244  (m)     $10.245(m)            N/A  (m)           N/A
                                                           (n)    $12.218  (n)     $10.244(n)            N/A  (n)           N/A
                                                           (o)    $12.205  (o)     $10.243(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)     11,911  (a)         389(a)            N/A  (a)           N/A
                                                           (b)      1,695  (b)           0(b)            N/A  (b)           N/A
                                                           (c)        637  (c)           0(c)            N/A  (c)           N/A
                                                           (d)      3,625  (d)           0(d)            N/A  (d)           N/A
                                                           (e)          0  (e)           0(e)            N/A  (e)           N/A
                                                           (f)        922  (f)           0(f)            N/A  (f)           N/A
                                                           (g)          0  (g)           0(g)            N/A  (g)           N/A
                                                           (h)          0  (h)           0(h)            N/A  (h)           N/A
                                                           (i)          0  (i)           0(i)            N/A  (i)           N/A
                                                           (j)          0  (j)           0(j)            N/A  (j)           N/A
                                                           (k)          0  (k)           0(k)            N/A  (k)           N/A
                                                           (l)          0  (l)           0(l)            N/A  (l)           N/A
                                                           (m)          0  (m)           0(m)            N/A  (m)           N/A
                                                           (n)          0  (n)           0(n)            N/A  (n)           N/A
                                                           (o)          0  (o)           0(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
SOCIALLY RESPONSIVE PORTFOLIO (INCEPTION DATE MAY 1, 2004)

Beginning AUV                                              (a)    $10.015  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)    $10.014  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)    $10.014  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)    $10.014  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)    $10.014  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)    $10.014  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)    $10.014  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)    $10.014  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)    $10.014  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)    $10.014  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)    $10.014  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)    $10.014  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)    $10.014  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)    $10.014  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)    $10.013  (o)         N/A(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $11.295  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)    $11.268  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)    $11.245  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)    $11.261  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)    $11.238  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)    $11.268  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)    $11.242  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)    $11.234  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)    $11.219  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)    $11.211  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)    $11.257  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)    $11.230  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)    $11.223  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)    $11.208  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)    $11.200  (o)         N/A(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)          0  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)          0  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)          0  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)          0  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)          0  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)          0  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)          0  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)          0  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)          0  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)          0  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)          0  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)          0  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)          0  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)          0  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)          0  (o)         N/A(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST

MONEY MARKET FUND (INCEPTION DATE MAY 1, 2004)

Beginning AUV                                              (a)     $9.999  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)     $9.999  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)     $9.998  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)     $9.999  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)     $9.998  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)     $9.999  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)     $9.998  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)     $9.998  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)     $9.998  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)     $9.998  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)     $9.998  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)     $9.998  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)     $9.998  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)     $9.998  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)     $9.998  (o)         N/A(o)            N/A  (o)           N/A

Ending AUV                                                 (a)     $9.976  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)     $9.953  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)     $9.932  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)     $9.946  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)     $9.926  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)     $9.953  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)     $9.929  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)     $9.922  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)     $9.909  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)     $9.902  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)     $9.943  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)     $9.919  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)     $9.912  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)     $9.899  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)     $9.892  (o)         N/A(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)     11,277  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)          0  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)         73  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)          0  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)          0  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)          0  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)          0  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)          0  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)          0  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)          0  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)          0  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)          0  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)          0  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)          0  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)          0  (o)         N/A(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
REAL RETURN FUND (INCEPTION DATE MAY 1, 2003)

Beginning AUV                                              (a)    $10.516  (a)     $10.035(a)            N/A  (a)           N/A
                                                           (b)    $10.495  (b)     $10.035(b)            N/A  (b)           N/A
                                                           (c)    $10.474  (c)     $10.035(c)            N/A  (c)           N/A
                                                           (d)    $10.052  (d)     $10.104(d)            N/A  (d)           N/A
                                                           (e)    $10.050  (e)     $10.104(e)            N/A  (e)           N/A
                                                           (f)    $10.053  (f)     $10.104(f)            N/A  (f)           N/A
                                                           (g)    $10.051  (g)     $10.104(g)            N/A  (g)           N/A
                                                           (h)    $10.050  (h)     $10.104(h)            N/A  (h)           N/A
                                                           (i)    $10.048  (i)     $10.104(i)            N/A  (i)           N/A
                                                           (j)    $10.048  (j)     $10.104(j)            N/A  (j)           N/A
                                                           (k)    $10.052  (k)     $10.104(k)            N/A  (k)           N/A
                                                           (l)    $10.049  (l)     $10.104(l)            N/A  (l)           N/A
                                                           (m)    $10.049  (m)     $10.104(m)            N/A  (m)           N/A
                                                           (n)    $10.047  (n)     $10.104(n)            N/A  (n)           N/A
                                                           (o)    $10.046  (o)     $10.104(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $11.294  (a)     $10.516(a)            N/A  (a)           N/A
                                                           (b)    $11.237  (b)     $10.495(b)            N/A  (b)           N/A
                                                           (c)    $11.181  (c)     $10.474(c)            N/A  (c)           N/A
                                                           (d)    $10.747  (d)     $10.052(d)            N/A  (d)           N/A
                                                           (e)    $10.713  (e)     $10.050(e)            N/A  (e)           N/A
                                                           (f)    $10.759  (f)     $10.053(f)            N/A  (f)           N/A
                                                           (g)    $10.719  (g)     $10.051(g)            N/A  (g)           N/A
                                                           (h)    $10.707  (h)     $10.050(h)            N/A  (h)           N/A
                                                           (i)    $10.684  (i)     $10.048(i)            N/A  (i)           N/A
                                                           (j)    $10.672  (j)     $10.048(j)            N/A  (j)           N/A
                                                           (k)    $10.742  (k)     $10.052(k)            N/A  (k)           N/A
                                                           (l)    $10.701  (l)     $10.049(l)            N/A  (l)           N/A
                                                           (m)    $10.690  (m)     $10.049(m)            N/A  (m)           N/A
                                                           (n)    $10.667  (n)     $10.047(n)            N/A  (n)           N/A
                                                           (o)    $10.655  (o)     $10.046(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)     34,959  (a)       6,985(a)            N/A  (a)           N/A
                                                           (b)        580  (b)           0(b)            N/A  (b)           N/A
                                                           (c)      1,372  (c)           0(c)            N/A  (c)           N/A
                                                           (d)      8,492  (d)           0(d)            N/A  (d)           N/A
                                                           (e)      2,028  (e)           0(e)            N/A  (e)           N/A
                                                           (f)      3,716  (f)           0(f)            N/A  (f)           N/A
                                                           (g)          0  (g)           0(g)            N/A  (g)           N/A
                                                           (h)          0  (h)           0(h)            N/A  (h)           N/A
                                                           (i)          0  (i)           0(i)            N/A  (i)           N/A
                                                           (j)          0  (j)           0(j)            N/A  (j)           N/A
                                                           (k)          0  (k)           0(k)            N/A  (k)           N/A
                                                           (l)          0  (l)           0(l)            N/A  (l)           N/A
                                                           (m)          0  (m)           0(m)            N/A  (m)           N/A
                                                           (n)          0  (n)           0(n)            N/A  (n)           N/A
                                                           (o)          0  (o)           0(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
SHORT TERM FUND (INCEPTION DATE MAY 1, 2004)

Beginning AUV                                              (a)    $10.000  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)     $9.999  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)     $9.999  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)     $9.999  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)     $9.999  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)     $9.999  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)     $9.999  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)     $9.999  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)     $9.998  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)     $9.998  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)     $9.999  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)     $9.999  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)     $9.998  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)     $9.998  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)     $9.998  (o)         N/A(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $10.011  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)     $9.987  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)     $9.967  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)     $9.980  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)     $9.960  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)     $9.987  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)     $9.964  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)     $9.957  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)     $9.943  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)     $9.937  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)     $9.977  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)     $9.954  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)     $9.947  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)     $9.933  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)     $9.927  (o)         N/A(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)      1,062  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)          0  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)      1,344  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)          0  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)          0  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)          0  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)          0  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)          0  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)          0  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)          0  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)          0  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)          0  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)          0  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)          0  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)          0  (o)         N/A(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN FUND (INCEPTION DATE MAY 1, 2003)

Beginning AUV                                              (a)    $10.112  (a)     $10.010(a)            N/A  (a)           N/A
                                                           (b)    $10.092  (b)     $10.010(b)            N/A  (b)           N/A
                                                           (c)    $10.071  (c)     $10.010(c)            N/A  (c)           N/A
                                                           (d)    $10.091  (d)     $10.069(d)            N/A  (d)           N/A
                                                           (e)    $10.089  (e)     $10.069(e)            N/A  (e)           N/A
                                                           (f)    $10.092  (f)     $10.069(f)            N/A  (f)           N/A
                                                           (g)    $10.089  (g)     $10.069(g)            N/A  (g)           N/A
                                                           (h)    $10.088  (h)     $10.069(h)            N/A  (h)           N/A
                                                           (i)    $10.087  (i)     $10.069(i)            N/A  (i)           N/A
                                                           (j)    $10.086  (j)     $10.069(j)            N/A  (j)           N/A
                                                           (k)    $10.091  (k)     $10.069(k)            N/A  (k)           N/A
                                                           (l)    $10.088  (l)     $10.069(l)            N/A  (l)           N/A
                                                           (m)    $10.087  (m)     $10.069(m)            N/A  (m)           N/A
                                                           (n)    $10.086  (n)     $10.069(n)            N/A  (n)           N/A
                                                           (o)    $10.085  (o)     $10.069(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $10.458  (a)     $10.112(a)            N/A  (a)           N/A
                                                           (b)    $10.406  (b)     $10.092(b)            N/A  (b)           N/A
                                                           (c)    $10.354  (c)     $10.071(c)            N/A  (c)           N/A
                                                           (d)    $10.390  (d)     $10.091(d)            N/A  (d)           N/A
                                                           (e)    $10.356  (e)     $10.089(e)            N/A  (e)           N/A
                                                           (f)    $10.401  (f)     $10.092(f)            N/A  (f)           N/A
                                                           (g)    $10.362  (g)     $10.089(g)            N/A  (g)           N/A
                                                           (h)    $10.351  (h)     $10.088(h)            N/A  (h)           N/A
                                                           (i)    $10.328  (i)     $10.087(i)            N/A  (i)           N/A
                                                           (j)    $10.317  (j)     $10.086(j)            N/A  (j)           N/A
                                                           (k)    $10.384  (k)     $10.091(k)            N/A  (k)           N/A
                                                           (l)    $10.345  (l)     $10.088(l)            N/A  (l)           N/A
                                                           (m)    $10.334  (m)     $10.087(m)            N/A  (m)           N/A
                                                           (n)    $10.312  (n)     $10.086(n)            N/A  (n)           N/A
                                                           (o)    $10.301  (o)     $10.085(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)     30,606  (a)      10,590(a)            N/A  (a)           N/A
                                                           (b)      3,083  (b)       1,119(b)            N/A  (b)           N/A
                                                           (c)     11,532  (c)           0(c)            N/A  (c)           N/A
                                                           (d)      3,863  (d)           0(d)            N/A  (d)           N/A
                                                           (e)        730  (e)           0(e)            N/A  (e)           N/A
                                                           (f)        381  (f)           0(f)            N/A  (f)           N/A
                                                           (g)          0  (g)           0(g)            N/A  (g)           N/A
                                                           (h)          0  (h)           0(h)            N/A  (h)           N/A
                                                           (i)          0  (i)           0(i)            N/A  (i)           N/A
                                                           (j)      2,480  (j)           0(j)            N/A  (j)           N/A
                                                           (k)        735  (k)           0(k)            N/A  (k)           N/A
                                                           (l)          0  (l)           0(l)            N/A  (l)           N/A
                                                           (m)          0  (m)           0(m)            N/A  (m)           N/A
                                                           (n)          0  (n)           0(n)            N/A  (n)           N/A
                                                           (o)          0  (o)           0(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST:

EQUITY INCOME PORTFOLIO (INCEPTION DATE JULY 2, 2001)

Beginning AUV                                              (a)     $9.138  (a)      $7.579(a)         $9.155  (a)        $9.594
                                                           (b)     $9.056  (b)      $7.534(b)         $9.128  (b)        $9.580
                                                           (c)     $8.975  (c)      $7.488(c)         $9.100  (c)        $9.565
                                                           (d)    $10.419  (d)      $9.965(d)            N/A  (d)           N/A
                                                           (e)    $10.416  (e)      $9.965(e)            N/A  (e)           N/A
                                                           (f)    $10.420  (f)      $9.965(f)            N/A  (f)           N/A
                                                           (g)    $10.417  (g)      $9.965(g)            N/A  (g)           N/A
                                                           (h)    $10.416  (h)      $9.965(h)            N/A  (h)           N/A
                                                           (i)    $10.415  (i)      $9.965(i)            N/A  (i)           N/A
                                                           (j)    $10.414  (j)      $9.965(j)            N/A  (j)           N/A
                                                           (k)    $10.418  (k)      $9.965(k)            N/A  (k)           N/A
                                                           (l)    $10.416  (l)      $9.965(l)            N/A  (l)           N/A
                                                           (m)    $10.415  (m)      $9.965(m)            N/A  (m)           N/A
                                                           (n)    $10.413  (n)      $9.965(n)            N/A  (n)           N/A
                                                           (o)    $10.413  (o)      $9.965(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $10.456  (a)      $9.138(a)         $7.579  (a)        $9.155
                                                           (b)    $10.331  (b)      $9.056(b)         $7.534  (b)        $9.128
                                                           (c)    $10.207  (c)      $8.975(c)         $7.488  (c)        $9.100
                                                           (d)    $11.868  (d)     $10.419(d)            N/A  (d)           N/A
                                                           (e)    $11.829  (e)     $10.416(e)            N/A  (e)           N/A
                                                           (f)    $11.880  (f)     $10.420(f)            N/A  (f)           N/A
                                                           (g)    $11.836  (g)     $10.417(g)            N/A  (g)           N/A
                                                           (h)    $11.823  (h)     $10.416(h)            N/A  (h)           N/A
                                                           (i)    $11.798  (i)     $10.415(i)            N/A  (i)           N/A
                                                           (j)    $11.785  (j)     $10.414(j)            N/A  (j)           N/A
                                                           (k)    $11.861  (k)     $10.418(k)            N/A  (k)           N/A
                                                           (l)    $11.817  (l)     $10.416(l)            N/A  (l)           N/A
                                                           (m)    $11.804  (m)     $10.415(m)            N/A  (m)           N/A
                                                           (n)    $11.779  (n)     $10.413(n)            N/A  (n)           N/A
                                                           (o)    $11.766  (o)     $10.413(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)     30,429  (a)      15,818(a)          2,700  (a)         1,334
                                                           (b)        655  (b)       1,277(b)              0  (b)             0
                                                           (c)      1,418  (c)       1,336(c)            930  (c)         1,092
                                                           (d)      1,762  (d)           0(d)            N/A  (d)           N/A
                                                           (e)          0  (e)           0(e)            N/A  (e)           N/A
                                                           (f)        918  (f)           0(f)            N/A  (f)           N/A
                                                           (g)          0  (g)           0(g)            N/A  (g)           N/A
                                                           (h)          0  (h)           0(h)            N/A  (h)           N/A
                                                           (i)          0  (i)           0(i)            N/A  (i)           N/A
                                                           (j)          0  (j)           0(j)            N/A  (j)           N/A
                                                           (k)          0  (k)           0(k)            N/A  (k)           N/A
                                                           (l)          0  (l)           0(l)            N/A  (l)           N/A
                                                           (m)          0  (m)           0(m)            N/A  (m)           N/A
                                                           (n)          0  (n)           0(n)            N/A  (n)           N/A
                                                           (o)          0  (o)           0(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
EUROPE PORTFOLIO (INCEPTION DATE JULY 2, 2001)

Beginning AUV                                              (a)     $7.854  (a)      $5.992(a)         $7.508  (a)        $8.035
                                                           (b)     $7.784  (b)      $5.956(b)         $7.485  (b)        $8.022
                                                           (c)     $7.714  (c)      $5.920(c)         $7.462  (c)        $8.010
                                                           (d)    $10.531  (d)     $10.000(d)            N/A  (d)           N/A
                                                           (e)    $10.529  (e)     $10.000(e)            N/A  (e)           N/A
                                                           (f)    $10.532  (f)     $10.000(f)            N/A  (f)           N/A
                                                           (g)    $10.529  (g)     $10.000(g)            N/A  (g)           N/A
                                                           (h)    $10.529  (h)     $10.000(h)            N/A  (h)           N/A
                                                           (i)    $10.527  (i)     $10.000(i)            N/A  (i)           N/A
                                                           (j)    $10.526  (j)     $10.000(j)            N/A  (j)           N/A
                                                           (k)    $10.531  (k)     $10.000(k)            N/A  (k)           N/A
                                                           (l)    $10.528  (l)     $10.000(l)            N/A  (l)           N/A
                                                           (m)    $10.527  (m)     $10.000(m)            N/A  (m)           N/A
                                                           (n)    $10.526  (n)     $10.000(n)            N/A  (n)           N/A
                                                           (o)    $10.525  (o)     $10.000(o)            N/A  (o)           N/A

Ending AUV                                                 (a)     $9.154  (a)      $7.854(a)         $5.992  (a)        $7.508
                                                           (b)     $9.045  (b)      $7.784(b)         $5.956  (b)        $7.485
                                                           (c)     $8.937  (c)      $7.714(c)         $5.920  (c)        $7.462
                                                           (d)    $12.219  (d)     $10.531(d)            N/A  (d)           N/A
                                                           (e)    $12.180  (e)     $10.529(e)            N/A  (e)           N/A
                                                           (f)    $12.232  (f)     $10.532(f)            N/A  (f)           N/A
                                                           (g)    $12.186  (g)     $10.529(g)            N/A  (g)           N/A
                                                           (h)    $12.173  (h)     $10.529(h)            N/A  (h)           N/A
                                                           (i)    $12.147  (i)     $10.527(i)            N/A  (i)           N/A
                                                           (j)    $12.134  (j)     $10.526(j)            N/A  (j)           N/A
                                                           (k)    $12.213  (k)     $10.531(k)            N/A  (k)           N/A
                                                           (l)    $12.167  (l)     $10.528(l)            N/A  (l)           N/A
                                                           (m)    $12.154  (m)     $10.527(m)            N/A  (m)           N/A
                                                           (n)    $12.128  (n)     $10.526(n)            N/A  (n)           N/A
                                                           (o)    $12.115  (o)     $10.525(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)      2,682  (a)       5,057(a)              0  (a)             0
                                                           (b)        171  (b)           0(b)              0  (b)             0
                                                           (c)        120  (c)       7,013(c)              0  (c)             0
                                                           (d)         91  (d)           0(d)            N/A  (d)           N/A
                                                           (e)          0  (e)           0(e)            N/A  (e)           N/A
                                                           (f)          0  (f)           0(f)            N/A  (f)           N/A
                                                           (g)          0  (g)           0(g)            N/A  (g)           N/A
                                                           (h)          0  (h)           0(h)            N/A  (h)           N/A
                                                           (i)          0  (i)           0(i)            N/A  (i)           N/A
                                                           (j)          0  (j)           0(j)            N/A  (j)           N/A
                                                           (k)          0  (k)           0(k)            N/A  (k)           N/A
                                                           (l)          0  (l)           0(l)            N/A  (l)           N/A
                                                           (m)          0  (m)           0(m)            N/A  (m)           N/A
                                                           (n)          0  (n)           0(n)            N/A  (n)           N/A
                                                           (o)          0  (o)           0(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
FUND PORTFOLIO (INCEPTION DATE JULY 2, 2001)

Beginning AUV                                              (a)     $8.496  (a)      $6.980(a)         $8.766  (a)        $9.441
                                                           (b)     $8.420  (b)      $6.938(b)         $8.740  (b)        $9.427
                                                           (c)     $8.344  (c)      $6.896(c)         $8.714  (c)        $9.412
                                                           (d)    $10.327  (d)      $9.922(d)            N/A  (d)           N/A
                                                           (e)    $10.325  (e)      $9.922(e)            N/A  (e)           N/A
                                                           (f)    $10.328  (f)      $9.922(f)            N/A  (f)           N/A
                                                           (g)    $10.325  (g)      $9.922(g)            N/A  (g)           N/A
                                                           (h)    $10.324  (h)      $9.922(h)            N/A  (h)           N/A
                                                           (i)    $10.323  (i)      $9.922(i)            N/A  (i)           N/A
                                                           (j)    $10.322  (j)      $9.922(j)            N/A  (j)           N/A
                                                           (k)    $10.327  (k)      $9.922(k)            N/A  (k)           N/A
                                                           (l)    $10.324  (l)      $9.922(l)            N/A  (l)           N/A
                                                           (m)    $10.323  (m)      $9.922(m)            N/A  (m)           N/A
                                                           (n)    $10.322  (n)      $9.922(n)            N/A  (n)           N/A
                                                           (o)    $10.321  (o)      $9.922(o)            N/A  (o)           N/A

Ending AUV                                                 (a)     $9.293  (a)      $8.496(a)         $6.980  (a)        $8.766
                                                           (b)     $9.182  (b)      $8.420(b)         $6.938  (b)        $8.740
                                                           (c)     $9.072  (c)      $8.344(c)         $6.896  (c)        $8.714
                                                           (d)    $11.245  (d)     $10.327(d)            N/A  (d)           N/A
                                                           (e)    $11.209  (e)     $10.325(e)            N/A  (e)           N/A
                                                           (f)    $11.257  (f)     $10.328(f)            N/A  (f)           N/A
                                                           (g)    $11.215  (g)     $10.325(g)            N/A  (g)           N/A
                                                           (h)    $11.203  (h)     $10.324(h)            N/A  (h)           N/A
                                                           (i)    $11.178  (i)     $10.323(i)            N/A  (i)           N/A
                                                           (j)    $11.166  (j)     $10.322(j)            N/A  (j)           N/A
                                                           (k)    $11.239  (k)     $10.327(k)            N/A  (k)           N/A
                                                           (l)    $11.197  (l)     $10.324(l)            N/A  (l)           N/A
                                                           (m)    $11.184  (m)     $10.323(m)            N/A  (m)           N/A
                                                           (n)    $11.160  (n)     $10.322(n)            N/A  (n)           N/A
                                                           (o)    $11.148  (o)     $10.321(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)     55,186  (a)       7,500(a)          2,626  (a)         4,038
                                                           (b)          0  (b)           0(b)              0  (b)             0
                                                           (c)     10,751  (c)           0(c)              0  (c)             0
                                                           (d)          0  (d)           0(d)            N/A  (d)           N/A
                                                           (e)          0  (e)           0(e)            N/A  (e)           N/A
                                                           (f)          0  (f)           0(f)            N/A  (f)           N/A
                                                           (g)          0  (g)           0(g)            N/A  (g)           N/A
                                                           (h)          0  (h)           0(h)            N/A  (h)           N/A
                                                           (i)          0  (i)           0(i)            N/A  (i)           N/A
                                                           (j)          0  (j)           0(j)            N/A  (j)           N/A
                                                           (k)      1,397  (k)           0(k)            N/A  (k)           N/A
                                                           (l)          0  (l)           0(l)            N/A  (l)           N/A
                                                           (m)          0  (m)           0(m)            N/A  (m)           N/A
                                                           (n)          0  (n)           0(n)            N/A  (n)           N/A
                                                           (o)          0  (o)           0(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND

MICRO-CAP PORTFOLIO (INCEPTION DATE MAY 1, 2003)

Beginning AUV                                              (a)    $14.758  (a)     $10.052(a)            N/A  (a)           N/A
                                                           (b)    $14.728  (b)     $10.052(b)            N/A  (b)           N/A
                                                           (c)    $14.699  (c)     $10.052(c)            N/A  (c)           N/A
                                                           (d)    $10.172  (d)      $9.973(d)            N/A  (d)           N/A
                                                           (e)    $10.169  (e)      $9.973(e)            N/A  (e)           N/A
                                                           (f)    $10.172  (f)      $9.973(f)            N/A  (f)           N/A
                                                           (g)    $10.170  (g)      $9.973(g)            N/A  (g)           N/A
                                                           (h)    $10.169  (h)      $9.973(h)            N/A  (h)           N/A
                                                           (i)    $10.167  (i)      $9.973(i)            N/A  (i)           N/A
                                                           (j)    $10.167  (j)      $9.973(j)            N/A  (j)           N/A
                                                           (k)    $10.171  (k)      $9.973(k)            N/A  (k)           N/A
                                                           (l)    $10.169  (l)      $9.973(l)            N/A  (l)           N/A
                                                           (m)    $10.168  (m)      $9.973(m)            N/A  (m)           N/A
                                                           (n)    $10.166  (n)      $9.973(n)            N/A  (n)           N/A
                                                           (o)    $10.166  (o)      $9.973(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $16.567  (a)     $14.758(a)            N/A  (a)           N/A
                                                           (b)    $16.483  (b)     $14.728(b)            N/A  (b)           N/A
                                                           (c)    $16.401  (c)     $14.699(c)            N/A  (c)           N/A
                                                           (d)    $11.367  (d)     $10.172(d)            N/A  (d)           N/A
                                                           (e)    $11.330  (e)     $10.169(e)            N/A  (e)           N/A
                                                           (f)    $11.379  (f)     $10.172(f)            N/A  (f)           N/A
                                                           (g)    $11.337  (g)     $10.170(g)            N/A  (g)           N/A
                                                           (h)    $11.324  (h)     $10.169(h)            N/A  (h)           N/A
                                                           (i)    $11.300  (i)     $10.167(i)            N/A  (i)           N/A
                                                           (j)    $11.288  (j)     $10.167(j)            N/A  (j)           N/A
                                                           (k)    $11.361  (k)     $10.171(k)            N/A  (k)           N/A
                                                           (l)    $11.318  (l)     $10.169(l)            N/A  (l)           N/A
                                                           (m)    $11.306  (m)     $10.168(m)            N/A  (m)           N/A
                                                           (n)    $11.282  (n)     $10.166(n)            N/A  (n)           N/A
                                                           (o)    $11.270  (o)     $10.166(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)     19,623  (a)       3,596(a)            N/A  (a)           N/A
                                                           (b)      5,331  (b)       6,301(b)            N/A  (b)           N/A
                                                           (c)        745  (c)           0(c)            N/A  (c)           N/A
                                                           (d)      8,886  (d)           0(d)            N/A  (d)           N/A
                                                           (e)      2,000  (e)           0(e)            N/A  (e)           N/A
                                                           (f)          0  (f)           0(f)            N/A  (f)           N/A
                                                           (g)         95  (g)           0(g)            N/A  (g)           N/A
                                                           (h)          0  (h)           0(h)            N/A  (h)           N/A
                                                           (i)          0  (i)           0(i)            N/A  (i)           N/A
                                                           (j)          0  (j)           0(j)            N/A  (j)           N/A
                                                           (k)          0  (k)           0(k)            N/A  (k)           N/A
                                                           (l)          0  (l)           0(l)            N/A  (l)           N/A
                                                           (m)          0  (m)           0(m)            N/A  (m)           N/A
                                                           (n)          0  (n)           0(n)            N/A  (n)           N/A
                                                           (o)          0  (o)           0(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
SMALL-CAP PORTFOLIO (INCEPTION DATE MAY 1, 2003)

Beginning AUV                                              (a)    $13.929  (a)      $9.982(a)            N/A  (a)           N/A
                                                           (b)    $13.901  (b)      $9.982(b)            N/A  (b)           N/A
                                                           (c)    $13.874  (c)      $9.982(c)            N/A  (c)           N/A
                                                           (d)    $10.172  (d)      $9.974(d)            N/A  (d)           N/A
                                                           (e)    $10.169  (e)      $9.974(e)            N/A  (e)           N/A
                                                           (f)    $10.172  (f)      $9.974(f)            N/A  (f)           N/A
                                                           (g)    $10.170  (g)      $9.974(g)            N/A  (g)           N/A
                                                           (h)    $10.169  (h)      $9.974(h)            N/A  (h)           N/A
                                                           (i)    $10.167  (i)      $9.974(i)            N/A  (i)           N/A
                                                           (j)    $10.167  (j)      $9.974(j)            N/A  (j)           N/A
                                                           (k)    $10.171  (k)      $9.974(k)            N/A  (k)           N/A
                                                           (l)    $10.169  (l)      $9.974(l)            N/A  (l)           N/A
                                                           (m)    $10.168  (m)      $9.974(m)            N/A  (m)           N/A
                                                           (n)    $10.166  (n)      $9.974(n)            N/A  (n)           N/A
                                                           (o)    $10.166  (o)      $9.974(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $17.163  (a)     $13.929(a)            N/A  (a)           N/A
                                                           (b)    $17.076  (b)     $13.901(b)            N/A  (b)           N/A
                                                           (c)    $16.991  (c)     $13.874(c)            N/A  (c)           N/A
                                                           (d)    $12.476  (d)     $10.172(d)            N/A  (d)           N/A
                                                           (e)    $12.436  (e)     $10.169(e)            N/A  (e)           N/A
                                                           (f)    $12.490  (f)     $10.172(f)            N/A  (f)           N/A
                                                           (g)    $12.443  (g)     $10.170(g)            N/A  (g)           N/A
                                                           (h)    $12.429  (h)     $10.169(h)            N/A  (h)           N/A
                                                           (i)    $12.403  (i)     $10.167(i)            N/A  (i)           N/A
                                                           (j)    $12.389  (j)     $10.167(j)            N/A  (j)           N/A
                                                           (k)    $12.470  (k)     $10.171(k)            N/A  (k)           N/A
                                                           (l)    $12.423  (l)     $10.169(l)            N/A  (l)           N/A
                                                           (m)    $12.409  (m)     $10.168(m)            N/A  (m)           N/A
                                                           (n)    $12.383  (n)     $10.166(n)            N/A  (n)           N/A
                                                           (o)    $12.369  (o)     $10.166(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)     51,851  (a)      12,404(a)            N/A  (a)           N/A
                                                           (b)      9,224  (b)       1,704(b)            N/A  (b)           N/A
                                                           (c)        577  (c)           0(c)            N/A  (c)           N/A
                                                           (d)      5,069  (d)           0(d)            N/A  (d)           N/A
                                                           (e)      2,570  (e)           0(e)            N/A  (e)           N/A
                                                           (f)        874  (f)           0(f)            N/A  (f)           N/A
                                                           (g)         90  (g)           0(g)            N/A  (g)           N/A
                                                           (h)          0  (h)           0(h)            N/A  (h)           N/A
                                                           (i)          0  (i)           0(i)            N/A  (i)           N/A
                                                           (j)          0  (j)           0(j)            N/A  (j)           N/A
                                                           (k)      1,056  (k)           0(k)            N/A  (k)           N/A
                                                           (l)          0  (l)           0(l)            N/A  (l)           N/A
                                                           (m)          0  (m)           0(m)            N/A  (m)           N/A
                                                           (n)          0  (n)           0(n)            N/A  (n)           N/A
                                                           (o)          0  (o)           0(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST:

ARKTOS FUND (INCEPTION DATE MAY 1, 2004)

Beginning AUV                                              (a)    $10.109  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)    $10.109  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)    $10.109  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)    $10.109  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)    $10.108  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)    $10.109  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)    $10.108  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)    $10.108  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)    $10.108  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)    $10.108  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)    $10.109  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)    $10.108  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)    $10.108  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)    $10.108  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)    $10.108  (o)         N/A(o)            N/A  (o)           N/A

Ending AUV                                                 (a)     $8.634  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)     $8.613  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)     $8.596  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)     $8.608  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)     $8.590  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)     $8.613  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)     $8.593  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)     $8.587  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)     $8.576  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)     $8.570  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)     $8.605  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)     $8.584  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)     $8.579  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)     $8.567  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)     $8.561  (o)         N/A(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)          0  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)          0  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)        503  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)          0  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)        922  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)          0  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)          0  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)          0  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)          0  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)          0  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)          0  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)          0  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)          0  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)          0  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)          0  (o)         N/A(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
BANKING FUND (INCEPTION MAY 1, 2004)

Beginning AUV                                              (a)    $10.096  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)    $10.095  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)    $10.095  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)    $10.095  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)    $10.095  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)    $10.095  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)    $10.095  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)    $10.095  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)    $10.095  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)    $10.094  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)    $10.095  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)    $10.095  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)    $10.095  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)    $10.094  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)    $10.094  (o)         N/A(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $11.576  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)    $11.549  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)    $11.525  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)    $11.541  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)    $11.518  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)    $11.549  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)    $11.522  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)    $11.514  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)    $11.498  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)    $11.491  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)    $11.537  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)    $11.510  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)    $11.502  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)    $11.487  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)    $11.479  (o)         N/A(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)          0  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)          0  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)        108  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)          0  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)          0  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)          0  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)          0  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)          0  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)          0  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)          0  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)          0  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)          0  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)          0  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)          0  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)          0  (o)         N/A(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
BASIC MATERIALS FUND (INCEPTION MAY 1, 2004)

Beginning AUV                                              (a)     $9.969  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)     $9.968  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)     $9.968  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)     $9.968  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)     $9.968  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)     $9.968  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)     $9.968  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)     $9.968  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)     $9.968  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)     $9.967  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)     $9.968  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)     $9.968  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)     $9.968  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)     $9.967  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)     $9.967  (o)         N/A(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $12.367  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)    $12.338  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)    $12.313  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)    $12.330  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)    $12.305  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)    $12.338  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)    $12.309  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)    $12.301  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)    $12.284  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)    $12.276  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)    $12.326  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)    $12.297  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)    $12.288  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)    $12.272  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)    $12.264  (o)         N/A(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)      4,348  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)          0  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)         88  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)          0  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)          0  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)          0  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)          0  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)          0  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)          0  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)          0  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)          0  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)          0  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)          0  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)          0  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)          0  (o)         N/A(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY FUND (INCEPTION DATE MAY 1, 2004)

Beginning AUV                                              (a)     $9.795  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)     $9.795  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)     $9.795  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)     $9.795  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)     $9.795  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)     $9.795  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)     $9.795  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)     $9.795  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)     $9.794  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)     $9.794  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)     $9.795  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)     $9.794  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)     $9.794  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)     $9.794  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)     $9.794  (o)         N/A(o)            N/A  (o)           N/A

Ending AUV                                                 (a)     $9.250  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)     $9.228  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)     $9.209  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)     $9.222  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)     $9.203  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)     $9.228  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)     $9.206  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)     $9.200  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)     $9.187  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)     $9.181  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)     $9.219  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)     $9.197  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)     $9.191  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)     $9.178  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)     $9.172  (o)         N/A(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)      1,998  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)          0  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)          0  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)          0  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)          0  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)          0  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)          0  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)          0  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)          0  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)          0  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)          0  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)          0  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)          0  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)          0  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)          0  (o)         N/A(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS FUND (INCEPTION DATE MAY 1, 2004)

Beginning AUV                                              (a)    $10.096  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)    $10.096  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)    $10.096  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)    $10.096  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)    $10.095  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)    $10.096  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)    $10.095  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)    $10.095  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)    $10.095  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)    $10.095  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)    $10.096  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)    $10.095  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)    $10.095  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)    $10.095  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)    $10.095  (o)         N/A(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $10.403  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)    $10.378  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)    $10.357  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)    $10.371  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)    $10.350  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)    $10.378  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)    $10.354  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)    $10.347  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)    $10.333  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)    $10.326  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)    $10.368  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)    $10.343  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)    $10.336  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)    $10.322  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)    $10.315  (o)         N/A(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)        327  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)          0  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)          0  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)          0  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)          0  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)          0  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)          0  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)          0  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)          0  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)          0  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)          0  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)          0  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)          0  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)          0  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)          0  (o)         N/A(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS FUND (INCEPTION DATE MAY 1, 2004)

Beginning AUV                                              (a)     $9.740  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)     $9.740  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)     $9.740  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)     $9.740  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)     $9.740  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)     $9.740  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)     $9.740  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)     $9.740  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)     $9.739  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)     $9.739  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)     $9.740  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)     $9.740  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)     $9.739  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)     $9.739  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)     $9.739  (o)         N/A(o)            N/A  (o)           N/A

Ending AUV                                                 (a)     $9.098  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)     $9.076  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)     $9.058  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)     $9.070  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)     $9.052  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)     $9.076  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)     $9.055  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)     $9.049  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)     $9.037  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)     $9.030  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)     $9.067  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)     $9.046  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)     $9.040  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)     $9.027  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)     $9.021  (o)         N/A(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)      1,957  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)          0  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)          0  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)          0  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)          0  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)          0  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)          0  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)          0  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)          0  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)          0  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)          0  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)          0  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)          0  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)          0  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)          0  (o)         N/A(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
ENERGY FUND (INCEPTION DATE MAY 1, 2004)

Beginning AUV                                              (a)    $10.225  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)    $10.224  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)    $10.224  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)    $10.224  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)    $10.224  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)    $10.224  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)    $10.224  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)    $10.224  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)    $10.224  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)    $10.223  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)    $10.224  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)    $10.224  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)    $10.224  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)    $10.223  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)    $10.223  (o)         N/A(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $12.095  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)    $12.067  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)    $12.043  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)    $12.059  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)    $12.034  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)    $12.067  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)    $12.038  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)    $12.030  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)    $12.014  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)    $12.006  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)    $12.055  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)    $12.026  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)    $12.018  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)    $12.002  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)    $11.994  (o)         N/A(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)     35,150  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)         61  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)          0  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)         29  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)      1,346  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)          0  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)          0  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)          0  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)          0  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)          0  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)          0  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)          0  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)      2,333  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)          0  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)          0  (o)         N/A(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES FUND (INCEPTION DATE MAY 1, 2004)

Beginning AUV                                              (a)    $10.174  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)    $10.174  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)    $10.173  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)    $10.174  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)    $10.173  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)    $10.174  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)    $10.173  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)    $10.173  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)    $10.173  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)    $10.173  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)    $10.173  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)    $10.173  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)    $10.173  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)    $10.173  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)    $10.173  (o)         N/A(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $12.085  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)    $12.057  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)    $12.033  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)    $12.049  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)    $12.024  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)    $12.057  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)    $12.029  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)    $12.020  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)    $12.004  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)    $11.996  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)    $12.045  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)    $12.016  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)    $12.008  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)    $11.992  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)    $11.984  (o)         N/A(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)     35,296  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)        377  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)          0  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)        282  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)      1,039  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)          0  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)          0  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)          0  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)          0  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)          0  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)          0  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)          0  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)          0  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)          0  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)          0  (o)         N/A(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES FUND (INCEPTION DATE MAY 1, 2004)

Beginning AUV                                              (a)    $10.048  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)    $10.048  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)    $10.047  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)    $10.047  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)    $10.047  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)    $10.048  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)    $10.047  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)    $10.047  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)    $10.047  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)    $10.047  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)    $10.047  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)    $10.047  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)    $10.047  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)    $10.047  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)    $10.047  (o)         N/A(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $11.469  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)    $11.442  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)    $11.419  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)    $11.435  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)    $11.412  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)    $11.442  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)    $11.415  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)    $11.408  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)    $11.392  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)    $11.385  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)    $11.431  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)    $11.404  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)    $11.396  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)    $11.381  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)    $11.373  (o)         N/A(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)          0  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)          0  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)        720  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)          0  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)          0  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)          0  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)          0  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)          0  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)          0  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)      1,530  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)          0  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)          0  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)          0  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)          0  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)          0  (o)         N/A(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE FUND (INCEPTION DATE MAY 1, 2004)

Beginning AUV                                              (a)    $10.065  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)    $10.065  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)    $10.065  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)    $10.065  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)    $10.065  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)    $10.065  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)    $10.065  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)    $10.065  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)    $10.064  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)    $10.064  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)    $10.065  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)    $10.064  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)    $10.064  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)    $10.064  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)    $10.064  (o)         N/A(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $10.059  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)    $10.035  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)    $10.015  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)    $10.028  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)    $10.008  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)    $10.035  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)    $10.011  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)    $10.005  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)     $9.991  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)     $9.984  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)    $10.025  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)    $10.001  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)     $9.994  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)     $9.981  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)     $9.974  (o)         N/A(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)        362  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)        102  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)          0  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)        281  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)        120  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)          0  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)          0  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)          0  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)          0  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)          0  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)          0  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)          0  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)          0  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)          0  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)          0  (o)         N/A(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
INTERNET FUND (INCEPTION DATE MAY 1, 2004)

Beginning AUV                                              (a)     $9.793  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)     $9.792  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)     $9.792  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)     $9.792  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)     $9.792  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)     $9.792  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)     $9.792  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)     $9.792  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)     $9.792  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)     $9.791  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)     $9.792  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)     $9.792  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)     $9.792  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)     $9.791  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)     $9.791  (o)         N/A(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $11.189  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)    $11.162  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)    $11.140  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)    $11.155  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)    $11.132  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)    $11.162  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)    $11.136  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)    $11.129  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)    $11.114  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)    $11.106  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)    $11.151  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)    $11.125  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)    $11.117  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)    $11.102  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)    $11.095  (o)         N/A(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)          0  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)          0  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)        107  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)          0  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)          0  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)      1,796  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)          0  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)          0  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)          0  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)          0  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)          0  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)          0  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)          0  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)          0  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)          0  (o)         N/A(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
INVERSE DYNAMIC DOW 30 FUND (INCEPTION DATE JULY 15, 2004)

Beginning AUV                                              (a)    $10.077  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)    $10.077  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)    $10.077  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)    $10.077  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)    $10.077  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)    $10.077  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)    $10.077  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)    $10.077  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)    $10.077  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)    $10.077  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)    $10.077  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)    $10.077  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)    $10.077  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)    $10.077  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)    $10.077  (o)         N/A(o)            N/A  (o)           N/A

Ending AUV                                                 (a)     $8.711  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)     $8.698  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)     $8.687  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)     $8.694  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)     $8.683  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)     $8.698  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)     $8.685  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)     $8.681  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)     $8.674  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)     $8.670  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)     $8.692  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)     $8.680  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)     $8.676  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)     $8.669  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)     $8.665  (o)         N/A(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)         94  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)          0  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)          0  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)          0  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)          0  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)          0  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)          0  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)          0  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)          0  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)          0  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)          0  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)          0  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)          0  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)          0  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)          0  (o)         N/A(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
INVERSE MID-CAP FUND (INCEPTION DATE JULY 15, 2004)

Beginning AUV                                              (a)     $9.942  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)     $9.942  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)     $9.942  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)     $9.942  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)     $9.942  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)     $9.942  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)     $9.942  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)     $9.942  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)     $9.942  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)     $9.942  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)     $9.942  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)     $9.942  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)     $9.942  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)     $9.942  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)     $9.942  (o)         N/A(o)            N/A  (o)           N/A

Ending AUV                                                 (a)     $8.743  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)     $8.729  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)     $8.718  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)     $8.726  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)     $8.714  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)     $8.729  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)     $8.716  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)     $8.713  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)     $8.705  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)     $8.701  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)     $8.724  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)     $8.711  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)     $8.707  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)     $8.700  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)     $8.696  (o)         N/A(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)          0  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)          0  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)          0  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)          0  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)          0  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)          0  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)          0  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)          0  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)          0  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)          0  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)          0  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)          0  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)          0  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)          0  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)          0  (o)         N/A(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
INVERSE SMALL-CAP FUND (INCEPTION DATE JULY 15, 2004)

Beginning AUV                                              (a)     $9.964  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)     $9.964  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)     $9.964  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)     $9.964  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)     $9.964  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)     $9.964  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)     $9.964  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)     $9.964  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)     $9.964  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)     $9.964  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)     $9.964  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)     $9.964  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)     $9.964  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)     $9.964  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)     $9.964  (o)         N/A(o)            N/A  (o)           N/A

Ending AUV                                                 (a)     $8.458  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)     $8.446  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)     $8.435  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)     $8.442  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)     $8.431  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)     $8.446  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)     $8.433  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)     $8.429  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)     $8.422  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)     $8.418  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)     $8.440  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)     $8.428  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)     $8.424  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)     $8.417  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)     $8.414  (o)         N/A(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)          0  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)          0  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)          0  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)          0  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)          0  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)          0  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)          0  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)          0  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)          0  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)          0  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)          0  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)          0  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)          0  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)          0  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)          0  (o)         N/A(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
JUNO FUND (INCEPTION DATE MAY 1, 2003)

Beginning AUV                                              (a)     $9.835  (a)     $10.000(a)            N/A  (a)           N/A
                                                           (b)     $9.815  (b)     $10.000(b)            N/A  (b)           N/A
                                                           (c)     $9.796  (c)     $10.000(c)            N/A  (c)           N/A
                                                           (d)     $9.770  (d)      $9.787(d)            N/A  (d)           N/A
                                                           (e)     $9.768  (e)      $9.787(e)            N/A  (e)           N/A
                                                           (f)     $9.771  (f)      $9.787(f)            N/A  (f)           N/A
                                                           (g)     $9.768  (g)      $9.787(g)            N/A  (g)           N/A
                                                           (h)     $9.767  (h)      $9.787(h)            N/A  (h)           N/A
                                                           (i)     $9.766  (i)      $9.787(i)            N/A  (i)           N/A
                                                           (j)     $9.765  (j)      $9.787(j)            N/A  (j)           N/A
                                                           (k)     $9.769  (k)      $9.787(k)            N/A  (k)           N/A
                                                           (l)     $9.767  (l)      $9.787(l)            N/A  (l)           N/A
                                                           (m)     $9.766  (m)      $9.787(m)            N/A  (m)           N/A
                                                           (n)     $9.765  (n)      $9.787(n)            N/A  (n)           N/A
                                                           (o)     $9.764  (o)      $9.787(o)            N/A  (o)           N/A

Ending AUV                                                 (a)     $8.664  (a)      $9.835(a)            N/A  (a)           N/A
                                                           (b)     $8.620  (b)      $9.815(b)            N/A  (b)           N/A
                                                           (c)     $8.577  (c)      $9.796(c)            N/A  (c)           N/A
                                                           (d)     $8.567  (d)      $9.770(d)            N/A  (d)           N/A
                                                           (e)     $8.540  (e)      $9.768(e)            N/A  (e)           N/A
                                                           (f)     $8.577  (f)      $9.771(f)            N/A  (f)           N/A
                                                           (g)     $8.544  (g)      $9.768(g)            N/A  (g)           N/A
                                                           (h)     $8.535  (h)      $9.767(h)            N/A  (h)           N/A
                                                           (i)     $8.517  (i)      $9.766(i)            N/A  (i)           N/A
                                                           (j)     $8.508  (j)      $9.765(j)            N/A  (j)           N/A
                                                           (k)     $8.563  (k)      $9.769(k)            N/A  (k)           N/A
                                                           (l)     $8.531  (l)      $9.767(l)            N/A  (l)           N/A
                                                           (m)     $8.521  (m)      $9.766(m)            N/A  (m)           N/A
                                                           (n)     $8.503  (n)      $9.765(n)            N/A  (n)           N/A
                                                           (o)     $8.494  (o)      $9.764(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)      6,762  (a)           0(a)            N/A  (a)           N/A
                                                           (b)          0  (b)         977(b)            N/A  (b)           N/A
                                                           (c)        486  (c)           0(c)            N/A  (c)           N/A
                                                           (d)          0  (d)           0(d)            N/A  (d)           N/A
                                                           (e)        279  (e)           0(e)            N/A  (e)           N/A
                                                           (f)          0  (f)           0(f)            N/A  (f)           N/A
                                                           (g)          0  (g)           0(g)            N/A  (g)           N/A
                                                           (h)          0  (h)           0(h)            N/A  (h)           N/A
                                                           (i)          0  (i)           0(i)            N/A  (i)           N/A
                                                           (j)          0  (j)           0(j)            N/A  (j)           N/A
                                                           (k)          0  (k)           0(k)            N/A  (k)           N/A
                                                           (l)          0  (l)           0(l)            N/A  (l)           N/A
                                                           (m)          0  (m)           0(m)            N/A  (m)           N/A
                                                           (n)          0  (n)           0(n)            N/A  (n)           N/A
                                                           (o)          0  (o)           0(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
LARGE CAP EUROPE FUND (INCEPTION DATE MAY 1, 2004)

Beginning AUV                                              (a)    $10.113  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)    $10.112  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)    $10.112  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)    $10.112  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)    $10.112  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)    $10.112  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)    $10.112  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)    $10.112  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)    $10.112  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)    $10.112  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)    $10.112  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)    $10.112  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)    $10.112  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)    $10.112  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)    $10.111  (o)         N/A(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $12.038  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)    $12.010  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)    $11.985  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)    $12.001  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)    $11.977  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)    $12.010  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)    $11.981  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)    $11.973  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)    $11.957  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)    $11.949  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)    $11.997  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)    $11.969  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)    $11.961  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)    $11.945  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)    $11.937  (o)         N/A(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)          0  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)          0  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)        108  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)          0  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)          0  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)          0  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)          0  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)          0  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)          0  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)          0  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)          0  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)          0  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)          0  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)          0  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)          0  (o)         N/A(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
LARGE-CAP GROWTH FUND (INCEPTION DATE JULY 15, 2004)

Beginning AUV                                              (a)     $9.955  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)     $9.955  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)     $9.955  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)     $9.955  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)     $9.955  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)     $9.955  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)     $9.955  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)     $9.955  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)     $9.955  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)     $9.955  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)     $9.955  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)     $9.955  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)     $9.955  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)     $9.955  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)     $9.955  (o)         N/A(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $10.490  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)    $10.474  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)    $10.460  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)    $10.469  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)    $10.465  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)    $10.474  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)    $10.458  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)    $10.454  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)    $10.445  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)    $10.440  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)    $10.468  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)    $10.452  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)    $10.448  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)    $10.439  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)    $10.434  (o)         N/A(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)          0  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)          0  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)          0  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)        228  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)          0  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)          0  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)          0  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)          0  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)          0  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)          0  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)          0  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)          0  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)          0  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)          0  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)          0  (o)         N/A(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
LARGE CAP JAPAN FUND (INCEPTION DATE MAY 1, 2004)

Beginning AUV                                              (a)     $9.875  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)     $9.874  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)     $9.874  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)     $9.874  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)     $9.874  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)     $9.874  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)     $9.874  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)     $9.874  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)     $9.874  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)     $9.874  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)     $9.874  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)     $9.874  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)     $9.874  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)     $9.873  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)     $9.873  (o)         N/A(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $10.318  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)    $10.294  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)    $10.273  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)    $10.287  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)    $10.266  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)    $10.294  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)    $10.270  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)    $10.263  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)    $10.249  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)    $10.242  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)    $10.284  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)    $10.259  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)    $10.253  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)    $10.239  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)    $10.232  (o)         N/A(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)      1,268  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)        856  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)        115  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)        242  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)          0  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)          0  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)          0  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)          0  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)          0  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)          0  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)          0  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)          0  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)          0  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)          0  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)          0  (o)         N/A(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
LARGE-CAP VALUE FUND (INCEPTION DATE JULY 15, 2004)

Beginning AUV                                              (a)     $9.964  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)     $9.964  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)     $9.964  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)     $9.964  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)     $9.964  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)     $9.964  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)     $9.964  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)     $9.964  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)     $9.964  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)     $9.964  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)     $9.964  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)     $9.964  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)     $9.964  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)     $9.964  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)     $9.964  (o)         N/A(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $11.168  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)    $11.151  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)    $11.137  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)    $11.146  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)    $11.132  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)    $11.151  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)    $11.134  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)    $11.129  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)    $11.120  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)    $11.115  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)    $11.144  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)    $11.128  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)    $11.123  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)    $11.113  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)    $11.109  (o)         N/A(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)          0  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)          0  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)          0  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)          0  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)          0  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)          0  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)          0  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)          0  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)          0  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)          0  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)          0  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)          0  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)          0  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)          0  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)          0  (o)         N/A(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
LEISURE FUND (INCEPTION DATE MAY 1, 2004)

Beginning AUV                                              (a)    $10.021  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)    $10.021  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)    $10.020  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)    $10.021  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)    $10.020  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)    $10.021  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)    $10.020  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)    $10.020  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)    $10.020  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)    $10.020  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)    $10.020  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)    $10.020  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)    $10.020  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)    $10.020  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)    $10.020  (o)         N/A(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $11.507  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)    $11.479  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)    $11.456  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)    $11.472  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)    $11.449  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)    $11.479  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)    $11.452  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)    $11.445  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)    $11.429  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)    $11.422  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)    $11.468  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)    $11.441  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)    $11.433  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)    $11.418  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)    $11.410  (o)         N/A(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)        442  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)          0  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)          0  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)          0  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)          0  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)          0  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)          0  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)          0  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)          0  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)          0  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)          0  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)          0  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)          0  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)          0  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)          0  (o)         N/A(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
LONG DYNAMIC DOW 30 FUND (INCEPTION DATE JULY 15, 2004)

Beginning AUV                                              (a)     $9.918  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)     $9.918  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)     $9.918  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)     $9.918  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)     $9.918  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)     $9.918  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)     $9.918  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)     $9.918  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)     $9.918  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)     $9.918  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)     $9.918  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)     $9.918  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)     $9.918  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)     $9.918  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)     $9.918  (o)         N/A(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $11.038  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)    $11.022  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)    $11.007  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)    $11.017  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)    $11.003  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)    $11.022  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)    $11.005  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)    $11.000  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)    $10.991  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)    $10.986  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)    $11.015  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)    $10.999  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)    $10.994  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)    $10.985  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)    $10.980  (o)         N/A(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)        469  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)          0  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)          0  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)          0  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)          0  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)          0  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)          0  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)          0  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)          0  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)          0  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)          0  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)          0  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)          0  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)          0  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)          0  (o)         N/A(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
MEDIUS FUND (INCEPTION DATE MAY 1, 2003)

Beginning AUV                                              (a)    $14.826  (a)     $10.000(a)            N/A  (a)           N/A
                                                           (b)    $14.796  (b)     $10.000(b)            N/A  (b)           N/A
                                                           (c)    $14.766  (c)     $10.000(c)            N/A  (c)           N/A
                                                           (d)    $10.204  (d)      $9.867(d)            N/A  (d)           N/A
                                                           (e)    $10.201  (e)      $9.867(e)            N/A  (e)           N/A
                                                           (f)    $10.204  (f)      $9.867(f)            N/A  (f)           N/A
                                                           (g)    $10.202  (g)      $9.867(g)            N/A  (g)           N/A
                                                           (h)    $10.201  (h)      $9.867(h)            N/A  (h)           N/A
                                                           (i)    $10.199  (i)      $9.867(i)            N/A  (i)           N/A
                                                           (j)    $10.199  (j)      $9.867(j)            N/A  (j)           N/A
                                                           (k)    $10.203  (k)      $9.867(k)            N/A  (k)           N/A
                                                           (l)    $10.201  (l)      $9.867(l)            N/A  (l)           N/A
                                                           (m)    $10.200  (m)      $9.867(m)            N/A  (m)           N/A
                                                           (n)    $10.198  (n)      $9.867(n)            N/A  (n)           N/A
                                                           (o)    $10.198  (o)      $9.867(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $17.856  (a)     $14.826(a)            N/A  (a)           N/A
                                                           (b)    $17.766  (b)     $14.796(b)            N/A  (b)           N/A
                                                           (c)    $17.677  (c)     $14.766(c)            N/A  (c)           N/A
                                                           (d)    $12.234  (d)     $10.204(d)            N/A  (d)           N/A
                                                           (e)    $12.195  (e)     $10.201(e)            N/A  (e)           N/A
                                                           (f)    $12.247  (f)     $10.204(f)            N/A  (f)           N/A
                                                           (g)    $12.201  (g)     $10.202(g)            N/A  (g)           N/A
                                                           (h)    $12.188  (h)     $10.201(h)            N/A  (h)           N/A
                                                           (i)    $12.162  (i)     $10.199(i)            N/A  (i)           N/A
                                                           (j)    $12.149  (j)     $10.199(j)            N/A  (j)           N/A
                                                           (k)    $12.228  (k)     $10.203(k)            N/A  (k)           N/A
                                                           (l)    $12.182  (l)     $10.201(l)            N/A  (l)           N/A
                                                           (m)    $12.168  (m)     $10.200(m)            N/A  (m)           N/A
                                                           (n)    $12.142  (n)     $10.198(n)            N/A  (n)           N/A
                                                           (o)    $12.129  (o)     $10.198(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)     28,298  (a)         387(a)            N/A  (a)           N/A
                                                           (b)        807  (b)         401(b)            N/A  (b)           N/A
                                                           (c)         73  (c)           0(c)            N/A  (c)           N/A
                                                           (d)      1,397  (d)           0(d)            N/A  (d)           N/A
                                                           (e)        419  (e)           0(e)            N/A  (e)           N/A
                                                           (f)        587  (f)           0(f)            N/A  (f)           N/A
                                                           (g)          0  (g)           0(g)            N/A  (g)           N/A
                                                           (h)          0  (h)           0(h)            N/A  (h)           N/A
                                                           (i)          0  (i)           0(i)            N/A  (i)           N/A
                                                           (j)          0  (j)           0(j)            N/A  (j)           N/A
                                                           (k)          0  (k)           0(k)            N/A  (k)           N/A
                                                           (l)          0  (l)           0(l)            N/A  (l)           N/A
                                                           (m)          0  (m)           0(m)            N/A  (m)           N/A
                                                           (n)          0  (n)           0(n)            N/A  (n)           N/A
                                                           (o)          0  (o)           0(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
MEKROS FUND (INCEPTION DATE MAY 1, 2003)

Beginning AUV                                              (a)    $15.818  (a)     $10.014(a)            N/A  (a)           N/A
                                                           (b)    $15.787  (b)     $10.014(b)            N/A  (b)           N/A
                                                           (c)    $15.755  (c)     $10.014(c)            N/A  (c)           N/A
                                                           (d)    $10.342  (d)      $9.849(d)            N/A  (d)           N/A
                                                           (e)    $10.340  (e)      $9.849(e)            N/A  (e)           N/A
                                                           (f)    $10.343  (f)      $9.849(f)            N/A  (f)           N/A
                                                           (g)    $10.340  (g)      $9.849(g)            N/A  (g)           N/A
                                                           (h)    $10.339  (h)      $9.849(h)            N/A  (h)           N/A
                                                           (i)    $10.338  (i)      $9.849(i)            N/A  (i)           N/A
                                                           (j)    $10.337  (j)      $9.849(j)            N/A  (j)           N/A
                                                           (k)    $10.342  (k)      $9.849(k)            N/A  (k)           N/A
                                                           (l)    $10.339  (l)      $9.849(l)            N/A  (l)           N/A
                                                           (m)    $10.338  (m)      $9.849(m)            N/A  (m)           N/A
                                                           (n)    $10.337  (n)      $9.849(n)            N/A  (n)           N/A
                                                           (o)    $10.336  (o)      $9.849(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $19.529  (a)     $15.818(a)            N/A  (a)           N/A
                                                           (b)    $19.430  (b)     $15.787(b)            N/A  (b)           N/A
                                                           (c)    $19.333  (c)     $15.755(c)            N/A  (c)           N/A
                                                           (d)    $12.710  (d)     $10.342(d)            N/A  (d)           N/A
                                                           (e)    $12.669  (e)     $10.340(e)            N/A  (e)           N/A
                                                           (f)    $12.724  (f)     $10.343(f)            N/A  (f)           N/A
                                                           (g)    $12.676  (g)     $10.340(g)            N/A  (g)           N/A
                                                           (h)    $12.662  (h)     $10.339(h)            N/A  (h)           N/A
                                                           (i)    $12.635  (i)     $10.338(i)            N/A  (i)           N/A
                                                           (j)    $12.622  (j)     $10.337(j)            N/A  (j)           N/A
                                                           (k)    $12.703  (k)     $10.342(k)            N/A  (k)           N/A
                                                           (l)    $12.656  (l)     $10.339(l)            N/A  (l)           N/A
                                                           (m)    $12.642  (m)     $10.338(m)            N/A  (m)           N/A
                                                           (n)    $12.615  (n)     $10.337(n)            N/A  (n)           N/A
                                                           (o)    $12.601  (o)     $10.336(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)     17,003  (a)       7,519(a)            N/A  (a)           N/A
                                                           (b)      8,668  (b)       5,707(b)            N/A  (b)           N/A
                                                           (c)         69  (c)         715(c)            N/A  (c)           N/A
                                                           (d)      1,350  (d)           0(d)            N/A  (d)           N/A
                                                           (e)     19,839  (e)           0(e)            N/A  (e)           N/A
                                                           (f)          0  (f)           0(f)            N/A  (f)           N/A
                                                           (g)          0  (g)           0(g)            N/A  (g)           N/A
                                                           (h)          0  (h)           0(h)            N/A  (h)           N/A
                                                           (i)          0  (i)           0(i)            N/A  (i)           N/A
                                                           (j)          0  (j)           0(j)            N/A  (j)           N/A
                                                           (k)          0  (k)           0(k)            N/A  (k)           N/A
                                                           (l)          0  (l)           0(l)            N/A  (l)           N/A
                                                           (m)          0  (m)           0(m)            N/A  (m)           N/A
                                                           (n)          0  (n)           0(n)            N/A  (n)           N/A
                                                           (o)          0  (o)           0(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
MID-CAP GROWTH FUND (INCEPTION DATE JULY 15, 2004)

Beginning AUV                                              (a)    $10.057  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)    $10.057  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)    $10.057  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)    $10.057  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)    $10.057  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)    $10.057  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)    $10.057  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)    $10.057  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)    $10.057  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)    $10.057  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)    $10.057  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)    $10.057  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)    $10.057  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)    $10.057  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)    $10.057  (o)         N/A(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $11.061  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)    $11.045  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)    $11.030  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)    $11.040  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)    $11.026  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)    $11.045  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)    $11.028  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)    $11.023  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)    $11.014  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)    $11.009  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)    $11.038  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)    $11.022  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)    $11.017  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)    $11.007  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)    $11.003  (o)         N/A(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)          0  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)         72  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)          0  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)          0  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)          0  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)          0  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)          0  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)          0  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)          0  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)          0  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)          0  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)          0  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)          0  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)          0  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)          0  (o)         N/A(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
MID-CAP VALUE FUND (INCEPTION DATE JULY 15, 2004)

Beginning AUV                                              (a)    $10.040  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)    $10.040  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)    $10.040  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)    $10.040  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)    $10.040  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)    $10.040  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)    $10.040  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)    $10.040  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)    $10.040  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)    $10.040  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)    $10.040  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)    $10.040  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)    $10.040  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)    $10.040  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)    $10.040  (o)         N/A(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $11.320  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)    $11.303  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)    $11.288  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)    $11.298  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)    $11.283  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)    $11.303  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)    $11.286  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)    $11.281  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)    $11.271  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)    $11.266  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)    $11.296  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)    $11.279  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)    $11.274  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)    $11.265  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)    $11.260  (o)         N/A(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)        252  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)         70  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)          0  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)          0  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)          0  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)          0  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)          0  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)          0  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)          0  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)          0  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)          0  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)          0  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)          0  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)          0  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)          0  (o)         N/A(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
NOVA PORTFOLIO (INCEPTION DATE JULY 2, 2001)

Beginning AUV                                              (a)     $9.922  (a)      $7.229(a)        $11.405  (a)       $13.201
                                                           (b)     $9.813  (b)      $7.171(b)        $11.348  (b)       $13.155
                                                           (c)     $9.706  (c)      $7.113(c)        $11.291  (c)       $13.108
                                                           (d)    $10.527  (d)      $9.868(d)            N/A  (d)           N/A
                                                           (e)    $10.524  (e)      $9.868(e)            N/A  (e)           N/A
                                                           (f)    $10.527  (f)      $9.868(f)            N/A  (f)           N/A
                                                           (g)    $10.525  (g)      $9.868(g)            N/A  (g)           N/A
                                                           (h)    $10.524  (h)      $9.868(h)            N/A  (h)           N/A
                                                           (i)    $10.522  (i)      $9.868(i)            N/A  (i)           N/A
                                                           (j)    $10.522  (j)      $9.868(j)            N/A  (j)           N/A
                                                           (k)    $10.526  (k)      $9.868(k)            N/A  (k)           N/A
                                                           (l)    $10.523  (l)      $9.868(l)            N/A  (l)           N/A
                                                           (m)    $10.523  (m)      $9.868(m)            N/A  (m)           N/A
                                                           (n)    $10.521  (n)      $9.868(n)            N/A  (n)           N/A
                                                           (o)    $10.520  (o)      $9.868(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $11.214  (a)      $9.922(a)         $7.229  (a)       $11.405
                                                           (b)    $11.058  (b)      $9.813(b)         $7.171  (b)       $11.348
                                                           (c)    $10.904  (c)      $9.706(c)         $7.113  (c)       $11.291
                                                           (d)    $11.844  (d)     $10.527(d)            N/A  (d)           N/A
                                                           (e)    $11.806  (e)     $10.524(e)            N/A  (e)           N/A
                                                           (f)    $11.857  (f)     $10.527(f)            N/A  (f)           N/A
                                                           (g)    $11.812  (g)     $10.525(g)            N/A  (g)           N/A
                                                           (h)    $11.800  (h)     $10.524(h)            N/A  (h)           N/A
                                                           (i)    $11.774  (i)     $10.522(i)            N/A  (i)           N/A
                                                           (j)    $11.762  (j)     $10.522(j)            N/A  (j)           N/A
                                                           (k)    $11.838  (k)     $10.526(k)            N/A  (k)           N/A
                                                           (l)    $11.793  (l)     $10.523(l)            N/A  (l)           N/A
                                                           (m)    $11.781  (m)     $10.523(m)            N/A  (m)           N/A
                                                           (n)    $11.755  (n)     $10.521(n)            N/A  (n)           N/A
                                                           (o)    $11.743  (o)     $10.520(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)     12,733  (a)      18,103(a)         12,183  (a)        19,043
                                                           (b)      1,680  (b)       2,304(b)          2,640  (b)             0
                                                           (c)          0  (c)       3,470(c)              0  (c)         1,998
                                                           (d)      1,367  (d)           0(d)            N/A  (d)           N/A
                                                           (e)          0  (e)           0(e)            N/A  (e)           N/A
                                                           (f)          0  (f)           0(f)            N/A  (f)           N/A
                                                           (g)          0  (g)           0(g)            N/A  (g)           N/A
                                                           (h)          0  (h)           0(h)            N/A  (h)           N/A
                                                           (i)          0  (i)           0(i)            N/A  (i)           N/A
                                                           (j)          0  (j)           0(j)            N/A  (j)           N/A
                                                           (k)          0  (k)           0(k)            N/A  (k)           N/A
                                                           (l)          0  (l)           0(l)            N/A  (l)           N/A
                                                           (m)          0  (m)           0(m)            N/A  (m)           N/A
                                                           (n)          0  (n)           0(n)            N/A  (n)           N/A
                                                           (o)          0  (o)           0(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
OTC PORTFOLIO (INCEPTION DATE JULY 2, 2001)

Beginning AUV                                              (a)    $13.058  (a)      $9.106(a)        $15.102  (a)       $17.973
                                                           (b)    $12.914  (b)      $9.033(b)        $15.026  (b)       $17.910
                                                           (c)    $12.773  (c)      $8.960(c)        $14.951  (c)       $17.847
                                                           (d)    $10.211  (d)      $9.821(d)            N/A  (d)           N/A
                                                           (e)    $10.209  (e)      $9.821(e)            N/A  (e)           N/A
                                                           (f)    $10.212  (f)      $9.821(f)            N/A  (f)           N/A
                                                           (g)    $10.209  (g)      $9.821(g)            N/A  (g)           N/A
                                                           (h)    $10.209  (h)      $9.821(h)            N/A  (h)           N/A
                                                           (i)    $10.207  (i)      $9.821(i)            N/A  (i)           N/A
                                                           (j)    $10.206  (j)      $9.821(j)            N/A  (j)           N/A
                                                           (k)    $10.211  (k)      $9.821(k)            N/A  (k)           N/A
                                                           (l)    $10.208  (l)      $9.821(l)            N/A  (l)           N/A
                                                           (m)    $10.208  (m)      $9.821(m)            N/A  (m)           N/A
                                                           (n)    $10.206  (n)      $9.821(n)            N/A  (n)           N/A
                                                           (o)    $10.205  (o)      $9.821(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $14.079  (a)     $13.058(a)         $9.106  (a)       $15.102
                                                           (b)    $13.882  (b)     $12.914(b)         $9.033  (b)       $15.026
                                                           (c)    $13.689  (c)     $12.773(c)         $8.960  (c)       $14.951
                                                           (d)    $10.961  (d)     $10.211(d)            N/A  (d)           N/A
                                                           (e)    $10.925  (e)     $10.209(e)            N/A  (e)           N/A
                                                           (f)    $10.972  (f)     $10.212(f)            N/A  (f)           N/A
                                                           (g)    $10.931  (g)     $10.209(g)            N/A  (g)           N/A
                                                           (h)    $10.919  (h)     $10.209(h)            N/A  (h)           N/A
                                                           (i)    $10.896  (i)     $10.207(i)            N/A  (i)           N/A
                                                           (j)    $10.884  (j)     $10.206(j)            N/A  (j)           N/A
                                                           (k)    $10.955  (k)     $10.211(k)            N/A  (k)           N/A
                                                           (l)    $10.914  (l)     $10.208(l)            N/A  (l)           N/A
                                                           (m)    $10.902  (m)     $10.208(m)            N/A  (m)           N/A
                                                           (n)    $10.878  (n)     $10.206(n)            N/A  (n)           N/A
                                                           (o)    $10.867  (o)     $10.205(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)     42,444  (a)      25,945(a)         23,697  (a)        10,705
                                                           (b)      3,181  (b)       6,303(b)          3,704  (b)             0
                                                           (c)      4,798  (c)           0(c)          1,349  (c)         1,663
                                                           (d)      1,450  (d)           0(d)            N/A  (d)           N/A
                                                           (e)        270  (e)           0(e)            N/A  (e)           N/A
                                                           (f)          0  (f)           0(f)            N/A  (f)           N/A
                                                           (g)          0  (g)           0(g)            N/A  (g)           N/A
                                                           (h)          0  (h)           0(h)            N/A  (h)           N/A
                                                           (i)          0  (i)           0(i)            N/A  (i)           N/A
                                                           (j)          0  (j)           0(j)            N/A  (j)           N/A
                                                           (k)        821  (k)           0(k)            N/A  (k)           N/A
                                                           (l)          0  (l)           0(l)            N/A  (l)           N/A
                                                           (m)      2,474  (m)           0(m)            N/A  (m)           N/A
                                                           (n)          0  (n)           0(n)            N/A  (n)           N/A
                                                           (o)          0  (o)           0(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
PRECIOUS METALS FUND (INCEPTION DATE MAY 1, 2004)

Beginning AUV                                              (a)     $9.998  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)     $9.998  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)     $9.998  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)     $9.998  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)     $9.998  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)     $9.998  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)     $9.998  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)     $9.998  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)     $9.997  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)     $9.997  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)     $9.998  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)     $9.998  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)     $9.997  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)     $9.997  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)     $9.997  (o)         N/A(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $11.457  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)    $11.430  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)    $11.407  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)    $11.422  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)    $11.399  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)    $11.430  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)    $11.403  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)    $11.395  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)    $11.380  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)    $11.372  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)    $11.418  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)    $11.391  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)    $11.384  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)    $11.368  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)    $11.361  (o)         N/A(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)        271  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)        125  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)         35  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)      1,620  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)         80  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)          0  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)          0  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)          0  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)          0  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)          0  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)          0  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)          0  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)          0  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)          0  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)          0  (o)         N/A(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE FUND (INCEPTION DATE MAY 1, 2004)

Beginning AUV                                              (a)    $10.091  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)    $10.091  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)    $10.091  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)    $10.091  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)    $10.091  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)    $10.091  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)    $10.091  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)    $10.091  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)    $10.090  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)    $10.090  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)    $10.091  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)    $10.091  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)    $10.090  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)    $10.090  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)    $10.090  (o)         N/A(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $13.372  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)    $13.341  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)    $13.314  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)    $13.332  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)    $13.305  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)    $13.341  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)    $13.309  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)    $13.300  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)    $13.282  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)    $13.274  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)    $13.327  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)    $13.296  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)    $13.287  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)    $13.269  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)    $13.260  (o)         N/A(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)     30,962  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)         91  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)        264  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)         27  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)        313  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)          0  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)          0  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)          0  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)          0  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)          0  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)          0  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)          0  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)          0  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)          0  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)          0  (o)         N/A(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
RETAILING FUND (INCEPTION DATE MAY 1, 2004)

Beginning AUV                                              (a)     $9.991  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)     $9.991  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)     $9.990  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)     $9.990  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)     $9.990  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)     $9.991  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)     $9.990  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)     $9.990  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)     $9.990  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)     $9.990  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)     $9.990  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)     $9.990  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)     $9.990  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)     $9.990  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)     $9.990  (o)         N/A(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $10.665  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)    $10.639  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)    $10.618  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)    $10.632  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)    $10.611  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)    $10.639  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)    $10.614  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)    $10.607  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)    $10.593  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)    $10.586  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)    $10.629  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)    $10.604  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)    $10.597  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)    $10.582  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)    $10.575  (o)         N/A(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)          0  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)          0  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)          0  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)          0  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)          0  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)          0  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)          0  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)          0  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)          0  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)          0  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)          0  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)          0  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)          0  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)          0  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)          0  (o)         N/A(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
SECTOR ROTATION FUND (INCEPTION DATE MAY 1, 2003)

Beginning AUV                                              (a)    $12.498  (a)     $10.024(a)            N/A  (a)           N/A
                                                           (b)    $12.473  (b)     $10.024(b)            N/A  (b)           N/A
                                                           (c)    $12.448  (c)     $10.024(c)            N/A  (c)           N/A
                                                           (d)    $10.199  (d)      $9.858(d)            N/A  (d)           N/A
                                                           (e)    $10.197  (e)      $9.858(e)            N/A  (e)           N/A
                                                           (f)    $10.200  (f)      $9.858(f)            N/A  (f)           N/A
                                                           (g)    $10.197  (g)      $9.858(g)            N/A  (g)           N/A
                                                           (h)    $10.196  (h)      $9.858(h)            N/A  (h)           N/A
                                                           (i)    $10.195  (i)      $9.858(i)            N/A  (i)           N/A
                                                           (j)    $10.194  (j)      $9.858(j)            N/A  (j)           N/A
                                                           (k)    $10.198  (k)      $9.858(k)            N/A  (k)           N/A
                                                           (l)    $10.196  (l)      $9.858(l)            N/A  (l)           N/A
                                                           (m)    $10.195  (m)      $9.858(m)            N/A  (m)           N/A
                                                           (n)    $10.194  (n)      $9.858(n)            N/A  (n)           N/A
                                                           (o)    $10.193  (o)      $9.858(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $13.644  (a)     $12.498(a)            N/A  (a)           N/A
                                                           (b)    $13.575  (b)     $12.473(b)            N/A  (b)           N/A
                                                           (c)    $13.508  (c)     $12.448(c)            N/A  (c)           N/A
                                                           (d)    $11.084  (d)     $10.199(d)            N/A  (d)           N/A
                                                           (e)    $11.048  (e)     $10.197(e)            N/A  (e)           N/A
                                                           (f)    $11.096  (f)     $10.200(f)            N/A  (f)           N/A
                                                           (g)    $11.054  (g)     $10.197(g)            N/A  (g)           N/A
                                                           (h)    $11.042  (h)     $10.196(h)            N/A  (h)           N/A
                                                           (i)    $11.019  (i)     $10.195(i)            N/A  (i)           N/A
                                                           (j)    $11.007  (j)     $10.194(j)            N/A  (j)           N/A
                                                           (k)    $11.078  (k)     $10.198(k)            N/A  (k)           N/A
                                                           (l)    $11.036  (l)     $10.196(l)            N/A  (l)           N/A
                                                           (m)    $11.025  (m)     $10.195(m)            N/A  (m)           N/A
                                                           (n)    $11.001  (n)     $10.194(n)            N/A  (n)           N/A
                                                           (o)    $10.989  (o)     $10.193(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)      2,079  (a)           0(a)            N/A  (a)           N/A
                                                           (b)        287  (b)         287(b)            N/A  (b)           N/A
                                                           (c)          0  (c)           0(c)            N/A  (c)           N/A
                                                           (d)          0  (d)           0(d)            N/A  (d)           N/A
                                                           (e)          0  (e)           0(e)            N/A  (e)           N/A
                                                           (f)      2,148  (f)           0(f)            N/A  (f)           N/A
                                                           (g)          0  (g)           0(g)            N/A  (g)           N/A
                                                           (h)          0  (h)           0(h)            N/A  (h)           N/A
                                                           (i)          0  (i)           0(i)            N/A  (i)           N/A
                                                           (j)          0  (j)           0(j)            N/A  (j)           N/A
                                                           (k)          0  (k)           0(k)            N/A  (k)           N/A
                                                           (l)          0  (l)           0(l)            N/A  (l)           N/A
                                                           (m)          0  (m)           0(m)            N/A  (m)           N/A
                                                           (n)          0  (n)           0(n)            N/A  (n)           N/A
                                                           (o)          0  (o)           0(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
SMALL-CAP GROWTH (INCEPTION DATE JULY 15, 2004)

Beginning AUV                                              (a)    $10.056  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)    $10.056  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)    $10.056  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)    $10.056  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)    $10.056  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)    $10.056  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)    $10.056  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)    $10.056  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)    $10.056  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)    $10.056  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)    $10.056  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)    $10.056  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)    $10.056  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)    $10.056  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)    $10.056  (o)         N/A(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $11.531  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)    $11.513  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)    $11.498  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)    $11.508  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)    $11.493  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)    $11.513  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)    $11.496  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)    $11.491  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)    $11.481  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)    $11.476  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)    $11.506  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)    $11.489  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)    $11.484  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)    $11.475  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)    $11.470  (o)         N/A(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)      3,022  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)      1,109  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)        184  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)        218  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)          0  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)          0  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)          0  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)          0  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)          0  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)          0  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)          0  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)          0  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)          0  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)          0  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)          0  (o)         N/A(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
SMALL-CAP VALUE FUND (INCEPTION DATE JULY 15, 2004)

Beginning AUV                                              (a)    $10.043  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)    $10.043  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)    $10.043  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)    $10.043  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)    $10.043  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)    $10.043  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)    $10.043  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)    $10.043  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)    $10.043  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)    $10.043  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)    $10.043  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)    $10.043  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)    $10.043  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)    $10.043  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)    $10.043  (o)         N/A(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $11.498  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)    $11.481  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)    $11.466  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)    $11.476  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)    $11.461  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)    $11.481  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)    $11.463  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)    $11.458  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)    $11.449  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)    $11.444  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)    $11.474  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)    $11.457  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)    $11.452  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)    $11.442  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)    $11.437  (o)         N/A(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)     33,110  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)        133  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)         73  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)        213  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)        266  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)          0  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)          0  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)          0  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)          0  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)          0  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)          0  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)          0  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)          0  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)          0  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)          0  (o)         N/A(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY FUND (INCEPTION DATE MAY 1, 2004)

Beginning AUV                                              (a)     $9.844  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)     $9.844  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)     $9.843  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)     $9.844  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)     $9.843  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)     $9.844  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)     $9.843  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)     $9.843  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)     $9.843  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)     $9.843  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)     $9.844  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)     $9.843  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)     $9.843  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)     $9.843  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)     $9.843  (o)         N/A(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $10.463  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)    $10.438  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)    $10.417  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)    $10.431  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)    $10.410  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)    $10.438  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)    $10.414  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)    $10.407  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)    $10.393  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)    $10.386  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)    $10.428  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)    $10.403  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)    $10.396  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)    $10.382  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)    $10.375  (o)         N/A(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)          0  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)          0  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)          0  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)          0  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)          0  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)          0  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)          0  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)          0  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)          0  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)          0  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)          0  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)          0  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)          0  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)          0  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)          0  (o)         N/A(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS FUND (INCEPTION DATE MAY 1, 2004)

Beginning AUV                                              (a)     $9.887  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)     $9.886  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)     $9.886  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)     $9.886  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)     $9.886  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)     $9.886  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)     $9.886  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)     $9.886  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)     $9.886  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)     $9.885  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)     $9.886  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)     $9.886  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)     $9.886  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)     $9.885  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)     $9.885  (o)         N/A(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $10.829  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)    $10.804  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)    $10.782  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)    $10.796  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)    $10.775  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)    $10.804  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)    $10.778  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)    $10.771  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)    $10.756  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)    $10.749  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)    $10.793  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)    $10.767  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)    $10.760  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)    $10.746  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)    $10.738  (o)         N/A(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)      1,657  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)          0  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)          0  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)          0  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)          0  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)          0  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)          0  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)          0  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)          0  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)          0  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)          0  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)          0  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)          0  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)          0  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)          0  (o)         N/A(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
TITAN 500 FUND (INCEPTION DATE MAY 1, 2004)

Beginning AUV                                              (a)    $10.054  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)    $10.054  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)    $10.053  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)    $10.053  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)    $10.053  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)    $10.054  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)    $10.053  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)    $10.053  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)    $10.053  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)    $10.053  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)    $10.053  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)    $10.053  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)    $10.053  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)    $10.053  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)    $10.053  (o)         N/A(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $11.559  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)    $11.531  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)    $11.508  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)    $11.524  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)    $11.500  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)    $11.531  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)    $11.504  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)    $11.497  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)    $11.481  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)    $11.473  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)    $11.520  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)    $11.493  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)    $11.485  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)    $11.469  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)    $11.462  (o)         N/A(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)          0  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)          0  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)        120  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)          0  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)          0  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)          0  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)          0  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)          0  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)          0  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)          0  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)          0  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)          0  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)          0  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)          0  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)          0  (o)         N/A(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION FUND (INCEPTION DATE MAY 1, 2004)

Beginning AUV                                              (a)    $10.022  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)    $10.022  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)    $10.022  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)    $10.022  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)    $10.021  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)    $10.022  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)    $10.022  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)    $10.021  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)    $10.021  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)    $10.021  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)    $10.022  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)    $10.021  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)    $10.021  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)    $10.021  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)    $10.021  (o)         N/A(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $12.561  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)    $12.531  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)    $12.506  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)    $12.523  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)    $12.498  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)    $12.531  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)    $12.502  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)    $12.493  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)    $12.477  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)    $12.468  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)    $12.519  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)    $12.489  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)    $12.481  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)    $12.464  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)    $12.456  (o)         N/A(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)      5,902  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)          0  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)          0  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)          0  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)          0  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)          0  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)          0  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)          0  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)          0  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)          0  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)          0  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)          0  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)          0  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)          0  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)          0  (o)         N/A(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
URSA FUND (INCEPTION DATE MAY 1, 2003)

Beginning AUV                                              (a)     $8.019  (a)      $9.985(a)            N/A  (a)           N/A
                                                           (b)     $8.003  (b)      $9.985(b)            N/A  (b)           N/A
                                                           (c)     $7.987  (c)      $9.985(c)            N/A  (c)           N/A
                                                           (d)     $9.620  (d)     $10.066(d)            N/A  (d)           N/A
                                                           (e)     $9.618  (e)     $10.066(e)            N/A  (e)           N/A
                                                           (f)     $9.621  (f)     $10.066(f)            N/A  (f)           N/A
                                                           (g)     $9.618  (g)     $10.066(g)            N/A  (g)           N/A
                                                           (h)     $9.618  (h)     $10.066(h)            N/A  (h)           N/A
                                                           (i)     $9.616  (i)     $10.066(i)            N/A  (i)           N/A
                                                           (j)     $9.615  (j)     $10.066(j)            N/A  (j)           N/A
                                                           (k)     $9.620  (k)     $10.066(k)            N/A  (k)           N/A
                                                           (l)     $9.617  (l)     $10.066(l)            N/A  (l)           N/A
                                                           (m)     $9.617  (m)     $10.066(m)            N/A  (m)           N/A
                                                           (n)     $9.615  (n)     $10.066(n)            N/A  (n)           N/A
                                                           (o)     $9.614  (o)     $10.066(o)            N/A  (o)           N/A

Ending AUV                                                 (a)     $7.100  (a)      $8.019(a)            N/A  (a)           N/A
                                                           (b)     $7.064  (b)      $8.003(b)            N/A  (b)           N/A
                                                           (c)     $7.029  (c)      $7.987(c)            N/A  (c)           N/A
                                                           (d)     $8.479  (d)      $9.620(d)            N/A  (d)           N/A
                                                           (e)     $8.452  (e)      $9.618(e)            N/A  (e)           N/A
                                                           (f)     $8.488  (f)      $9.621(f)            N/A  (f)           N/A
                                                           (g)     $8.456  (g)      $9.618(g)            N/A  (g)           N/A
                                                           (h)     $8.447  (h)      $9.618(h)            N/A  (h)           N/A
                                                           (i)     $8.429  (i)      $9.616(i)            N/A  (i)           N/A
                                                           (j)     $8.420  (j)      $9.615(j)            N/A  (j)           N/A
                                                           (k)     $8.475  (k)      $9.620(k)            N/A  (k)           N/A
                                                           (l)     $8.443  (l)      $9.617(l)            N/A  (l)           N/A
                                                           (m)     $8.434  (m)      $9.617(m)            N/A  (m)           N/A
                                                           (n)     $8.416  (n)      $9.615(n)            N/A  (n)           N/A
                                                           (o)     $8.407  (o)      $9.614(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)      9,236  (a)       8,868(a)            N/A  (a)           N/A
                                                           (b)          0  (b)           0(b)            N/A  (b)           N/A
                                                           (c)        110  (c)           0(c)            N/A  (c)           N/A
                                                           (d)          0  (d)           0(d)            N/A  (d)           N/A
                                                           (e)          0  (e)           0(e)            N/A  (e)           N/A
                                                           (f)          0  (f)           0(f)            N/A  (f)           N/A
                                                           (g)          0  (g)           0(g)            N/A  (g)           N/A
                                                           (h)          0  (h)           0(h)            N/A  (h)           N/A
                                                           (i)          0  (i)           0(i)            N/A  (i)           N/A
                                                           (j)          0  (j)           0(j)            N/A  (j)           N/A
                                                           (k)          0  (k)           0(k)            N/A  (k)           N/A
                                                           (l)          0  (l)           0(l)            N/A  (l)           N/A
                                                           (m)          0  (m)           0(m)            N/A  (m)           N/A
                                                           (n)          0  (n)           0(n)            N/A  (n)           N/A
                                                           (o)          0  (o)           0(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT BOND FUND (INCEPTION DATE MAY 1, 2003)

Beginning AUV                                              (a)     $9.668  (a)      $9.985(a)            N/A  (a)           N/A
                                                           (b)     $9.648  (b)      $9.985(b)            N/A  (b)           N/A
                                                           (c)     $9.629  (c)      $9.985(c)            N/A  (c)           N/A
                                                           (d)    $10.185  (d)     $10.221(d)            N/A  (d)           N/A
                                                           (e)    $10.183  (e)     $10.221(e)            N/A  (e)           N/A
                                                           (f)    $10.186  (f)     $10.221(f)            N/A  (f)           N/A
                                                           (g)    $10.183  (g)     $10.221(g)            N/A  (g)           N/A
                                                           (h)    $10.183  (h)     $10.221(h)            N/A  (h)           N/A
                                                           (i)    $10.181  (i)     $10.221(i)            N/A  (i)           N/A
                                                           (j)    $10.180  (j)     $10.221(j)            N/A  (j)           N/A
                                                           (k)    $10.185  (k)     $10.221(k)            N/A  (k)           N/A
                                                           (l)    $10.182  (l)     $10.221(l)            N/A  (l)           N/A
                                                           (m)    $10.181  (m)     $10.221(m)            N/A  (m)           N/A
                                                           (n)    $10.180  (n)     $10.221(n)            N/A  (n)           N/A
                                                           (o)    $10.179  (o)     $10.221(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $10.336  (a)      $9.668(a)            N/A  (a)           N/A
                                                           (b)    $10.284  (b)      $9.648(b)            N/A  (b)           N/A
                                                           (c)    $10.232  (c)      $9.629(c)            N/A  (c)           N/A
                                                           (d)    $10.840  (d)     $10.185(d)            N/A  (d)           N/A
                                                           (e)    $10.805  (e)     $10.183(e)            N/A  (e)           N/A
                                                           (f)    $10.852  (f)     $10.186(f)            N/A  (f)           N/A
                                                           (g)    $10.811  (g)     $10.183(g)            N/A  (g)           N/A
                                                           (h)    $10.800  (h)     $10.183(h)            N/A  (h)           N/A
                                                           (i)    $10.776  (i)     $10.181(i)            N/A  (i)           N/A
                                                           (j)    $10.765  (j)     $10.180(j)            N/A  (j)           N/A
                                                           (k)    $10.835  (k)     $10.185(k)            N/A  (k)           N/A
                                                           (l)    $10.794  (l)     $10.182(l)            N/A  (l)           N/A
                                                           (m)    $10.782  (m)     $10.181(m)            N/A  (m)           N/A
                                                           (n)    $10.759  (n)     $10.180(n)            N/A  (n)           N/A
                                                           (o)    $10.747  (o)     $10.179(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)      1,929  (a)         298(a)            N/A  (a)           N/A
                                                           (b)        831  (b)         618(b)            N/A  (b)           N/A
                                                           (c)          0  (c)           0(c)            N/A  (c)           N/A
                                                           (d)        615  (d)           0(d)            N/A  (d)           N/A
                                                           (e)          0  (e)           0(e)            N/A  (e)           N/A
                                                           (f)          0  (f)           0(f)            N/A  (f)           N/A
                                                           (g)          0  (g)           0(g)            N/A  (g)           N/A
                                                           (h)          0  (h)           0(h)            N/A  (h)           N/A
                                                           (i)          0  (i)           0(i)            N/A  (i)           N/A
                                                           (j)          0  (j)           0(j)            N/A  (j)           N/A
                                                           (k)        844  (k)           0(k)            N/A  (k)           N/A
                                                           (l)          0  (l)           0(l)            N/A  (l)           N/A
                                                           (m)      2,543  (m)           0(m)            N/A  (m)           N/A
                                                           (n)          0  (n)           0(n)            N/A  (n)           N/A
                                                           (o)          0  (o)           0(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET PORTFOLIO (INCEPTION DATE
JULY 2, 2001)

Beginning AUV                                              (a)     $9.810  (a)      $9.947(a)        $10.040  (a)       $10.025
                                                           (b)     $9.731  (b)      $9.897(b)        $10.020  (b)       $10.019
                                                           (c)     $9.654  (c)      $9.847(c)        $10.000  (c)       $10.014
                                                           (d)     $9.986  (d)     $10.000(d)            N/A  (d)           N/A
                                                           (e)     $9.984  (e)     $10.000(e)            N/A  (e)           N/A
                                                           (f)     $9.987  (f)     $10.000(f)            N/A  (f)           N/A
                                                           (g)     $9.984  (g)     $10.000(g)            N/A  (g)           N/A
                                                           (h)     $9.984  (h)     $10.000(h)            N/A  (h)           N/A
                                                           (i)     $9.982  (i)     $10.000(i)            N/A  (i)           N/A
                                                           (j)     $9.982  (j)     $10.000(j)            N/A  (j)           N/A
                                                           (k)     $9.986  (k)     $10.000(k)            N/A  (k)           N/A
                                                           (l)     $9.983  (l)     $10.000(l)            N/A  (l)           N/A
                                                           (m)     $9.983  (m)     $10.000(m)            N/A  (m)           N/A
                                                           (n)     $9.981  (n)     $10.000(n)            N/A  (n)           N/A
                                                           (o)     $9.980  (o)     $10.000(o)            N/A  (o)           N/A

Ending AUV                                                 (a)     $9.696  (a)      $9.810(a)         $9.947  (a)       $10.040
                                                           (b)     $9.589  (b)      $9.731(b)         $9.897  (b)       $10.020
                                                           (c)     $9.484  (c)      $9.654(c)         $9.847  (c)       $10.000
                                                           (d)     $9.826  (d)      $9.986(d)            N/A  (d)           N/A
                                                           (e)     $9.794  (e)      $9.984(e)            N/A  (e)           N/A
                                                           (f)     $9.837  (f)      $9.987(f)            N/A  (f)           N/A
                                                           (g)     $9.800  (g)      $9.984(g)            N/A  (g)           N/A
                                                           (h)     $9.789  (h)      $9.984(h)            N/A  (h)           N/A
                                                           (i)     $9.768  (i)      $9.982(i)            N/A  (i)           N/A
                                                           (j)     $9.758  (j)      $9.982(j)            N/A  (j)           N/A
                                                           (k)     $9.821  (k)      $9.986(k)            N/A  (k)           N/A
                                                           (l)     $9.784  (l)      $9.983(l)            N/A  (l)           N/A
                                                           (m)     $9.773  (m)      $9.983(m)            N/A  (m)           N/A
                                                           (n)     $9.752  (n)      $9.981(n)            N/A  (n)           N/A
                                                           (o)     $9.742  (o)      $9.980(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)    202,954  (a)      13,587(a)         11,847  (a)         4,685
                                                           (b)      2,446  (b)         790(b)              0  (b)         9,907
                                                           (c)         74  (c)          75(c)              0  (c)             0
                                                           (d)          0  (d)           0(d)            N/A  (d)           N/A
                                                           (e)          0  (e)           0(e)            N/A  (e)           N/A
                                                           (f)          0  (f)           0(f)            N/A  (f)           N/A
                                                           (g)          0  (g)           0(g)            N/A  (g)           N/A
                                                           (h)          0  (h)           0(h)            N/A  (h)           N/A
                                                           (i)          0  (i)           0(i)            N/A  (i)           N/A
                                                           (j)          0  (j)           0(j)            N/A  (j)           N/A
                                                           (k)          0  (k)           0(k)            N/A  (k)           N/A
                                                           (l)          0  (l)           0(l)            N/A  (l)           N/A
                                                           (m)          0  (m)           0(m)            N/A  (m)           N/A
                                                           (n)          0  (n)           0(n)            N/A  (n)           N/A
                                                           (o)          0  (o)           0(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
UTILITIES FUND (INCEPTION DATE MAY 1, 2004)

Beginning AUV                                              (a)    $10.058  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)    $10.058  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)    $10.057  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)    $10.058  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)    $10.057  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)    $10.058  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)    $10.057  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)    $10.057  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)    $10.057  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)    $10.057  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)    $10.058  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)    $10.057  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)    $10.057  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)    $10.057  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)    $10.057  (o)         N/A(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $11.529  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)    $11.502  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)    $11.478  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)    $11.494  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)    $11.471  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)    $11.502  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)    $11.474  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)    $11.467  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)    $11.451  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)    $11.444  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)    $11.490  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)    $11.463  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)    $11.455  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)    $11.440  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)    $11.432  (o)         N/A(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)     15,412  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)          0  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)          0  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)          0  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)          0  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)          0  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)          0  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)          0  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)          0  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)          0  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)          0  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)          0  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)          0  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)          0  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)          0  (o)         N/A(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
VELOCITY 100 FUND (INCEPTION DATE MAY 1, 2004)

Beginning AUV                                              (a)     $9.767  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)     $9.767  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)     $9.766  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)     $9.767  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)     $9.766  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)     $9.767  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)     $9.766  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)     $9.766  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)     $9.766  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)     $9.766  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)     $9.766  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)     $9.766  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)     $9.766  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)     $9.766  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)     $9.766  (o)         N/A(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $12.111  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)    $12.082  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)    $12.058  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)    $12.074  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)    $12.050  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)    $12.082  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)    $12.054  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)    $12.045  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)    $12.029  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)    $12.021  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)    $12.070  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)    $12.041  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)    $12.033  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)    $12.017  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)    $12.009  (o)         N/A(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)     22,758  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)     11,650  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)        104  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)          0  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)          0  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)          0  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)          0  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)          0  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)          0  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)          0  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)          0  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)          0  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)          0  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)          0  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)          0  (o)         N/A(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC:

ALL CAP FUND (INCEPTION DATE MAY 1, 2004)

Beginning AUV                                              (a)    $10.069  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)    $10.069  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)    $10.069  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)    $10.069  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)    $10.068  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)    $10.069  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)    $10.069  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)    $10.068  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)    $10.068  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)    $10.068  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)    $10.069  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)    $10.068  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)    $10.068  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)    $10.068  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)    $10.068  (o)         N/A(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $10.698  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)    $10.673  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)    $10.651  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)    $10.666  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)    $10.644  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)    $10.673  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)    $10.648  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)    $10.641  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)    $10.626  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)    $10.619  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)    $10.662  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)    $10.637  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)    $10.630  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)    $10.616  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)    $10.609  (o)         N/A(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)        346  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)          0  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)         50  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)      2,183  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)          0  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)          0  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)          0  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)          0  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)          0  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)          0  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)          0  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)          0  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)          0  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)          0  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)          0  (o)         N/A(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH FUND (INCEPTION DATE MAY 1, 2004) *

Beginning AUV                                              (a)     $9.913  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)     $9.913  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)     $9.912  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)     $9.913  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)     $9.912  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)     $9.913  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)     $9.912  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)     $9.912  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)     $9.912  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)     $9.912  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)     $9.913  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)     $9.912  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)     $9.912  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)     $9.912  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)     $9.912  (o)         N/A(o)            N/A  (o)           N/A

Ending AUV                                                 (a)     $9.923  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)     $9.900  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)     $9.880  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)     $9.893  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)     $9.873  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)     $9.900  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)     $9.876  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)     $9.870  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)     $9.856  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)     $9.850  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)     $9.890  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)     $9.866  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)     $9.860  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)     $9.846  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)     $9.840  (o)         N/A(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)        110  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)        168  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)          0  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)        567  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)          0  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)          0  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)          0  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)          0  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)          0  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)          0  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)          0  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)          0  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)          0  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)          0  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)          0  (o)         N/A(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
STRATEGIC BOND FUND (INCEPTION DATE MAY 1, 2004)

Beginning AUV                                              (a)     $9.998  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)     $9.998  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)     $9.998  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)     $9.998  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)     $9.998  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)     $9.998  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)     $9.998  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)     $9.998  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)     $9.997  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)     $9.997  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)     $9.998  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)     $9.998  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)     $9.997  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)     $9.997  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)     $9.997  (o)         N/A(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $10.613  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)    $10.588  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)    $10.567  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)    $10.581  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)    $10.560  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)    $10.588  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)    $10.563  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)    $10.556  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)    $10.542  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)    $10.535  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)    $10.578  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)    $10.553  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)    $10.546  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)    $10.531  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)    $10.524  (o)         N/A(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)      2,811  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)          0  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)      4,027  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)      3,129  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)          0  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)          0  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)          0  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)          0  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)          0  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)          0  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)          0  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)          0  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)          0  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)          0  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)          0  (o)         N/A(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN FUND(INCEPTION DATE MAY 1, 2004)

Beginning AUV                                              (a)    $10.017  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)    $10.016  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)    $10.016  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)    $10.016  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)    $10.016  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)    $10.016  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)    $10.016  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)    $10.016  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)    $10.016  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)    $10.016  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)    $10.016  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)    $10.016  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)    $10.016  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)    $10.016  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)    $10.015  (o)         N/A(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $10.594  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)    $10.569  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)    $10.548  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)    $10.562  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)    $10.541  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)    $10.569  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)    $10.544  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)    $10.537  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)    $10.523  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)    $10.516  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)    $10.559  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)    $10.534  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)    $10.527  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)    $10.513  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)    $10.505  (o)         N/A(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)         22  (a)         N/A(a)            N/A  (a)           N/A
                                                           (b)          0  (b)         N/A(b)            N/A  (b)           N/A
                                                           (c)          0  (c)         N/A(c)            N/A  (c)           N/A
                                                           (d)          0  (d)         N/A(d)            N/A  (d)           N/A
                                                           (e)          0  (e)         N/A(e)            N/A  (e)           N/A
                                                           (f)          0  (f)         N/A(f)            N/A  (f)           N/A
                                                           (g)          0  (g)         N/A(g)            N/A  (g)           N/A
                                                           (h)          0  (h)         N/A(h)            N/A  (h)           N/A
                                                           (i)          0  (i)         N/A(i)            N/A  (i)           N/A
                                                           (j)          0  (j)         N/A(j)            N/A  (j)           N/A
                                                           (k)          0  (k)         N/A(k)            N/A  (k)           N/A
                                                           (l)          0  (l)         N/A(l)            N/A  (l)           N/A
                                                           (m)          0  (m)         N/A(m)            N/A  (m)           N/A
                                                           (n)          0  (n)         N/A(n)            N/A  (n)           N/A
                                                           (o)          0  (o)         N/A(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS, INC.:

COMMUNICATIONS AND INFORMATION PORTFOLIO (INCEPTION DATE
JULY 2, 2001)

Beginning AUV                                              (a)     $5.129  (a)      $3.610(a)         $5.742  (a)        $6.165
                                                           (b)     $5.072  (b)      $3.581(b)         $5.713  (b)        $6.143
                                                           (c)     $5.017  (c)      $3.553(c)         $5.684  (c)        $6.121
                                                           (d)    $10.163  (d)      $9.867(d)            N/A  (d)           N/A
                                                           (e)    $10.161  (e)      $9.867(e)            N/A  (e)           N/A
                                                           (f)    $10.164  (f)      $9.867(f)            N/A  (f)           N/A
                                                           (g)    $10.161  (g)      $9.867(g)            N/A  (g)           N/A
                                                           (h)    $10.160  (h)      $9.867(h)            N/A  (h)           N/A
                                                           (i)    $10.159  (i)      $9.867(i)            N/A  (i)           N/A
                                                           (j)    $10.158  (j)      $9.867(j)            N/A  (j)           N/A
                                                           (k)    $10.163  (k)      $9.867(k)            N/A  (k)           N/A
                                                           (l)    $10.160  (l)      $9.867(l)            N/A  (l)           N/A
                                                           (m)    $10.159  (m)      $9.867(m)            N/A  (m)           N/A
                                                           (n)    $10.158  (n)      $9.867(n)            N/A  (n)           N/A
                                                           (o)    $10.157  (o)      $9.867(o)            N/A  (o)           N/A

Ending AUV                                                 (a)     $5.606  (a)      $5.129(a)         $3.610  (a)        $5.742
                                                           (b)     $5.528  (b)      $5.072(b)         $3.581  (b)        $5.713
                                                           (c)     $5.451  (c)      $5.017(c)         $3.553  (c)        $5.684
                                                           (d)    $11.060  (d)     $10.163(d)            N/A  (d)           N/A
                                                           (e)    $11.024  (e)     $10.161(e)            N/A  (e)           N/A
                                                           (f)    $11.071  (f)     $10.164(f)            N/A  (f)           N/A
                                                           (g)    $11.030  (g)     $10.161(g)            N/A  (g)           N/A
                                                           (h)    $11.018  (h)     $10.160(h)            N/A  (h)           N/A
                                                           (i)    $10.994  (i)     $10.159(i)            N/A  (i)           N/A
                                                           (j)    $10.982  (j)     $10.158(j)            N/A  (j)           N/A
                                                           (k)    $11.054  (k)     $10.163(k)            N/A  (k)           N/A
                                                           (l)    $11.012  (l)     $10.160(l)            N/A  (l)           N/A
                                                           (m)    $11.000  (m)     $10.159(m)            N/A  (m)           N/A
                                                           (n)    $10.977  (n)     $10.158(n)            N/A  (n)           N/A
                                                           (o)    $10.965  (o)     $10.157(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)     42,356  (a)      19,734(a)         17,714  (a)         8,224
                                                           (b)      2,366  (b)       3,786(b)          1,298  (b)             0
                                                           (c)        284  (c)          62(c)          4,509  (c)         2,587
                                                           (d)        264  (d)           0(d)            N/A  (d)           N/A
                                                           (e)        377  (e)           0(e)            N/A  (e)           N/A
                                                           (f)          0  (f)           0(f)            N/A  (f)           N/A
                                                           (g)          0  (g)           0(g)            N/A  (g)           N/A
                                                           (h)          0  (h)           0(h)            N/A  (h)           N/A
                                                           (i)          0  (i)           0(i)            N/A  (i)           N/A
                                                           (j)          0  (j)           0(j)            N/A  (j)           N/A
                                                           (k)          0  (k)           0(k)            N/A  (k)           N/A
                                                           (l)          0  (l)           0(l)            N/A  (l)           N/A
                                                           (m)          0  (m)           0(m)            N/A  (m)           N/A
                                                           (n)          0  (n)           0(n)            N/A  (n)           N/A
                                                           (o)          0  (o)           0(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
GLOBAL TECHNOLOGY PORTFOLIO (INCEPTION DATE JULY 2, 2001)

Beginning AUV                                              (a)     $4.658  (a)      $3.472(a)         $5.162  (a)        $5.836
                                                           (b)     $4.607  (b)      $3.444(b)         $5.136  (b)        $5.815
                                                           (c)     $4.557  (c)      $3.417(c)         $5.110  (c)        $5.794
                                                           (d)    $10.028  (d)      $9.857(d)            N/A  (d)           N/A
                                                           (e)    $10.026  (e)      $9.857(e)            N/A  (e)           N/A
                                                           (f)    $10.029  (f)      $9.857(f)            N/A  (f)           N/A
                                                           (g)    $10.026  (g)      $9.857(g)            N/A  (g)           N/A
                                                           (h)    $10.026  (h)      $9.857(h)            N/A  (h)           N/A
                                                           (i)    $10.024  (i)      $9.857(i)            N/A  (i)           N/A
                                                           (j)    $10.023  (j)      $9.857(j)            N/A  (j)           N/A
                                                           (k)    $10.028  (k)      $9.857(k)            N/A  (k)           N/A
                                                           (l)    $10.025  (l)      $9.857(l)            N/A  (l)           N/A
                                                           (m)    $10.024  (m)      $9.857(m)            N/A  (m)           N/A
                                                           (n)    $10.023  (n)      $9.857(n)            N/A  (n)           N/A
                                                           (o)    $10.022  (o)      $9.857(o)            N/A  (o)           N/A

Ending AUV                                                 (a)     $4.769  (a)      $4.658(a)         $3.472  (a)        $5.162
                                                           (b)     $4.703  (b)      $4.607(b)         $3.444  (b)        $5.136
                                                           (c)     $4.637  (c)      $4.557(c)         $3.417  (c)        $5.110
                                                           (d)    $10.221  (d)     $10.028(d)            N/A  (d)           N/A
                                                           (e)    $10.188  (e)     $10.026(e)            N/A  (e)           N/A
                                                           (f)    $10.232  (f)     $10.029(f)            N/A  (f)           N/A
                                                           (g)    $10.194  (g)     $10.026(g)            N/A  (g)           N/A
                                                           (h)    $10.183  (h)     $10.026(h)            N/A  (h)           N/A
                                                           (i)    $10.161  (i)     $10.024(i)            N/A  (i)           N/A
                                                           (j)    $10.150  (j)     $10.023(j)            N/A  (j)           N/A
                                                           (k)    $10.216  (k)     $10.028(k)            N/A  (k)           N/A
                                                           (l)    $10.177  (l)     $10.025(l)            N/A  (l)           N/A
                                                           (m)    $10.166  (m)     $10.024(m)            N/A  (m)           N/A
                                                           (n)    $10.144  (n)     $10.023(n)            N/A  (n)           N/A
                                                           (o)    $10.133  (o)     $10.022(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)      6,971  (a)       4,237(a)            375  (a)        11,243
                                                           (b)      3,481  (b)       8,252(b)          5,515  (b)             0
                                                           (c)          0  (c)           0(c)            652  (c)         4,973
                                                           (d)          0  (d)           0(d)            N/A  (d)           N/A
                                                           (e)          0  (e)           0(e)            N/A  (e)           N/A
                                                           (f)      2,009  (f)           0(f)            N/A  (f)           N/A
                                                           (g)          0  (g)           0(g)            N/A  (g)           N/A
                                                           (h)          0  (h)           0(h)            N/A  (h)           N/A
                                                           (i)          0  (i)           0(i)            N/A  (i)           N/A
                                                           (j)          0  (j)           0(j)            N/A  (j)           N/A
                                                           (k)          0  (k)           0(k)            N/A  (k)           N/A
                                                           (l)          0  (l)           0(l)            N/A  (l)           N/A
                                                           (m)          0  (m)           0(m)            N/A  (m)           N/A
                                                           (n)          0  (n)           0(n)            N/A  (n)           N/A
                                                           (o)          0  (o)           0(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE FUND

OPPORTUNITY FUND (INCEPTION DATE JULY 2, 2001)****:

Beginning AUV                                              (a)    $14.093  (a)     $10.431(a)        $14.455  (a)       $15.154
                                                           (b)    $13.917  (b)     $10.332(b)        $14.361  (b)       $15.078
                                                           (c)    $13.744  (c)     $10.234(c)        $14.267  (c)       $15.002
                                                           (d)    $10.280  (d)      $9.935(d)            N/A  (d)           N/A
                                                           (e)    $10.278  (e)      $9.935(e)            N/A  (e)           N/A
                                                           (f)    $10.281  (f)      $9.935(f)            N/A  (f)           N/A
                                                           (g)    $10.278  (g)      $9.935(g)            N/A  (g)           N/A
                                                           (h)    $10.277  (h)      $9.935(h)            N/A  (h)           N/A
                                                           (i)    $10.276  (i)      $9.935(i)            N/A  (i)           N/A
                                                           (j)    $10.275  (j)      $9.935(j)            N/A  (j)           N/A
                                                           (k)    $10.280  (k)      $9.935(k)            N/A  (k)           N/A
                                                           (l)    $10.277  (l)      $9.935(l)            N/A  (l)           N/A
                                                           (m)    $10.276  (m)      $9.935(m)            N/A  (m)           N/A
                                                           (n)    $10.275  (n)      $9.935(n)            N/A  (n)           N/A
                                                           (o)    $10.274  (o)      $9.935(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $16.428  (a)     $14.093(a)        $10.431  (a)       $14.455
                                                           (b)    $16.174  (b)     $13.917(b)        $10.332  (b)       $14.361
                                                           (c)    $15.925  (c)     $13.744(c)        $10.234  (c)       $14.267
                                                           (d)    $11.930  (d)     $10.280(d)            N/A  (d)           N/A
                                                           (e)    $11.891  (e)     $10.278(e)            N/A  (e)           N/A
                                                           (f)    $11.943  (f)     $10.281(f)            N/A  (f)           N/A
                                                           (g)    $11.898  (g)     $10.278(g)            N/A  (g)           N/A
                                                           (h)    $11.885  (h)     $10.277(h)            N/A  (h)           N/A
                                                           (i)    $11.859  (i)     $10.276(i)            N/A  (i)           N/A
                                                           (j)    $11.847  (j)     $10.275(j)            N/A  (j)           N/A
                                                           (k)    $11.923  (k)     $10.280(k)            N/A  (k)           N/A
                                                           (l)    $11.878  (l)     $10.277(l)            N/A  (l)           N/A
                                                           (m)    $11.866  (m)     $10.276(m)            N/A  (m)           N/A
                                                           (n)    $11.840  (n)     $10.275(n)            N/A  (n)           N/A
                                                           (o)    $11.827  (o)     $10.274(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)     33,695  (a)      20,034(a)         28,632  (a)         1,089
                                                           (b)      3,244  (b)       4,120(b)          4,342  (b)            88
                                                           (c)      4,627  (c)       1,246(c)          4,525  (c)         2,119
                                                           (d)      5,396  (d)           0(d)            N/A  (d)           N/A
                                                           (e)      3,282  (e)           5(e)            N/A  (e)           N/A
                                                           (f)          0  (f)           0(f)            N/A  (f)           N/A
                                                           (g)          0  (g)           0(g)            N/A  (g)           N/A
                                                           (h)          0  (h)           0(h)            N/A  (h)           N/A
                                                           (i)          0  (i)           0(i)            N/A  (i)           N/A
                                                           (j)          0  (j)           0(j)            N/A  (j)           N/A
                                                           (k)          0  (k)           0(k)            N/A  (k)           N/A
                                                           (l)          0  (l)           0(l)            N/A  (l)           N/A
                                                           (m)          0  (m)           0(m)            N/A  (m)           N/A
                                                           (n)          0  (n)           0(n)            N/A  (n)           N/A
                                                           (o)          0  (o)           0(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VARIABLE SERIES TRUST:

VALUE PORTFOLIO (INCEPTION DATE MAY 1, 2003)

Beginning AUV                                              (a)    $13.744  (a)     $10.000(a)            N/A  (a)           N/A
                                                           (b)    $13.716  (b)     $10.000(b)            N/A  (b)           N/A
                                                           (c)    $13.689  (c)     $10.000(c)            N/A  (c)           N/A
                                                           (d)    $10.245  (d)      $9.911(d)            N/A  (d)           N/A
                                                           (e)    $10.243  (e)      $9.911(e)            N/A  (e)           N/A
                                                           (f)    $10.246  (f)      $9.911(f)            N/A  (f)           N/A
                                                           (g)    $10.244  (g)      $9.911(g)            N/A  (g)           N/A
                                                           (h)    $10.243  (h)      $9.911(h)            N/A  (h)           N/A
                                                           (i)    $10.241  (i)      $9.911(i)            N/A  (i)           N/A
                                                           (j)    $10.241  (j)      $9.911(j)            N/A  (j)           N/A
                                                           (k)    $10.245  (k)      $9.911(k)            N/A  (k)           N/A
                                                           (l)    $10.242  (l)      $9.911(l)            N/A  (l)           N/A
                                                           (m)    $10.242  (m)      $9.911(m)            N/A  (m)           N/A
                                                           (n)    $10.240  (n)      $9.911(n)            N/A  (n)           N/A
                                                           (o)    $10.239  (o)      $9.911(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $16.249  (a)     $13.744(a)            N/A  (a)           N/A
                                                           (b)    $16.167  (b)     $13.716(b)            N/A  (b)           N/A
                                                           (c)    $16.086  (c)     $13.689(c)            N/A  (c)           N/A
                                                           (d)    $12.058  (d)     $10.245(d)            N/A  (d)           N/A
                                                           (e)    $12.019  (e)     $10.243(e)            N/A  (e)           N/A
                                                           (f)    $12.071  (f)     $10.246(f)            N/A  (f)           N/A
                                                           (g)    $12.026  (g)     $10.244(g)            N/A  (g)           N/A
                                                           (h)    $12.013  (h)     $10.243(h)            N/A  (h)           N/A
                                                           (i)    $11.987  (i)     $10.241(i)            N/A  (i)           N/A
                                                           (j)    $11.974  (j)     $10.241(j)            N/A  (j)           N/A
                                                           (k)    $12.052  (k)     $10.245(k)            N/A  (k)           N/A
                                                           (l)    $12.006  (l)     $10.242(l)            N/A  (l)           N/A
                                                           (m)    $11.993  (m)     $10.242(m)            N/A  (m)           N/A
                                                           (n)    $11.968  (n)     $10.240(n)            N/A  (n)           N/A
                                                           (o)    $11.955  (o)     $10.239(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)      8,853  (a)       4,526(a)            N/A  (a)           N/A
                                                           (b)        253  (b)         878(b)            N/A  (b)           N/A
                                                           (c)      1,859  (c)           0(c)            N/A  (c)           N/A
                                                           (d)      4,316  (d)           0(d)            N/A  (d)           N/A
                                                           (e)      8,514  (e)           0(e)            N/A  (e)           N/A
                                                           (f)          0  (f)           0(f)            N/A  (f)           N/A
                                                           (g)          0  (g)           0(g)            N/A  (g)           N/A
                                                           (h)          0  (h)           0(h)            N/A  (h)           N/A
                                                           (i)          0  (i)           0(i)            N/A  (i)           N/A
                                                           (j)          0  (j)           0(j)            N/A  (j)           N/A
                                                           (k)          0  (k)           0(k)            N/A  (k)           N/A
                                                           (l)          0  (l)           0(l)            N/A  (l)           N/A
                                                           (m)          0  (m)           0(m)            N/A  (m)           N/A
                                                           (n)          0  (n)           0(n)            N/A  (n)           N/A
                                                           (o)          0  (o)           0(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST:

WORLDWIDE ABSOLUTE RETURN  FUND (INCEPTION DATE MAY 1,
2003)

Beginning AUV                                              (a)     $9.926  (a)     $10.000(a)            N/A  (a)           N/A
                                                           (b)     $9.906  (b)     $10.000(b)            N/A  (b)           N/A
                                                           (c)     $9.886  (c)     $10.000(c)            N/A  (c)           N/A
                                                           (d)     $9.947  (d)     $10.009(d)            N/A  (d)           N/A
                                                           (e)     $9.944  (e)     $10.009(e)            N/A  (e)           N/A
                                                           (f)     $9.947  (f)     $10.009(f)            N/A  (f)           N/A
                                                           (g)     $9.945  (g)     $10.009(g)            N/A  (g)           N/A
                                                           (h)     $9.944  (h)     $10.009(h)            N/A  (h)           N/A
                                                           (i)     $9.943  (i)     $10.009(i)            N/A  (i)           N/A
                                                           (j)     $9.942  (j)     $10.009(j)            N/A  (j)           N/A
                                                           (k)     $9.946  (k)     $10.009(k)            N/A  (k)           N/A
                                                           (l)     $9.944  (l)     $10.009(l)            N/A  (l)           N/A
                                                           (m)     $9.943  (m)     $10.009(m)            N/A  (m)           N/A
                                                           (n)     $9.941  (n)     $10.009(n)            N/A  (n)           N/A
                                                           (o)     $9.941  (o)     $10.009(o)            N/A  (o)           N/A

Ending AUV                                                 (a)     $9.759  (a)      $9.926(a)            N/A  (a)           N/A
                                                           (b)     $9.710  (b)      $9.906(b)            N/A  (b)           N/A
                                                           (c)     $9.661  (c)      $9.886(c)            N/A  (c)           N/A
                                                           (d)     $9.735  (d)      $9.947(d)            N/A  (d)           N/A
                                                           (e)     $9.703  (e)      $9.944(e)            N/A  (e)           N/A
                                                           (f)     $9.745  (f)      $9.947(f)            N/A  (f)           N/A
                                                           (g)     $9.709  (g)      $9.945(g)            N/A  (g)           N/A
                                                           (h)     $9.698  (h)      $9.944(h)            N/A  (h)           N/A
                                                           (i)     $9.677  (i)      $9.943(i)            N/A  (i)           N/A
                                                           (j)     $9.667  (j)      $9.942(j)            N/A  (j)           N/A
                                                           (k)     $9.730  (k)      $9.946(k)            N/A  (k)           N/A
                                                           (l)     $9.693  (l)      $9.944(l)            N/A  (l)           N/A
                                                           (m)     $9.683  (m)      $9.943(m)            N/A  (m)           N/A
                                                           (n)     $9.662  (n)      $9.941(n)            N/A  (n)           N/A
                                                           (o)     $9.651  (o)      $9.941(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)      2,470  (a)           0(a)            N/A  (a)           N/A
                                                           (b)      2,965  (b)         847(b)            N/A  (b)           N/A
                                                           (c)      3,890  (c)           0(c)            N/A  (c)           N/A
                                                           (d)      1,861  (d)           0(d)            N/A  (d)           N/A
                                                           (e)        601  (e)           0(e)            N/A  (e)           N/A
                                                           (f)          0  (f)           0(f)            N/A  (f)           N/A
                                                           (g)        101  (g)           0(g)            N/A  (g)           N/A
                                                           (h)          0  (h)           0(h)            N/A  (h)           N/A
                                                           (i)          0  (i)           0(i)            N/A  (i)           N/A
                                                           (j)          0  (j)           0(j)            N/A  (j)           N/A
                                                           (k)          0  (k)           0(k)            N/A  (k)           N/A
                                                           (l)          0  (l)           0(l)            N/A  (l)           N/A
                                                           (m)          0  (m)           0(m)            N/A  (m)           N/A
                                                           (n)          0  (n)           0(n)            N/A  (n)           N/A
                                                           (o)          0  (o)           0(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE BOND FUND (INCEPTION DATE JULY 2, 2001)

Beginning AUV                                              (a)    $13.153  (a)     $11.288(a)         $9.409  (a)        $9.264
                                                           (b)    $12.989  (b)     $11.181(b)         $9.348  (b)        $9.217
                                                           (c)    $12.828  (c)     $11.075(c)         $9.287  (c)        $9.171
                                                           (d)    $10.304  (d)     $10.077(d)            N/A  (d)           N/A
                                                           (e)    $10.301  (e)     $10.077(e)            N/A  (e)           N/A
                                                           (f)    $10.305  (f)     $10.077(f)            N/A  (f)           N/A
                                                           (g)    $10.302  (g)     $10.077(g)            N/A  (g)           N/A
                                                           (h)    $10.301  (h)     $10.077(h)            N/A  (h)           N/A
                                                           (i)    $10.300  (i)     $10.077(i)            N/A  (i)           N/A
                                                           (j)    $10.299  (j)     $10.077(j)            N/A  (j)           N/A
                                                           (k)    $10.303  (k)     $10.077(k)            N/A  (k)           N/A
                                                           (l)    $10.301  (l)     $10.077(l)            N/A  (l)           N/A
                                                           (m)    $10.300  (m)     $10.077(m)            N/A  (m)           N/A
                                                           (n)    $10.298  (n)     $10.077(n)            N/A  (n)           N/A
                                                           (o)    $10.298  (o)     $10.077(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $14.156  (a)     $13.153(a)        $11.288  (a)        $9.409
                                                           (b)    $13.938  (b)     $12.989(b)        $11.181  (b)        $9.348
                                                           (c)    $13.723  (c)     $12.828(c)        $11.075  (c)        $9.287
                                                           (d)    $11.040  (d)     $10.304(d)            N/A  (d)           N/A
                                                           (e)    $11.004  (e)     $10.301(e)            N/A  (e)           N/A
                                                           (f)    $11.052  (f)     $10.305(f)            N/A  (f)           N/A
                                                           (g)    $11.010  (g)     $10.302(g)            N/A  (g)           N/A
                                                           (h)    $10.998  (h)     $10.301(h)            N/A  (h)           N/A
                                                           (i)    $10.975  (i)     $10.300(i)            N/A  (i)           N/A
                                                           (j)    $10.963  (j)     $10.299(j)            N/A  (j)           N/A
                                                           (k)    $11.034  (k)     $10.303(k)            N/A  (k)           N/A
                                                           (l)    $10.993  (l)     $10.301(l)            N/A  (l)           N/A
                                                           (m)    $10.981  (m)     $10.300(m)            N/A  (m)           N/A
                                                           (n)    $10.957  (n)     $10.298(n)            N/A  (n)           N/A
                                                           (o)    $10.945  (o)     $10.298(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)     10,546  (a)       8,489(a)         28,523  (a)            21
                                                           (b)      6,137  (b)       3,764(b)            334  (b)             0
                                                           (c)      1,225  (c)       1,106(c)            769  (c)           769
                                                           (d)         99  (d)           0(d)            N/A  (d)           N/A
                                                           (e)        596  (e)           0(e)            N/A  (e)           N/A
                                                           (f)          0  (f)           0(f)            N/A  (f)           N/A
                                                           (g)          0  (g)           0(g)            N/A  (g)           N/A
                                                           (h)          0  (h)           0(h)            N/A  (h)           N/A
                                                           (i)          0  (i)           0(i)            N/A  (i)           N/A
                                                           (j)          0  (j)           0(j)            N/A  (j)           N/A
                                                           (k)          0  (k)           0(k)            N/A  (k)           N/A
                                                           (l)          0  (l)           0(l)            N/A  (l)           N/A
                                                           (m)      1,056  (m)           0(m)            N/A  (m)           N/A
                                                           (n)          0  (n)           0(n)            N/A  (n)           N/A
                                                           (o)          0  (o)           0(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE EMERGING MARKETS FUND (INCEPTION DATE JULY 2,
2001)

Beginning AUV                                              (a)    $10.747  (a)      $7.068(a)         $7.382  (a)        $7.544
                                                           (b)    $10.613  (b)      $7.001(b)         $7.334  (b)        $7.506
                                                           (c)    $10.481  (c)      $6.934(c)         $7.286  (c)        $7.468
                                                           (d)    $10.569  (d)      $9.930(d)            N/A  (d)           N/A
                                                           (e)    $10.567  (e)      $9.930(e)            N/A  (e)           N/A
                                                           (f)    $10.570  (f)      $9.930(f)            N/A  (f)           N/A
                                                           (g)    $10.567  (g)      $9.930(g)            N/A  (g)           N/A
                                                           (h)    $10.567  (h)      $9.930(h)            N/A  (h)           N/A
                                                           (i)    $10.565  (i)      $9.930(i)            N/A  (i)           N/A
                                                           (j)    $10.564  (j)      $9.930(j)            N/A  (j)           N/A
                                                           (k)    $10.569  (k)      $9.930(k)            N/A  (k)           N/A
                                                           (l)    $10.566  (l)      $9.930(l)            N/A  (l)           N/A
                                                           (m)    $10.565  (m)      $9.930(m)            N/A  (m)           N/A
                                                           (n)    $10.564  (n)      $9.930(n)            N/A  (n)           N/A
                                                           (o)    $10.563  (o)      $9.930(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $13.341  (a)     $10.747(a)         $7.068  (a)        $7.382
                                                           (b)    $13.134  (b)     $10.613(b)         $7.001  (b)        $7.334
                                                           (c)    $12.932  (c)     $10.481(c)         $6.934  (c)        $7.286
                                                           (d)    $13.061  (d)     $10.569(d)            N/A  (d)           N/A
                                                           (e)    $13.019  (e)     $10.567(e)            N/A  (e)           N/A
                                                           (f)    $13.075  (f)     $10.570(f)            N/A  (f)           N/A
                                                           (g)    $13.026  (g)     $10.567(g)            N/A  (g)           N/A
                                                           (h)    $13.012  (h)     $10.567(h)            N/A  (h)           N/A
                                                           (i)    $12.984  (i)     $10.565(i)            N/A  (i)           N/A
                                                           (j)    $12.970  (j)     $10.564(j)            N/A  (j)           N/A
                                                           (k)    $13.054  (k)     $10.569(k)            N/A  (k)           N/A
                                                           (l)    $13.005  (l)     $10.566(l)            N/A  (l)           N/A
                                                           (m)    $12.991  (m)     $10.565(m)            N/A  (m)           N/A
                                                           (n)    $12.963  (n)     $10.564(n)            N/A  (n)           N/A
                                                           (o)    $12.949  (o)     $10.563(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)     42,113  (a)      16,048(a)          2,607  (a)           137
                                                           (b)     22,429  (b)       4,990(b)          3,139  (b)             0
                                                           (c)      5,090  (c)       5,484(c)             87  (c)             0
                                                           (d)      3,968  (d)           0(d)            N/A  (d)           N/A
                                                           (e)      6,597  (e)           5(e)            N/A  (e)           N/A
                                                           (f)      2,173  (f)           0(f)            N/A  (f)           N/A
                                                           (g)          0  (g)           0(g)            N/A  (g)           N/A
                                                           (h)          0  (h)           0(h)            N/A  (h)           N/A
                                                           (i)          0  (i)           0(i)            N/A  (i)           N/A
                                                           (j)          0  (j)           0(j)            N/A  (j)           N/A
                                                           (k)          0  (k)           0(k)            N/A  (k)           N/A
                                                           (l)          0  (l)           0(l)            N/A  (l)           N/A
                                                           (m)          0  (m)           0(m)            N/A  (m)           N/A
                                                           (n)          0  (n)           0(n)            N/A  (n)           N/A
                                                           (o)          0  (o)           0(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE HARD ASSETS FUND (INCEPTION DATE JULY 2, 2001)

Beginning AUV                                              (a)    $11.197  (a)      $7.827(a)         $8.170  (a)        $8.820
                                                           (b)    $11.058  (b)      $7.753(b)         $8.117  (b)        $8.776
                                                           (c)    $10.920  (c)      $7.679(c)         $8.064  (c)        $8.732
                                                           (d)    $10.539  (d)     $10.092(d)            N/A  (d)           N/A
                                                           (e)    $10.537  (e)     $10.092(e)            N/A  (e)           N/A
                                                           (f)    $10.540  (f)     $10.092(f)            N/A  (f)           N/A
                                                           (g)    $10.537  (g)     $10.092(g)            N/A  (g)           N/A
                                                           (h)    $10.536  (h)     $10.092(h)            N/A  (h)           N/A
                                                           (i)    $10.535  (i)     $10.092(i)            N/A  (i)           N/A
                                                           (j)    $10.534  (j)     $10.092(j)            N/A  (j)           N/A
                                                           (k)    $10.539  (k)     $10.092(k)            N/A  (k)           N/A
                                                           (l)    $10.536  (l)     $10.092(l)            N/A  (l)           N/A
                                                           (m)    $10.535  (m)     $10.092(m)            N/A  (m)           N/A
                                                           (n)    $10.534  (n)     $10.092(n)            N/A  (n)           N/A
                                                           (o)    $10.533  (o)     $10.092(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $13.689  (a)     $11.197(a)         $7.827  (a)        $8.170
                                                           (b)    $13.477  (b)     $11.058(b)         $7.753  (b)        $8.117
                                                           (c)    $13.270  (c)     $10.920(c)         $7.679  (c)        $8.064
                                                           (d)    $12.826  (d)     $10.539(d)            N/A  (d)           N/A
                                                           (e)    $12.785  (e)     $10.537(e)            N/A  (e)           N/A
                                                           (f)    $12.840  (f)     $10.540(f)            N/A  (f)           N/A
                                                           (g)    $12.792  (g)     $10.537(g)            N/A  (g)           N/A
                                                           (h)    $12.778  (h)     $10.536(h)            N/A  (h)           N/A
                                                           (i)    $12.751  (i)     $10.535(i)            N/A  (i)           N/A
                                                           (j)    $12.737  (j)     $10.534(j)            N/A  (j)           N/A
                                                           (k)    $12.819  (k)     $10.539(k)            N/A  (k)           N/A
                                                           (l)    $12.771  (l)     $10.536(l)            N/A  (l)           N/A
                                                           (m)    $12.757  (m)     $10.535(m)            N/A  (m)           N/A
                                                           (n)    $12.730  (n)     $10.534(n)            N/A  (n)           N/A
                                                           (o)    $12.716  (o)     $10.533(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)      8,561  (a)      41,232(a)         40,204  (a)           826
                                                           (b)      2,020  (b)           0(b)              0  (b)             0
                                                           (c)      4,240  (c)       6,075(c)          2,359  (c)             0
                                                           (d)          0  (d)           0(d)            N/A  (d)           N/A
                                                           (e)      8,836  (e)           0(e)            N/A  (e)           N/A
                                                           (f)        294  (f)           0(f)            N/A  (f)           N/A
                                                           (g)      2,120  (g)           0(g)            N/A  (g)           N/A
                                                           (h)          0  (h)           0(h)            N/A  (h)           N/A
                                                           (i)          0  (i)           0(i)            N/A  (i)           N/A
                                                           (j)          0  (j)           0(j)            N/A  (j)           N/A
                                                           (k)          0  (k)           0(k)            N/A  (k)           N/A
                                                           (l)          0  (l)           0(l)            N/A  (l)           N/A
                                                           (m)          0  (m)           0(m)            N/A  (m)           N/A
                                                           (n)          0  (n)           0(n)            N/A  (n)           N/A
                                                           (o)          0  (o)           0(o)            N/A  (o)           N/A

                                                                  2004             2003              2002               2001
-------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE REAL ESTATE FUND (INCEPTION DATE JULY 2, 2001)

Beginning AUV                                              (a)    $12.679  (a)      $9.560(a)        $10.150  (a)       $10.353
                                                           (b)    $12.521  (b)      $9.469(b)        $10.084  (b)       $10.301
                                                           (c)    $12.366  (c)      $9.379(c)        $10.018  (c)       $10.249
                                                           (d)    $10.330  (d)      $9.992(d)            N/A  (d)           N/A
                                                           (e)    $10.327  (e)      $9.992(e)            N/A  (e)           N/A
                                                           (f)    $10.330  (f)      $9.992(f)            N/A  (f)           N/A
                                                           (g)    $10.328  (g)      $9.992(g)            N/A  (g)           N/A
                                                           (h)    $10.327  (h)      $9.992(h)            N/A  (h)           N/A
                                                           (i)    $10.325  (i)      $9.992(i)            N/A  (i)           N/A
                                                           (j)    $10.325  (j)      $9.992(j)            N/A  (j)           N/A
                                                           (k)    $10.329  (k)      $9.992(k)            N/A  (k)           N/A
                                                           (l)    $10.327  (l)      $9.992(l)            N/A  (l)           N/A
                                                           (m)    $10.326  (m)      $9.992(m)            N/A  (m)           N/A
                                                           (n)    $10.324  (n)      $9.992(n)            N/A  (n)           N/A
                                                           (o)    $10.324  (o)      $9.992(o)            N/A  (o)           N/A

Ending AUV                                                 (a)    $17.030  (a)     $12.679(a)         $9.560  (a)       $10.150
                                                           (b)    $16.767  (b)     $12.521(b)         $9.469  (b)       $10.084
                                                           (c)    $16.509  (c)     $12.366(c)         $9.379  (c)       $10.018
                                                           (d)    $13.812  (d)     $10.330(d)            N/A  (d)           N/A
                                                           (e)    $13.767  (e)     $10.327(e)            N/A  (e)           N/A
                                                           (f)    $13.826  (f)     $10.330(f)            N/A  (f)           N/A
                                                           (g)    $13.775  (g)     $10.328(g)            N/A  (g)           N/A
                                                           (h)    $13.760  (h)     $10.327(h)            N/A  (h)           N/A
                                                           (i)    $13.730  (i)     $10.325(i)            N/A  (i)           N/A
                                                           (j)    $13.715  (j)     $10.325(j)            N/A  (j)           N/A
                                                           (k)    $13.804  (k)     $10.329(k)            N/A  (k)           N/A
                                                           (l)    $13.752  (l)     $10.327(l)            N/A  (l)           N/A
                                                           (m)    $13.738  (m)     $10.326(m)            N/A  (m)           N/A
                                                           (n)    $13.708  (n)     $10.324(n)            N/A  (n)           N/A
                                                           (o)    $13.693  (o)     $10.324(o)            N/A  (o)           N/A

Ending number of AUs                                       (a)     25,371  (a)       7,641(a)          3,314  (a)           669
                                                           (b)        283  (b)       2,845(b)              0  (b)             0
                                                           (c)      4,488  (c)       1,152(c)            831  (c)           516
                                                           (d)      1,842  (d)           0(d)            N/A  (d)           N/A
                                                           (e)        425  (e)           5(e)            N/A  (e)           N/A
                                                           (f)          0  (f)           0(f)            N/A  (f)           N/A
                                                           (g)         51  (g)           0(g)            N/A  (g)           N/A
                                                           (h)          0  (h)           0(h)            N/A  (h)           N/A
                                                           (i)          0  (i)           0(i)            N/A  (i)           N/A
                                                           (j)          0  (j)           0(j)            N/A  (j)           N/A
                                                           (k)          0  (k)           0(k)            N/A  (k)           N/A
                                                           (l)          0  (l)           0(l)            N/A  (l)           N/A
                                                           (m)          0  (m)           0(m)            N/A  (m)           N/A
                                                           (n)          0  (n)           0(n)            N/A  (n)           N/A
                                                           (o)          0  (o)           0(o)            N/A  (o)           N/A

--------------------------------------------------------------------------------

  *effective July 1, 2005 name will change to AIM V.I. Global Health Care Fund ** formerly Janus Aspen Growth Portfolio, share class changed to International class on May 1, 2003
  *** share class changed to International class on May 1, 2003
  **** Formerly known as Strong Opportunity II Fund

--------------------------------------------------------------------------------

APPENDIX C--EARNINGS PROTECTION BENEFIT RIDER EXAMPLES

   The following examples demonstrate how the Earnings Protection Benefit rider death benefit is calculated. Each example assumes a $100,000 initial Purchase Payment, a $25,000 Purchase Payment on the second Contract Anniversary, and no withdrawals. The examples also assume that the Contract is issued to one Owner who is age 60 on the issue date. Finally, each example assumes that the death of the Owner occurs on the 7th Contract Anniversary.

MARKET INCREASE EXAMPLE

   The Contract Value as of the date We receive due proof of death of the Owner is $150,000. The following benefit would be payable by the rider:

Base Death Benefit Contract Value =..................................................................................    $150,000
Sum of all Purchase Payments reduced by Equivalency Withdrawals =....................................................    $125,000
Contract Gain =......................................................................................................    $25,000
All Purchase Payments applied to the Contract except Purchase Payments applied within 12 months prior to the date of
death, reduced by all Equivalency Withdrawals during the life of the Contract =......................................    $125,000

Eligible Gain = Lesser of $25,000 or $125,000 =......................................................................    $25,000

Base Death Benefit = 50% x Eligible Gain =...........................................................................    $12,500

Optional Death Benefit (paid in addition to the base death benefit) Optional Coverage Percentage =...................      40%
Initial Purchase Payment less Equivalency Withdrawals =                                                                  $100,000
Sum of all Purchase Payments reduced by withdrawals, less Contract Value, when the sum of all Purchase Payments
reduced by Withdrawals is greater than Contract Value =..............................................................      N/A

Optional Gain = (40% x $100,000) =...................................................................................    $40,000

Optional Death Benefit = 50% x Optional Gain =.......................................................................    $20,000

Total Death Benefit provided by the rider = $12,500 + $20,000 =......................................................    $32,500

--------------------------------------------------------------------------------

MARKET DECREASE EXAMPLE

   The Contract Value as of the date We receive due proof of death of the Owner is $104,000. The following benefit would be payable by the rider:

Base Death Benefit Contract Value =..................................................................................    $104,000
Sum of all Purchase Payments reduced by Equivalency Withdrawals =....................................................    $125,000
Contract Gain =......................................................................................................       $0
All Purchase Payments applied to the Contract except Purchase Payments applied within 12 months prior to the date of death, reduced by all Equivalency
Withdrawals during the life of the Contract =........................................................................    $125,000

Eligible Gain = Lesser of $0 or $125,000 =...........................................................................       $0

Base Death Benefit = 50% x Eligible Gain =...........................................................................       $0

OPTIONAL DEATH BENEFIT (PAID IN ADDITION TO THE BASE DEATH BENEFIT)
Optional Coverage Percentage =.......................................................................................      40%
Initial Purchase Payment less Equivalency Withdrawals =                                                                  $100,000
Sum of all Purchase Payments reduced by withdrawals, less Contract Value, when the sum of all Purchase Payments reduced by Withdrawals is greater than Contract
Value = $125,000 - $104,000 =........................................................................................    $21,000

Optional Gain = 40% x $100,000 - $21,000 =...........................................................................    $19,000

Optional Death Benefit = 50% x Optional Gain =.......................................................................     $9,500

Total Death Benefit provided by the rider = $0 + $9,500 =............................................................     $9,500

--------------------------------------------------------------------------------

APPENDIX D--GUARANTEED MINIMUM WITHDRAWAL BENEFIT EXAMPLES

EXAMPLE 1--ASSUME YOU SELECT THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PURCHASE PAYMENT IS $100,000.

   o  Your Benefit Amount is $100,000, which is your initial Purchase Payment.

   o  Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2--IF YOU MAKE AN ADDITIONAL PURCHASE PAYMENT OF $50,000, THEN

   o Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Purchase Payment ($50,000).

   o Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3--ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR THAT FOLLOWS THE WAITING PERIOD, THEN

   o Your remaining Benefit Payments are $93,000, which is your Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

   o Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4--ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU WITHDRAW $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE WITHDRAWAL, THEN

   o Since the withdrawal ($50,000) exceeds your Benefit Payment ($7,000), We recalculate your Benefit Payment as follows:

   o The adjusted Benefit Payment is equal to the Benefit Payment ($7,000) prior to the withdrawal multiplied by the quantity of one (1) minus the ratio of the withdrawal ($50,000) divided by the Contract Value ($150,000) prior to the withdrawal.

   o The adjusted Benefit Payment equals $4,667 [$7,000 times (1 minus $50,000/$150,000)]

EXAMPLE 5--IF YOU ELECT TO "STEP-UP" THE BENEFIT AMOUNT AFTER THE FIFTH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP-UP IS $200,000, THEN

   o We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

   o Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

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TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information

General Information Regarding Jefferson National Life Insurance Company

Jefferson National Life Annuity Account I

Certain Federal Income Tax Consequences

Published Ratings

Administration

Annuity Provisions

Distribution

Reduction or Elimination of the Contingent Deferred Sales Charge

Financial Statements

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                             (cut along dotted line)

If you would like a free copy of the Statement of Additional Information (Form # JNL-STGY-SAI-I-0505) dated May 1, 2005 for this Prospectus, please complete this form, detach and mail to:

                 Jefferson National Life Insurance Company
                           Administrative Office
                              P.O. Box 36840
                        Louisville, Kentucky 40233

Please send me a free copy of the Statement of Additional Information for the Jefferson National Life Insurance Annuity Account I fixed and variable annuity at the following address:

Name:___________________________________________________________________________

Mailing Address:________________________________________________________________

                                    Sincerely,
________________________________________________________________________________
                                   (Signature)
--------------------------------------------------------------------------------

                 Jefferson National Life Insurance Company
                              P.O. Box 36840
                        Louisville, Kentucky 40233

(c)2005, Jefferson National Life Insurance Company          JNL-STGY-PROS-I-0505

                                     PART B
                       STATEMENT OF ADDITIONAL INFORMATION

              INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY CONTRACT

                                    ISSUED BY

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                       AND

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

        ADMINISTRATIVE OFFICE: P.O. BOX 36840, LOUISVILLE, KENTUCKY 40233
                        PHONE: (866) 667-0561 (TOLL FREE)

                                   MAY 1, 2005

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life Annuity Account I (the "Separate Account"), dated May 1, 2005. You may obtain a copy of the current prospectus on Our Website or by writing to us at our Administrative
Office: P.O. Box 36840, Louisville, Kentucky 40233, telephone: (866) 667-0561.

                                TABLE OF CONTENTS

                                                                            PAGE

GENERAL INFORMATION                                                         B-3
General Information Regarding Jefferson National Life Insurance Company     B-3
Jefferson National Life Annuity Account I                                   B-3

CERTAIN FEDERAL INCOME TAX CONSEQUENCES                                     B-3

PUBLISHED RATINGS                                                           B-7

ADMINSTRATION                                                               B-7

ANNUITY PROVISIONS                                                          B-7

DISTRIBUTION                                                                B-8
Reduction or Elimination of the Contingent Deferred Sales Charge            B-8

FINANCIAL STATEMENTS                                                        B-8

                               GENERAL INFORMATION

GENERAL INFORMATION REGARDING JEFFERSON NATIONAL LIFE INSURANCE COMPANY:

Jefferson National Life Insurance Company ("Jefferson National", "Company", "we", "our" or "us") is an indirect wholly-owned subsidiary of Inviva, Inc., a Delaware company. We are organized as a Texas stock life insurance company, and are subject to Texas law governing insurance companies. We are licensed to sell insurance products in forty-nine of the fifty states of the United States (all states except New York), and the District of Columbia. Jefferson National's executive offices are at 435 Hudson Street, 2nd Floor, New York, NY 10014. Our principal business office is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company ("CVIC"). On October 23, 2002 CVIC was purchased by Inviva, Inc. from Conseco Life Insurance Company of Texas. Prior to October 7, 1998, CVIC was known as Great American Reserve Insurance Company.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I:

Jefferson National Life Annuity Account I, also referred to as the "Separate Account", was established on August 23, 2000 pursuant to Texas law. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account I. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (Investment Company Act). This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

The Separate Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Separate Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

We offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives; policies, risks, costs and management of the Investment Portfolios are found in the prospectuses and statements of additional information for the Investment Portfolios. Also included in such information is the investment policy of each Investment Portfolio regarding the acceptable ratings by recognized rating services for bonds and other debt obligations. There can be no guarantee that any Investment Portfolio will meet its investment objectives.

Each underlying Investment Portfolio is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying Investment Portfolio may add, eliminate or substitute Investment Portfolios from time to time.

                     CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended, proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

TAX STATUS OF THE CONTRACT
The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Separate Account. The Separate Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Jefferson National's qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Separate Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Separate Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets." The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 Sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the Sub-accounts under the investor control doctrine.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of Separate Account assets. Although we do not believe this to be the case, these differences could result in owners being treated as the owners of the assets of the Separate Account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners of the Contracts from being considered the owners of a pro rata share of the assets of the Separate Account.

DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner's death occurs prior to the maturity date, and such owner's surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified Contracts, "eligible rollover distributions" from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES. In order to qualify as a traditional individual retirement annuity ("IRA") under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total purchase payments for any tax year on behalf of any individual may not exceed $4,000 for 2005 ($4,500 if age 50 or older by the end of 2005), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner;
(v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $4,000 for 2005 ($4,500 if age 50 or older by the end of 2005). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor. Additionally, in accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION, PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor.

DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

TAXATION OF JEFFERSON NATIONAL
Jefferson National at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, We may make charges to the separate account.

                                PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to the Company by one or more independent rating organizations, such as A.M. Best Company, Standard and Poor's Insurance Rating Services, Moody's Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company's financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its Sub-accounts, the Investment Portfolios or to their performance.

                                 ADMINISTRATION

Inviva, Inc. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.

                               ANNUITY PROVISIONS

The Company makes available several annuity options that can include either fixed or variable payments or a combination of both.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio. Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each investment portfolio as of the annuity date. This sets the number of annuity units for each monthly payment for the applicable investment portfolio.

2. The fixed number of annuity units for each payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio.

The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the contract maintenance charge.

The calculation of the first annuity payment is made on the annuity date. The Company assesses the insurance charges during both the accumulation phase and the annuity phase. The deduction of the insurance charges will affect the amount of the first and any subsequent annuity payments. In addition, under certain circumstances, the Company may assess a contingent deferred sales charge and/or the contract maintenance charge on the annuity date, which would affect the amount of the first annuity payment (see "Expenses" and "Annuity Payments" in the prospectus).

ANNUITY UNIT

The annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for investment portfolio for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor, which equals 1.00 plus the assumed investment rate for the number of days since the previous valuation period.

The owner can choose either a 5% or a 3% assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

                                  DISTRIBUTION

Inviva Securities Corporation, a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. ("Distributor"), acts as the principal underwriter of the Contracts. The Distributor's address is 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223. The Distributor is an affiliated person of ours. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

The amount of the Contingent Deferred Sales Charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Contingent Deferred Sales Charge.

The Contingent Deferred Sales Charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

                              FINANCIAL STATEMENTS

The financial statements of the Company and the Separate Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

Statutory-Basis Financial Statements

Report of Independent Auditors


Years Ended December 31, 2004 and 2003

                    Jefferson National Life Insurance Company

                      Statutory-Basis Financial Statements

                     Years ended December 31, 2004 and 2003

                                    CONTENTS

Report of Independent Registered Public Accounting Firm .....................  1

Statutory-Basis Balance Sheets ..............................................  2
Statutory-Basis Statements of Operations ....................................  3
Statutory-Basis Statements of Changes in Capital and Surplus ................  4
Statutory-Basis Statements of Cash Flow .....................................  5
Notes to Statutory-Basis Financial Statements ...............................  6

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Directors of
Jefferson National Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Jefferson National Life Insurance Company as of December 31, 2004 and 2003, and the related statutory-basis statements of operations, changes in capital and surplus and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Texas Department of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are described in Note 2.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Jefferson National Life Insurance Company at December 31, 2004 and 2003, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Jefferson National Life Insurance Company at December 31, 2004 and 2003, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Texas Department of Insurance.

/s/ Ernst & Young LLP

New York, New York
March 28, 2005

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
STATUTORY-BASIS BALANCE SHEETS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)
--------------------------------------------------------------------------------

                                                                                  DECEMBER 31,
                                                                            2004               2003
                                                                        ------------       ------------
ASSETS
     Investments and Cash:
        Bonds                                                           $    403,705       $    571,081
        Preferred stocks                                                      25,125              3,345
        Mortgage loans on real estate                                              -             18,222
        Policyholder loans                                                    22,332             22,843
        Short-term investments                                               182,060             13,772
        Cash                                                                     786              7,032
                                                                        ------------       ------------
        Total investments and cash                                           634,008            636,295
     Accrued investment income                                                 5,489              6,657
     Federal income tax recoverable                                                -              5,150
     Deferred taxes                                                            3,403              3,403
     Amounts recoverable on reinsurance ceded                                  1,291                478
     Other admitted assets                                                     4,423              4,969
     Separate account assets                                               1,050,704          1,041,077
                                                                        ------------       ------------
         Total assets                                                   $  1,699,318       $  1,698,029
                                                                        ============       ============
LIABILITIES
     Policy and contract reserves                                            603,646            619,627
     Claim reserves                                                            1,111                642
     Accounts payable and accrued expenses                                     5,471                307
     Due to parent and affiliates                                              2,547              2,523
     Asset valuation reserve                                                   4,045              3,476
     Interest maintenance reserve                                              5,779              1,400
     Transfers from separate accounts                                        (31,170)           (34,535)
     Federal income tax payable                                                  115                  -
     Other liabilities                                                         5,249              7,987
     Separate account liabilities                                          1,050,704          1,041,077
                                                                        ------------       ------------
         Total liabilities                                                 1,647,497          1,642,504
                                                                        ------------       ------------
CAPITAL AND SURPLUS:
     Common stock, $4.80 par value, 1,065,000 shares
       authorized, 1,043,565 shares issued and outstanding                     5,009              5,009
     Paid in surplus                                                           8,991              8,991
                                                                        ------------       ------------
         Total capital                                                        14,000             14,000
     Unassigned surplus                                                       21,560             16,167
     Special surplus funds                                                    16,261             25,358
                                                                        ------------       ------------
         Total capital and surplus                                            51,821             55,525
                                                                        ------------       ------------
         Total liabilities and capital and surplus                      $  1,699,318       $  1,698,029
                                                                        ============       ============

         SEE ACCOMPANYING NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
STATUTORY-BASIS STATEMENTS OF OPERATIONS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                           YEARS ENDED DECEMBER  31,
                                                                            2004               2003
                                                                        ------------       ------------
REVENUES
       Premium, annuity and other considerations                        $     92,457       $    135,778
       Net investment income                                                  32,775             38,886
       Reserve adjustment on reinsurance ceded                                     -             (1,582)
       Commission and expense allowances on reinsurance ceded                 16,989             31,338
       Amortization of the interest maintenance reserve                        1,893              1,813
       Fee income                                                              4,761              8,085
       Other revenues                                                         14,935             16,033
                                                                        ------------       ------------
          Total revenues                                                     163,810            230,351
                                                                        ------------       ------------
BENEFITS AND EXPENSES
       Death and disability benefits                                              96                  -
       Annuity and surrender benefits                                        203,516            525,595
       Decrease in policy and contract reserves                              (11,800)           (71,212)
       Other benefits                                                          4,417              9,704
       Commissions                                                             9,191             11,265
       General and administrative expenses                                    26,652             30,533
       Taxes, licenses and fees                                                1,104              3,049
       Net transfers from separate accounts                                  (79,254)          (294,157)
       Other expenses                                                            666              3,505
                                                                        ------------       ------------
          Total benefits and expenses                                        154,588            218,282
                                                                        ------------       ------------
       Gain from operations before federal income taxes and net
          realized capital gains (losses)                                      9,222             12,069
       Federal income tax expense                                              5,805              2,106
                                                                        ------------       ------------
       Gain from operations before net realized capital gains
          (losses)                                                             3,417              9,963
       Net realized capital gains (losses), transfers to IMR                   2,809               (609)
                                                                        ------------       ------------
         Net income                                                     $      6,226       $      9,354
                                                                        ============       ============

         SEE ACCOMPANYING NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
STATUTORY-BASIS STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                           YEARS ENDED DECEMBER  31,
                                                                            2004               2003
                                                                        ------------       ------------
CAPITAL AND SURPLUS, BEGINNING OF YEAR                                  $     55,525       $     55,192
    Adjustment to surplus:
     Net income                                                                6,226              9,354
     Change in net unrealized capital gains                                       19              1,499
     Change in deferred income tax                                             3,289               (373)
     Change in non-admitted assets                                            (3,572)               574
     Change in liability for unauthorized reinsurer                                -                 23
     Change in asset valuation reserve                                          (569)            (2,410)
     Paid-in surplus                                                               -              7,500
     Change in surplus as a result of reinsurance, net of tax                 (9,097)           (15,834)
                                                                        ------------       ------------
        Net adjustment to surplus                                             (3,704)               333
                                                                        ------------       ------------
CAPITAL AND SURPLUS, END OF YEAR                                        $     51,821       $     55,525
                                                                        ============       ============

         SEE ACCOMPANYING NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
STATUTORY-BASIS STATEMENTS OF CASH FLOW
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                           YEARS ENDED DECEMBER  31,
                                                                            2004               2003
                                                                        ------------       ------------
   CASH FROM OPERATIONS:
     Premiums collected net of reinsurance                              $     92,251       $    135,780
     Net investment income                                                    35,545             45,692
     Miscellaneous income                                                     22,092             53,342
                                                                        ------------       ------------
          Total income received                                              149,888            234,814
                                                                        ------------       ------------
     Benefit and loss related payments                                       207,781            554,215
     Net transfers from separate accounts                                    (82,619)          (299,365)
     Commissions, expenses paid and aggregate write-ins
       for deductions                                                         31,549             50,025
     Federal and foreign income taxes paid (received)                         (4,359)            15,273
                                                                        ------------       ------------
          Total operating expenses paid                                      152,352            320,148
                                                                        ------------       ------------
              Net cash from operations                                        (2,464)           (85,334)
                                                                        ------------       ------------
    CASH FROM INVESTMENTS:
      Proceeds from investments sold, matured or repaid:
       Bonds and stocks                                                      317,509            161,613
       Mortgage loans                                                         18,266              3,558
       Miscellaneous proceeds                                                    198                726
                                                                        ------------       ------------
           Total investment proceeds                                         335,973            165,897

      Cost of investments in bonds and stocks acquired                      (164,461)          (133,167)
        Net decrease in policy loans                                             512                146
                                                                        ------------       ------------
              Net cash from investment                                       172,024             32,876
                                                                        ------------       ------------
   CASH FROM FINANCING AND MISCELLANEOUS SOURCES:
      Net deposit-type contract fund and other liabilities                    (4,179)            (1,783)
      Other cash applied                                                      (3,339)              (502)
                                                                        ------------       ------------
         Net cash from financing and miscellaneous activities                 (7,518)            (2,285)
                                                                        ------------       ------------
    Net change in cash and short-term investments                            162,042            (54,743)
      Cash and short-term investments:
      Beginning of year                                                       20,804             75,547
                                                                        ------------       ------------
      End of year                                                       $    182,846       $     20,804
                                                                        ============       ============

         SEE ACCOMPANYING NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS, EXCEPT SHARES DATA)
--------------------------------------------------------------------------------

1. ORGANIZATION

   Jefferson National Life Insurance Company (the "Company" or "JNL"), is a life insurance company founded in 1937 and domiciled in the State of Texas. The Company markets primarily variable annuities and, beginning in 2004, instant-issue term life products through independent agents. The Company is licensed in all states and the District of Columbia except New York. Approximately 26%, 11% and 11% of premiums collected during 2004 were on policies issued in Texas, Florida, and California, respectively. No other state comprised greater than 5% of premiums collected.

   The Company was acquired by JNF Holding Company, Inc ("JNF"), a wholly owned subsidiary of Inviva, Inc. ("Inviva"), a New York based insurance holding company from Conseco Life Insurance Company of Texas ("Conseco Life of Texas"), a life insurance company domiciled in the State of Texas and an indirect wholly-owned subsidiary of Conseco, Inc. ("Conseco"), a publicly-held specialized financial services holding company. As part of the acquisition of JNL by Inviva, Inviva issued 17,500,000 shares of Series D Preferred Stock to Conseco, which have a stated value of $2.00, a coupon of 19% and are convertible into shares of non-voting common stock of JNF. During 2003, Inviva redeemed 8,290,184 of these shares at the stated value of $2.00. As of December 31, 2004, Inviva declared and issued accrued dividends through October 15, 2003 of 983,567 shares, at a stated value of $2.00.

2. BASIS OF PRESENTATION

   The statutory-basis financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Texas Department of Insurance (the "Department"). Insurance companies domiciled in Texas are required to prepare statutory-basis financial statements in accordance with the National Association of Insurance Commissioners' ("NAIC") ACCOUNTING PRACTICES AND PROCEDURES manual ("NAIC SAP"), subject to certain modifications prescribed or permitted by the Department ("Texas SAP"). The Department has the right to permit specific practices that deviate from prescribed practices. The Company has no such practices.

   Financial statements prepared in accordance with Texas SAP vary from financial statements prepared using accounting principles generally accepted in the United States ("GAAP") primarily because on a statutory basis: 1) costs related to acquiring business, principally commissions and certain policy issue expenses, are charged to income in the year incurred, rather than capitalized; 2) life insurance and annuity reserves are based on statutory mortality and interest requirements, without consideration of withdrawals and company experience, whereas on a GAAP basis they are based on anticipated Company experience for lapses, mortality and investment yield; 3) life insurance enterprises are required to establish a formula-based asset valuation reserve ("AVR") by a direct charge to surplus to offset potential investment losses, under GAAP provisions for investments are established as needed through a charge to income; 4) realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the Interest Maintenance Reserves and amortized into investment income over the remaining life of the investment sold, for GAAP such gains and losses are recognized in income at the time of the sale; 5) bonds are carried principally at amortized cost, but at fair value for GAAP; 6) deferred tax assets non-admitted are limited and differ from the valuation allowance determined under GAAP and changes in deferred income taxes are not reported as component of net income but, rather as a charge to capital and surplus; 7) assets and liabilities are reported net of reinsurance for statutory purposes and gross of reinsurance for GAAP; 8) premiums from interest sensitive and annuity policies are recognized as income; 9) deferred premium amounts are a function of the premium payment assumptions used in calculating the policy reserves, whereas on a GAAP basis, any deferred benefit premium amounts are netted against the liability for future policy benefits; 10) goodwill and other intangibles are not recognized as admitted assets; 11) certain "non-admitted assets" (principally receivables over 90 days, furniture and fixtures, deferred tax assets, unauthorized reinsurance and prepaid expenses) must be excluded from admitted assets under statutory reporting through a charge to capital and surplus.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

2. BASIS OF PRESENTATION (CONTINUED)

   A reconciliation of net income and capital and surplus of the Company as determined in accordance with statutory accounting practices to amounts determined in accordance with GAAP as of December 31 are as follows:


                                                           NET INCOME                      CAPITAL AND SURPLUS
                                                   --------------------------         -----------------------------
                                                      2004              2003             2004               2003
                                                   ---------         --------         ---------           ---------

      Statutory-basis amounts                      $   6,226         $  9,354         $  51,821           $  55,525
      Add (deduct) adjustments:
       Investments                                    (6,402)          (4,827)           26,128              16,279
       Policy acquisition costs                        3,807              812             5,709               2,198
       Goodwill and other intangibles                 (8,163)          10,503            55,026              72,907
       Nonadmitted assets                                  -                -               369                  98
       Reserves                                        1,061            7,306           (40,564)            (53,234)
       Deferred taxes                                      -                -             1,551               3,488
       Ceding commissions                            (13,997)         (24,361)                -                   -
       Other                                           5,279            4,716              (526)                  -
                                                   ---------         --------         ---------           ---------
      GAAP-basis amounts                           $ (12,189)        $  3,503         $  99,514           $  97,261
                                                   =========         ========         =========           =========

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES INVESTMENTS

   BONDS - Bonds not in default are generally stated at amortized cost using the interest method or at fair value based on their NAIC rating. All other bonds are stated at the lower of amortized cost or fair value. Mortgage backed securities and structured securities not in default are stated at amortized cost, net of any other than temporary impairment, or the lower of amortized cost or fair value. Mortgage backed securities are adjusted for changes in prepayment assumptions using the retrospective method. The retrospective method is used to value all securities except for interest only securities or securities where the yield had become negative, these are valued using the prospective method. Prepayment assumptions for loan-backed bonds and structured securities were obtained from the broker at the date of purchase and are updated semi-annual based on market rate. Mortgage-backed and structured securities in default are valued at the lower of amortized cost (net of any other than temporary impairments) or undiscounted estimated future cash flows. Investment market valuations are prescribed by the NAIC. Unrealized gains and losses are recorded directly to unassigned surplus. If it is determined that a decline in fair value is other than temporary, the cost basis is written down and a realized loss is recognized.

   PREFERRED STOCK - Redeemable preferred stocks that have characteristics of debt securities and are rated as higher or high quality (NAIC designation of 1 or 2) are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the Securities Valuation Office of the NAIC ("SVO") and the related net unrealized capital gains/(losses) are reported in unassigned surplus along with any adjustment for federal income taxes. If it is determined that a decline in fair value is other than temporary, the cost of preferred stocks is written down and a realized loss is recognized.

   REALIZED  GAINS AND  LOSSES AND  INTEREST  MAINTENANCE  - Realized  gains and losses (determined using the specific identification basis), net of applicable taxes, arising from changes in interest rates are accumulated in the IMR and are amortized into net investment income over the estimated remaining life of the investment sold. All other realized gains and losses are reported in the statements of operations.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   ASSET VALUATION RESERVE - An AVR applying to the specific risk characteristics of all invested asset categories excluding cash, policy loans and investment income accrued has been established based on a statutory formula. Realized and unrealized gains and losses arising from changes in the creditworthiness of the borrower are included in the appropriate subcomponent of the AVR. Changes in the AVR are applied directly to unassigned surplus.

   INVESTMENT INCOME AND EXPENSES - Net investment income includes interest and dividends received or accrued on investments. Net investment income is reported as earned and is presented net of related investment expenses.

   SPECIAL SURPLUS FUNDS

   Special surplus funds represent the unearned portion of ceding commissions received. Ceding commissions are recognized in income as the profits emerge, net of tax, on the underlying blocks of business.

   POLICY AND CONTRACT RESERVES

   Life, annuity, and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using specified interest rates and valuation methods in accordance with Department regulations.

   LIFE RESERVES

   Reserves for life contracts are primarily mean reserves based on mortality and interest rate assumptions (ranging from 2% to 7%), in accordance with Department regulations.

   Premium deficiency reserves, if any, are recorded when it is probable that the expected future cost on policies will exceed the anticipated future premiums and interest income on those policies.

   The Company waives the deduction of deferred fractional premiums upon the death of insured and returns any portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

   ANNUITY RESERVES

   Reserves for contractual funds not yet used for the purchase of annuities are accumulated at various interest rates, which, during 2004 and 2003, averaged 5.9%, and are deemed sufficient to provide for contractual surrender values for these funds. Reserves for life and disability insurance are based on mortality, morbidity and interest rate assumptions in accordance with Department regulations.

   Reserves for annuity contracts in the payout phase are computed on the net single premium method and represent the estimated present value of future retirement benefits. These reserves are based on mortality and interest rate assumptions (ranging from 5.5% to 13.3%), in accordance with Department regulations.

   Reserves for Guaranteed Minimum Death Benefit ("GMDB") provided as benefits on annuity contracts are calculated on a seriatim basis using market declines, recovery rates and interest and mortality discounting as specified in Actuarial Guideline 34.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   Certain of the Company's variable annuity contracts contain a withdrawal provision that provides for a reduction in the GMDB on a dollar-for-dollar basis when a partial withdrawal occurs. At year-end 2002, there was ambiguity as to the proper interpretation of existing actuarial guidance as it relates to the need to consider certain potential scenarios where most or all of the policyholders take the maximum partial withdrawal under these policies while maintaining a substantial GMDB. In response to this issue, an amendment was made to Actuarial Guideline 34 in late 2003 adding a requirement that the appointed actuary perform a standalone asset adequacy analysis of the total reserve for all contracts subject to this guideline. The Company did perform such an analysis as of year-end 2004, and no additional reserves were required as a result of this analysis.

   Transfers from separate accounts represent the difference between the account values held on the separate accounts and the statutory reserves required for these policies using the Commissioner's Valuation Reserve Methodology.

   REINSURANCE

   Reinsurance premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. A liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves. Also see
   Note 7.

   FEDERAL INCOME TAX

   The federal income tax provision (benefit) included in the statements of operations is based on taxes paid or anticipated to be paid or refunds expected to be received.

   DEFERRED INCOME TAXES

   Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are non-admitted. Deferred taxes do not include amounts for state taxes.

   SEPARATE ACCOUNT ASSETS/LIABILITIES

   Investments held in the separate accounts are stated at fair value. Participants' corresponding equity in the separate accounts is reported as a liability in the accompanying statements. Premiums and benefits related to the separate accounts are included in the accompanying statements of operations as net transfers to (from) separate accounts. Investment gains (losses) in the separate accounts are offset by a change to the reserve liabilities in the respective separate accounts.

   PREMIUMS AND ANNUITY CONSIDERATIONS

   Insurance premiums and annuity considerations without mortality risks are recognized as income when due. Annuity considerations with mortality risks are recognized as revenue when received.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   FEE INCOME

   Fee income consists primarily of income from fees associated with investment management, administration and contract guarantees from separate accounts and is recognized as income when charged to the underlying account.

   GENERAL AND ADMINISTRATIVE EXPENSES

   General and administrative expenses are charged to expense as incurred. This includes direct expenses incurred by the Company and expenses allocated by Inviva to the Company.

   ESTIMATES

   The preparation of financial statements in accordance with Texas SAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements and accompanying notes. Actual results could differ from these estimates.

   RECLASSIFICATION

   Certain 2003 amounts included in the accompanying financial statements have been reclassified to conform to the 2004 presentation.

4. INVESTMENTS

   FIXED MATURITIES AND EQUITY SECURITIES

   The amortized cost and NAIC market value of investments in fixed maturity securities (bonds and short-term investments) and preferred stock at December 31, 2004 are as follows:

                                                                                                   NAIC
                                                 AMORTIZED           GROSS UNREALIZED             MARKET
                                                   COST            GAINS          LOSSES          VALUE
                                                 --------------------------------------------------------
   Fixed maturities:
       U.S. treasury                             $   13,292      $    515        $    (26)      $  13,781
       States and political subdivisions             12,775           295             (99)         12,971
       Foreign governments                              636             5               -             641
       Corporate bonds                              435,461        10,101            (898)        444,664
       Mortgage-backed securities:
         U.S. government agencies                    95,372         2,490             (56)         97,806
         Corporate                                   28,229           152             (16)         28,365
                                                 --------------------------------------------------------
       Subtotal fixed maturity securities           585,765        13,558          (1,095)        598,228

       Preferred stock                               25,125           701               -          25,826
                                                 --------------------------------------------------------
       Total                                     $  610,890      $ 14,259        $ (1,095)      $ 624,054
                                                 ========================================================

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

4. INVESTMENTS (CONTINUED)

   The amortized cost and NAIC market value of investments in fixed maturity securities, preferred stock and common stock at December 31, 2003 are as follows:

                                                                                                  NAIC
                                                 AMORTIZED           GROSS UNREALIZED            MARKET
                                                   COST            GAINS          LOSSES         VALUE
                                                 --------------------------------------------------------
   Fixed maturities:
       U.S. treasury                             $   10,773      $    805        $     (3)      $  11,575
       States and political subdivisions             10,277           427             (32)         10,672
       Foreign governments                            5,343           601               -           5,944
       Corporate bonds                              293,451        14,742          (2,181)        306,012
       Mortgage-backed securities:
         U.S. government agencies                   123,659             -               -         123,659
         Corporate                                  141,368             -               -         141,368
                                                 --------------------------------------------------------
       Subtotal fixed maturity securities           584,871        16,575          (2,216)        599,230

       Preferred stock                                3,345           365               -           3,710
                                                 --------------------------------------------------------
       Total                                     $  588,216      $ 16,940        $ (2,216)      $ 602,940
                                                 ========================================================

   As of December 31, 2004 and 2003, the Company had fixed maturity securities with a statement value of $11,758 and $11,794, respectively, on deposit with various state regulatory agencies.

   The amortized cost of fixed maturities at December 31, 2004 and 2003 has been reduced by adjustments of $0 and $18, respectively, to derive the carrying amount of bonds in the balance sheets ($585,765 and $584,853, respectively).

   The statement values and NAIC market values of investments in fixed maturity securities by contractual maturity (except for mortgage-backed securities which are stated at expected maturity) at December 31, 2004 are as follows:

                                                                   NAIC
                                                 AMORTIZED        MARKET
                                                    COST          VALUE
                                                 ----------     ---------
   Due in one year or less                       $  186,210     $ 186,267
   Due after one year through five years            119,799       123,247
   Due after five years through ten years            92,286        96,155
   Due after ten years                               63,869        66,389
   Mortgage-backed securities                       123,601       126,170
                                                 ----------      --------
   Total                                         $  585,765     $ 598,228
                                                 ==========     =========

   Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

4. INVESTMENTS (CONTINUED)

   Net realized capital gains (losses) consisted of the following:

                                                     2004           2003
                                                   ---------     ---------
   Bonds                                           $   8,485      $   (584)
   Common stocks                                           -            24
   Preferred stock                                       551             -
   Mortgage loans                                         45            (2)
   Cash and short-term investments                         -             2
                                                   ---------     ---------
      Net realized capital gains (losses)              9,081          (560)
   Transfer to IMR, net of tax                        (6,272)          (49)
                                                   ---------     ---------
      Net realized capital gains (losses),
           transfer to IMR                         $   2,809      $   (609)
                                                   =========      ========

   In 2004, net realized capital gains on bonds consisted of $12,248 gross realized gains and $3,763 gross realized losses. In 2003, net realized capital losses on bonds consisted of $4,418 gross realized gains and $5,002 gross realized losses. For the years ended December 31, 2004 and 2003, proceeds from the sales of fixed maturity securities were $309,818 and $161,613, respectively.

   There was no write-down for other-than temporary impaired investment during 2004. In 2003, gross realized losses included $3,303 of write-downs of fixed maturity investments, preferred stocks and other invested assets. These write-downs, which include amounts for securities subsequently sold during the year, were the result of changes in conditions that caused the Company to conclude that a security was other than temporarily impaired.

   At December 31, 2004 and 2003, the Company held unrated or less-than-investment grade corporate bonds of $23,608 and $49,411 respectively, with an aggregate fair value of $24,386 and $48,206, respectively. Those holdings amounted to 4.0% and 8.7% of the Company's investments in bonds at December 31, 2004 and 2003, respectively, and 1.4% and 2.9%, of the Company's total admitted assets at December 31, 2004 and 2003, respectively. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

   INVESTMENT INCOME

   Net investment income for the years ended December 31, 2004 and 2003, including accrual of discount and amortization of premiums, arose from the following sources:

                                                      2004          2003
                                                   ---------     ---------
   Bonds                                           $  30,791     $  36,010
   Preferred stocks                                      624           243
   Mortgage loans on real estate                         377         1,551
   Policy loans                                        1,377         1,684
   Cash and short-term investments                       645           460
   Miscelleaneous investment income                       54            24
                                                   ---------     ---------
     Total gross investment income                    33,868        39,972
   Investment expenses                                (1,093)       (1,086)
                                                   ---------     ---------
   Net investment income                           $  32,775     $  38,886
                                                   =========     =========

   There was no accrued investment income excluded from surplus during 2004 and 2003.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

4. INVESTMENTS (CONTINUED)

   MORTGAGE LOANS

   On March 26, 2004, the Company sold its credit tenant loans and mortgage loans to Regency Bank for $53,436 at 102.4% premium to face value.

   At December 31, 2003, the mortgage loan balance was comprised primarily of commercial loans. Approximately, 25%, 18% and 17% of the mortgage loan balance was on properties located in Michigan, West Virginia and New York, respectively. The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured, guaranteed or purchase money mortgages, was 75%.

   During 2003, the respective minimum and maximum lending rates for mortgage loans were approximately 9% and 10% for residential, 7% and 11% for commercial loans, and 10% for purchase money mortgages. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgages does not exceed 75%. There were no interest payments that were overdue as of December 31, 2003. During 2003, the Company had no impaired mortgage loans.

   During 2003, no new mortgage loans were issued and no rates were reduced on existing mortgages.

   ANALYSIS OF UNREALIZED LOSSES ON FIXED MATURITY SECURITIES

   The Company has a process in place to identify securities that could potentially have an impairment that is other than temporary. This process involves monitoring market events that could impact issuers' credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues. At the end of each quarter, our investment advisor reviews all securities where market value is less than eighty percent of amortized cost for three months or more to determine whether impairments need to be taken.

   The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and (3) the Company's ability and intent to hold the security to maturity or until it recovers in value. To the extent the Company determines that a security is deemed to be other than temporarily impaired, the difference between amortized cost and fair value would be charged to operations.

   There are a number of  significant  risks and  uncertainties  inherent in the process of monitoring impairments and determining if an impairment is other than temporary. These risks and uncertainties include (1) the risk that our assessment of an issuer's ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer,
   (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) information, or fraudulent financial statements, could be provided to our investment professionals who determine the fair value estimates and other than temporary impairments, and (4) the risk that new information obtained by us or changes in other facts and circumstances lead us to change our intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to operations in a future period.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

4. INVESTMENTS (CONTINUED)

   Unrealized losses on fixed maturity securities - by investment age as of December 31, 2004 are as follows:


                                LESS THAN 12 MONTHS        12 MONTHS OR MORE             TOTAL
                               ---------------------     --------------------     --------------------
                                 NAIC                      NAIC                      NAIC
                                MARKET    UNREALIZED      MARKET  UNREALIZED        MARKET  UNREALIZED
                                VALUE       LOSSES         VALUE    LOSSES          VALUE     LOSSES
                               ---------------------     --------------------     --------------------
 Fixed maturities:
  U.S. treasury                $ 1,565      $    (26)    $      -     $     -     $   1,565  $     (26)
  States and political
    subdivisions                      -            -        5,418         (99)        5,418        (99)
  Corporate bonds                29,591         (263)       9,448        (635)       39,039       (898)
  Mortgage-backed
  securities:
    U.S. government
      agencies                    4,405          (38)         237         (18)        4,642        (56)
    Corporate                    10,525          (16)           -           -        10,525        (16)
                               ---------------------     --------------------     --------------------
  Total debt securities        $ 46,086     $   (343)    $ 15,103     $ (752)    $  61,189   $  (1,095)
                               =====================     ====================     ====================


   Unrealized losses on fixed maturity securities - by investment age as of December 31, 2003 are as follows:

                                LESS THAN 12 MONTHS        12 MONTHS OR MORE             TOTAL
                               ---------------------     --------------------     --------------------
                                 NAIC                      NAIC                      NAIC
                                MARKET    UNREALIZED      MARKET  UNREALIZED        MARKET   UNREALIZED
                                VALUE       LOSSES         VALUE    LOSSES          VALUE      LOSSES
                               ---------------------     --------------------     --------------------
 Fixed maturities:

  U.S. treasury                $    553     $     (3)    $      -    $      -     $     553  $      (3)
  States and political
    subdivisions                      -            -        1,475         (32)        1,475        (32)
  Corporate bonds                32,675         (775)       9,951      (1,406)       42,626     (2,181)
                               ---------------------     --------------------     --------------------
  Total debt securities        $ 33,228     $   (778)    $ 11,426    $ (1,438)    $  44,654  $  (2,216)
                               =====================     ====================     ====================

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

5. POLICY AND CLAIM RESERVES

   As of December 31, 2004 and 2003, the Company had $3,323,037 and  $3,527,948,
   respectively of individual and group life insurance in force. On $183,345 and $312,206 of insurance in force as of December 31, 2004 and 2003, respectively, gross premiums were less than the net premiums according to the standard valuation set by the Department. The deficiency reserves to cover such insurance in force totaled $1,093 and $1,000 at December 31, 2004 and 2003, respectively.

   Substantially all of the separate account business of JNL relates to individual variable annuities with non-guaranteed returns. However, JNL also has guaranteed separate accounts that are subject to a market value adjustment with one, three and five year options. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative.

   GUARANTEED MINIMUM INCOME BENEFIT ("GMIB") - Riders available on certain variable products of the Company provide an annuitization benefit equal to the largest contract value on any contract anniversary less any adjusted (proportional) partial withdrawals.

   GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB") - Riders available on certain variable products of the Company provide a withdrawal benefit that permits the policyholder to withdraw up to 7% of his premium base annually without incurring a surrender charge, after either a 2-year or 5-year waiting period from issue, and subject to a lifetime maximum of the total premium base.

   GUARANTEED MINIMUM DEATH BENEFIT ("GMDB") - These variable annuities generally provide an incidental death benefit of the greater of account value or premiums paid net of withdrawals. On some policy forms, the Company also provides an incidental death benefit equal to the greater of account value and premiums net of withdrawals accumulated at 5% ("5% roll-up benefit"), the greatest account value on any contract anniversary ("1 year ratchet") and on the account value reset every 7th anniversary ("7 year lookback").

   At December 31, 2004, the Company had the following with guaranteed benefits:

                     SUBJECTED
BENEFIT AND           ACCOUNT                                      REINSURANCE
TYPE OF RISK           VALUE             GROSS RESERVE            RESERVE CREDIT
--------------------------------------------------------------------------------
GMDB               $  951,989              $  26,739                $  17,182
GMIB                    6,731                     43                       39
GMWB                    2,182                      4                        -


At December 31, 2003 the Company had the following with guaranteed benefits:

                     SUBJECTED
BENEFIT AND           ACCOUNT                                      REINSURANCE
TYPE OF RISK           VALUE             GROSS RESERVE            RESERVE CREDIT
--------------------------------------------------------------------------------
GMDB               $  946,294              $  31,890                 $  17,685
GMIB                    3,863                     11                        11

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

5. POLICY AND CLAIM RESERVES (CONTINUED)

   The following table provides information on the GMDB features outstanding at December 31, 2004 and 2003. (Note that the Company's variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore the amounts listed are not mutually exclusive.). The net amount of risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at December 31 are as follows:

                                                                           2004                 2003
                                                                       -----------           ----------
                                                                            IN THE EVENT OF DEATH
                                                                       --------------------------------
Return of net deposit
  Account value                                                        $   425,883           $  401,983
  Net amount at risk                                                        52,185               69,897
  Average attained age of contractholders                                       50                   49
Return of net deposits plus a minimum return
  Account value                                                        $   509,881           $  528,490
  Net amount at risk                                                       244,706              283,687
  Average attained age of contractholders                                       56                   56
  Guaranteed minimum return                                                      5%                   5%
Highest specified anniversary account value minus
  Withdrawals post anniversary
  Account value                                                       $     16,225           $   15,821
  Net amount at risk                                                         2,603                3,313
  Average attained age of contractholders                                       58                   57

   GMIB feature offers the contract holder for annuitization at greater of annual ratchet value and then-current account value. Annuitization is prohibited for the first 7 to 15 contract years, with the exact restriction depending on the annuitant's age at issue. The separate account values are $6,731 and $3,863, respectively, at December 31, 2004 and 2003.

   GMWB features offer the contract holder annual withdrawal of set percentage of net contributions without incurring surrender charge, until the full amount of the net contribution is exhausted. Depending on which rider is purchased, annuitants are restricted from taking such withdrawals for either two or five years. There is a one-time option to step-up the amount of the withdrawal basis.

   Separate account balances attributable to variable annuity contracts with guarantees at December 31, are as follow:

                                                                           2004                 2003
                                                                       -----------           ----------
Asset type
  Domestic equity                                                      $   607,734           $  607,428
  International equity                                                      47,401               34,041
  Bonds                                                                     91,111              105,966
  Balanced bond/equity                                                      40,098               39,645
                                                                       -----------           ----------
  Total                                                                    786,344              787,080
  Money market                                                              60,300               61,084
                                                                       -----------           ----------
  Total                                                                $   846,644           $  848,164
                                                                       ===========           ==========

 Percent of total variable annuity separate account values                    80.6%                81.5%

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

5. POLICY AND CLAIM RESERVES (CONTINUED)

   At December 31, 2004, annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                                     2004
                                                                       --------------------------------
                                                                          AMOUNT             % OF TOTAL
                                                                       -----------           ----------
   A. Subject to discretionary withdrawal:
         1.  With market value adjustment                              $ 1,019,092                 63.0%
         2.  At book value less current surrender charge
             of 5% or more                                                 104,983                  6.5%
         3.  At fair value                                                       -                  0.0%
                                                                       -----------           ----------
         4.  Total with adjustment or at fair value                      1,124,075                 69.5%
         5.  At book value without adjustment
             (minimal or no charge or adjustment)                          433,326                 26.8%
    B.  Not subject to discretionary withdrawal                             60,578                  3.7%
                                                                       -----------           ----------
    C.  Total (gross:direct + assumed)                                   1,617,979                100.0%
                                                                       -----------           ----------
    D.  Reinsurance ceded                                                    5,718                    -
                                                                       -----------           ----------
    E.  Total (net)* (C)-(D)                                             1,612,261                100.0%
                                                                       ===========           ==========

 6. FAIR VALUES OF FINANCIAL INSTRUMENTS

   The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

   Amounts related to the Company's financial instruments as of December 31, 2004 are as follows:



                                                  CARRYING
                                                    VALUE             FAIR VALUE
                                                 ----------           ----------
Bonds                                            $  403,705           $  416,168
Preferred stocks                                     25,125               25,826
Cash and short-term investments                     182,846              182,846
Policy loans                                         22,332               22,332

LIABILITIES
Policy and contract reserves                     $  603,646           $  594,584

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

6. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

   Amounts related to the Company's financial instruments as of December 31, 2003 are as follows:

                                                  CARRYING
                                                    VALUE             FAIR VALUE
                                                 ----------           ----------

Bonds                                            $  571,081           $  599,230
Preferred stocks                                      3,345                3,710
Cash and short-term investments                      20,804               20,804
Policy loans                                         22,843               22,843
Mortgage loans on real estate                        18,222               18,265

LIABILITIES
Policy and contract reserves                     $  619,627           $  602,062


   BONDS AND EQUITY SECURITIES - Fair value for bonds is determined by reference to market prices quoted by the NAIC. If quoted market prices are not available, fair value is determined using quoted prices for similar securities. Market value for equity securities is determined by reference to valuations quoted by the NAIC.

   CASH AND SHORT-TERM INVESTMENTS - The carrying value for cash and short-term investments approximates fair values due to the short-term maturities of these instruments.

   POLICY LOANS - The majority of policy loans are issued with variable interest rates which are periodically adjusted based on changes in rates credited to the underlying policies and therefore are considered to be stated at fair value.

   MORTGAGE LOANS ON REAL ESTATE - Estimated fair values were determined by discounting expected cash flows based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics were aggregated in the calculations.

   POLICY AND CONTRACT RESERVES - Contractual funds not yet used to purchase retirement annuities and other deposit liabilities are stated at their cash surrender value. These contracts are issued with variable interest rates that are periodically adjusted based on changes in underlying economic conditions.

   The fair values of other policyholder liabilities were calculated using the company's cash flow testing projections under the level scenario. In determining fair value of liabilities, benefits and expenses less premiums under the level scenario were discounted at the pre-tax net investment earnings rates implicit in the models.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

7. REINSURANCE

   In 2002, the Company reinsured 100% of its life and accident and health business to Protective and Washington National Insurance Company ("WNIC"). The total reserves transferred under these agreements were $409,267 and $431,558, respectively, as of year end 2004 and 2003. As part of these transactions, the Company also transferred the related IMR balance and received ceding commissions. The gains on these transactions were recorded as an increase to surplus, as special surplus funds, net of tax. Protective and WNIC provide for full servicing of these policies.

   In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding business to reinsurers. These reinsurance agreements provide for reinsurance of selected individual life policies and group life and group health contracts. The Company retains the primary obligation to the policyholder for reinsured policies. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

   The Company has reinsured a majority of the GMDB exposure to several reinsurers. The most significant arrangement cedes approximately $15,509 and $17,459 of its $20,945 and $31,889, respectively, GMDB reserves to Connecticut General Life Insurance Company, a subsidiary of CIGNA Corporation as of year end 2004 and 2003.

   Neither Inviva nor any of its related parties control or are affiliated with, directly or indirectly, any reinsurers with whom the Company conducts business, except for ACE Reinsurance ("ACE"). JNL has a reinsurance agreement with ACE Tempest Life Reinsurance Ltd., whose parent, ACE owns approximately 20% of Inviva, Inc. This agreement was entered into by JNL prior to its acquisition by Inviva. Total ceded reserves under this agreement at December 31, 2004 and 2003 were approximately ($158) and ($175), respectively.

   No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. At December 31, 2004 and 2003, there is no reinsurance agreement in effect such that the amount of losses paid or accrued exceeds the total direct premium collected.

   Amounts in the financial statements have been reduced for reinsurance ceded on life, annuity and accident and health policies as follows:

                                                      2004               2003
                                                   ----------         ---------
Premiums, annuity and fund deposits                $   42,389         $  50,680
Policyholder benefits                                  44,362            59,201
Change in insurance and annuity reserves              (26,892)          (53,658)
Policy and contract reserves                          463,491           490,383

   In 2004 and 2003, the Company did not enter into any new agreements that reinsure policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

   There was no liability for unsecured reserves ceded to unauthorized reinsurers during 2004 and 2003. During 2004 and 2003, the Company did not write off any reinsurance balances due and did not report any income or expense as a result of commutation of reinsurance.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

7. REINSURANCE (CONTINUED)

   The premium, annuity and other consideration amounts included in the Statements of Operations, for the years ended December 31, were comprised of the following (not including considerations for supplementary contracts with life contingencies of $336 and $250 as of December 31, 2004 and 2003, respectively):

                                                     2004              2003
                                                  ----------        ---------
SHORT DURATION CONTRACTS
Direct premiums                                   $   10,351        $  12,763
Reinsurance ceded                                     10,351           12,763
                                                  ----------        ---------
Premiums                                          $        -        $       -
                                                  ==========        =========
LONG DURATION CONTRACTS
Direct premiums                                   $  124,159        $ 173,445
Reinsurance ceded                                     32,038           37,917
                                                  ----------        ---------
Premiums                                          $   92,121        $ 135,528
                                                  ==========        =========

   The  Company  has  no   reinsurance   agreements   which  the  reinsurer  may
   unilaterally cancel the agreement for reasons other than for nonpayment of premium or other similar credits.

8. COMMITMENTS AND CONTINGENCIES

   Various lawsuits against the Company may arise in the ordinary course of the Company's business. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. The purchase agreement between Inviva and Conseco contained a provision that the Company would be indemnified from Conseco Life of Texas for all cases known as of the acquisition and for certain other matters.

   On August 9,  2004,  the  Company  and  Inviva,  of which the  Company  is an indirect wholly-owned subsidiary, without admitting or denying any wrongdoing, settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of "market timing" arrangements involving its products. The market timing arrangements were in place when Inviva acquired the Company in October 2002 and were terminated in October 2003. Under the terms of the settlement, a $5,000 pool, $1,500 of which is characterized as a penalty, has been established for distribution to investors who have suffered losses by virtue of the market timing. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant acceptable to the SEC.

   On August 9, 2004, the Company and Inviva submitted a Stipulation of Settlement to the New York Attorney General ("NYAG") based on the same set of facts, again without admitting or denying any wrongdoing. The settlement with NYAG recognizes the payments being made in connection with the SEC settlement and did not require the Company or Inviva to make any additional payments.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

8. COMMITMENTS AND CONTINGENCIES (CONTINUED)

   The Company has established a liability for guaranty fund assessments on several insolvencies of $400, as of December 31, 2004 and 2003. This represents estimated obligations to state guaranty funds to provide for covered claims and other insurance obligations of insolvent insurers. The period over which the assessments are anticipated to be funded varies by insolvency and is difficult to predict. As of December 31, 2004 and 2003, the Company has estimated probable recoveries through premium tax credits of $398 and $485, respectively. The period over which the credits are realized varies by state but typically range from five to ten years.

9. FEDERAL INCOME TAXES

   Current income taxes incurred for the year ended December 31, consist of the following major components:

                                                     2004             2003
                                                  ----------        ---------
Current income tax expense on operating income    $        -        $    (792)
Prior year over accrual of tax                           906           (5,628)
Ceding commission                                      4,899            8,526
                                                  ----------        ---------
Current income taxes incurred                     $    5,805        $   2,106
                                                  ==========        =========

   As of December 31, 2004, the Company had a balance of $11 in its policyholder surplus account under the provisions of the Internal Revenue Code. The amount could become taxable to the extent that the future shareholder dividends are paid from this account.

   Components of the deferred tax assets ("DTA") and deferred tax liabilities ("DTL") as of December 31, are as follows:

                                                     2004             2003
                                                   ---------        ---------
Gross deferred tax asset                           $  37,369        $  34,027
Gross deferred tax liabilities                             -                7
                                                   ---------        ---------
   Sub-Total                                          37,369           34,020
Nonadmitted deferred tax assets                       33,965           30,617
                                                   ---------        ---------
Net deferred tax asset                                 3,404            3,403
                                                   ---------        ---------
 (Increase) decrease in non-admitted gross
    deferred tax asset                             $  (3,348)       $     390
                                                   =========        =========

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

9. FEDERAL INCOME TAXES (CONTINUED)

   The main components and the change in deferred tax assets and deferred tax liabilities for the year ended December 31, are as follows:


DTAS RESULTING FROM BOOK/TAX DIFFERENCES IN                    2004             2003           CHANGE
-------------------------------------------------           ----------       ----------      ----------
Net operating loss carryforwards                            $    2,477       $    2,355      $      122
Capital loss carryforward                                       12,919           14,401          (1,482)
Insurance reserves                                               4,959            1,536           3,423
Section 807 (f) reserve basis change                            12,199           -               12,199
Proxy DAC                                                        4,469            2,954           1,515
Investments                                                       (257)          11,646         (11,903)
Other                                                              602            1,135            (533)
                                                            ----------       ----------      ----------
  Gross DTAs                                                    37,368           34,027           3,341
                                                            ----------       ----------      ----------
Nonadmitted DTAs                                                33,965           30,617           3,348
                                                            ==========       ==========      ==========


DTLS RESULTING FROM BOOK/TAX DIFFERENCES IN                    2004             2003           CHANGE
-------------------------------------------------           ----------       ----------      ----------
Investment income                                                    -                -               -
Other                                                                -                7              (7)
                                                            ----------       ----------      ----------
  Gross DTLs                                                $        -       $        7      $       (7)
                                                            ==========       ==========      ==========
  Net admitted deferred tax assets                          $    3,403       $    3,403      $        -
                                                            ==========       ==========      ==========

The significant books to tax differences in 2004
   are as follows:
                                                      100%              35%
                                                   ---------         --------
Statutory income before taxes                      $   9,221         $  3,227
Net realized capital gains                             9,037            3,163
                                                   ---------         --------
Total pre-tax statutory income                        18,258            6,390
SEC fines and penalties portion of settlement          1,500              525
Reinsurance ceding commission                        (13,997)          (4,899)
True up/down deferred tax asset                      (13,527)          (4,734)
IMR                                                   (1,893)            (663)
Other                                                     94               33
                                                   ---------         --------
Total adjustments                                    (27,823)          (9,738)
                                                   ---------         --------
Taxable loss from operations                       $  (9,565)        $ (3,348)
                                                   =========         ========
Federal statutory income taxes                                       $      -
Change in net deferred income tax                                      (3,348)
                                                                     --------
Total statutory income tax                                           $ (3,348)
                                                                     ========

   As of December 31, 2004, the Company had operating loss carryforwards of approximately $7,100, which begin to expire in 2018. As of December 31, 2004, the Company had capital loss carryforwards of approximately $36,900, which begin to expire in 2007.

   The Company files a separate life insurance company federal income tax return.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

10. RELATED PARTY TRANSACTIONS

    The Company has a service agreement with Inviva, Inc, which covers certain general and administrative expenses and taxes, licenses and fees. During 2004 and 2003, operating expenses of $19,119 and $26,491, respectively, were charged to the Company and are reflected in the accompanying statements of operations. The terms of the agreement require that these amounts be charged at least quarterly and settled within 30 days. Included in the 2003 operating expenses that Inviva charged JNL are $13,295 of non-recurring expenses related to the transition of JNL's operations to Inviva.

    Effective May 2003, the Company entered into two servicing agreements with its affiliate, Inviva Securities, Inc. The Paymaster Agreement stipulates that the Company will pay all commissions associated with the issuance of variable contracts through Inviva Securities, Inc. and the Company agrees to reimburse Inviva Securities, Inc. for all variable commissions paid. The Distribution Agreement stipulates that Inviva Securities, Inc. agrees to be the distributor of variable contracts for the Company and the Company agrees that it will reimburse the costs it incurs to distribute these contracts. The total amount reimbursed in 2004 and 2003 under these agreements was $5,821 and $3,304, respectively.

    40/86 Mortgage Advisors (formerly known as Conseco Mortgage Capital, Inc) provided origination and servicing for the Company's mortgage loans, for which expenses totaled $42 and $128 in 2004 and 2003, respectively. This agreement was terminated in March 2004.

    The Company has not made any guarantees or undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company's or any affiliated insurer's assets or liabilities.

    During 2004 and 2003, the Company did not own any common shares of an upstream intermediate or ultimate parent, either directly or indirectly via a downstream subsidiary, controlled or affiliated company.

    The Company had four types of agreements with Conseco affiliates during 2002. All except the agreement with 40/86 Mortgage advisors were terminated during 2003. Conseco Services, LLC provided certain administrative services to the Company at 110% of direct and directly allocable costs plus a reasonable charge for direct overhead. 40/86 Investment Advisor (formerly known as Conseco Capital Management, Inc and Conseco Securities, Inc.) provided administrative services in connection with the Company's variable products and provided investment accounting services and managed the Company's investments. Expense incurred under these agreements totaled $2,574 in 2003.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

11. SEPARATE ACCOUNTS

    Separate  account  assets  and  related  policy  liabilities  represent  the segregation of funds deposited by variable annuity policyholders. Policyholders bear the investment performance risk associated with these annuities. Separate account assets are invested at the direction of the policyholders, primarily in mutual funds. Separate account assets are reported at fair value based primarily on quoted market prices.

    Substantially all separate account liabilities are non-guaranteed. However, the Company also has guaranteed separate accounts that are subject to a market value adjustment with one, three and five year options. Information regarding the separate accounts of the Company as of and for the years ended December 31, are as follows:


                                                                  2004                         2003
                                                       -------------------------      ----------------------
                                                        SEPARATE                       SEPARATE
                                                        ACCOUNTS                       ACCOUNTS
                                                          WITH          NON-             WITH        NON-
                                                       GUARANTEES    GUARANTEED       GUARANTEES  GUARANTEED
                                                          NON-        SEPARATE           NON-      SEPARATE
                                                        INDEXED       ACCOUNTS         INDEXED     ACCOUNTS
                                                       -------------------------      ----------------------

Premiums, deposits and other considerations             $      -     $    64,379      $   179    $   120,884
                                                        ========================      ======================
For accounts with assets at:
  Market value                                          $  1,406     $ 1,018,128      $ 1,509    $ 1,005,033
                                                        ========================      ======================
  Reserves for separate accounts by withdrawal
  characteristics:
  Subject to discretionary withdrawal:
    With market value adjustment                        $  1,406     $         -      $ 1,509    $         -
    At market value                                            -       1,014,927            -      1,001,746
                                                       -------------------------      ----------------------
  Subtotal                                                 1,406       1,014,927        1,509      1,001,746
  Not subject to discretionary withdrawal                      -           3,201            -          3,287
                                                       -------------------------      ----------------------
  Total separate account liabilities                    $  1,406     $ 1,018,128      $ 1,509    $ 1,005,033
                                                        ========================      ======================

Amounts transferred to and from non-guaranteed separate accounts in the Statements of Operations of the Separate Accounts and the general account for the years ended December 31, are as follows:

                                                      2004               2003
                                                  ----------         ----------
Transfers to Separate Accounts                    $   64,467         $  118,853
Transfers from Separate Accounts                     143,721            413,010
                                                  ----------         ----------
Net transfers from Separate Accounts                 (79,254)          (294,157)
                                                  ==========         ==========

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
DECEMBER 31, 2004 AND 2003
(DOLLARS IN THOUSANDS)
--------------------------------------------------------------------------------

12. EMPLOYEE BENEFITS

    The Company provides certain life insurance and health care benefits for a limited number of currently retired employees who worked for the Company prior to Inviva, Inc's acquisition in 2002. These benefits are generally set at fixed amounts. All retirees in this plan are fully vested. The liability for these plans was $726 and $628 at December 31, 2004 and 2003, respectively, and included in general expenses due and accrued. The expenses for these plans was $98 and ($35) at December 31, 2004 and 2003, respectively.

13. CAPITAL AND SURPLUS

    The maximum amount of dividends which can be paid by State of Texas life insurance companies to shareholders without prior approval of the Commissioner is the greater of statutory net gain from operations before realized capital gains or losses for the preceding year or 10% of statutory surplus as regards policyholders at the end of the preceding year. Statutory net gain from operations before realized capital gains or losses for 2004 was $3,416. Statutory surplus as regards policyholders as of December 31, 2004 was $51,821. The maximum dividend payout which may be made without prior approval in 2004 is $5,182.

    As allowed by the Texas Department of Insurance, effective with the filing of its' 2003 annual statement, the Company has restated its' surplus account balances to reflect an unassigned surplus balance as of December 31, 2002 of $0, a $32,038 increase from the balance filed on its' 2002 audited financial statements. This increase is offset by a corresponding adjustment to paid-in-surplus. The effect of those adjustments does not change total capital and surplus but better reflects the ongoing results of the Company subsequent to its acquisition by Inviva in 2002.

    Life and health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2004 and 2003, respectively, the Company meets its RBC requirements.

14. SUBSEQUENT EVENTS

    The Company entered into a reinsurance agreement effective January 1, 2005, whereby it ceded 30% of its reserves on select variable annuity contracts. The reinsurance on the fixed account portion of these contracts is on a coinsurance basis. The reinsurance on the separate account portion of these contracts is on a modified coinsurance basis. In January 2005, the Company transferred reserves of approximately $54,600, under the coinsurance portion of the contract, to the reinsurer and received a ceding commission of approximately $500.

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

ANNUAL REPORT
TO CONTRACT OWNERS

DECEMBER 31, 2004

                                       JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

ANNUAL REPORT TO CONTRACT OWNERS

TABLE OF CONTENTS

December 31, 2004
================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I                                   PAGE
Statement of Assets and Liabilities as of December 31, 2004 ...............    1
Statements of Operations and Changes in Net Assets for the Year Ended
  December 31, 2004 .......................................................   30
Statements of Operations and Changes in Net Assets for the year ended
  December 31, 2003 .......................................................   47
Notes to Financial Statements .............................................   59
Report of Independent Registered Public Accounting Firm ...................   77

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2004
================================================================================

                                                                                             SHARES         COST            VALUE
                                                                                         ------------------------------------------
Assets:
  Investments in portfolio shares, at net asset value (Note 2):
   40|86 Series Trust:
     Balanced Portfolio .............................................................       69,889.560   $  875,588     $   937,917
     Equity Portfolio ...............................................................       39,878.082      863,834         978,209
     Fixed Income Portfolio .........................................................       53,457.406      538,168         539,922
     Focus 20 Portfolio .............................................................       23,192.331       75,426          75,375
     Government Securities Portfolio ................................................       42,042.352      493,466         487,270
     High Yield Portfolio ...........................................................      111,827.874    1,171,823       1,163,009
     Money Market Portfolio .........................................................    1,598,243.852    1,598,243       1,598,243
   AIM Variable Insurance Funds:
     Basic Value Fund ...............................................................       14,228.168      154,006         167,323
     Core Stock Fund ................................................................        2,371.370       41,342          43,894
     Financial Services Fund ........................................................        3,682.325       52,241          53,798
     Health Sciences Fund ...........................................................        7,979.979      139,260         150,821
     High Yield Fund ................................................................      152,736.872      934,928         985,153
     Mid Cap Core Equity Fund .......................................................       26,750.711      330,950         348,829
     Real Estate Fund ...............................................................       35,558.743      577,064         680,238
     Technology Fund ................................................................       44,003.439      509,513         546,521
   The Alger American Fund:
     Growth Portfolio ...............................................................       27,014.869      890,134         948,763
     Leveraged AllCap Portfolio .....................................................       18,158.101      514,856         551,824
     MidCap Growth Portfolio ........................................................       35,520.076      671,525         738,819
     Small Capitalization Portfolio .................................................       28,092.934      522,243         569,164
   American Century Variable Portfolios, Inc:
     Income & Growth Fund ...........................................................      119,288.345      812,711         873,190
     Inflation Protection Fund ......................................................        5,948.506       61,500          62,755
     International Fund .............................................................       62,774.814      385,170         461,394
     Value Fund .....................................................................       72,736.988      580,198         636,448
   The Dreyfus Socially Responsible Growth Fund, Inc ................................       14,579.630      350,001         366,969
   Dreyfus Stock Index Fund .........................................................       59,283.779    1,709,729       1,831,278
   Dreyfus Variable Investment Fund:
     Disciplined Stock Portfolio ....................................................        8,781.024      166,579         183,788
     International Value Portfolio ..................................................       44,048.509      620,205         698,168
   Federated Insurance Series:
     Capital Income Fund II .........................................................       23,311.393      187,910         206,771
     High Income Bond Fund II .......................................................      199,979.342    1,515,846       1,639,832
     International Equity Fund II ...................................................       33,697.981      408,108         445,488
   Janus Aspen Series:
     Growth Portfolio ...............................................................       18,897.967      360,828         379,283
     Growth and Income Portfolio ....................................................       17,558.533      240,706         276,370
     International Growth Portfolio .................................................        2,289.366       55,653          62,225
     Mid Cap Growth Portfolio .......................................................       21,091.157      478,101         544,994
     Worldwide Growth Portfolio .....................................................        9,558.275      237,222         255,971
   Lazard Retirement Series, Inc:
     Emerging Markets Portfolio .....................................................        2,989.370       35,891          41,581
     Equity Portfolio ...............................................................        1,657.148       15,746          17,798
     International Equity Portfolio .................................................        1,703.758       19,065          20,240
     Small Cap Portfolio ............................................................       57,028.390      863,782         963,779
   Lord Abbett Series Fund, Inc:
     America's Value Portfolio ......................................................       38,494.339      492,584         532,377
     Growth and Income Portfolio ....................................................       54,986.212    1,376,817       1,494,527
   Neuberger Berman Advisers Management Trust:
     Fasciano Portfolio .............................................................        7,450.696       97,217         103,043
     Limited Maturity Bond Portfolio ................................................       38,861.946      513,600         498,212
     Midcap Growth Portfolio ........................................................       23,089.216      359,842         411,680
     Partners Portfolio .............................................................       17,689.295      307,262         324,068
     Regency Portfolio ..............................................................       18,913.168      259,556         279,725
   PIMCO Variable Insurance Trust:
     Money Market Fund ..............................................................      113,224.450      113,224         113,224
     Real Return Fund ...............................................................       44,091.863      567,565         569,664
     Short Term Fund ................................................................        2,384.213       24,077          24,032
     Total Return Fund ..............................................................       52,945.109      555,350         556,449
   Pioneer Variable Contracts Trust:
     Equity Income Portfolio ........................................................       17,951.492      336,652         371,238
     Europe Portfolio ...............................................................        2,709.879       26,196          28,293
     Fund Portfolio .................................................................       30,526.590      574,505         626,101
   Royce Capital Fund:
     Micro-Cap Portfolio ............................................................       47,821.188      539,482         549,945
     Small-Cap Portfolio ............................................................      130,845.830    1,083,068       1,177,612

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

DECEMBER 31, 2004
================================================================================

                                                                                             SHARES         COST            VALUE
                                                                                         ------------------------------------------
Assets: (continued)
   Rydex Variable Trust:
     Arktos Fund ....................................................................          576.300   $   13,676     $    12,240
     Banking Fund ...................................................................           34.228        1,164           1,243
     Basic Material Fund ............................................................        1,679.323       48,485          54,846
     Biotechnology Fund .............................................................          956.888       18,323          18,477
     Consumer Products Fund .........................................................          103.267        3,276           3,403
     Electronics Fund ...............................................................        1,351.750       16,789          17,803
     Energy Fund ....................................................................       15,851.581      437,256         470,477
     Energy Services Fund ...........................................................       21,439.220      427,683         447,009
     Financial Services Fund ........................................................          843.980       23,021          25,640
     Health Care Fund ...............................................................          341.035        8,369           8,683
     Internet Fund ..................................................................        1,249.091       21,100          21,247
     Inverse Dynamic Dow 30 Fund ....................................................           18.989        1,001             821
     Juno Fund ......................................................................        2,967.199       69,111          65,129
     Large Cap Europe Fund ..........................................................           57.292        1,313           1,297
     Large Cap Growth Fund ..........................................................           92.562        2,377           2,384
     Large Cap Japan Fund ...........................................................          920.424       23,870          25,561
     Leisure Fund ...................................................................          200.361        4,592           5,087
     Long Dynamic Dow 30 Fund .......................................................          199.837        5,238           5,174
     Medius Fund ....................................................................       20,766.964      494,921         550,325
     Mekros Fund ....................................................................       22,892.445      682,079         770,330
     Mid-Cap Growth Fund ............................................................           29.137          713             791
     Mid-Cap Value Fund .............................................................          134.677        3,416           3,647
     Nova Fund ......................................................................       21,496.879      163,147         177,564
     OTC Fund .......................................................................       52,969.223      700,723         762,227
     Precious Metals Fund ...........................................................        2,842.180       24,349          24,358
     Real Estate Fund ...............................................................       11,133.033      380,009         423,279
     Sector Rotation Fund ...........................................................        5,025.608       50,316          56,086
     Small-Cap Growth Fund ..........................................................        1,829.986       47,301          52,246
     Small-Cap Value Fund ...........................................................       13,473.016      361,986         388,562
     Telecommunications Fund ........................................................          873.769       17,816          17,939
     Titan 500 Fund .................................................................           69.815        1,513           1,384
     Transportation Fund ............................................................        2,357.086       67,316          74,130
     Ursa Fund ......................................................................       12,783.892       74,606          66,348
     U.S. Government Bond Fund ......................................................        6,036.932       70,130          71,719
     U.S. Government Money Market Fund ..............................................    1,992,040.135    1,992,040       1,992,041
     Utilities Fund .................................................................       10,246.941      161,449         177,682
     Velocity 100 Fund ..............................................................       18,086.785      408,969         417,625
   Salomon Brothers Variable Series Funds Inc:
     All Cap Fund ...................................................................        1,634.499       26,819          27,509
     Large Cap Growth Fund ..........................................................          713.977        7,807           8,361
     Strategic Bond Fund ............................................................        9,696.368      111,358         105,496
     Total Return Fund ..............................................................           21.004          235             237
   Seligman Portfolios, Inc.:
     Communications and Information Portfolio .......................................       20,310.782      241,271         259,166
     Global Technology Portfolio ....................................................        5,631.670       61,995          70,172
   Strong Variable Insurance Funds, Inc:
     Mid Cap Growth Fund II .........................................................        8,018.057      115,425         131,176
   Strong Opportunity Fund II, Inc . ................................................       34,881.980      683,148         783,099
   Third Avenue Variable Series Trust:
     Value Portfolio ................................................................       13,433.453      297,726         332,212
   Van Eck Worldwide Insurance Trust:
     Worldwide Absolute Return Fund .................................................       11,727.741      115,113         115,401
     Worldwide Bond Fund ............................................................       20,320.568      249,963         270,873
     Worldwide Emerging Markets Fund ................................................       71,555.275      926,688       1,088,355
     Worldwide Hard Assets Fund .....................................................       18,765.324      304,096         344,533
     Worldwide Real Estate Fund .....................................................       30,585.873      457,345         542,899
   Variable Insurance Funds:
     Choice Market Neutral Funds ....................................................       94,155.701      908,058         771,134
-----------------------------------------------------------------------------------------------------------------------------------
       Total assets .................................................................                                   $41,259,031
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

DECEMBER 31, 2004
================================================================================

                                                                                               UNIT                     SUB-ACCOUNT
                                                                               UNITS          VALUE         VALUE          TOTAL
                                                                            -------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
  Contract owners' deferred annuity reserves:
   40|86 Series Trust:
     Balanced Portfolio
       Base ............................................................     46,596.280     $15.076486   $  702,508
       Base + GMDB/1 ...................................................      3,742.221      14.841851       55,541
       Base + GMDB/2 ...................................................     15,368.551      11.107738      170,710
       Base + GMDB/1 + GMIB ............................................        626.796      14.611421        9,158
       Base + GMDB/2 + GMIB ............................................             --      11.071929           --
       Base + GMWB/5 ...................................................             --      11.119672           --
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      11.077888           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      11.065969           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      11.042182           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      11.030300           --
       Base + GMWB/2 ...................................................             --      11.101779           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      11.060018           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      11.048121           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      11.024366           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      11.012503           --     $   937,917
                                                                                                                        -----------
     Equity Portfolio
       Base ............................................................     31,619.027      19.754792      624,627
       Base + GMDB/1 ...................................................      7,502.371      19.449725      145,919
       Base + GMDB/2 ...................................................      4,340.030      12.089478       52,469
       Base + GMDB/1 + GMIB ............................................      6,227.380      19.150078      119,255
       Base + GMDB/2 + GMIB ............................................        799.620      12.050508        9,636
       Base + GMWB/5 ...................................................             --      12.102454           --
       Base + GMWB/5 + GMDB Opt 1 ......................................        466.908      12.056990        5,630
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      12.044033           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      12.018126           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      12.005205           --
       Base + GMWB/2 ...................................................      1,710.904      12.082971       20,673
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      12.037551           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      12.024601           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      11.998734           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      11.985847           --         978,209
                                                                                                                        -----------
     Fixed Income Portfolio
       Base ............................................................     23,342.028      13.641866      318,429
       Base + GMDB/1 ...................................................      7,628.479      13.431191      102,460
       Base + GMDB/2 ...................................................             --      10.362198           --
       Base + GMDB/1 + GMIB ............................................      4,933.399      13.224255       65,241
       Base + GMDB/2 + GMIB ............................................        778.374      10.328777        8,040
       Base + GMWB/5 ...................................................        609.922      10.373326        6,327
       Base + GMWB/5 + GMDB Opt 1 ......................................      3,814.921      10.334358       39,425
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      10.323221           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      10.301030           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      10.289930           --
       Base + GMWB/2 ...................................................             --      10.356625           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      10.317677           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      10.306565           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      10.284395           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      10.273320           --         539,922
                                                                                                                        -----------
     Focus 20 Portfolio
       Base ............................................................      9,990.677       3.048927       30,461
       Base + GMDB/1 ...................................................        356.068       3.006239        1,070
       Base + GMDB/2 ...................................................      3,074.270       9.596081       29,501
       Base + GMDB/1 + GMIB ............................................             --       2.964257           --
       Base + GMDB/2 + GMIB ............................................      1,499.508       9.565122       14,343
       Base + GMWB/5 ...................................................             --       9.606382           --
       Base + GMWB/5 + GMDB Opt 1 ......................................             --       9.570270           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --       9.559967           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --       9.539403           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --       9.529131           --
       Base + GMWB/2 ...................................................             --       9.590910           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --       9.554819           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --       9.544545           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --       9.524001           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --       9.513738           --          75,375
                                                                                                                        -----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

DECEMBER 31, 2004
================================================================================

                                                                                               UNIT                     SUB-ACCOUNT
                                                                               UNITS          VALUE         VALUE          TOTAL
                                                                            -------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
  Contract owners' deferred annuity reserves: (continued)
   40|86 Series Trust: (continued)
     Government Securities Portfolio
       Base ............................................................     23,200.381     $12.652099   $  293,534
       Base + GMDB/1 ...................................................      5,580.980      12.456673       69,520
       Base + GMDB/2 ...................................................      3,269.986      10.112404       33,067
       Base + GMDB/1 + GMIB ............................................      2,207.708      12.264759       27,077
       Base + GMDB/2 + GMIB ............................................             --      10.079791           --
       Base + GMWB/5 ...................................................        915.919      10.123259        9,272
       Base + GMWB/5 + GMDB Opt 1 ......................................      5,433.701      10.085211       54,800
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      10.074357           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      10.052683           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      10.041864           --
       Base + GMWB/2 ...................................................             --      10.106966           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      10.068936           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      10.058097           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      10.036461           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      10.025657           --     $   487,270
                                                                                                                        -----------
     High Yield Portfolio
       Base ............................................................     62,375.956      14.829535      925,006
       Base + GMDB/1 ...................................................      8,076.243      14.622391      118,094
       Base + GMDB/2 ...................................................      1,226.175      10.978728       13,462
       Base + GMDB/1 + GMIB ............................................      1,057.189      14.418729       15,243
       Base + GMDB/2 + GMIB ............................................             --      10.943333           --
       Base + GMWB/5 ...................................................      1,013.156      10.990506       11,135
       Base + GMWB/5 + GMDB Opt 1 ......................................      4,014.878      10.949222       43,960
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      10.937450           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      10.913926           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      10.902179           --
       Base + GMWB/2 ...................................................        822.971      10.972819        9,030
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      10.931558           --
       Base + GMWB/2+ GMDB Opt 2 .......................................      2,479.772      10.919800       27,079
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      10.896319           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      10.884597           --       1,163,009
                                                                                                                        -----------
     Money Market Portfolio
       Base ............................................................     71,426.877      11.311166      807,921
       Base + GMDB/1 ...................................................     53,748.693      11.136460      598,570
       Base + GMDB/2 ...................................................      4,722.498       9.898728       46,747
       Base + GMDB/1 + GMIB ............................................      4,304.683      10.964871       47,200
       Base + GMDB/2 + GMIB ............................................        791.290       9.866791        7,807
       Base + GMWB/5 ...................................................        309.674       9.909352        3,069
       Base + GMWB/5 + GMDB Opt 1 ......................................      1,550.444       9.872116       15,306
       Base + GMWB/5+ GMDB Opt 2 .......................................             --       9.861480           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --       9.840259           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --       9.829678           --
       Base + GMWB/2 ...................................................      1,810.466       9.893389       17,912
       Base + GMWB/2+ GMDB Opt 1 .......................................             --       9.856176           --
       Base + GMWB/2+ GMDB Opt 2 .......................................      5,455.302       9.845564       53,711
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --       9.824380           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --       9.813810           --       1,598,243
                                                                                                                        -----------
   AIM Variable Insurance Funds:
     Basic Value Fund
       Base ............................................................      8,351.107      14.112765      117,857
       Base + GMDB/1 ...................................................        182.592      14.041678        2,564
       Base + GMDB/2 ...................................................        357.310      11.335454        4,050
       Base + GMDB/1 + GMIB ............................................        203.476      13.971453        2,843
       Base + GMDB/2 + GMIB ............................................        681.688      11.298894        7,702
       Base + GMWB/5 ...................................................             --      11.347615           --
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      11.304979           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      11.292812           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      11.268524           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      11.256407           --
       Base + GMWB/2 ...................................................        344.856      11.329356        3,907
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      11.286737           --
       Base + GMWB/2+ GMDB Opt 2 .......................................      2,518.960      11.274596       28,400
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      11.250346           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      11.238244           --         167,323
                                                                                                                        -----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

DECEMBER 31, 2004
================================================================================

                                                                                               UNIT                     SUB-ACCOUNT
                                                                               UNITS          VALUE         VALUE          TOTAL
                                                                            -------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
  Contract owners' deferred annuity reserves: (continued)
   AIM Variable Insurance Funds: (continued)
     Core Stock Fund
       Base ............................................................      2,913.732     $10.739840   $   31,293
       Base + GMDB/1 ...................................................        311.307      10.573918        3,292
       Base + GMDB/2 ...................................................        107.891      10.543134        1,138
       Base + GMDB/1 + GMIB ............................................        678.419      10.410926        7,063
       Base + GMDB/2 + GMIB ............................................        105.390      10.509148        1,108
       Base + GMWB/5 ...................................................             --      10.554450           --
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      10.514796           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      10.503482           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      10.480889           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      10.469611           --
       Base + GMWB/2 ...................................................             --      10.537461           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      10.497832           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      10.486535           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      10.463981           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      10.452720           --     $    43,894
                                                                                                                        -----------
     Financial Services Fund
       Base ............................................................      2,641.813      11.135011       29,417
       Base + GMDB/1 ...................................................        746.410      11.012544        8,220
       Base + GMDB/2 ...................................................      1,084.598      11.090184       12,028
       Base + GMDB/1 + GMIB ............................................        379.490      10.891858        4,133
       Base + GMDB/2 + GMIB ............................................             --      11.054422           --
       Base + GMWB/5 ...................................................             --      11.102089           --
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      11.060382           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      11.048483           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      11.024717           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      11.012857           --
       Base + GMWB/2 ...................................................             --      11.084210           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      11.042538           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      11.030645           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      11.006930           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      10.995088           --          53,798
                                                                                                                        -----------
     Health Sciences Fund
       Base ............................................................     11,790.626      10.182012      120,052
       Base + GMDB/1 ...................................................      1,941.647      10.070011       19,552
       Base + GMDB/2 ...................................................             --      10.853741           --
       Base + GMDB/1 + GMIB ............................................        574.549       9.959656        5,722
       Base + GMDB/2 + GMIB ............................................        507.914      10.818735        5,495
       Base + GMWB/5 ...................................................             --      10.865386           --
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      10.824564           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      10.812917           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      10.789646           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      10.778030           --
       Base + GMWB/2 ...................................................             --      10.847897           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      10.807088           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      10.795456           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      10.772242           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      10.760638           --         150,821
                                                                                                                        -----------
     High Yield Fund
       Base ............................................................     85,406.618      10.767831      919,644
       Base + GMDB/1 ...................................................      2,335.790      10.742469       25,092
       Base + GMDB/2 ...................................................      1,940.949      10.735259       20,837
       Base + GMDB/1 + GMIB ............................................        337.915      10.720801        3,623
       Base + GMDB/2 + GMIB ............................................             --      10.713583           --
       Base + GMWB/5 ...................................................             --      10.742469           --
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      10.717184           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      10.709962           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      10.695549           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      10.688345           --
       Base + GMWB/2 ...................................................             --      10.731640           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      10.706363           --
       Base + GMWB/2+ GMDB Opt 2 .......................................      1,491.446      10.699151       15,957
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      10.684749           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      10.677548           --         985,153
                                                                                                                        -----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

DECEMBER 31, 2004
================================================================================

                                                                                               UNIT                     SUB-ACCOUNT
                                                                               UNITS          VALUE         VALUE          TOTAL
                                                                            -------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
  Contract owners' deferred annuity reserves: (continued)
   AIM Variable Insurance Funds: (continued)
     Mid Cap Core Equity Fund
       Base ............................................................     24,628.218     $13.891082   $  342,113
       Base + GMDB/1 ...................................................         66.257      13.821077          916
       Base + GMDB/2 ...................................................             --      11.400009           --
       Base + GMDB/1 + GMIB ............................................             --      13.751968           --
       Base + GMDB/2 + GMIB ............................................        510.459      11.363245        5,800
       Base + GMWB/5 ...................................................             --      11.412244           --
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      11.369374           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      11.357136           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      11.332719           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      11.320531           --
       Base + GMWB/2 ...................................................             --      11.393886           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      11.351022           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      11.338827           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      11.314423           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      11.302251           --     $   348,829
                                                                                                                        -----------
     Real Estate Fund
       Base ............................................................     31,364.991      19.550911      613,214
       Base + GMDB/1 ...................................................             --      19.336048           --
       Base + GMDB/2 ...................................................      1,749.379      13.759688       24,071
       Base + GMDB/1 + GMIB ............................................        733.100      19.124279       14,020
       Base + GMDB/2 + GMIB ............................................        610.374      13.715343        8,371
       Base + GMWB/5 ...................................................      1,492.795      13.774444       20,562
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      13.722726           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      13.707968           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      13.678502           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      13.663790           --
       Base + GMWB/2 ...................................................             --      13.752284           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      13.700598           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      13.685856           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      13.656440           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      13.641761           --         680,238
                                                                                                                        -----------
     Technology Fund
       Base ............................................................     56,890.705       5.606703      318,969
       Base + GMDB/1 ...................................................     39,983.781       5.545000      221,710
       Base + GMDB/2 ...................................................        353.831      10.274325        3,635
       Base + GMDB/1 + GMIB ............................................         16.857       5.484168           92
       Base + GMDB/2 + GMIB ............................................        206.533      10.241181        2,115
       Base + GMWB/5 ...................................................             --      10.285349           --
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      10.246697           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      10.235667           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      10.213645           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      10.202658           --
       Base + GMWB/2 ...................................................             --      10.268792           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      10.230152           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      10.219149           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      10.197156           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      10.186183           --         546,521
                                                                                                                        -----------
   The Alger American Fund:
     Growth Portfolio
       Base ............................................................     64,053.787      12.284206      786,850
       Base + GMDB/1 ...................................................      9,515.935      12.094337      115,089
       Base + GMDB/2 ...................................................      4,040.037      10.695097       43,209
       Base + GMDB/1 + GMIB ............................................        303.539      11.907874        3,615
       Base + GMDB/2 + GMIB ............................................             --      10.660596           --
       Base + GMWB/5 ...................................................             --      10.706576           --
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      10.666350           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      10.654856           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      10.631935           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      10.620506           --
       Base + GMWB/2 ...................................................             --      10.689344           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      10.649128           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      10.637671           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      10.614788           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      10.603366           --         948,763
                                                                                                                        -----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

DECEMBER 31, 2004
================================================================================

                                                                                               UNIT                     SUB-ACCOUNT
                                                                               UNITS          VALUE         VALUE          TOTAL
                                                                            -------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
  Contract owners' deferred annuity reserves: (continued)
   The Alger American Fund: (continued)
     Leveraged AllCap Portfolio
       Base ............................................................     24,092.864     $14.815927   $  356,958
       Base + GMDB/1 ...................................................      5,822.234      14.586902       84,928
       Base + GMDB/2 ...................................................             --      10.872561           --
       Base + GMDB/1 + GMIB ............................................      1,079.498      14.361954       15,504
       Base + GMDB/2 + GMIB ............................................        605.577      10.837495        6,563
       Base + GMWB/5 ...................................................        577.460      10.884231        6,285
       Base + GMWB/5 + GMDB Opt 1 ......................................      4,159.557      10.843334       45,103
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      10.831663           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      10.808365           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      10.796728           --
       Base + GMWB/2 ...................................................        839.609      10.866710        9,124
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      10.825836           --
       Base + GMWB/2+ GMDB Opt 2 .......................................      2,529.909      10.814197       27,359
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      10.790925           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      10.779310           --     $   551,824
                                                                                                                        -----------
     MidCap Growth Portfolio
       Base ............................................................     28,644.597      18.043561      516,851
       Base + GMDB/1 ...................................................      2,644.827      17.764732       46,985
       Base + GMDB/2 ...................................................      8,860.518      11.234086       99,540
       Base + GMDB/1 + GMIB ............................................      1,131.501      17.490906       19,791
       Base + GMDB/2 + GMIB ............................................      2,187.674      11.197839       24,497
       Base + GMWB/5 ...................................................        291.516      11.246149        3,278
       Base + GMWB/5 + GMDB Opt 1 ......................................      2,488.142      11.203878       27,877
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      11.191825           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      11.167746           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      11.155725           --
       Base + GMWB/2 ...................................................             --      11.228032           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      11.185803           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      11.173756           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      11.149724           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      11.137729           --         738,819
                                                                                                                        -----------
     Small Capitalization Portfolio
       Base ............................................................     40,062.429       9.273330      371,512
       Base + GMDB/1 ...................................................     10,858.664       9.129899       99,139
       Base + GMDB/2 ...................................................      1,964.083      11.587255       22,758
       Base + GMDB/1 + GMIB ............................................        158.524       8.989056        1,425
       Base + GMDB/2 + GMIB ............................................             --      11.549879           --
       Base + GMWB/5 ...................................................        110.656      11.599679        1,284
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      11.556090           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      11.543658           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      11.518831           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      11.506433           --
       Base + GMWB/2 ...................................................      1,577.376      11.581008       18,268
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      11.537452           --
       Base + GMWB/2+ GMDB Opt 2 .......................................      4,752.950      11.525033       54,778
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      11.500245           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      11.487871           --         569,164
                                                                                                                        -----------
   American Century Variable Portfolios, Inc:
     Income & Growth Fund
       Base ............................................................     38,544.823      12.631990      486,898
       Base + GMDB/1 ...................................................      8,803.428      12.437123      109,489
       Base + GMDB/2 ...................................................      7,210.131      11.551263       83,286
       Base + GMDB/1 + GMIB ............................................     15,715.702      12.245735      192,450
       Base + GMDB/2 + GMIB ............................................             --      11.514032           --
       Base + GMWB/5 ...................................................             --      11.563652           --
       Base + GMWB/5 + GMDB Opt 1 ......................................         92.630      11.520231        1,067
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      11.507835           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      11.483092           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      11.470735           --
       Base + GMWB/2 ...................................................             --      11.545052           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      11.501641           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      11.489271           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      11.464575           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      11.452252           --         873,190
                                                                                                                        -----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

DECEMBER 31, 2004
================================================================================

                                                                                               UNIT                     SUB-ACCOUNT
                                                                               UNITS          VALUE         VALUE          TOTAL
                                                                            -------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
  Contract owners' deferred annuity reserves: (continued)
   American Century Variable Portfolios, Inc: (continued)
     Inflation Protection Fund
       Base ............................................................      5,343.075     $10.553358   $   56,387
       Base + GMDB/1 ...................................................             --      10.528504           --
       Base + GMDB/2 ...................................................             --      10.521426           --
       Base + GMDB/1 + GMIB ............................................        606.086      10.507252        6,368
       Base + GMDB/2 + GMIB ............................................             --      10.500180           --
       Base + GMWB/5 ...................................................             --      10.528504           --
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      10.503710           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      10.496638           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      10.482499           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      10.475435           --
       Base + GMWB/2 ...................................................             --      10.517881           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      10.493102           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      10.486028           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      10.471904           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      10.464854           --     $    62,755
                                                                                                                        -----------
     International Fund
       Base ............................................................     24,252.620      11.246774      272,764
       Base + GMDB/1 ...................................................     10,998.388      11.072999      121,785
       Base + GMDB/2 ...................................................      4,506.760      11.627512       52,402
       Base + GMDB/1 + GMIB ............................................        497.900      10.902282        5,428
       Base + GMDB/2 + GMIB ............................................        496.051      11.590019        5,749
       Base + GMWB/5 ...................................................             --      11.639989           --
       Base + GMWB/5 + GMDB Opt 1 ......................................        281.619      11.596259        3,266
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      11.583789           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      11.558867           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      11.546431           --
       Base + GMWB/2 ...................................................             --      11.621244           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      11.577553           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      11.565093           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      11.540233           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      11.527812           --         461,394
                                                                                                                        -----------
     Value Fund
       Base ............................................................     28,541.261      15.993716      456,481
       Base + GMDB/1 ...................................................      3,854.471      15.746673       60,695
       Base + GMDB/2 ...................................................      4,082.063      11.735209       47,904
       Base + GMDB/1 + GMIB ............................................      1,570.016      15.504069       24,342
       Base + GMDB/2 + GMIB ............................................        275.412      11.697373        3,222
       Base + GMWB/5 ...................................................             --      11.747811           --
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      11.703670           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      11.691078           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      11.665945           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      11.653394           --
       Base + GMWB/2 ...................................................      1,331.110      11.728894       15,612
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      11.684798           --
       Base + GMWB/2+ GMDB Opt 2 .......................................      2,415.325      11.672230       28,192
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      11.647123           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      11.634602           --         636,448
                                                                                                                        -----------
   The Dreyfus Socially Responsible Growth Fund, Inc.:
       Base ............................................................     27,117.686       9.604077      260,440
       Base + GMDB/1 ...................................................      1,260.816       9.455631       11,922
       Base + GMDB/2 ...................................................      3,592.273      10.654606       38,274
       Base + GMDB/1 + GMIB ............................................      1,455.272       9.309813       13,548
       Base + GMDB/2 + GMIB ............................................        618.934      10.620248        6,573
       Base + GMWB/5 ...................................................             --      10.666029           --
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      10.625972           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      10.614537           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      10.591710           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      10.580316           --
       Base + GMWB/2 ...................................................        850.415      10.648878        9,056
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      10.608825           --
       Base + GMWB/2+ GMDB Opt 2 .......................................      2,562.472      10.597407       27,156
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      10.574616           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      10.563240           --         366,969
                                                                                                                        -----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

DECEMBER 31, 2004
================================================================================

                                                                                               UNIT                     SUB-ACCOUNT
                                                                               UNITS          VALUE         VALUE          TOTAL
                                                                            -------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
  Contract owners' deferred annuity reserves: (continued)
   Dreyfus Stock Index Fund
       Base ............................................................    104,071.979     $11.804561   $1,228,524
       Base + GMDB/1 ...................................................     16,824.403      11.622138      195,536
       Base + GMDB/2 ...................................................      3,769.945      11.283868       42,540
       Base + GMDB/1 + GMIB ............................................     28,648.138      11.442998      327,821
       Base + GMDB/2 + GMIB ............................................        607.413      11.247496        6,832
       Base + GMWB/5 ...................................................      2,658.039      11.295973       30,025
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      11.253556           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      11.241450           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      11.217265           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      11.205202           --
       Base + GMWB/2 ...................................................             --      11.277792           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      11.235388           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      11.223307           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      11.199171           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      11.187124           --     $ 1,831,278
                                                                                                                        -----------
   Dreyfus Variable Investment Fund:
     Disciplined Stock Portfolio
       Base ............................................................      8,633.011       9.495465       81,974
       Base + GMDB/1 ...................................................      2,079.091       9.348709       19,437
       Base + GMDB/2 ...................................................             --      10.966478           --
       Base + GMDB/1 + GMIB ............................................        637.100       9.204578        5,864
       Base + GMDB/2 + GMIB ............................................        745.601      10.931125        8,150
       Base + GMWB/5 ...................................................        875.236      10.978245        9,609
       Base + GMWB/5 + GMDB Opt 1 ......................................      5,372.000      10.937011       58,754
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      10.925249           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      10.901740           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      10.890016           --
       Base + GMWB/2 ...................................................             --      10.960583           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      10.919370           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      10.907617           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      10.884150           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      10.872446           --         183,788
                                                                                                                        -----------
     International Value Portfolio
       Base ............................................................     46,575.022      13.300487      619,470
       Base + GMDB/1 ...................................................      2,875.076      13.094965       37,649
       Base + GMDB/2 ...................................................             --      12.346904           --
       Base + GMDB/1 + GMIB ............................................      1,325.673      12.893085       17,092
       Base + GMDB/2 + GMIB ............................................         97.758      12.307111        1,203
       Base + GMWB/5 ...................................................      1,840.921      12.360159       22,754
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      12.313736           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      12.300495           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      12.274050           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      12.260849           --
       Base + GMWB/2 ...................................................             --      12.340263           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      12.293882           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      12.280653           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      12.254254           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      12.241073           --         698,168
                                                                                                                        -----------
   Federated Insurance Series:
     Capital Income Fund II
       Base ............................................................     13,964.966       8.437429      117,828
       Base + GMDB/1 ...................................................      6,187.825       8.307066       51,403
       Base + GMDB/2 ...................................................      3,368.213      11.145293       37,540
       Base + GMDB/1 + GMIB ............................................             --       8.179068           --
       Base + GMDB/2 + GMIB ............................................             --      11.109359           --
       Base + GMWB/5 ...................................................             --      11.157249           --
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      11.115341           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      11.103385           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      11.079501           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      11.067584           --
       Base + GMWB/2 ...................................................             --      11.139290           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      11.097415           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      11.085464           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      11.061627           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      11.049728           --         206,771
                                                                                                                        -----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

DECEMBER 31, 2004
================================================================================

                                                                                               UNIT                     SUB-ACCOUNT
                                                                               UNITS          VALUE         VALUE          TOTAL
                                                                            -------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
  Contract owners' deferred annuity reserves: (continued)
   Federated Insurance Series: (continued)
     High Income Bond Fund II
       Base ............................................................    123,649.901     $11.760410   $1,454,174
       Base + GMDB/1 ...................................................     10,065.623      11.578202      116,542
       Base + GMDB/2 ...................................................      4,568.517      10.965494       50,096
       Base + GMDB/1 + GMIB ............................................        629.976      11.399205        7,181
       Base + GMDB/2 + GMIB ............................................        549.370      10.930128        6,005
       Base + GMWB/5 ...................................................             --      10.977260           --
       Base + GMWB/5 + GMDB Opt 1 ......................................        169.648      10.936020        1,855
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      10.924252           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      10.900756           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      10.889030           --
       Base + GMWB/2 ...................................................        363.046      10.959595        3,979
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      10.918375           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      10.906635           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      10.883168           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      10.871454           --     $ 1,639,832
                                                                                                                        -----------
     International Equity Fund II
       Base ............................................................     30,375.046      12.356821      375,339
       Base + GMDB/1 ...................................................      2,054.084      12.165853       24,990
       Base + GMDB/2 ...................................................        406.750      11.602049        4,719
       Base + GMDB/1 + GMIB ............................................        809.276      11.978285        9,694
       Base + GMDB/2 + GMIB ............................................             --      11.564660           --
       Base + GMWB/5 ...................................................             --      11.614493           --
       Base + GMWB/5 + GMDB Opt 1 ......................................        122.174      11.570878        1,414
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      11.558433           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      11.533578           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      11.521169           --
       Base + GMWB/2 ...................................................             --      11.595808           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      11.552218           --
       Base + GMWB/2+ GMDB Opt 2 .......................................      2,541.812      11.539785       29,332
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      11.514974           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      11.502591           --         445,488
                                                                                                                        -----------
   Janus Aspen Series:
     Growth Portfolio
       Base ............................................................     17,590.787      15.191743      267,235
       Base + GMDB/1 ...................................................        632.130      15.027229        9,499
       Base + GMDB/2 ...................................................      1,627.712      10.499799       17,091
       Base + GMDB/1 + GMIB ............................................      4,470.136      14.865076       66,449
       Base + GMDB/2 + GMIB ............................................        389.936      10.465945        4,081
       Base + GMWB/5 ...................................................             --      10.511074           --
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      10.471588           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      10.460318           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      10.437806           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................      1,067.096      10.426572       11,126
       Base + GMWB/2 ...................................................        362.315      10.494153        3,802
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      10.454687           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      10.443425           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      10.420962           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      10.409756           --         379,283
                                                                                                                        -----------
     Growth and Income Portfolio
       Base ............................................................     13,551.645      13.539050      183,476
       Base + GMDB/1 ...................................................      6,441.279      13.466284       86,740
       Base + GMDB/2 ...................................................        412.694      11.377056        4,695
       Base + GMDB/1 + GMIB ............................................        108.957      13.394431        1,459
       Base + GMDB/2 + GMIB ............................................             --      11.340371           --
       Base + GMWB/5 ...................................................             --      11.389267           --
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      11.346481           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      11.334270           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      11.309888           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      11.297722           --
       Base + GMWB/2 ...................................................             --      11.370927           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      11.328175           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      11.315988           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      11.291657           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      11.279507           --         276,370
                                                                                                                        -----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

DECEMBER 31, 2004
================================================================================

                                                                                               UNIT                     SUB-ACCOUNT
                                                                               UNITS          VALUE         VALUE          TOTAL
                                                                            -------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
  Contract owners' deferred annuity reserves: (continued)
   Janus Aspen Series: (continued)
     International Growth Portfolio
       Base ............................................................        516.430     $16.934402   $    8,745
       Base + GMDB/1 ...................................................             --      16.843429           --
       Base + GMDB/2 ...................................................      2,600.744      12.104040       31,480
       Base + GMDB/1 + GMIB ............................................             --      16.753590           --
       Base + GMDB/2 + GMIB ............................................        820.697      12.065023        9,902
       Base + GMWB/5 ...................................................        998.423      12.117022       12,098
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      12.071518           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      12.058524           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      12.032594           --
       Base + GMWB/5+ GMDB Opt 2 + GMIB ................................             --      12.019649           --
       Base + GMWB/2 ...................................................             --      12.097525           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      12.052044           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      12.039084           --
       Base + GMWB/2+ GMDB Opt 1 + GMIB ................................             --      12.013187           --
       Base + GMWB/2+ GMDB Opt 2 + GMIB ................................             --      12.000272           --     $    62,225
                                                                                                                        -----------
     Mid Cap Growth Portfolio
       Base ............................................................     35,529.146      12.936800      459,633
       Base + GMDB/1 ...................................................      2,182.909      12.736672       27,803
       Base + GMDB/2 ...................................................      1,534.338      12.056459       18,499
       Base + GMDB/1 + GMIB ............................................        175.473      12.540136        2,200
       Base + GMDB/2 + GMIB ............................................             --      12.017574           --
       Base + GMWB/5 ...................................................             --      12.069395           --
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      12.024047           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      12.011104           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      11.985274           --
       Base + GMWB/5+ GMDB Opt 2 + GMIB ................................             --      11.972383           --
       Base + GMWB/2 ...................................................        764.969      12.049964        9,218
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      12.004654           --
       Base + GMWB/2+ GMDB Opt 2 .......................................      2,305.003      11.991732       27,641
       Base + GMWB/2+ GMDB Opt 1 + GMIB ................................             --      11.965944           --
       Base + GMWB/2+ GMDB Opt 2 + GMIB ................................             --      11.953064           --         544,994
                                                                                                                        -----------
     Worldwide Growth Portfolio
       Base ............................................................     10,285.209      11.336871      116,602
       Base + GMDB/1 ...................................................      6,284.366      11.201700       70,396
       Base + GMDB/2 ...................................................      3,787.928      10.668812       40,413
       Base + GMDB/1 + GMIB ............................................      1,042.243      11.074615       11,542
       Base + GMDB/2 + GMIB ............................................      1,600.314      10.634405       17,018
       Base + GMWB/5 ...................................................             --      10.680257           --
       Base + GMWB/5  + GMDB Opt 1 .....................................             --      10.640133           --
       Base + GMWB/5 + GMDB Opt 2 ......................................             --      10.628686           --
       Base + GMWB/5 + GMDB Opt 1 + GMIB ...............................             --      10.605818           --
       Base + GMWB/5 + GMDB Opt 2 + GMIB ...............................             --      10.594400           --
       Base + GMWB/2 ...................................................             --      10.663063           --
       Base + GMWB/2 + GMDB Opt 1 ......................................             --      10.622959           --
       Base + GMWB/2 + GMDB Opt 2 ......................................             --      10.611525           --
       Base + GMWB/2 + GMDB Opt 1 + GMIB ...............................             --      10.588700           --
       Base + GMWB/2 + GMDB Opt 2 + GMIB ...............................             --      10.577308           --         255,971
                                                                                                                        -----------
   Lazard Retirement Series, Inc:
     Emerging Markets Portfolio
       Base ............................................................        839.591      12.653140       10,623
       Base + GMDB/1 ...................................................        135.395      12.623342        1,709
       Base + GMDB/2 ...................................................        211.678      12.614866        2,670
       Base + GMDB/1 + GMIB ............................................        667.884      12.597890        8,414
       Base + GMDB/2 + GMIB ............................................        100.905      12.589405        1,270
       Base + GMWB/5 ...................................................             --      12.623342           --
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      12.593646           --
       Base + GMWB/5 + GMDB Opt 2 ......................................             --      12.585156           --
       Base + GMWB/5 + GMDB Opt 1 + GMIB ...............................             --      12.568218           --
       Base + GMWB/5 + GMDB Opt 2 + GMIB ...............................      1,345.147      12.559745       16,895
       Base + GMWB/2 ...................................................             --      12.610622           --
       Base + GMWB/2 + GMDB Opt 1 ......................................             --      12.580922           --
       Base + GMWB/2 + GMDB Opt 2 ......................................             --      12.572442           --
       Base + GMWB/2 + GMDB Opt 1 + GMIB ...............................             --      12.555523           --
       Base + GMWB/2 + GMDB Opt 2 + GMIB ...............................             --      12.547059           --          41,581
                                                                                                                        -----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

DECEMBER 31, 2004
================================================================================

                                                                                               UNIT                     SUB-ACCOUNT
                                                                               UNITS          VALUE         VALUE          TOTAL
                                                                            -------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
  Contract owners' deferred annuity reserves: (continued)
   Lazard Retirement Series, Inc: (continued)
     Equity Portfolio
       Base ............................................................      1,276.675     $11.687454   $   14,921
       Base + GMDB/1 ...................................................             --      11.506886           --
       Base + GMDB/2 ...................................................             --      11.358305           --
       Base + GMDB/1 + GMIB ............................................        100.521      11.329544        1,139
       Base + GMDB/2 + GMIB ............................................             --      11.321695           --
       Base + GMWB/5 ...................................................             --      11.370500           --
       Base + GMWB/5 + GMDB Opt 1 ......................................        153.397      11.327794        1,738
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      11.315595           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      11.291267           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      11.279123           --
       Base + GMWB/2 ...................................................             --      11.352197           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      11.309511           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      11.297355           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      11.273056           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      11.260924           --     $    17,798
                                                                                                                        -----------
     International Equity Portfolio
       Base ............................................................      1,686.488      11.292237       19,044
       Base + GMDB/1 ...................................................             --      11.265638           --
       Base + GMDB/2 ...................................................             --      11.258074           --
       Base + GMDB/1 + GMIB ............................................             --      11.242919           --
       Base + GMDB/2 + GMIB ............................................        106.487      11.235348        1,196
       Base + GMWB/5 ...................................................             --      11.265638           --
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      11.239135           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      11.231556           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      11.216432           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      11.208877           --
       Base + GMWB/2 ...................................................             --      11.254288           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      11.227773           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      11.220217           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      11.205112           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      11.197553           --          20,240
                                                                                                                        -----------
     Small Cap Portfolio
       Base ............................................................     47,045.191      16.772117      789,047
       Base + GMDB/1 ...................................................      6,330.510      16.513056      104,536
       Base + GMDB/2 ...................................................      1,816.337      11.528763       20,940
       Base + GMDB/1 + GMIB ............................................      1,123.829      16.255633       18,269
       Base + GMDB/2 + GMIB ............................................             --      11.491591           --
       Base + GMWB/5 ...................................................        289.829      11.541136        3,345
       Base + GMWB/5 + GMDB Opt 1 ......................................      2,404.157      11.497780       27,642
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      11.485402           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      11.460698           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      11.448369           --
       Base + GMWB/2 ...................................................             --      11.522553           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      11.479214           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      11.466859           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      11.442213           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      11.429900           --         963,779
                                                                                                                        -----------
   Lord Abbett Series Fund, Inc:
     America's Value Portfolio
       Base ............................................................     33,217.290      14.028765      465,998
       Base + GMDB/1 ...................................................      1,155.002      13.958093       16,122
       Base + GMDB/2 ...................................................      2,378.116      11.890325       28,277
       Base + GMDB/1 + GMIB ............................................      1,497.518      13.885775       20,794
       Base + GMDB/2 + GMIB ............................................        100.050      11.851998        1,186
       Base + GMWB/5 ...................................................             --      11.903081           --
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      11.858382           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      11.845623           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      11.820148           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      11.807443           --
       Base + GMWB/2 ...................................................             --      11.883930           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      11.839244           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      11.826513           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      11.801078           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      11.788384           --         532,377
                                                                                                                        -----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

DECEMBER 31, 2004
================================================================================

                                                                                               UNIT                     SUB-ACCOUNT
                                                                               UNITS          VALUE         VALUE          TOTAL
                                                                            -------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
  Contract owners' deferred annuity reserves: (continued)
   Lord Abbett Series Fund, Inc: (continued)
     Growth and Income Portfolio
       Base ............................................................     77,595.575     $15.161550   $1,176,469
       Base + GMDB/1 ...................................................      8,130.946      14.927307      121,373
       Base + GMDB/2 ...................................................      2,841.089      11.563288       32,852
       Base + GMDB/1 + GMIB ............................................      6,500.809      14.697287       95,544
       Base + GMDB/2 + GMIB ............................................        480.789      11.526013        5,542
       Base + GMWB/5 ...................................................      1,156.423      11.575687       13,386
       Base + GMWB/5 + GMDB Opt 1 ......................................      4,280.259      11.532210       49,361
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      11.519808           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      11.495041           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      11.482669           --
       Base + GMWB/2 ...................................................             --      11.557068           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      11.513613           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      11.501230           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      11.476496           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      11.464156           --     $ 1,494,527
                                                                                                                        -----------
   Neuberger Berman Advisers Management Trust:
     Fasciano Portfolio
       Base ............................................................      6,663.831      13.834880       92,193
       Base + GMDB/1 ...................................................             --      13.765181           --
       Base + GMDB/2 ...................................................             --      11.183594           --
       Base + GMDB/1 + GMIB ............................................             --      13.696361           --
       Base + GMDB/2 + GMIB ............................................             --      11.147541           --
       Base + GMWB/5 ...................................................             --      11.195595           --
       Base + GMWB/5 + GMDB Opt 1 ......................................        972.759      11.153541       10,850
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      11.141537           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      11.117589           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      11.105610           --
       Base + GMWB/2 ...................................................             --      11.177577           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      11.135548           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      11.123572           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      11.099639           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      11.087713           --         103,043
                                                                                                                        -----------
     Limited Maturity Bond Portfolio
       Base ............................................................     19,796.129      12.053456      238,612
       Base + GMDB/1 ...................................................      9,883.556      11.867291      117,291
       Base + GMDB/2 ...................................................      8,556.896       9.916743       84,857
       Base + GMDB/1 + GMIB ............................................        338.713      11.684476        3,958
       Base + GMDB/2 + GMIB ............................................             --       9.884749           --
       Base + GMWB/5 ...................................................        616.310       9.927390        6,118
       Base + GMWB/5 + GMDB Opt 1 ......................................      3,916.636       9.890092       38,736
       Base + GMWB/5+ GMDB Opt 2 .......................................             --       9.879431           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --       9.858180           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --       9.847559           --
       Base + GMWB/2 ...................................................             --       9.911402           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --       9.874118           --
       Base + GMWB/2+ GMDB Opt 2 .......................................        875.912       9.863491        8,640
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --       9.842273           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --       9.831670           --         498,212
                                                                                                                        -----------
     Midcap Growth Portfolio
       Base ............................................................     40,820.188       8.689258      354,697
       Base + GMDB/1 ...................................................        479.747       8.593639        4,123
       Base + GMDB/2 ...................................................      3,948.884      11.552198       45,618
       Base + GMDB/1 + GMIB ............................................        206.693       8.499419        1,757
       Base + GMDB/2 + GMIB ............................................             --      11.514955           --
       Base + GMWB/5 ...................................................        474.335      11.564594        5,485
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      11.521146           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      11.508749           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      11.483995           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      11.471638           --
       Base + GMWB/2 ...................................................             --      11.545973           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      11.502560           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      11.490177           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      11.465461           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      11.453120           --         411,680
                                                                                                                        -----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

DECEMBER 31, 2004
================================================================================

                                                                                               UNIT                     SUB-ACCOUNT
                                                                               UNITS          VALUE         VALUE          TOTAL
                                                                            -------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
  Contract owners' deferred annuity reserves: (continued)
   Neuberger Berman Advisers Management Trust: (continued)
     Partners Portfolio
       Base ............................................................     14,785.515     $11.842745   $  175,101
       Base + GMDB/1 ...................................................        677.640      11.659758        7,901
       Base + GMDB/2 ...................................................      2,774.140      12.038229       33,396
       Base + GMDB/1 + GMIB ............................................      8,745.130      11.480012      100,394
       Base + GMDB/2 + GMIB ............................................        606.323      11.999417        7,276
       Base + GMWB/5 ...................................................             --      12.051151           --
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      12.005882           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      11.992962           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      11.967176           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      11.954303           --
       Base + GMWB/2 ...................................................             --      12.031751           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      11.986510           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      11.973619           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      11.947873           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      11.935021           --     $   324,068
                                                                                                                        -----------
     Regency Portfolio
       Base ............................................................     11,911.356      15.724728      187,303
       Base + GMDB/1 ...................................................      1,695.422      15.645538       26,526
       Base + GMDB/2 ...................................................      3,625.432      12.310539       44,631
       Base + GMDB/1 + GMIB ............................................        636.552      15.567323        9,909
       Base + GMDB/2 + GMIB ............................................             --      12.270864           --
       Base + GMWB/5 ...................................................        921.506      12.323746       11,356
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      12.277450           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      12.264246           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      12.237893           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      12.224729           --
       Base + GMWB/2 ...................................................             --      12.303925           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      12.257658           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      12.244478           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      12.218147           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      12.205014           --         279,725
                                                                                                                        -----------
   PIMCO Variable Insurance Trust:
     Money Market Fund
       Base ............................................................     11,276.569       9.976043      112,496
       Base + GMDB/1 ...................................................             --       9.952532           --
       Base + GMDB/2 ...................................................             --       9.945847           --
       Base + GMDB/1 + GMIB ............................................         73.323       9.932448          728
       Base + GMDB/2 + GMIB ............................................             --       9.925757           --
       Base + GMWB/5 ...................................................             --       9.952532           --
       Base + GMWB/5 + GMDB Opt 1 ......................................             --       9.929108           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --       9.922410           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --       9.909039           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --       9.902360           --
       Base + GMWB/2 ...................................................             --       9.942501           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --       9.919073           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --       9.912387           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --       9.899027           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --       9.892357           --         113,224
                                                                                                                        -----------
     Real Return Fund
       Base ............................................................     34,959.352      11.294032      394,832
       Base + GMDB/1 ...................................................        580.211      11.237088        6,520
       Base + GMDB/2 ...................................................      8,491.807      10.747418       91,265
       Base + GMDB/1 + GMIB ............................................      1,372.110      11.180858       15,341
       Base + GMDB/2 + GMIB ............................................      2,028.091      10.712749       21,726
       Base + GMWB/5 ...................................................      3,716.001      10.758949       39,980
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      10.718521           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      10.706983           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      10.683950           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      10.672465           --
       Base + GMWB/2 ...................................................             --      10.741621           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      10.701228           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      10.689714           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      10.666722           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      10.655229           --         569,664
                                                                                                                        -----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

DECEMBER 31, 2004
================================================================================

                                                                                               UNIT                     SUB-ACCOUNT
                                                                               UNITS          VALUE         VALUE          TOTAL
                                                                            -------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
  Contract owners' deferred annuity reserves: (continued)
   PIMCO Variable Insurance Trust: (continued)
     Short Term Fund
       Base ............................................................      1,062.203     $10.010721   $   10,633
       Base + GMDB/1 ...................................................             --       9.987130           --
       Base + GMDB/2 ...................................................             --       9.980425           --
       Base + GMDB/1 + GMIB ............................................      1,344.332       9.966984       13,399
       Base + GMDB/2 + GMIB ............................................             --       9.960261           --
       Base + GMWB/5 ...................................................             --       9.987130           --
       Base + GMWB/5 + GMDB Opt 1 ......................................             --       9.963617           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --       9.956909           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --       9.943492           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --       9.936786           --
       Base + GMWB/2 ...................................................             --       9.977059           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --       9.953548           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --       9.946841           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --       9.933445           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --       9.926746           --     $    24,032
                                                                                                                        -----------
     Total Return Fund
       Base ............................................................     30,606.296      10.458389      320,093
       Base + GMDB/1 ...................................................      3,082.813      10.405641       32,079
       Base + GMDB/2 ...................................................      3,863.176      10.389750       40,137
       Base + GMDB/1 + GMIB ............................................     11,531.564      10.353571      119,393
       Base + GMDB/2 + GMIB ............................................        729.707      10.356229        7,557
       Base + GMWB/5 ...................................................        381.176      10.400896        3,965
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      10.361809           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      10.350655           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      10.328384           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................      2,480.342      10.317263       25,590
       Base + GMWB/2 ...................................................        735.235      10.384149        7,635
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      10.345089           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      10.333950           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      10.311720           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      10.300616           --         556,449
                                                                                                                        -----------
   Pioneer Variable Contracts Trust:
     Equity Income Portfolio
       Base ............................................................     30,429.157      10.456120      318,171
       Base + GMDB/1 ...................................................        654.748      10.330818        6,764
       Base + GMDB/2 ...................................................      1,762.397      11.867695       20,916
       Base + GMDB/1 + GMIB ............................................      1,418.172      10.207395       14,476
       Base + GMDB/2 + GMIB ............................................             --      11.829456           --
       Base + GMWB/5 ...................................................        918.384      11.880425       10,911
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      11.835821           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      11.823082           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      11.797672           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      11.784990           --
       Base + GMWB/2 ...................................................             --      11.861315           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      11.816727           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      11.804015           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      11.778653           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      11.765969           --         371,238
                                                                                                                        -----------
     Europe Portfolio
       Base ............................................................      2,682.175       9.154446       24,554
       Base + GMDB/1 ...................................................        171.343       9.044662        1,550
       Base + GMDB/2 ...................................................         91.163      12.219277        1,114
       Base + GMDB/1 + GMIB ............................................        120.292       8.936533        1,075
       Base + GMDB/2 + GMIB ............................................             --      12.179888           --
       Base + GMWB/5 ...................................................             --      12.232389           --
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      12.186449           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      12.173344           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      12.147169           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      12.134113           --
       Base + GMWB/2 ...................................................             --      12.212706           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      12.166800           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      12.153710           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      12.127568           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      12.114529           --          28,293
                                                                                                                        -----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

DECEMBER 31, 2004
================================================================================

                                                                                               UNIT                     SUB-ACCOUNT
                                                                               UNITS          VALUE         VALUE          TOTAL
                                                                            -------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
  Contract owners' deferred annuity reserves: (continued)
   Pioneer Variable Contracts Trust: (continued)
     Fund Portfolio
       Base ............................................................     55,185.874     $ 9.293355   $  512,862
       Base + GMDB/1 ...................................................             --       9.181907           --
       Base + GMDB/2 ...................................................             --      11.244849           --
       Base + GMDB/1 + GMIB ............................................     10,751.259       9.072159       97,537
       Base + GMDB/2 + GMIB ............................................             --      11.208598           --
       Base + GMWB/5 ...................................................             --      11.256915           --
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      11.214640           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      11.202578           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      11.178488           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      11.166457           --
       Base + GMWB/2 ...................................................      1,397.140      11.238816       15,702
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      11.196543           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      11.184499           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      11.160446           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      11.148437           --     $   626,101
                                                                                                                        -----------
   Royce Capital Fund
     Micro-Cap Portfolio
       Base ............................................................     19,622.548      16.566905      325,085
       Base + GMDB/1 ...................................................      5,331.352      16.483478       87,879
       Base + GMDB/2 ...................................................      8,886.164      11.367117      101,010
       Base + GMDB/1 + GMIB ............................................        745.383      16.401109       12,225
       Base + GMDB/2 + GMIB ............................................      2,000.245      11.330470       22,664
       Base + GMWB/5 ...................................................             --      11.379316           --
       Base + GMWB/5 + GMDB Opt 1 ......................................         95.416      11.336567        1,082
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      11.324376           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      11.300025           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      11.287858           --
       Base + GMWB/2 ...................................................             --      11.361006           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      11.318284           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      11.306096           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      11.281783           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      11.269647           --         549,945
                                                                                                                        -----------
     Small-Cap Portfolio
       Base ............................................................     51,851.372      17.162588      889,904
       Base + GMDB/1 ...................................................      9,224.261      17.076178      157,515
       Base + GMDB/2 ...................................................      5,068.889      12.476220       63,241
       Base + GMDB/1 + GMIB ............................................        576.774      16.990854        9,800
       Base + GMDB/2 + GMIB ............................................      2,569.567      12.436004       31,955
       Base + GMWB/5 ...................................................        873.616      12.489593       10,911
       Base + GMWB/5 + GMDB Opt 1 ......................................         89.631      12.442693        1,115
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      12.429332           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      12.402595           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      12.389274           --
       Base + GMWB/2 ...................................................      1,056.254      12.469509       13,171
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      12.422647           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      12.409284           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      12.382601           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      12.369279           --       1,177,612
                                                                                                                        -----------
   Rydex Variable Trust:
     Arktos Fund
       Base ............................................................             --       8.633712           --
       Base + GMDB/1 ...................................................             --       8.613364           --
       Base + GMDB/2 ...................................................             --       8.607576           --
       Base + GMDB/1 + GMIB ............................................        502.697       8.595974        4,321
       Base + GMDB/2 + GMIB ............................................        921.900       8.590172        7,919
       Base + GMWB/5 ...................................................             --       8.613364           --
       Base + GMWB/5 + GMDB Opt 1 ......................................             --       8.593068           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --       8.587274           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --       8.575699           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --       8.569915           --
       Base + GMWB/2 ...................................................             --       8.604665           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --       8.584378           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --       8.578588           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --       8.567022           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --       8.561252           --          12,240
                                                                                                                        -----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

DECEMBER 31, 2004
================================================================================

                                                                                               UNIT                     SUB-ACCOUNT
                                                                               UNITS          VALUE         VALUE          TOTAL
                                                                            -------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
  Contract owners' deferred annuity reserves: (continued)
   Rydex Variable Trust: (continued)
     Banking Fund
       Base ............................................................             --     $11.576000   $       --
       Base + GMDB/1 ...................................................             --      11.548729           --
       Base + GMDB/2 ...................................................             --      11.540988           --
       Base + GMDB/1 + GMIB ............................................        107.815      11.525448        1,243
       Base + GMDB/2 + GMIB ............................................             --      11.517685           --
       Base + GMWB/5 ...................................................             --      11.548729           --
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      11.521559           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      11.513808           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      11.498287           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      11.490555           --
       Base + GMWB/2 ...................................................             --      11.537095           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      11.509920           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      11.502170           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      11.486676           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      11.478938           --     $     1,243
                                                                                                                        -----------
     Basic Materials Fund
       Base ............................................................      4,347.535      12.367295       53,767
       Base + GMDB/1 ...................................................             --      12.338172           --
       Base + GMDB/2 ...................................................             --      12.329885           --
       Base + GMDB/1 + GMIB ............................................         87.663      12.313300        1,079
       Base + GMDB/2 + GMIB ............................................             --      12.305012           --
       Base + GMWB/5 ...................................................             --      12.338172           --
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      12.309149           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      12.300859           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      12.284301           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      12.276035           --
       Base + GMWB/2 ...................................................             --      12.325739           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      12.296721           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      12.288440           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      12.271897           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      12.263634           --          54,846
                                                                                                                        -----------
     Biotechnology Fund
       Base ............................................................      1,997.632       9.249701       18,477
       Base + GMDB/1 ...................................................             --       9.227879           --
       Base + GMDB/2 ...................................................             --       9.221670           --
       Base + GMDB/1 + GMIB ............................................             --       9.209223           --
       Base + GMDB/2 + GMIB ............................................             --       9.203016           --
       Base + GMWB/5 ...................................................             --       9.227879           --
       Base + GMWB/5 + GMDB Opt 1 ......................................             --       9.206122           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --       9.199911           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --       9.187491           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --       9.181297           --
       Base + GMWB/2 ...................................................             --       9.218557           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --       9.196808           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --       9.190602           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --       9.178197           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --       9.172000           --          18,477
                                                                                                                        -----------
     Consumer Products Fund
       Base ............................................................        327.100      10.402747        3,403
       Base + GMDB/1 ...................................................             --      10.378240           --
       Base + GMDB/2 ...................................................             --      10.371263           --
       Base + GMDB/1 + GMIB ............................................             --      10.357291           --
       Base + GMDB/2 + GMIB ............................................             --      10.350312           --
       Base + GMWB/5 ...................................................             --      10.378240           --
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      10.353801           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      10.346828           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      10.332880           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      10.325912           --
       Base + GMWB/2 ...................................................             --      10.367766           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      10.343331           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      10.336367           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      10.322435           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      10.315479           --           3,403
                                                                                                                        -----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

DECEMBER 31, 2004
================================================================================

                                                                                               UNIT                     SUB-ACCOUNT
                                                                               UNITS          VALUE         VALUE          TOTAL
                                                                            -------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
  Contract owners' deferred annuity reserves: (continued)
   Rydex Variable Trust: (continued)
     Electronics Fund
       Base ............................................................      1,956.826     $ 9.097733   $   17,803
       Base + GMDB/1 ...................................................             --       9.076265           --
       Base + GMDB/2 ...................................................             --       9.070169           --
       Base + GMDB/1 + GMIB ............................................             --       9.057932           --
       Base + GMDB/2 + GMIB ............................................             --       9.051822           --
       Base + GMWB/5 ...................................................             --       9.076265           --
       Base + GMWB/5 + GMDB Opt 1 ......................................             --       9.054873           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --       9.048767           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --       9.036556           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --       9.030464           --
       Base + GMWB/2 ...................................................             --       9.067104           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --       9.045712           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --       9.039601           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --       9.027414           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --       9.021324           --     $    17,803
                                                                                                                        -----------
     Energy Fund
       Base ............................................................     35,150.432      12.095379      425,158
       Base + GMDB/1 ...................................................         61.024      12.066880          736
       Base + GMDB/2 ...................................................         29.163      12.058781          352
       Base + GMDB/1 + GMIB ............................................             --      12.042539           --
       Base + GMDB/2 + GMIB ............................................      1,345.935      12.034429       16,198
       Base + GMWB/5 ...................................................             --      12.066880           --
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      12.038485           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      12.030369           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      12.014171           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      12.006063           --
       Base + GMWB/2 ...................................................             --      12.054721           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      12.026310           --
       Base + GMWB/2+ GMDB Opt 2 .......................................      2,332.503      12.018211       28,033
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      12.002027           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      11.993942           --         470,477
                                                                                                                        -----------
     Energy Services Fund
       Base ............................................................     35,295.559      12.085444      426,563
       Base + GMDB/1 ...................................................        377.354      12.056945        4,550
       Base + GMDB/2 ...................................................        282.497      12.048840        3,404
       Base + GMDB/1 + GMIB ............................................             --      12.032589           --
       Base + GMDB/2 + GMIB ............................................      1,038.873      12.024479       12,492
       Base + GMWB/5 ...................................................             --      12.056945           --
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      12.028530           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      12.020427           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      12.004219           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      11.996119           --
       Base + GMWB/2 ...................................................             --      12.044777           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      12.016372           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      12.008263           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      11.992073           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      11.983989           --         447,009
                                                                                                                        -----------
     Financial Services Fund
       Base ............................................................             --      11.469380           --
       Base + GMDB/1 ...................................................             --      11.442370           --
       Base + GMDB/2 ...................................................             --      11.434685           --
       Base + GMDB/1 + GMIB ............................................        720.340      11.419294        8,226
       Base + GMDB/2 + GMIB ............................................             --      11.411606           --
       Base + GMWB/5 ...................................................             --      11.442370           --
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      11.415451           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      11.407762           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      11.392401           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................      1,529.604      11.384723       17,414
       Base + GMWB/2 ...................................................             --      11.430833           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      11.403916           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      11.396241           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      11.380888           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      11.373229           --          25,640
                                                                                                                        -----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

DECEMBER 31, 2004
================================================================================

                                                                                               UNIT                     SUB-ACCOUNT
                                                                               UNITS          VALUE         VALUE          TOTAL
                                                                            -------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
  Contract owners' deferred annuity reserves: (continued)
   Rydex Variable Trust: (continued)
     Health Care Fund
       Base ............................................................        361.980     $10.058604   $    3,641
       Base + GMDB/1 ...................................................        101.963      10.034897        1,023
       Base + GMDB/2 ...................................................        281.438      10.028157        2,822
       Base + GMDB/1 + GMIB ............................................             --      10.014641           --
       Base + GMDB/2 + GMIB ............................................        119.605      10.007882        1,197
       Base + GMWB/5 ...................................................             --      10.034897           --
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      10.011266           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      10.004511           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --       9.991028           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --       9.984283           --
       Base + GMWB/2 ...................................................             --      10.024773           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      10.001134           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --       9.994396           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --       9.980926           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --       9.974192           --     $     8,683
                                                                                                                        -----------
     Internet Fund
       Base ............................................................             --      11.188813           --
       Base + GMDB/1 ...................................................             --      11.162459           --
       Base + GMDB/2 ...................................................             --      11.154965           --
       Base + GMDB/1 + GMIB ............................................        107.488      11.139951        1,197
       Base + GMDB/2 + GMIB ............................................             --      11.132449           --
       Base + GMWB/5 ...................................................      1,796.169      11.162459       20,050
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      11.136197           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      11.128686           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      11.113713           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      11.106233           --
       Base + GMWB/2 ...................................................             --      11.151211           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      11.124950           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      11.117450           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      11.102497           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      11.095013           --          21,247
                                                                                                                        -----------
     Inverse Dynamic Dow 30 Fund
       Base ............................................................         94.260       8.711229          821
       Base + GMDB/1 ...................................................             --       8.698103           --
       Base + GMDB/2 ...................................................             --       8.694369           --
       Base + GMDB/1 + GMIB ............................................             --       8.686885           --
       Base + GMDB/2 + GMIB ............................................             --       8.683148           --
       Base + GMWB/5 ...................................................             --       8.698103           --
       Base + GMWB/5 + GMDB Opt 1 ......................................             --       8.685011           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --       8.681267           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --       8.673797           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --       8.670059           --
       Base + GMWB/2 ...................................................             --       8.692500           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --       8.679941           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --       8.676226           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --       8.668801           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --       8.665091           --             821
                                                                                                                        -----------
     Juno Fund
       Base ............................................................      6,761.998       8.663752       58,584
       Base + GMDB/1 ...................................................             --       8.620079           --
       Base + GMDB/2 ...................................................             --       8.567395           --
       Base + GMDB/1 + GMIB ............................................        485.662       8.576971        4,166
       Base + GMDB/2 + GMIB ............................................        278.628       8.539767        2,379
       Base + GMWB/5 ...................................................             --       8.576595           --
       Base + GMWB/5 + GMDB Opt 1 ......................................             --       8.544363           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --       8.535165           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --       8.516803           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --       8.507641           --
       Base + GMWB/2 ...................................................             --       8.562788           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --       8.530579           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --       8.521396           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --       8.503063           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --       8.493905           --          65,129
                                                                                                                        -----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

DECEMBER 31, 2004
================================================================================

                                                                                               UNIT                     SUB-ACCOUNT
                                                                               UNITS          VALUE         VALUE          TOTAL
                                                                            -------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
  Contract owners' deferred annuity reserves: (continued)
   Rydex Variable Trust: (continued)
     Large Cap Europe Fund
       Base ............................................................             --     $12.037855   $       --
       Base + GMDB/1 ...................................................             --      12.009515           --
       Base + GMDB/2 ...................................................             --      12.001455           --
       Base + GMDB/1 + GMIB ............................................        108.182      11.985301        1,297
       Base + GMDB/2 + GMIB ............................................             --      11.977238           --
       Base + GMWB/5 ...................................................             --      12.009515           --
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      11.981271           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      11.973201           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      11.957092           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      11.949052           --
       Base + GMWB/2 ...................................................             --      11.997423           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      11.969173           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      11.961125           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      11.945031           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      11.936984           --     $     1,297
                                                                                                                        -----------
     Large Cap Growth Fund
       Base ............................................................             --      10.489664           --
       Base + GMDB/1 ...................................................             --      10.473888           --
       Base + GMDB/2 ...................................................        227.683      10.469403        2,384
       Base + GMDB/1 + GMIB ............................................             --      10.460408           --
       Base + GMDB/2 + GMIB ............................................             --      10.464536           --
       Base + GMWB/5 ...................................................             --      10.473888           --
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      10.458156           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      10.453659           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      10.444677           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      10.440185           --
       Base + GMWB/2 ...................................................             --      10.467700           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      10.452054           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      10.447593           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      10.438670           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      10.434207           --           2,384
                                                                                                                        -----------
     Large Cap Japan Fund
       Base ............................................................      1,267.589      10.318444       13,080
       Base + GMDB/1 ...................................................        856.179      10.294116        8,814
       Base + GMDB/2 ...................................................        242.060      10.287199        2,490
       Base + GMDB/1 + GMIB ............................................        114.531      10.273330        1,177
       Base + GMDB/2 + GMIB ............................................             --      10.266399           --
       Base + GMWB/5 ...................................................             --      10.294116           --
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      10.269866           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      10.262936           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      10.249107           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      10.242191           --
       Base + GMWB/2 ...................................................             --      10.283733           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      10.259479           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      10.252554           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      10.238733           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      10.231825           --          25,561
                                                                                                                        -----------
     Leisure Fund
       Base ............................................................        442.134      11.506535        5,087
       Base + GMDB/1 ...................................................             --      11.479434           --
       Base + GMDB/2 ...................................................             --      11.471732           --
       Base + GMDB/1 + GMIB ............................................             --      11.456279           --
       Base + GMDB/2 + GMIB ............................................             --      11.448559           --
       Base + GMWB/5 ...................................................             --      11.479434           --
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      11.452420           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      11.444712           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      11.429292           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      11.421585           --
       Base + GMWB/2 ...................................................             --      11.467867           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      11.440843           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      11.433144           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      11.417734           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      11.410043           --           5,087
                                                                                                                        -----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

DECEMBER 31, 2004
================================================================================

                                                                                               UNIT                     SUB-ACCOUNT
                                                                               UNITS          VALUE         VALUE          TOTAL
                                                                            -------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
  Contract owners' deferred annuity reserves: (continued)
   Rydex Variable Trust: (continued)
     Long Dynamic Dow 30 Fund
       Base ............................................................        468.714     $11.038157   $    5,174
       Base + GMDB/1 ...................................................             --      11.021578           --
       Base + GMDB/2 ...................................................             --      11.016852           --
       Base + GMDB/1 + GMIB ............................................             --      11.007383           --
       Base + GMDB/2 + GMIB ............................................             --      11.002654           --
       Base + GMWB/5 ...................................................             --      11.021578           --
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      11.005012           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      11.000288           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      10.990840           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      10.986121           --
       Base + GMWB/2 ...................................................             --      11.015054           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      10.998599           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      10.993910           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      10.984523           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      10.979832           --     $     5,174
                                                                                                                        -----------
     Medius Fund
       Base ............................................................     28,298.311      17.856049      505,296
       Base + GMDB/1 ...................................................        807.360      17.766143       14,344
       Base + GMDB/2 ...................................................      1,396.816      12.234108       17,089
       Base + GMDB/1 + GMIB ............................................         73.026      17.677391        1,291
       Base + GMDB/2 + GMIB ............................................        419.142      12.194677        5,111
       Base + GMWB/5 ...................................................        587.381      12.247241        7,194
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      12.201243           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      12.188117           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      12.161913           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      12.148823           --
       Base + GMWB/2 ...................................................             --      12.227539           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      12.181566           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      12.168458           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      12.142302           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      12.129231           --         550,325
                                                                                                                        -----------
     Mekros Fund
       Base ............................................................     17,003.469      19.528529      332,053
       Base + GMDB/1 ...................................................      8,668.190      19.430245      168,425
       Base + GMDB/2 ...................................................      1,350.293      12.710271       17,163
       Base + GMDB/1 + GMIB ............................................         69.263      19.333206        1,339
       Base + GMDB/2 + GMIB ............................................     19,839.302      12.669313      251,350
       Base + GMWB/5 ...................................................             --      12.723896           --
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      12.676124           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      12.662494           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      12.635274           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      12.621683           --
       Base + GMWB/2 ...................................................             --      12.703423           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      12.655682           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      12.642075           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      12.614891           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      12.601333           --         770,330
                                                                                                                        -----------
     Mid-Cap Growth Fund
       Base ............................................................             --      11.061211           --
       Base + GMDB/1 ...................................................         71.580      11.044575          791
       Base + GMDB/2 ...................................................             --      11.039846           --
       Base + GMDB/1 + GMIB ............................................             --      11.030359           --
       Base + GMDB/2 + GMIB ............................................             --      11.025622           --
       Base + GMWB/5 ...................................................             --      11.044575           --
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      11.027986           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      11.023247           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      11.013772           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      11.009047           --
       Base + GMWB/2 ...................................................             --      11.038052           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      11.021566           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      11.016858           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      11.007449           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      11.002747           --             791
                                                                                                                        -----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

DECEMBER 31, 2004
================================================================================

                                                                                               UNIT                     SUB-ACCOUNT
                                                                               UNITS          VALUE         VALUE          TOTAL
                                                                            -------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
  Contract owners' deferred annuity reserves: (continued)
   Rydex Variable Trust: (continued)
     Mid-Cap Value Fund
       Base ............................................................        251.892     $11.319758   $    2,851
       Base + GMDB/1 ...................................................         70.397      11.302753          796
       Base + GMDB/2 ...................................................             --      11.297904           --
       Base + GMDB/1 + GMIB ............................................             --      11.288201           --
       Base + GMDB/2 + GMIB ............................................             --      11.283353           --
       Base + GMWB/5 ...................................................             --      11.302753           --
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      11.285772           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      11.280919           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      11.271229           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      11.266389           --
       Base + GMWB/2 ...................................................             --      11.296067           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      11.279198           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      11.274385           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      11.264753           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      11.259951           --     $     3,647
                                                                                                                        -----------
     Nova Fund
       Base ............................................................     12,733.470      11.214460      142,799
       Base + GMDB/1 ...................................................      1,679.561      11.057701       18,572
       Base + GMDB/2 ...................................................      1,367.168      11.844151       16,193
       Base + GMDB/1 + GMIB ............................................             --      10.903602           --
       Base + GMDB/2 + GMIB ............................................             --      11.805986           --
       Base + GMWB/5 ...................................................             --      11.856868           --
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      11.812341           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      11.799636           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      11.774269           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      11.761601           --
       Base + GMWB/2 ...................................................             --      11.837782           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      11.793288           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      11.780606           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      11.755281           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      11.742642           --         177,564
                                                                                                                        -----------
     OTC Fund
       Base ............................................................     42,443.640      14.079308      597,577
       Base + GMDB/1 ...................................................      3,181.328      13.882372       44,164
       Base + GMDB/2 ...................................................      1,449.890      10.960661       15,892
       Base + GMDB/1 + GMIB ............................................      4,797.780      13.688747       65,676
       Base + GMDB/2 + GMIB ............................................        270.280      10.925328        2,953
       Base + GMWB/5 ...................................................             --      10.972424           --
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      10.931213           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      10.919448           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      10.895957           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      10.884258           --
       Base + GMWB/2 ...................................................        821.055      10.954764        8,994
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      10.913562           --
       Base + GMWB/2+ GMDB Opt 2 .......................................      2,473.999      10.901828       26,971
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      10.878393           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      10.866687           --         762,227
                                                                                                                        -----------
     Precious Metals Fund
       Base ............................................................        271.475      11.456719        3,110
       Base + GMDB/1 ...................................................        124.727      11.429693        1,426
       Base + GMDB/2 ...................................................      1,619.735      11.422006       18,501
       Base + GMDB/1 + GMIB ............................................         35.400      11.406605          404
       Base + GMDB/2 + GMIB ............................................         80.439      11.398910          917
       Base + GMWB/5 ...................................................             --      11.429693           --
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      11.402753           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      11.395068           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      11.379696           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      11.372023           --
       Base + GMWB/2 ...................................................             --      11.418150           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      11.391213           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      11.383541           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      11.368182           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      11.360514           --          24,358
                                                                                                                        -----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

DECEMBER 31, 2004
================================================================================

                                                                                               UNIT                     SUB-ACCOUNT
                                                                               UNITS          VALUE         VALUE          TOTAL
                                                                            -------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
  Contract owners' deferred annuity reserves: (continued)
   Rydex Variable Trust: (continued)
     Real Estate Fund
       Base ............................................................     30,962.223     $13.372141   $  414,031
       Base + GMDB/1 ...................................................         90.860      13.340683        1,212
       Base + GMDB/2 ...................................................         26.908      13.331742          359
       Base + GMDB/1 + GMIB ............................................        263.934      13.313814        3,514
       Base + GMDB/2 + GMIB ............................................        312.903      13.304867        4,163
       Base + GMWB/5 ...................................................             --      13.340683           --
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      13.309341           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      13.300374           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      13.282485           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      13.273558           --
       Base + GMWB/2 ...................................................             --      13.327256           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      13.295909           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      13.286965           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      13.269089           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      13.260165           --     $   423,279
                                                                                                                        -----------
     Sector Rotation Fund
       Base ............................................................      2,078.764      13.644252       28,363
       Base + GMDB/1 ...................................................        286.751      13.575495        3,893
       Base + GMDB/2 ...................................................             --      11.084081           --
       Base + GMDB/1 + GMIB ............................................             --      13.507647           --
       Base + GMDB/2 + GMIB ............................................             --      11.048343           --
       Base + GMWB/5 ...................................................      2,147.607      11.095977       23,830
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      11.054301           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      11.042399           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      11.018650           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      11.006799           --
       Base + GMWB/2 ...................................................             --      11.078124           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      11.036466           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      11.024585           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      11.000874           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      10.989033           --          56,086
                                                                                                                        -----------
     Small-Cap Growth Fund
       Base ............................................................      3,022.153      11.530564       34,847
       Base + GMDB/1 ...................................................      1,109.320      11.513239       12,772
       Base + GMDB/2 ...................................................        217.823      11.508312        2,507
       Base + GMDB/1 + GMIB ............................................        184.335      11.498424        2,120
       Base + GMDB/2 + GMIB ............................................             --      11.493490           --
       Base + GMWB/5 ...................................................             --      11.513239           --
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      11.495953           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      11.491023           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      11.481143           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      11.476215           --
       Base + GMWB/2 ...................................................             --      11.506437           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      11.489263           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      11.484356           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      11.474550           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      11.469660           --          52,246
                                                                                                                        -----------
     Small-Cap Value Fund
       Base ............................................................     33,109.921      11.497913      380,695
       Base + GMDB/1 ...................................................        132.896      11.480626        1,526
       Base + GMDB/2 ...................................................        213.388      11.475717        2,449
       Base + GMDB/1 + GMIB ............................................         73.493      11.465861          843
       Base + GMDB/2 + GMIB ............................................        266.038      11.460936        3,049
       Base + GMWB/5 ...................................................             --      11.480626           --
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      11.463394           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      11.458474           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      11.448633           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      11.443706           --
       Base + GMWB/2 ...................................................             --      11.473855           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      11.456721           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      11.451833           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      11.442062           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      11.437170           --         388,562
                                                                                                                        -----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

DECEMBER 31, 2004
================================================================================

                                                                                               UNIT                     SUB-ACCOUNT
                                                                               UNITS          VALUE         VALUE          TOTAL
                                                                            -------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
  Contract owners' deferred annuity reserves: (continued)
   Rydex Variable Trust: (continued)
     Telecommunications Fund
       Base ............................................................      1,656.505     $10.829159   $   17,939
       Base + GMDB/1 ...................................................             --      10.803633           --
       Base + GMDB/2 ...................................................             --      10.796384           --
       Base + GMDB/1 + GMIB ............................................             --      10.781840           --
       Base + GMDB/2 + GMIB ............................................             --      10.774574           --
       Base + GMWB/5 ...................................................             --      10.803633           --
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      10.778194           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      10.770945           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      10.756425           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      10.749179           --
       Base + GMWB/2 ...................................................             --      10.792742           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      10.767310           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      10.760060           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      10.745561           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      10.738310           --     $    17,939
                                                                                                                        -----------
     Titan 500 Fund
       Base ............................................................             --      11.558681           --
       Base + GMDB/1 ...................................................             --      11.531467           --
       Base + GMDB/2 ...................................................             --      11.523713           --
       Base + GMDB/1 + GMIB ............................................        120.297      11.508198        1,384
       Base + GMDB/2 + GMIB ............................................             --      11.500449           --
       Base + GMWB/5 ...................................................             --      11.531467           --
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      11.504317           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      11.496572           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      11.481091           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      11.473355           --
       Base + GMWB/2 ...................................................             --      11.519837           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      11.492699           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      11.484960           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      11.469495           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      11.461768           --           1,384
                                                                                                                        -----------
     Transportation Fund
       Base ............................................................      5,901.729      12.560771       74,130
       Base + GMDB/1 ...................................................             --      12.531198           --
       Base + GMDB/2 ...................................................             --      12.522802           --
       Base + GMDB/1 + GMIB ............................................             --      12.505952           --
       Base + GMDB/2 + GMIB ............................................             --      12.497530           --
       Base + GMWB/5 ...................................................             --      12.531198           --
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      12.501739           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      12.493330           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      12.476519           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      12.468108           --
       Base + GMWB/2 ...................................................             --      12.518584           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      12.489116           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      12.480714           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      12.463917           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      12.455526           --          74,130
                                                                                                                        -----------
     Ursa Fund
       Base ............................................................      9,235.766       7.100332       65,577
       Base + GMDB/1 ...................................................             --       7.064479           --
       Base + GMDB/2 ...................................................             --       8.479311           --
       Base + GMDB/1 + GMIB ............................................        109.752       7.029104          771
       Base + GMDB/2 + GMIB ............................................             --       8.451938           --
       Base + GMWB/5 ...................................................             --       8.488418           --
       Base + GMWB/5 + GMDB Opt 1 ......................................             --       8.456492           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --       8.447391           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --       8.429195           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --       8.420122           --
       Base + GMWB/2 ...................................................             --       8.474741           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --       8.442836           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --       8.433751           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --       8.415588           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --       8.406526           --          66,348
                                                                                                                        -----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

DECEMBER 31, 2004
================================================================================

                                                                                               UNIT                     SUB-ACCOUNT
                                                                               UNITS          VALUE         VALUE          TOTAL
                                                                            -------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
  Contract owners' deferred annuity reserves: (continued)
   Rydex Variable Trust: (continued)
     U.S. Government Bond
       Base ............................................................      1,929.380     $10.336049   $   19,942
       Base + GMDB/1 ...................................................        831.483      10.283859        8,551
       Base + GMDB/2 ...................................................        614.769      10.840379        6,664
       Base + GMDB/1 + GMIB ............................................             --      10.232366           --
       Base + GMDB/2 + GMIB ............................................             --      10.805407           --
       Base + GMWB/5 ...................................................             --      10.852020           --
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      10.811232           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      10.799589           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      10.776345           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      10.764745           --
       Base + GMWB/2 ...................................................        843.930      10.834535        9,144
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      10.793773           --
       Base + GMWB/2+ GMDB Opt 2 .......................................      2,542.939      10.782151       27,418
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      10.758948           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      10.747360           --     $    71,719
                                                                                                                        -----------
     U.S. Government Money Market Fund
       Base ............................................................    202,954.173       9.696168    1,967,878
       Base + GMDB/1 ...................................................      2,446.432       9.589480       23,460
       Base + GMDB/2 ...................................................          0.000       9.826159            0
       Base + GMDB/1 + GMIB ............................................         74.071       9.484346          703
       Base + GMDB/2 + GMIB ............................................             --       9.794463           --
       Base + GMWB/5 ...................................................             --       9.836710           --
       Base + GMWB/5 + GMDB Opt 1 ......................................             --       9.799742           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --       9.789199           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --       9.768133           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --       9.757608           --
       Base + GMWB/2 ...................................................             --       9.820872           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --       9.783928           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --       9.773392           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --       9.752369           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --       9.741872           --       1,992,041
                                                                                                                        -----------
     Utilities Fund
       Base ............................................................     15,412.220      11.528652      177,682
       Base + GMDB/1 ...................................................             --      11.501503           --
       Base + GMDB/2 ...................................................             --      11.493792           --
       Base + GMDB/1 + GMIB ............................................             --      11.478311           --
       Base + GMDB/2 + GMIB ............................................             --      11.470585           --
       Base + GMWB/5 ...................................................             --      11.501503           --
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      11.474443           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      11.466722           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      11.451286           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      11.443575           --
       Base + GMWB/2 ...................................................             --      11.489911           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      11.462860           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      11.455140           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      11.439715           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      11.432016           --         177,682
                                                                                                                        -----------
     Velocity 100 Fund
       Base ............................................................     22,758.094      12.110536      275,613
       Base + GMDB/1 ...................................................     11,649.684      12.082010      140,752
       Base + GMDB/2 ...................................................             --      12.073903           --
       Base + GMDB/1 + GMIB ............................................        104.466      12.057639        1,260
       Base + GMDB/2 + GMIB ............................................             --      12.049517           --
       Base + GMWB/5 ...................................................             --      12.082010           --
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      12.053580           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      12.045462           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      12.029236           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      12.021141           --
       Base + GMWB/2 ...................................................             --      12.069841           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      12.041401           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      12.033289           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      12.017088           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      12.008999           --         417,625
                                                                                                                        -----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

DECEMBER 31, 2004
================================================================================

                                                                                               UNIT                     SUB-ACCOUNT
                                                                               UNITS          VALUE         VALUE          TOTAL
                                                                            -------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
  Contract owners' deferred annuity reserves: (continued)
   Salomon Brothers Variable Series Funds inc:
     All Cap Fund
       Base ............................................................        345.915     $10.697991   $    3,701
       Base + GMDB/1 ...................................................             --      10.672881           --
       Base + GMDB/2 ...................................................      2,182.613      10.665748       23,279
       Base + GMDB/1 + GMIB ............................................         49.651      10.651430          529
       Base + GMDB/2 + GMIB ............................................             --      10.644295           --
       Base + GMWB/5 ...................................................             --      10.672881           --
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      10.647863           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      10.640720           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      10.626437           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      10.619303           --
       Base + GMWB/2 ...................................................             --      10.662163           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      10.637143           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      10.630000           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      10.615749           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      10.608612           --     $    27,509
                                                                                                                        -----------
     Large Cap Growth Fund
       Base ............................................................        109.916       9.922920        1,091
       Base + GMDB/1 ...................................................        167.764       9.899528        1,661
       Base + GMDB/2 ...................................................        566.995       9.892873        5,609
       Base + GMDB/1 + GMIB ............................................             --       9.879552           --
       Base + GMDB/2 + GMIB ............................................             --       9.872881           --
       Base + GMWB/5 ...................................................             --       9.899528           --
       Base + GMWB/5 + GMDB Opt 1 ......................................             --       9.876220           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --       9.869554           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --       9.856262           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --       9.849622           --
       Base + GMWB/2 ...................................................             --       9.889548           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --       9.866225           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --       9.859584           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --       9.846294           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --       9.839649           --           8,361
                                                                                                                        -----------
     Strategic Bond Fund
       Base ............................................................      2,811.034      10.613274       29,834
       Base + GMDB/1 ...................................................             --      10.588263           --
       Base + GMDB/2 ...................................................      3,128.717      10.581160       33,105
       Base + GMDB/1 + GMIB ............................................      4,027.358      10.566904       42,557
       Base + GMDB/2 + GMIB ............................................             --      10.559788           --
       Base + GMWB/5 ...................................................             --      10.588263           --
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      10.563352           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      10.556239           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      10.542006           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      10.534901           --
       Base + GMWB/2 ...................................................             --      10.577598           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      10.552680           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      10.545561           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      10.531358           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      10.524260           --         105,496
                                                                                                                        -----------
     Total Return Fund
       Base ............................................................         22.380      10.594322          237
       Base + GMDB/1 ...................................................             --      10.569362           --
       Base + GMDB/2 ...................................................             --      10.562261           --
       Base + GMDB/1 + GMIB ............................................             --      10.548040           --
       Base + GMDB/2 + GMIB ............................................             --      10.540934           --
       Base + GMWB/5 ...................................................             --      10.569362           --
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      10.544478           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      10.537376           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      10.523174           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      10.516087           --
       Base + GMWB/2 ...................................................             --      10.558710           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      10.533828           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      10.526729           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      10.512553           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      10.505465           --             237
                                                                                                                        -----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

DECEMBER 31, 2004
================================================================================

                                                                                               UNIT                     SUB-ACCOUNT
                                                                               UNITS          VALUE         VALUE          TOTAL
                                                                            -------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
  Contract owners' deferred annuity reserves: (continued)
   Seligman Portfolios, Inc.:
     Communications and Information Portfolio
       Base ............................................................     42,356.457     $ 5.606333   $  237,464
       Base + GMDB/1 ...................................................      2,366.083       5.527896       13,079
       Base + GMDB/2 ...................................................        264.234      11.059598        2,922
       Base + GMDB/1 + GMIB ............................................        283.619       5.450772        1,546
       Base + GMDB/2 + GMIB ............................................        376.871      11.023927        4,155
       Base + GMWB/5 ...................................................             --      11.071469           --
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      11.029862           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      11.017991           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      10.994300           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      10.982470           --
       Base + GMWB/2 ...................................................             --      11.053654           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      11.012065           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      11.000219           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      10.976551           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      10.964735           --     $   259,166
                                                                                                                        -----------
     Global Technology Portfolio
       Base ............................................................      6,970.578       4.769418       33,246
       Base + GMDB/1 ...................................................      3,481.051       4.702687       16,370
       Base + GMDB/2 ...................................................             --      10.221155           --
       Base + GMDB/1 + GMIB ............................................             --       4.637104           --
       Base + GMDB/2 + GMIB ............................................             --      10.188186           --
       Base + GMWB/5 ...................................................      2,009.002      10.232135       20,556
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      10.193669           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      10.182699           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      10.160806           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      10.149865           --
       Base + GMWB/2 ...................................................             --      10.215657           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      10.177218           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      10.166269           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      10.144387           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      10.133482           --          70,172
                                                                                                                        -----------
   Strong Variable Insurance Funds, Inc:
     Mid Cap Growth Fund II
       Base ............................................................      6,370.622      12.848377       81,852
       Base + GMDB/1 ...................................................      1,504.797      12.648332       19,033
       Base + GMDB/2 ...................................................        380.533      11.680667        4,445
       Base + GMDB/1 + GMIB ............................................        283.402      12.451898        3,529
       Base + GMDB/2 + GMIB ............................................        136.624      11.643012        1,591
       Base + GMWB/5 ...................................................      1,772.519      11.693197       20,726
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      11.649281           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      11.636747           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      11.611727           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      11.599237           --
       Base + GMWB/2                                                                 --      11.674378           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      11.630478           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      11.617973           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      11.592995           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      11.580520           --         131,176
                                                                                                                        -----------
     Strong Opportunity Fund II, Inc.
       Base ............................................................     33,695.466      16.428082      553,552
       Base + GMDB/1 ...................................................      3,244.421      16.174272       52,476
       Base + GMDB/2 ...................................................      5,395.623      11.929732       64,368
       Base + GMDB/1 + GMIB ............................................      4,626.510      15.924992       73,677
       Base + GMDB/2 + GMIB ............................................      3,281.904      11.891265       39,026
       Base + GMWB/5 ...................................................             --      11.942531           --
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      11.897682           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      11.884869           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      11.859321           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      11.846564           --
       Base + GMWB/2 ...................................................             --      11.923304           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      11.878477           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      11.865707           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      11.840195           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      11.827449           --         783,099
                                                                                                                        -----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

DECEMBER 31, 2004
================================================================================

                                                                                               UNIT                     SUB-ACCOUNT
                                                                               UNITS          VALUE         VALUE          TOTAL
                                                                            -------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
  Contract owners' deferred annuity reserves: (continued)
   Third Avenue Variable Annuity Trust Series:
     Value Portfolio
       Base ............................................................      8,853.128     $16.248852   $  143,853
       Base + GMDB/1 ...................................................        252.958      16.167030        4,090
       Base + GMDB/2 ...................................................      4,316.097      12.058137       52,044
       Base + GMDB/1 + GMIB ............................................      1,858.554      16.086230       29,897
       Base + GMDB/2 + GMIB ............................................      8,513.635      12.019251      102,328
       Base + GMWB/5 ...................................................             --      12.071064           --
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      12.025731           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      12.012791           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      11.986961           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      11.974068           --
       Base + GMWB/2 ...................................................             --      12.051636           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      12.006317           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      11.993415           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      11.967635           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      11.954760           --     $   332,212
                                                                                                                        -----------
   Van Eck Worldwide Insurance Trust:
     Worldwide Absolute Return Fund
       Base ............................................................      2,469.610       9.758837       24,101
       Base + GMDB/1 ...................................................      2,965.478       9.709622       28,794
       Base + GMDB/2 ...................................................      1,861.433       9.734852       18,121
       Base + GMDB/1 + GMIB ............................................      3,889.878       9.661033       37,580
       Base + GMDB/2 + GMIB ............................................        600.757       9.703453        5,829
       Base + GMWB/5 ...................................................             --       9.745309           --
       Base + GMWB/5 + GMDB Opt 1 ......................................        100.505       9.708682          976
       Base + GMWB/5+ GMDB Opt 2 .......................................             --       9.698227           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --       9.677352           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --       9.666942           --
       Base + GMWB/2 ...................................................             --       9.729615           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --       9.693009           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --       9.682579           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --       9.661739           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --       9.651340           --         115,401
                                                                                                                        -----------
     Worldwide Bond Fund
       Base ............................................................     10,545.795      14.156323      149,290
       Base + GMDB/1 ...................................................      6,136.718      13.937717       85,532
       Base + GMDB/2 ...................................................         98.857      11.039992        1,091
       Base + GMDB/1 + GMIB ............................................      1,224.679      13.722993       16,806
       Base + GMDB/2 + GMIB ............................................        595.735      11.004409        6,556
       Base + GMWB/5 ...................................................             --      11.051851           --
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      11.010331           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      10.998487           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      10.974838           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      10.963023           --
       Base + GMWB/2 ...................................................             --      11.034065           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      10.992570           --
       Base + GMWB/2+ GMDB Opt 2 .......................................      1,056.239      10.980738       11,598
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      10.957133           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      10.945348           --         270,873
                                                                                                                        -----------
     Worldwide Emerging Markets Fund
       Base ............................................................     42,113.152      13.340703      561,819
       Base + GMDB/1 ...................................................     22,429.223      13.134481      294,596
       Base + GMDB/2 ...................................................      3,967.758      13.061250       51,824
       Base + GMDB/1 + GMIB ............................................      5,089.674      12.931971       65,820
       Base + GMDB/2 + GMIB ............................................      6,597.012      13.019150       85,887
       Base + GMWB/5 ...................................................      2,172.716      13.075252       28,409
       Base + GMWB/5 + GMDB Opt 1 ......................................             --      13.026160           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      13.012137           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      12.984188           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      12.970208           --
       Base + GMWB/2 ...................................................             --      13.054217           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      13.005144           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      12.991154           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      12.963222           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      12.949285           --       1,088,355
                                                                                                                        -----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

DECEMBER 31, 2004
================================================================================

                                                                                               UNIT                     SUB-ACCOUNT
                                                                               UNITS          VALUE         VALUE          TOTAL
                                                                            -------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
  Contract owners' deferred annuity reserves: (continued)
   Van Eck Worldwide Insurance Trust: (continued)
     Worldwide Hard Assets Fund
       Base ............................................................      8,560.504     $13.688623   $  117,182
       Base + GMDB/1 ...................................................      2,019.979      13.477195       27,224
       Base + GMDB/2 ...................................................             --      12.826312           --
       Base + GMDB/1 + GMIB ............................................      4,240.170      13.269560       56,265
       Base + GMDB/2 + GMIB ............................................      8,835.940      12.784972      112,967
       Base + GMWB/5 ...................................................        294.223      12.840076        3,778
       Base + GMWB/5 + GMDB Opt 1 ......................................      2,119.839      12.791868       27,117
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      12.778107           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      12.750636           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      12.736930           --
       Base + GMWB/2 ...................................................             --      12.819418           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      12.771230           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      12.757497           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      12.730082           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      12.716384           --     $   344,533
                                                                                                                        -----------
     Worldwide Real Estate Fund
       Base ............................................................     25,371.286      17.029881      432,070
       Base + GMDB/1 ...................................................        283.455      16.766863        4,753
       Base + GMDB/2 ...................................................      1,842.300      13.811664       25,445
       Base + GMDB/1 + GMIB ............................................      4,487.644      16.508551       74,084
       Base + GMDB/2 + GMIB ............................................        424.712      13.767147        5,847
       Base + GMWB/5 ...................................................             --      13.826467           --
       Base + GMWB/5 + GMDB Opt 1 ......................................         50.823      13.774544          700
       Base + GMWB/5+ GMDB Opt 2 .......................................             --      13.759748           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --      13.730175           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --      13.715402           --
       Base + GMWB/2 ...................................................             --      13.804224           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --      13.752346           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --      13.737565           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --      13.708039           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --      13.693298           --         542,899
                                                                                                                        -----------
   Variable Insurance Funds:
     Choice Market Neutral Fund
       Base ............................................................     78,033.230       8.104885      632,450
       Base + GMDB/1 ...................................................      3,206.705       8.063995       25,859
       Base + GMDB/2 ...................................................     12,531.669       7.935062       99,440
       Base + GMDB/1 + GMIB ............................................        128.414       8.023612        1,030
       Base + GMDB/2 + GMIB ............................................      1,562.016       7.909431       12,355
       Base + GMWB/5 ...................................................             --       7.943584           --
       Base + GMWB/5 + GMDB Opt 1 ......................................             --       7.913708           --
       Base + GMWB/5+ GMDB Opt 2 .......................................             --       7.905175           --
       Base + GMWB/5+ GMDB Opt 1 + GMIB ................................             --       7.888157           --
       Base + GMWB/5+ GMDB Opt 2+ GMIB .................................             --       7.879650           --
       Base + GMWB/2 ...................................................             --       7.930781           --
       Base + GMWB/2+ GMDB Opt 1 .......................................             --       7.900913           --
       Base + GMWB/2+ GMDB Opt 2 .......................................             --       7.892400           --
       Base + GMWB/2+ GMDB Opt 1+ GMIB .................................             --       7.875413           --
       Base + GMWB/2+ GMDB Opt 2+ GMIB .................................             --       7.866920           --     $   771,134
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets attributable to contract owners' deferred annuity reserves                                          $41,259,031
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2004
================================================================================


                                                                                        40|86 SERIES TRUST
                                                                 ------------------------------------------------------------------
                                                                                               FIXED                     GOVERNMENT
                                                                   BALANCED      EQUITY       INCOME        FOCUS 20     SECURITIES
====================================================================================================================================
Investment income:
   Income dividends from investments in portfolio shares ......  $    16,289  $     3,120   $    23,610   $        --   $    17,877
Expenses:
   Mortality and expense risk fees ............................       11,232       10,702         8,367         2,232         8,339
------------------------------------------------------------------------------------------------------------------------------------
        Net investment income (expense) .......................        5,057       (7,582)       15,243        (2,232)        9,538
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ..........................       47,880       90,135         3,395        12,448        (6,138)
   Net realized short-term capital gain distributions from
     investments in portfolio shares ..........................           --           --            --            --            --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ..........................           --        3,367            --            --            --
------------------------------------------------------------------------------------------------------------------------------------
        Net realized gain (loss) on investments in portfolio
          shares ..............................................       47,880       93,502         3,395        12,448        (6,138)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ............................       24,591       83,986        (1,175)      (21,080)        1,760
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations  $    77,528  $   169,906   $    17,463   $   (10,864)  $     5,160
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2004
================================================================================


                                                                                        40|86 SERIES TRUST
                                                                 ------------------------------------------------------------------
                                                                                               FIXED                     GOVERNMENT
                                                                   BALANCED      EQUITY       INCOME        FOCUS 20     SECURITIES
====================================================================================================================================
Changes from operations:
   Net investment income (expense) ............................  $     5,057  $    (7,582)  $    15,243   $    (2,232)  $     9,538
   Net realized gain (loss) on investments in portfolio shares        47,880       93,502         3,395        12,448        (6,138)
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ..........................       24,591       83,986        (1,175)      (21,080)        1,760
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets from operations .       77,528      169,906        17,463       (10,864)        5,160
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ........      582,502      223,540       109,226        67,122       138,090
   Contract redemptions .......................................     (122,474)     (54,057)      (61,495)       (3,614)      (17,642)
   Net transfers ..............................................      (55,683)     212,871         8,939      (183,633)     (128,126)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
        contract owners' transactions .........................      404,345      382,354        56,670      (120,125)       (7,678)
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets .................      481,873      552,260        74,133      (130,989)       (2,518)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................      456,044      425,949       465,789       206,364       489,788
------------------------------------------------------------------------------------------------------------------------------------
          Net assets, end of period ...........................  $   937,917  $   978,209   $   539,922   $    75,375   $   487,270
====================================================================================================================================

a) Formerly Invesco VIF Core Equity Fund prior to its name change effective October 15, 2004.
b) Formerly Invesco VIF Financial Services Fund prior to its name change effective October 15, 2004.
c) Formerly Invesco VIF Health Sciences Fund prior to its name change effective October 15, 2004.
d) For the period April 30, 2004 through December 31, 2004 as the result of AIM/Invesco merger on April 30, 2004.
e) Formerly Invesco VIF Real Estate Opportunity Fund prior to its name change effective April 30, 2004.

   The accompanying notes are an integral part of these financial statements.

==========================================================================================================================
     40|86 SERIES TRUST
        (CONTINUED)                                          AIM VARIABLE INSURANCE FUNDS
-------------------------   ----------------------------------------------------------------------------------------------
   HIGH           MONEY                      CORE        FINANCIAL       HEALTH         HIGH       MID CAP         REAL
   YIELD         MARKET     BASIC VALUE    STOCK (a)    SERVICES (b)  SCIENCES (c)    YIELD (d)  CORE EQUITY    ESTATE (e)
==========================================================================================================================

$    59,348   $    23,210   $        --   $       374   $       377   $        --   $    28,022  $        74   $     4,717

     13,496        40,440         1,591           510         1,080         2,018         6,783        4,304         5,621
--------------------------------------------------------------------------------------------------------------------------
     45,852       (17,230)       (1,591)         (136)         (703)       (2,018)       21,239       (4,230)         (904)
--------------------------------------------------------------------------------------------------------------------------


     42,243            --         1,621         2,185         2,397        14,334         2,586        3,471        29,747

     35,102            --            --            --            --            --            --        8,007         8,763

     18,131            --            --            --            --            --            --        7,123         1,580
--------------------------------------------------------------------------------------------------------------------------

     95,476            --         1,621         2,185         2,397        14,334         2,586       18,601        40,090
--------------------------------------------------------------------------------------------------------------------------

    (36,173)           --        12,117          (296)         (799)       (3,250)       50,225       15,752        96,937
--------------------------------------------------------------------------------------------------------------------------
$   105,155   $   (17,230)  $    12,147   $     1,753   $       895   $     9,066   $    74,050  $    30,123   $   136,123
==========================================================================================================================

==========================================================================================================================
     40|86 SERIES TRUST
        (CONTINUED)                                          AIM VARIABLE INSURANCE FUNDS
-------------------------   ----------------------------------------------------------------------------------------------
   HIGH           MONEY                      CORE        FINANCIAL       HEALTH         HIGH       MID CAP         REAL
   YIELD         MARKET     BASIC VALUE    STOCK (a)    SERVICES (b)  SCIENCES (c)    YIELD (d)  CORE EQUITY    ESTATE (e)
==========================================================================================================================

$    45,852   $   (17,230)  $    (1,591)  $      (136)  $      (703)  $    (2,018)  $    21,239  $    (4,230)  $      (904)
     95,476            --         1,621         2,185         2,397        14,334         2,586       18,601        40,090

    (36,173)           --        12,117          (296)         (799)       (3,250)       50,225       15,752        96,937
--------------------------------------------------------------------------------------------------------------------------
    105,155       (17,230)       12,147         1,753           895         9,066        74,050       30,123       136,123
--------------------------------------------------------------------------------------------------------------------------

    145,503     3,921,589        83,093        22,937        24,154         7,719        24,279      188,261       263,354
    (19,663)     (390,059)       (1,096)          (72)       (6,894)       (4,537)       (2,282)     (19,579)      (19,639)
   (308,230)   (3,436,535)       46,905        (4,427)       (7,995)       36,458       889,106       69,108       134,077
--------------------------------------------------------------------------------------------------------------------------

   (182,390)       94,995       128,902        18,438         9,265        39,640       911,103      237,790       377,792
--------------------------------------------------------------------------------------------------------------------------
    (77,235)       77,765       141,049        20,191        10,160        48,706       985,153      267,913       513,915
--------------------------------------------------------------------------------------------------------------------------
  1,240,244     1,520,478        26,274        23,703        43,638       102,115            --       80,916       166,323
--------------------------------------------------------------------------------------------------------------------------
$ 1,163,009   $ 1,598,243   $   167,323   $    43,894   $    53,798   $   150,821   $   985,153  $   348,829   $   680,238
==========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

FOR THE YEAR ENDED DECEMBER 31, 2004
================================================================================

                                                                AIM VARIABLE
                                                              INSURANCE FUNDS
                                                                (CONTINUED)                 THE ALGER AMERICAN FUND
                                                              --------------- -----------------------------------------------------


                                                                                             LEVERAGED       MIDCAP     SMALL CAPI-
                                                               TECHNOLOGY (a)    GROWTH        ALLCAP        GROWTH     TALIZATION
====================================================================================================================================
Investment income:
   Income dividends from investments in portfolio shares ......  $        --  $        --   $        --   $        --   $        --
Expenses:
   Mortality and expense risk fees ............................        8,351        9,792         7,288         9,452         6,625
------------------------------------------------------------------------------------------------------------------------------------
        Net investment income (expense) .......................       (8,351)      (9,792)       (7,288)       (9,452)       (6,625)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ..........................       33,576       19,839        42,101        (7,086)       26,853
   Net realized short-term capital gain distributions from
     investments in portfolio shares ..........................           --           --            --            --            --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ..........................           --           --            --            --            --
------------------------------------------------------------------------------------------------------------------------------------
        Net realized gain (loss) on investments in portfolio
          shares ..............................................       33,576       19,839        42,101        (7,086)       26,853
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ............................       (1,618)      26,973        (5,501)       57,134        30,492
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations  $    23,607  $    37,020   $    29,312   $    40,596   $    50,720
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004
================================================================================

                                                                AIM VARIABLE
                                                              INSURANCE FUNDS
                                                                (CONTINUED)                 THE ALGER AMERICAN FUND
                                                              --------------- -----------------------------------------------------


                                                                                             LEVERAGED       MIDCAP     SMALL CAPI-
                                                               TECHNOLOGY (a)    GROWTH        ALLCAP        GROWTH     TALIZATION
====================================================================================================================================
Changes from operations:
   Net investment income (expense) ............................  $    (8,351)  $   (9,792)  $    (7,288)  $    (9,452)  $    (6,625)
   Net realized gain (loss) on investments in portfolio shares        33,576       19,839        42,101        (7,086)       26,853
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares .......................       (1,618)      26,973        (5,501)       57,134        30,492
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets from operations .       23,607       37,020        29,312        40,596        50,720
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ........      243,010      260,050       128,887       373,291       198,619
   Contract redemptions .......................................      (31,652)     (33,695)      (66,850)      (37,466)       (1,364)
   Net transfers ..............................................     (278,247)     254,131       (53,066)      (11,941)       (1,592)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
        contract owners' transactions .........................      (66,889)     480,486         8,971       323,884       195,663
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets .................      (43,282)     517,506        38,283       364,480       246,383
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................      589,803      431,257       513,541       374,339       322,781
------------------------------------------------------------------------------------------------------------------------------------
          Net assets, end of period ...........................  $   546,521   $  948,763   $   551,824   $   738,819   $   569,164
====================================================================================================================================

a) Formerly Invesco VIF Technology Fund prior to its name change effective October 15, 2004.
b)    For the period May 1, 2004 (inception of fund) through December 31, 2004.

   The accompanying notes are an integral part of these financial statements.

==========================================================================================================================
                                                                                                                FEDERATED
                   AMERICAN CENTURY                                                    DREYFUS VARIABLE         INSURANCE
                  VARIABLE PORTFOLIOS                                                  INVESTMENT FUNDS          SERIES
-----------------------------------------------------                               ------------------------   -----------
                                                          DREYFUS
                                                          SOCIALLY      DREYFUS                    INTER-
 INCOME AND    INFLATION       INTER-                   RESPONSIBLE      STOCK      DISCIPLINED    NATIONAL      CAPITAL
   GROWTH    PROTECTION (b)   NATIONAL        VALUE        GROWTH        INDEX         STOCK        VALUE       INCOME II
==========================================================================================================================

$     8,128   $       972   $     1,405   $     5,040   $     1,407   $    30,803   $     2,362  $     6,232   $     6,276

      8,700           390         5,539        10,164         3,036        23,662         2,252        6,740         2,461
--------------------------------------------------------------------------------------------------------------------------
       (572)          582        (4,134)       (5,124)       (1,629)        7,141           110         (508)        3,815
--------------------------------------------------------------------------------------------------------------------------


     23,712           570        12,756        63,582         1,769       148,292           537       28,655           878

         --            --            --            --            --            --            --           --            --

         --            --            --         3,910            --            --            --        9,545            --
--------------------------------------------------------------------------------------------------------------------------

     23,712           570        12,756        67,492         1,769       148,292           537       38,200           878
--------------------------------------------------------------------------------------------------------------------------

     38,415         1,257        39,295          (685)       14,066        (4,061)        9,900       54,641         9,402
--------------------------------------------------------------------------------------------------------------------------
$    61,555   $     2,409   $    47,917   $    61,683   $    14,206   $   151,372   $    10,547  $    92,333   $    14,095
==========================================================================================================================

==========================================================================================================================
                                                                                                                FEDERATED
                   AMERICAN CENTURY                                                    DREYFUS VARIABLE         INSURANCE
                  VARIABLE PORTFOLIOS                                                  INVESTMENT FUNDS          SERIES
-----------------------------------------------------                               ------------------------   -----------
                                                          DREYFUS
                                                          SOCIALLY      DREYFUS                    INTER-
 INCOME AND    INFLATION       INTER-                   RESPONSIBLE      STOCK      DISCIPLINED    NATIONAL      CAPITAL
   GROWTH    PROTECTION (b)   NATIONAL        VALUE        GROWTH        INDEX         STOCK        VALUE       INCOME II
==========================================================================================================================

$      (572)  $       582   $    (4,134)  $    (5,124)  $    (1,629)  $     7,141   $       110  $      (508)  $     3,815
     23,712           570        12,756        67,492         1,769       148,292           537       38,200           878

     38,415         1,257        39,295          (685)       14,066        (4,061)        9,900       54,641         9,402
--------------------------------------------------------------------------------------------------------------------------
     61,555         2,409        47,917        61,683        14,206       151,372        10,547       92,333        14,095
--------------------------------------------------------------------------------------------------------------------------

    351,494        29,346       111,223       158,618       163,649       277,002        99,510       96,685        51,565
    (15,357)       (3,354)       (8,682)      (66,740)      (15,994)      (57,726)       (7,962)     (48,107)       (8,647)
    319,174        34,354        96,881       (15,269)      118,229       228,203        12,992      262,409        46,501
--------------------------------------------------------------------------------------------------------------------------

    655,311        60,346       199,422        76,609       265,884       447,479       104,540      310,987        89,419
--------------------------------------------------------------------------------------------------------------------------
    716,866        62,755       247,339       138,292       280,090       598,851       115,087      403,320       103,514
--------------------------------------------------------------------------------------------------------------------------
    156,324            --       214,055       498,156        86,879     1,232,427        68,701      294,848       103,257
--------------------------------------------------------------------------------------------------------------------------
$   873,190   $    62,755   $   461,394   $   636,448   $   366,969   $ 1,831,278   $   183,788  $   698,168   $   206,771
==========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

FOR THE YEAR ENDED DECEMBER 31, 2004
================================================================================


                                                                                                                          INVESCO
                                                                                                                          VARIABLE
                                                                     FEDERATED INSURANCE         FIRST AMERICAN          INVESTMENT
                                                                      SERIES (CONTINUED)      INSURANCE PORTFOLIOS         FUNDS
                                                                 -------------------------  -------------------------   -----------
                                                                     HIGH
                                                                    INCOME   INTERNATIONAL   LARGE CAP      MID CAP         HIGH
                                                                    BOND II    EQUITY II     GROWTH (a)    GROWTH (a)     YIELD (c)
====================================================================================================================================
Investment income:
   Income dividends from investments in portfolio shares ......  $    53,928  $        --   $        --   $        --   $    19,200
Expenses:
   Mortality and expense risk fees ............................       19,601        4,253           475         1,005         3,421
------------------------------------------------------------------------------------------------------------------------------------
        Net investment income (expense) .......................       34,327       (4,253)         (475)       (1,005)       15,779
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ..........................       69,300       19,022        (3,498)        1,826       (17,771)
   Net realized short-term capital gain distributions from
     investments in portfolio shares ..........................           --           --            --            --            --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ..........................           --           --            --         1,319            --
------------------------------------------------------------------------------------------------------------------------------------
        Net realized gain (loss) on investments in portfolio
          shares ..............................................       69,300       19,022        (3,498)        3,145       (17,771)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ............................       22,923       27,432          (678)       (1,756)       13,649
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations  $   126,550  $    42,201   $    (4,651)  $       384   $    11,657
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004
================================================================================


                                                                                                                          INVESCO
                                                                                                                          VARIABLE
                                                                     FEDERATED INSURANCE         FIRST AMERICAN          INVESTMENT
                                                                      SERIES (CONTINUED)      INSURANCE PORTFOLIOS         FUNDS
                                                                 -------------------------  -------------------------   -----------
                                                                     HIGH
                                                                    INCOME   INTERNATIONAL   LARGE CAP      MID CAP         HIGH
                                                                    BOND II    EQUITY II     GROWTH (a)    GROWTH (a)     YIELD (c)
====================================================================================================================================
Changes from operations:
   Net investment income (expense) ............................  $    34,327  $    (4,253)  $      (475)  $    (1,005)  $    15,779
   Net realized gain (loss) on investments in portfolio shares        69,300       19,022        (3,498)        3,145       (17,771)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares .......................       22,923       27,432          (678)       (1,756)       13,649
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets from operations .      126,550       42,201        (4,651)          384        11,657
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ........      275,653       32,410         9,403        80,435        44,151
   Contract redemptions .......................................      (48,469)     (37,396)           --        (8,053)      (26,829)
   Net transfers ..............................................     (218,995)     243,711       (22,582)     (155,401)     (756,292)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
        contract owners' transactions .........................        8,189      238,725       (13,179)      (83,019)     (738,970)
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets .................      134,739      280,926       (17,830)      (82,635)     (727,313)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................    1,505,093      164,562        17,830        82,635       727,313
------------------------------------------------------------------------------------------------------------------------------------
          Net assets, end of period ...........................  $ 1,639,832  $   445,488   $        --   $        --   $        --
====================================================================================================================================

a)    For the period January 1, 2004 through August 27, 2004 (liquidation of fund)
b) For the period January 1, 2004 through April 29, 2004 (fund merged into Invesco Technology).
c) For the period January 1, 2004 through April 29, 2004 (fund merged into AIM High Yield)
d)    For the period May 1, 2004 (inception of fund) through December 31, 2004.

   The accompanying notes are an integral part of these financial statements.

==========================================================================================================================
 INVESCO
 VARIABLE
INVESTMENT
   FUNDS                                                                                      LAZARD RETIREMENT
(CONTINUED)                     JANUS ASPEN SERIES                                            SERIES PORTFOLIOS
------------  -------------------------------------------------------------------   --------------------------------------
                                                                                                                  INTER-
TELECOMMUN-                  GROWTH AND  INTERNATIONAL     MID CAP     WORLDWIDE      EMERGING                   NATIONAL
ICATIONS (b)     GROWTH        INCOME       GROWTH         GROWTH        GROWTH      MARKETS (d)    EQUITY      EQUITY (d)
==========================================================================================================================

$        --   $       620   $     1,398   $       380   $        --   $     3,443   $         9  $        92   $        --

        208         7,644         2,561           971         6,696         6,133           403          382            41
--------------------------------------------------------------------------------------------------------------------------
       (208)       (7,024)       (1,163)         (591)       (6,696)       (2,690)         (394)        (290)          (41)
--------------------------------------------------------------------------------------------------------------------------


       (160)       11,672         4,805        (2,227)       56,518        16,780         5,145        4,734             1

         --            --            --            --            --            --            --           --            --

         --            --            --            --            --            --            --           --            --
--------------------------------------------------------------------------------------------------------------------------

       (160)       11,672         4,805        (2,227)       56,518        16,780         5,145        4,734             1
--------------------------------------------------------------------------------------------------------------------------

       (660)      (25,266)       23,634         6,155        11,718       (24,632)        5,691       (2,799)        1,176
--------------------------------------------------------------------------------------------------------------------------
$    (1,028)  $   (20,618)  $    27,276   $     3,337   $    61,540   $   (10,542)  $    10,442  $     1,645   $     1,136
==========================================================================================================================

==========================================================================================================================
 INVESCO
 VARIABLE
INVESTMENT
   FUNDS                                                                                      LAZARD RETIREMENT
(CONTINUED)                     JANUS ASPEN SERIES                                            SERIES PORTFOLIOS
------------  -------------------------------------------------------------------   --------------------------------------
                                                                                                                  INTER-
TELECOMMUN-                  GROWTH AND  INTERNATIONAL     MID CAP     WORLDWIDE      EMERGING                   NATIONAL
ICATIONS (b)     GROWTH        INCOME       GROWTH         GROWTH        GROWTH      MARKETS (d)    EQUITY      EQUITY (d)
==========================================================================================================================

$      (208)  $    (7,024)  $    (1,163)  $      (591)  $    (6,696)  $    (2,690)  $      (394) $      (290)  $       (41)
       (160)       11,672         4,805        (2,227)       56,518        16,780         5,145        4,734             1

       (660)      (25,266)       23,634         6,155        11,718       (24,632)        5,691       (2,799)        1,176
--------------------------------------------------------------------------------------------------------------------------
     (1,028)      (20,618)       27,276         3,337        61,540       (10,542)       10,442        1,645         1,136
--------------------------------------------------------------------------------------------------------------------------

      9,929       225,963        71,529        53,778       327,959        93,893         5,832        2,132         1,111
       (368)      (37,694)       (4,584)       (1,730)     (116,632)      (11,076)         (622)     (26,157)           --
    (43,796)     (315,826)       75,810         5,427       (44,187)     (255,979)       25,929        5,167        17,993
--------------------------------------------------------------------------------------------------------------------------

    (34,235)     (127,557)      142,755        57,475       167,140      (173,162)       31,139      (18,858)       19,104
--------------------------------------------------------------------------------------------------------------------------
    (35,263)     (148,175)      170,031        60,812       228,680      (183,704)       41,581      (17,213)       20,240
--------------------------------------------------------------------------------------------------------------------------
     35,263       527,458       106,339         1,413       316,314       439,675            --       35,011            --
--------------------------------------------------------------------------------------------------------------------------
$        --   $   379,283   $   276,370   $    62,225   $   544,994   $   255,971   $    41,581  $    17,798   $    20,240
==========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

FOR THE YEAR ENDED DECEMBER 31, 2004
================================================================================

                                                                   LAZARD
                                                                 RETIREMENT
                                                                   SERIES                                      NEUBERGER BERMAN
                                                                  PORTFOLIOS                                       ADVISERS
                                                                 (CONTINUED)   LORD ABBETT SERIES FUNDS        MANAGEMENT TRUST
                                                                 -----------  -------------------------   -------------------------
                                                                                                                          LIMITED
                                                                                AMERICA'S    GROWTH AND                   MATURITY
                                                                  SMALL CAP       VALUE        INCOME       FASCIANO        BOND
====================================================================================================================================
Investment income:
   Income dividends from investments in portfolio shares ......  $        --  $     8,222   $    12,371   $        --   $    19,467
Expenses:
   Mortality and expense risk fees ............................       13,958        4,119        17,731           465         7,823
------------------------------------------------------------------------------------------------------------------------------------
        Net investment income (expense) .......................      (13,958)       4,103        (5,360)         (465)       11,644
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gains (losses) on investments in portfolio
     shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ..........................      120,385        7,561       108,717            31        (1,236)
   Net realized short-term capital gain distributions from
     investments in portfolio shares ..........................           --            4            --            11            --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ..........................           --          326        12,576            87            --
------------------------------------------------------------------------------------------------------------------------------------
        Net realized gain (loss) on investments in portfolio
          shares ..............................................      120,385        7,891       121,293           129        (1,236)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ............................       (4,284)      35,795        23,668         5,631       (14,615)
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations  $   102,143  $    47,789   $   139,601   $     5,295   $    (4,207)
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004
================================================================================

                                                                   LAZARD
                                                                 RETIREMENT
                                                                   SERIES                                      NEUBERGER BERMAN
                                                                  PORTFOLIOS                                       ADVISERS
                                                                 (CONTINUED)   LORD ABBETT SERIES FUNDS        MANAGEMENT TRUST
                                                                 -----------  -------------------------   -------------------------
                                                                                                                          LIMITED
                                                                                AMERICA'S    GROWTH AND                   MATURITY
                                                                  SMALL CAP       VALUE        INCOME       FASCIANO        BOND
====================================================================================================================================
Changes from operations:
   Net investment income (expense) ............................  $   (13,958) $     4,103   $    (5,360)  $      (465)  $    11,644
   Net realized gain (loss) on investments in portfolio shares       120,385        7,891       121,293           129        (1,236)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares .......................       (4,284)      35,795        23,668         5,631       (14,615)
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets from operations .      102,143       47,789       139,601         5,295        (4,207)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ........      258,839      305,617       476,995        10,631       168,034
   Contract redemptions .......................................      (54,766)        (609)     (124,837)         (120)     (100,082)
   Net transfers ..............................................     (261,284)     103,399       189,071        68,590        94,067
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
        contract owners' transactions .........................      (57,211)     408,407       541,229        79,101       162,019
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets .................       44,932      456,196       680,830        84,396       157,812
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................      918,847       76,181       813,697        18,647       340,400
------------------------------------------------------------------------------------------------------------------------------------
          Net assets, end of period ...........................  $   963,779  $   532,377   $ 1,494,527   $   103,043   $   498,212
====================================================================================================================================

a)    For the period May 1, 2004 (inception of fund) through December 31, 2004.

   The accompanying notes are an integral part of these financial statements.

==========================================================================================================================
         NEUBERGER BERMAN ADVISERS                          PIMCO VARIABLE                           PIONEER VARIABLE
        MANAGEMENT TRUST (CONTINUED)                        INSURANCE TRUST                          CONTRACTS TRUST
---------------------------------------   -----------------------------------------------------  -------------------------

   MIDCAP                                     MONEY         REAL         SHORT         TOTAL        EQUITY
   GROWTH       PARTNERS      REGENCY      MARKET (a)      RETURN       TERM (a)      RETURN        INCOME       EUROPE
==========================================================================================================================

$        --   $        29   $        11   $       432   $     3,750   $        92   $     5,765  $     7,488   $        20

      4,412         2,306           806           467         5,080           123         4,640        5,190           481
--------------------------------------------------------------------------------------------------------------------------
     (4,412)       (2,277)         (795)          (35)       (1,330)          (31)        1,125        2,298          (461)
--------------------------------------------------------------------------------------------------------------------------



     14,385         5,979         1,534            --         2,602            13         2,511       34,440         6,440

         --            --            --            --        16,669            12         3,017           --            --

         --            --            --            --           339            24         4,525           --            --
--------------------------------------------------------------------------------------------------------------------------

     14,385         5,979         1,534            --        19,610            49        10,053       34,440         6,440
--------------------------------------------------------------------------------------------------------------------------

     36,411        11,721        20,051            --         2,013           (44)        1,223       22,388        (1,707)
--------------------------------------------------------------------------------------------------------------------------
$    46,384   $    15,423   $    20,790   $       (35)  $    20,293   $       (26)  $    12,401  $    59,126   $     4,272
==========================================================================================================================

==========================================================================================================================
         NEUBERGER BERMAN ADVISERS                          PIMCO VARIABLE                           PIONEER VARIABLE
        MANAGEMENT TRUST (CONTINUED)                        INSURANCE TRUST                          CONTRACTS TRUST
---------------------------------------   -----------------------------------------------------  -------------------------

   MIDCAP                                     MONEY         REAL         SHORT         TOTAL        EQUITY
   GROWTH       PARTNERS      REGENCY      MARKET (a)      RETURN       TERM (a)      RETURN        INCOME       EUROPE
==========================================================================================================================

$    (4,412)  $    (2,277)  $      (795)  $       (35)  $    (1,330)  $       (31)  $     1,125  $     2,298   $      (461)
     14,385         5,979         1,534            --        19,610            49        10,053       34,440         6,440

     36,411        11,721        20,051            --         2,013           (44)        1,223       22,388        (1,707)
--------------------------------------------------------------------------------------------------------------------------
     46,384        15,423        20,790           (35)       20,293           (26)       12,401       59,126         4,272
--------------------------------------------------------------------------------------------------------------------------

    141,875        44,649        47,508       113,675       389,476        15,621       311,591      181,277         3,423
    (16,762)       (6,185)         (862)         (476)       (4,217)           --        (4,668)     (19,053)       (1,558)
     54,671       170,043       207,213            60        90,654         8,437       118,683      (18,228)      (71,670)
--------------------------------------------------------------------------------------------------------------------------

    179,784       208,507       253,859       113,259       475,913        24,058       425,606      143,996       (69,805)
--------------------------------------------------------------------------------------------------------------------------
    226,168       223,930       274,649       113,224       496,206        24,032       438,007      203,122       (65,533)
--------------------------------------------------------------------------------------------------------------------------
    185,512       100,138         5,076            --        73,458            --       118,442      168,116        93,826
--------------------------------------------------------------------------------------------------------------------------
$   411,680   $   324,068   $   279,725   $   113,224   $   569,664   $    24,032   $   556,449  $   371,238   $    28,293
==========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

FOR THE YEAR ENDED DECEMBER 31, 2004
================================================================================

                                                                   PIONEER
                                                                  VARIABLE
                                                                  CONTRACTS
                                                                    TRUST                ROYCE
                                                                 (CONTINUED)         CAPITAL FUND           RYDEX VARIABLE TRUST
                                                                 -----------  -------------------------   -------------------------

                                                                     FUND       MICRO-CAP    SMALL-CAP     ARKTOS (a)   BANKING (a)
====================================================================================================================================
Investment income:
   Income dividends from investments in portfolio shares ......  $     3,444  $        --   $        --   $        --   $       494
Expenses:
   Mortality and expense risk fees ............................        4,056        5,222        10,244           683           335
------------------------------------------------------------------------------------------------------------------------------------
        Net investment income (expense) .......................         (612)      (5,222)      (10,244)         (683)          159
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gains (losses) on investments in portfolio
     shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ..........................        5,228        5,910        17,358        (7,513)       (1,457)
   Net realized short-term capital gain distributions from
     investments in portfolio shares ..........................           --        6,123        33,018            --         3,784
   Net realized long-term capital gain distributions from
     investments in portfolio shares ..........................           --       31,996        23,151            --             9
------------------------------------------------------------------------------------------------------------------------------------
        Net realized gain (loss) on investments in portfolio
          shares ..............................................        5,228       44,029        73,527        (7,513)        2,336
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ............................       46,701        6,008        97,003        (1,435)           78
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations  $    51,317  $    44,815   $   160,286   $    (9,631)  $     2,573
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004
================================================================================

                                                                   PIONEER
                                                                  VARIABLE
                                                                  CONTRACTS
                                                                    TRUST                ROYCE
                                                                 (CONTINUED)         CAPITAL FUND           RYDEX VARIABLE TRUST
                                                                 -----------  -------------------------   -------------------------

                                                                     FUND       MICRO-CAP    SMALL-CAP     ARKTOS (a)   BANKING (a)
====================================================================================================================================
Changes from operations:
   Net investment income (expense) ............................  $      (612) $    (5,222)  $   (10,244)  $      (683)  $       159
   Net realized gain (loss) on investments in portfolio shares         5,228       44,029        73,527        (7,513)        2,336
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares .......................       46,701        6,008        97,003        (1,435)           78
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets from operations .       51,317       44,815       160,286        (9,631)        2,573
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ........      170,538      237,132       361,653        21,199          (123)
   Contract redemptions .......................................      (17,694)      (8,816)      (28,698)           --            --
   Net transfers ..............................................      358,210      130,950       487,896           672        (1,207)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
        contract owners' transactions .........................      511,054      359,266       820,851        21,871        (1,330)
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets .................      562,371      404,081       981,137        12,240         1,243
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................       63,730      145,864       196,475            --            --
------------------------------------------------------------------------------------------------------------------------------------
          Net assets, end of period ...........................  $   626,101  $   549,945   $ 1,177,612   $    12,240   $     1,243
====================================================================================================================================

a)    For the period May 1, 2004 (inception of fund) through December 31, 2004.

   The accompanying notes are an integral part of these financial statements.

==========================================================================================================================
                                           RYDEX VARIABLE TRUST  (CONTINUED) (a)
--------------------------------------------------------------------------------------------------------------------------
   BASIC          BIO -       CONSUMER                                   ENERGY      FINANCIAL      HEALTH
 MATERIALS     TECHNOLOGY     PRODUCTS    ELECTRONICS      ENERGY       SERVICES     SERVICES        CARE       INTERNET
==========================================================================================================================

$        86   $        --   $         1   $        --   $        15   $        --   $       217  $        --   $        --

        508            28            39            40         2,302         1,993           294          221            79
--------------------------------------------------------------------------------------------------------------------------
       (422)          (28)          (38)          (40)       (2,287)       (1,993)          (77)        (221)          (79)
--------------------------------------------------------------------------------------------------------------------------



       (318)         (398)         (509)           74         5,987         7,493         1,701       (6,330)       (1,198)

      4,874            --            32            --           105            --            --           46            --

         --            --            --            --            --            --            --            1            --
--------------------------------------------------------------------------------------------------------------------------

      4,556          (398)         (477)           74         6,092         7,493         1,701       (6,283)       (1,198)
--------------------------------------------------------------------------------------------------------------------------

      6,362           155           127         1,014        33,219        19,324         2,620          314           147
--------------------------------------------------------------------------------------------------------------------------
$    10,496   $      (271)  $      (388)  $     1,048   $    37,024   $    24,824   $     4,244  $    (6,190)  $    (1,130)
==========================================================================================================================

==========================================================================================================================
                                           RYDEX VARIABLE TRUST  (CONTINUED) (a)
--------------------------------------------------------------------------------------------------------------------------
   BASIC          BIO -       CONSUMER                                   ENERGY      FINANCIAL      HEALTH
 MATERIALS     TECHNOLOGY     PRODUCTS    ELECTRONICS      ENERGY       SERVICES     SERVICES        CARE       INTERNET
==========================================================================================================================

$      (422)  $       (28)  $       (38)  $       (40)  $    (2,287)  $    (1,993)  $       (77) $      (221)  $       (79)
      4,556          (398)         (477)           74         6,092         7,493         1,701       (6,283)       (1,198)

      6,362           155           127         1,014        33,219        19,324         2,620          314           147
--------------------------------------------------------------------------------------------------------------------------
     10,496          (271)         (388)        1,048        37,024        24,824         4,244       (6,190)       (1,130)
--------------------------------------------------------------------------------------------------------------------------

         --           480            --            --        43,382        34,568           (94)       9,319            --
     (4,204)           --        (1,200)           --       (18,640)      (22,873)          (11)          --          (440)
     48,554        18,268         4,991        16,755       408,711       410,490        21,501        5,554        22,817
--------------------------------------------------------------------------------------------------------------------------

     44,350        18,748         3,791        16,755       433,453       422,185        21,396       14,873        22,377
--------------------------------------------------------------------------------------------------------------------------
     54,846        18,477         3,403        17,803       470,477       447,009        25,640        8,683        21,247
--------------------------------------------------------------------------------------------------------------------------
         --            --            --            --            --            --            --           --            --
--------------------------------------------------------------------------------------------------------------------------
$    54,846   $    18,477   $     3,403   $    17,803   $   470,477   $   447,009   $    25,640  $     8,683   $    21,247
==========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

FOR THE YEAR ENDED DECEMBER 31, 2004
================================================================================

                                                                                RYDEX VARIABLE TRUST (CONTINUED)
                                                               --------------------------------------------------------------------
                                                               INVERSE DYNAMIC               LARGE CAP     LARGE CAP     LARGE CAP
                                                                  DOW 30 (b)       JUNO      EUROPE (a)    GROWTH (b)    JAPAN (a)
====================================================================================================================================
Investment income:
   Income dividends from investments in portfolio shares ......  $        --   $       --   $       189   $        13   $        --
Expenses:
   Mortality and expense risk fees ............................            5        1,464            16             6            40
------------------------------------------------------------------------------------------------------------------------------------
        Net investment income (expense) .......................           (5)      (1,464)          173             7           (40)
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gains (losses) on investments in portfolio
     shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ..........................         (129)     (14,404)         (105)           --          (248)
   Net realized short-erm capital gain distributions from
     investments in portfolio shares ..........................           --          226             1            16            --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ..........................           19          610             3            --            --
------------------------------------------------------------------------------------------------------------------------------------
        Net realized gain (loss) on investments in portfolio
          shares ..............................................         (110)     (13,568)         (101)           16          (248)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ..........................         (181)      (3,788)          (17)            6         1,690
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations  $      (296)  $  (18,820)  $        55   $        29   $     1,402
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004
================================================================================

                                                                                RYDEX VARIABLE TRUST (CONTINUED)
                                                               --------------------------------------------------------------------
                                                               INVERSE DYNAMIC               LARGE CAP     LARGE CAP     LARGE CAP
                                                                  DOW 30 (b)       JUNO      EUROPE (a)    GROWTH (b)    JAPAN (a)
====================================================================================================================================
Changes from operations:
   Net investment income (expense) ............................  $        (5)  $   (1,464)  $       173   $         7   $       (40)
   Net realized gain (loss) on investments in portfolio shares          (110)     (13,568)         (101)           16          (248)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares .......................         (181)      (3,788)          (17)            6         1,690
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets from operations .         (296)     (18,820)           55            29         1,402
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ........           --       48,537            --            --           482
   Contract redemptions .......................................           --       (4,314)           --            --          (140)
   Net transfers ..............................................        1,117       30,139         1,242         2,355        23,817
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
        contract owners' transactions .........................        1,117       74,362         1,242         2,355        24,159
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets .................          821       55,542         1,297         2,384        25,561
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................           --        9,587            --            --            --
------------------------------------------------------------------------------------------------------------------------------------
          Net assets, end of period ...........................  $       821   $   65,129   $     1,297   $     2,384   $    25,561
====================================================================================================================================

a)    For the period May 1, 2004 (inception of fund) through December 31, 2004.
b)    For the period July 31, 2004  (inception  of fund)  through  December  31,
      2004.

   The accompanying notes are an integral part of these financial statements.

==========================================================================================================================
                                              RYDEX VARIABLE TRUST (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
              LONG DYNAMIC                                 MID-CAP      MID-CAP                                  PRECIOUS
LEISURE (a)      DOW (b)       MEDIUS        MEKROS      GROWTH (b)    VALUE (b)        NOVA          OTC       METALS (a)
==========================================================================================================================

$        --   $       220   $        --   $        --   $        --   $         1   $        68  $        --   $        --

         72            17         3,944         7,004             3            19         2,748        7,027           269
--------------------------------------------------------------------------------------------------------------------------
        (72)          203        (3,944)       (7,004)           (3)          (18)       (2,680)      (7,027)         (269)
--------------------------------------------------------------------------------------------------------------------------



     (1,950)       (1,451)      (47,002)      (59,944)           --             1         2,799       30,481         2,115

         40            23        40,411        26,744            --           215            --           --            --

         --            --        10,409        10,860            --             3            --           --            --
--------------------------------------------------------------------------------------------------------------------------

     (1,910)       (1,428)        3,818       (22,340)           --           219         2,799       30,481         2,115
--------------------------------------------------------------------------------------------------------------------------

        495           (64)       56,297        94,189            77           231         1,258       19,745             8
--------------------------------------------------------------------------------------------------------------------------
$    (1,487)  $    (1,289)  $    56,171   $    64,845   $        74   $       432   $     1,377  $    43,199   $     1,854
==========================================================================================================================

==========================================================================================================================
                                              RYDEX VARIABLE TRUST (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
              LONG DYNAMIC                                 MID-CAP      MID-CAP                                  PRECIOUS
LEISURE (a)      DOW (b)       MEDIUS        MEKROS      GROWTH (b)    VALUE (b)        NOVA          OTC       METALS (a)
==========================================================================================================================

$       (72)  $       203   $    (3,944)  $    (7,004)  $        (3)  $       (18)  $    (2,680) $    (7,027)  $      (269)
     (1,910)       (1,428)        3,818       (22,340)           --           219         2,799       30,481         2,115

        495           (64)       56,297        94,189            77           231         1,258       19,745             8
--------------------------------------------------------------------------------------------------------------------------
     (1,487)       (1,289)       56,171        64,845            74           432         1,377       43,199         1,854
--------------------------------------------------------------------------------------------------------------------------

      1,826            --        68,589       328,364           717         3,215        38,088      104,010         7,434
         --            --       (14,116)      (29,363)           --            --       (12,283)     (26,172)         (385)
      4,748         6,463       428,008       186,180            --            --       (85,530)     220,964        15,455
--------------------------------------------------------------------------------------------------------------------------

      6,574         6,463       482,481       485,181           717         3,215       (59,725)     298,802        22,504
--------------------------------------------------------------------------------------------------------------------------
      5,087         5,174       538,652       550,026           791         3,647       (58,348)     342,001        24,358
--------------------------------------------------------------------------------------------------------------------------
         --            --        11,673       220,304            --            --       235,912      420,226            --
--------------------------------------------------------------------------------------------------------------------------
$     5,087   $     5,174   $   550,325   $   770,330   $       791   $     3,647   $   177,564  $   762,227   $    24,358
==========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

FOR THE YEAR ENDED DECEMBER 31, 2004
================================================================================


                                                                                 RYDEX VARIABLE TRUST (CONTINUED)
                                                                 -------------------------------------------------------------------


                                                                     REAL        SECTOR      SMALL-CAP     SMALL-CAP    TELECOMMU-
                                                                  ESTATE (a)  ROTATION (a)   GROWTH (b)    VALUE (b)   NICATIONS (a)
====================================================================================================================================
Investment income:
   Income dividends from investments in portfolio shares ......  $     1,568  $        --   $        --   $       145   $        --
Expenses:
   Mortality and expense risk fees ............................        1,706          529           154           964            12
------------------------------------------------------------------------------------------------------------------------------------
        Net investment income (expense) .......................         (138)        (529)         (154)         (819)          (12)
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gains (losses) on investments in portfolio
     shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ..........................       (4,276)      (2,053)           15            78            --
   Net realized short-erm capital gain distributions from
     investments in portfolio shares ..........................        7,863           --           730         8,648            --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ..........................          656           --            --             5            --
------------------------------------------------------------------------------------------------------------------------------------
        Net realized gain (loss) on investments in portfolio
          shares ..............................................        4,243       (2,053)          745         8,731            --
------------------------------------------------------------------------------------------------------------------------------------
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ..........................       43,269        5,694         4,946        26,576           122
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations  $    47,374  $     3,112   $     5,537   $    34,488   $       110
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004
================================================================================


                                                                                 RYDEX VARIABLE TRUST (CONTINUED)
                                                                 -------------------------------------------------------------------


                                                                     REAL        SECTOR      SMALL-CAP     SMALL-CAP    TELECOMMU-
                                                                  ESTATE (a)  ROTATION (a)   GROWTH (b)    VALUE (b)   NICATIONS (a)
====================================================================================================================================
Changes from operations:
   Net investment income (expense) ............................  $      (138) $      (529)  $      (154)  $      (819)  $       (12)
   Net realized gain (loss) on investments in portfolio shares         4,243       (2,053)          745         8,731            --
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares .......................       43,269        5,694         4,946        26,576           122
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets from operations .       47,374        3,112         5,537        34,488           110
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ........       17,440       56,940        34,958        28,404            --
   Contract redemptions .......................................           --           --            --            --            --
   Net transfers ..............................................      358,465       (7,543)       11,751       325,670        17,829
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
        contract owners' transactions .........................      375,905       49,397        46,709       354,074        17,829
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets .................      423,279       52,509        52,246       388,562        17,939
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................           --        3,577            --            --            --
------------------------------------------------------------------------------------------------------------------------------------
          Net assets, end of period ...........................  $   423,279  $    56,086   $    52,246   $   388,562   $    17,939
====================================================================================================================================

a)    For the period May 1, 2004 (inception of fund) through December 31, 2004.
b)    For the period July 15, 2004 (inception of fund) through December 31,
      2004.
c)    For the period May 1, 2004 through August 13, 2004 (termination of fund).

   The accompanying notes are an integral part of these financial statements.

==========================================================================================================================
                                                                                                     SALOMON BROTHERS
                                 RYDEX VARIABLE TRUST (CONTINUED)                                  VARIABLE SERIES FUNDS
-----------------------------------------------------------------------------------------------  -------------------------
                                                            U.S.
                                              U.S.       GOVERNMENT
    TITAN        TRANS-                    GOVERNMENT      MONEY                     VELOCITY                    ALL CAP
   500 (a)   PORTATION (a)       URSA         BOND         MARKET    UTILITIES (a)    100 (a)    ALL CAP (a)    VALUE (c)
==========================================================================================================================

$        --   $        --   $        --   $     1,690   $     4,922   $     1,927   $       230  $       132   $        --

         14           321         1,097           916        28,108           979           496           58             5
--------------------------------------------------------------------------------------------------------------------------
        (14)         (321)       (1,097)          774       (23,186)          948          (266)          74            (5)
--------------------------------------------------------------------------------------------------------------------------



          1         8,902        (7,241)      (10,586)           --           435         7,236           --          (153)

        178           554            --         1,801            --            --            --           --            --

         92            --            --           527            --            --            10           --            --
--------------------------------------------------------------------------------------------------------------------------

        271         9,456        (7,241)       (8,258)           --           435         7,246           --          (153)
--------------------------------------------------------------------------------------------------------------------------

       (129)        6,814        (1,720)        1,563            --        16,232         8,655          689            --
--------------------------------------------------------------------------------------------------------------------------
$       128   $    15,949   $   (10,058)  $    (5,921)  $   (23,186)  $    17,615   $    15,635  $       763   $      (158)
==========================================================================================================================

==========================================================================================================================
                                                                                                     SALOMON BROTHERS
                                 RYDEX VARIABLE TRUST (CONTINUED)                                  VARIABLE SERIES FUNDS
-----------------------------------------------------------------------------------------------  -------------------------
                                                            U.S.
                                              U.S.       GOVERNMENT
    TITAN        TRANS-                    GOVERNMENT      MONEY                     VELOCITY                    ALL CAP
   500 (a)   PORTATION (a)       URSA          BOND         MARKET    UTILITIES (a)    100 (a)    ALL CAP (a)    VALUE (c)
==========================================================================================================================

$       (14)  $      (321)  $    (1,097)  $       774   $   (23,186)  $       948   $      (266) $        74   $        (5)
        271         9,456        (7,241)       (8,258)           --           435         7,246           --          (153)

       (129)        6,814        (1,720)        1,563            --        16,232         8,655          689            --
--------------------------------------------------------------------------------------------------------------------------
        128        15,949       (10,058)       (5,921)      (23,186)       17,615        15,635          763          (158)
--------------------------------------------------------------------------------------------------------------------------

         --         1,827             6         7,513     2,547,304         1,800           872       26,746           158
         --        (5,024)       (1,205)      (14,582)     (256,578)      (16,003)       (1,588)          --            --
      1,256        61,378         6,482        75,859      (417,183)      174,270       402,706           --            --
--------------------------------------------------------------------------------------------------------------------------

      1,256        58,181         5,283        68,790     1,873,543       160,067       401,990       26,746           158
--------------------------------------------------------------------------------------------------------------------------
      1,384        74,130        (4,775)       62,869     1,850,357       177,682       417,625       27,509            --
--------------------------------------------------------------------------------------------------------------------------
         --            --        71,123         8,850       141,684            --            --           --            --
--------------------------------------------------------------------------------------------------------------------------
$     1,384   $    74,130   $    66,348   $    71,719   $ 1,992,041   $   177,682   $   417,625  $    27,509   $        --
==========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

FOR THE YEAR ENDED DECEMBER 31, 2004
================================================================================


                                                                           SALOMON BROTHERS
                                                                               VARIABLE
                                                                             SERIES FUNDS
                                                                            (CONTINUED) (a)                 SELIGMAN PORTFOLIOS
                                                                 -------------------------------------- ---------------------------
                                                                                                        COMMUNICATIONS
                                                                  LARGE CAP    STRATEGIC        TOTAL         AND         GLOBAL
                                                                    GROWTH        BOND         RETURN     INFORMATION   TECHNOLOGY
====================================================================================================================================
Investment income:
   Income dividends from investments in portfolio shares ......  $        14  $     4,792   $         4   $        --   $        --
Expenses:
   Mortality and expense risk fees ............................           56          359             8         3,561           946
------------------------------------------------------------------------------------------------------------------------------------
        Net investment income (expense) .......................          (42)       4,433            (4)       (3,561)         (946)
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gains (losses) on investments in portfolio
     shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ..........................           --        1,903           (41)        9,025         5,285
   Net realized short-erm capital gain distributions from
     investments in portfolio shares ..........................           --           58            --            --            --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ..........................           --        1,447             3            --            --
------------------------------------------------------------------------------------------------------------------------------------
        Net realized gain (loss) on investments in portfolio
          shares ..............................................           --        3,408           (38)        9,025         5,285
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ..........................          554       (5,862)            2         5,030        (5,212)
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations  $       512  $     1,979   $       (40)  $    10,494   $      (873)
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004
================================================================================


                                                                           SALOMON BROTHERS
                                                                               VARIABLE
                                                                             SERIES FUNDS
                                                                            (CONTINUED) (a)                 SELIGMAN PORTFOLIOS
                                                                 -------------------------------------- ---------------------------
                                                                                                        COMMUNICATIONS
                                                                  LARGE CAP    STRATEGIC        TOTAL         AND         GLOBAL
                                                                    GROWTH        BOND         RETURN     INFORMATION   TECHNOLOGY
====================================================================================================================================
Changes from operations:
   Net investment income (expense) ............................  $       (42) $     4,433   $        (4)  $    (3,561)  $      (946)
   Net realized gain (loss) on investments in portfolio shares            --        3,408           (38)        9,025         5,285
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares .......................          554       (5,862)            2         5,030        (5,212)
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets from operations .          512        1,979           (40)       10,494          (873)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ........        7,849           21            --       218,278        12,546
   Contract redemptions .......................................           --         (602)           --       (21,728)       (3,173)
   Net transfers ..............................................           --      104,098           277       (68,604)        3,916
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
        contract owners' transactions .........................        7,849      103,517           277       127,946        13,289
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets .................        8,361      105,496           237       138,440        12,416
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................           --           --            --       120,726        57,756
------------------------------------------------------------------------------------------------------------------------------------
          Net assets, end of period ...........................  $     8,361  $   105,496   $       237   $   259,166   $    70,172
====================================================================================================================================

a)    For the period May 1, 2004 (inception of fund) through December 31, 2004.
b)    For the period January 1, 2004 through August 31, 2004 (termination of fund).

   The accompanying notes are an integral part of these financial statements.

==========================================================================================================================
                               THIRD
   STRONG                     AVENUE
  VARIABLE                   VARIABLE
 INSURANCE                    SERIES         LEVCO
   FUNDS                       TRUST     SERIES TRUST                   VAN ECK WORLDWIDE INSURANCE TRUST
-------------------------   -----------  ------------   ------------------------------------------------------------------
                 STRONG
  MID CAP     OPPORTUNITY                   EQUITY        ABSOLUTE                   EMERGING        HARD          REAL
 GROWTH II      FUND II        VALUE       VALUE (b)       RETURN         BOND        MARKETS       ASSETS        ESTATE
==========================================================================================================================

$        --   $        --   $     1,143   $       525   $        --   $    14,525   $     2,304  $       559   $     2,755

      2,051         9,459         2,888           457           888         3,760         9,384        4,489         4,632
--------------------------------------------------------------------------------------------------------------------------
     (2,051)       (9,459)       (1,745)           68          (888)       10,765        (7,080)      (3,930)       (1,877)
--------------------------------------------------------------------------------------------------------------------------



     25,826        30,396         2,787        15,607          (101)          972        16,824      119,346        23,368

         --            --           473            --           181            --            --           --            --

         --            --         1,715            --            --            --            --           --            --
--------------------------------------------------------------------------------------------------------------------------

     25,826        30,396         4,975        15,607            80           972        16,824      119,346        23,368
--------------------------------------------------------------------------------------------------------------------------

     (3,529)       64,761        32,683       (11,521)          273         7,829       144,767      (58,903)       77,465
--------------------------------------------------------------------------------------------------------------------------
$    20,246   $    85,698   $    35,913   $     4,154   $      (535)  $    19,566   $   154,511  $    56,513   $    98,956
==========================================================================================================================

==========================================================================================================================
                               THIRD
   STRONG                     AVENUE
  VARIABLE                   VARIABLE
 INSURANCE                    SERIES         LEVCO
   FUNDS                       TRUST     SERIES TRUST                   VAN ECK WORLDWIDE INSURANCE TRUST
-------------------------   -----------  ------------   ------------------------------------------------------------------
                 STRONG
  MID CAP     OPPORTUNITY                   EQUITY        ABSOLUTE                   EMERGING        HARD          REAL
 GROWTH II      FUND II        VALUE       VALUE (b)       RETURN         BOND        MARKETS       ASSETS        ESTATE
==========================================================================================================================

$    (2,051)  $    (9,459)  $    (1,745)  $        68   $      (888)  $    10,765   $    (7,080) $    (3,930)  $    (1,877)
     25,826        30,396         4,975        15,607            80           972        16,824      119,346        23,368

     (3,529)       64,761        32,683       (11,521)          273         7,829       144,767      (58,903)       77,465
--------------------------------------------------------------------------------------------------------------------------
     20,246        85,698        35,913         4,154          (535)       19,566       154,511       56,513        98,956
--------------------------------------------------------------------------------------------------------------------------

     88,254       132,156       212,642         7,481        91,251        74,327       337,675      171,558       127,866
    (13,127)      (47,974)       (2,779)         (650)          (30)      (30,545)      (19,578)      (5,193)      (11,242)
   (137,455)      256,362        12,193      (346,536)       16,321        32,786       332,792     (406,360)      180,530
--------------------------------------------------------------------------------------------------------------------------

    (62,328)      340,544       222,056      (339,705)      107,542        76,568       650,889     (239,995)      297,154
--------------------------------------------------------------------------------------------------------------------------
    (42,082)      426,242       257,969      (335,551)      107,007        96,134       805,400     (183,482)      396,110
--------------------------------------------------------------------------------------------------------------------------
    173,258       356,857        74,243       335,551         8,394       174,739       282,955      528,015       146,789
--------------------------------------------------------------------------------------------------------------------------
$   131,176   $   783,099   $   332,212   $        --   $   115,401   $   270,873   $ 1,088,355  $   344,533   $   542,899
==========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

FOR THE YEAR ENDED DECEMBER 31, 2004
================================================================================

                                                                    VARIABLE
                                                                    INSURANCE
                                                                      FUNDS
                                                                  ------------
                                                                     CHOICE
                                                                     MARKET        COMBINED
                                                                     NEUTRAL         TOTAL
==============================================================================   ===========
Investment income:
   Income dividends from investments in portfolio shares ......   $        --    $   418,343
Expenses:
   Mortality and expense risk fees ............................        17,861        487,398
------------------------------------------------------------------------------   -----------
        Net investment income (expense) .......................       (17,861)       (69,055)
------------------------------------------------------------------------------   -----------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ..........................      (140,815)     1,150,778
   Net realized short-term capital gain distributions from
     investments in portfolio shares ..........................        17,755        225,484
   Net realized long-term capital gain distributions from
     investments in portfolio shares ..........................            --        144,368
------------------------------------------------------------------------------   -----------
        Net realized gain (loss) on investments in portfolio
          shares ..............................................      (123,060)     1,520,630
------------------------------------------------------------------------------   -----------
Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ..........................      (135,333)     1,294,441
------------------------------------------------------------------------------   -----------
          Net increase (decrease) in net assets from operations   $  (276,254)   $ 2,746,016
==============================================================================   ===========

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2004
================================================================================

                                                                    VARIABLE
                                                                    INSURANCE
                                                                      FUNDS
                                                                  ------------
                                                                     CHOICE
                                                                     MARKET        COMBINED
                                                                     NEUTRAL         TOTAL
==============================================================================   ============
Changes from operations:
Net investment income (expense) ..............................   $    (17,861)   $    (69,055)
   Net realized gain (loss) on investments in portfolio shares       (123,060)      1,520,630
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ......................       (135,333)      1,294,441
------------------------------------------------------------------------------   ------------
        Net increase (decrease) in net assets from operations        (276,254)      2,746,016
------------------------------------------------------------------------------   ------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .......      1,023,914      18,756,809
   Contract redemptions ......................................       (130,287)     (2,551,741)
   Net transfers .............................................       (577,674)        782,985
------------------------------------------------------------------------------   ------------
     Net increase (decrease) in net assets from
        contract owners' transactions ........................        315,953      16,988,053
------------------------------------------------------------------------------   ------------
        Net increase (decrease) in net assets ................         39,699      19,734,069
------------------------------------------------------------------------------   ------------
Net assets, beginning of period ..............................        731,435      21,524,962
------------------------------------------------------------------------------   ------------
          Net assets, end of period ..........................   $    771,134    $ 41,259,031
==============================================================================   ============

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2003

===================================================================================================================================
                                                                                       40|86 SERIES TRUST (a)
                                                                ===================================================================

                                                                                              FIXED                      GOVERNMENT
                                                                  BALANCED       EQUITY       INCOME        FOCUS 20     SECURITIES
===================================================================================================================================
Investment income:
   Income dividends from investments in portfolio shares .....  $     8,362   $       953   $    23,722   $        --   $    21,725
Expenses:
   Mortality and expense risk fees, net ......................        5,418         6,278         7,379         3,848         9,712
-----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) .......................        2,944        (5,325)       16,343        (3,848)       12,013
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares .....................................        8,592        59,868        11,209        48,487       (15,001)
   Net realized short-term capital gain distributions from
     investments in portfolio shares .........................           --            --            --            --         3,696
   Net realized long-term capital gain distributions from
     investments in portfolio shares .........................           --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio
         shares ..............................................        8,592        59,868        11,209        48,487       (11,305)
-----------------------------------------------------------------------------------------------------------------------------------
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ......................       62,617        76,543        12,824        29,705         4,914
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations  $    74,153   $   131,086   $    40,376   $    74,344   $     5,622
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2003

===================================================================================================================================
                                                                                       40|86 SERIES TRUST (a)
                                                                ===================================================================

                                                                                              FIXED                      GOVERNMENT
                                                                  BALANCED       EQUITY       INCOME        FOCUS 20     SECURITIES
===================================================================================================================================
Changes from operations:
   Net investment income (expense) ...........................  $     2,944   $    (5,325)  $    16,343   $    (3,848)  $    12,013
   Net realized gain (loss) on investments in portfolio shares        8,592        59,868        11,209        48,487       (11,305)
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .........................       62,617        76,543        12,824        29,705         4,914
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations .       74,153       131,086        40,376        74,344         5,622
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .......      231,616        91,653        84,809        24,880        99,208
   Contract redemptions ......................................      (11,132)     (103,252)     (105,589)      (63,274)     (259,767)
   Net transfers .............................................      (97,307)      (69,770)     (635,829)      104,852       (83,922)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         contract owners' transactions .......................      123,177       (81,369)     (656,609)       66,458      (244,481)
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ...............      197,330        49,717      (616,233)      140,802      (238,859)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................      258,714       376,232     1,082,022        65,562       728,647
-----------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period .........................  $   456,044   $   425,949   $   465,789   $   206,364   $   489,788
===================================================================================================================================

a) Formerly Conseco Series Trust prior to its name change effective September 17, 2003.
b) For the period May 1, 2003 (inception date of fund) through December 31, 2003.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
                                                                                                                         AMERICAN
                                                                                                                          CENTURY
     40|86 SERIES TRUST               AIM VARIABLE                                                                       VARIABLE
       (CONTINUED) (a)               INSURANCE FUNDS                        THE ALGER AMERICAN FUNDS                    PORTFOLIOS
==========================    ============================= =========================================================   ===========
    HIGH          MONEY           BASIC         MID CAP                     LEVERAGED        MIDCAP         SMALL        INCOME AND
    YIELD        MARKET         VALUE (b)   CORE EQUITY (b)    GROWTH         ALLCAP         GROWTH    CAPITALIZATION      GROWTH
===================================================================================================================================
$    70,861    $    11,573    $        --    $        --    $        --    $        --    $        --    $        --    $     2,584

     15,336         26,617             56            144          5,534          5,914          4,599          1,984          1,823
-----------------------------------------------------------------------------------------------------------------------------------
     55,525        (15,044)           (56)          (144)        (5,534)        (5,914)        (4,599)        (1,984)           761
-----------------------------------------------------------------------------------------------------------------------------------

    191,682             --             80            264         46,448         39,218         82,569          3,669         (4,468)

         --             --             --            471             --             --             --             --             --

         --             --             --             --             --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
    191,682             --             80            735         46,448         39,218         82,569          3,669         (4,468)
-----------------------------------------------------------------------------------------------------------------------------------

     28,297             --          1,200          2,128         73,068         96,500         53,811         15,354         27,025
-----------------------------------------------------------------------------------------------------------------------------------
$   275,504    $   (15,044)   $     1,224    $     2,719    $   113,982    $   129,804    $   131,781    $    17,039    $    23,318
===================================================================================================================================

===================================================================================================================================
                                                                                                                         AMERICAN
                                                                                                                          CENTURY
     40|86 SERIES TRUST               AIM VARIABLE                                                                       VARIABLE
       (CONTINUED) (a)               INSURANCE FUNDS              `         THE ALGER AMERICAN FUNDS                    PORTFOLIOS
==========================    ============================= =========================================================   ===========
    HIGH          MONEY           BASIC         MID CAP                     LEVERAGED        MIDCAP         SMALL        INCOME AND
    YIELD        MARKET         VALUE (b)   CORE EQUITY (b)    GROWTH         ALLCAP         GROWTH    CAPITALIZATION      GROWTH
===================================================================================================================================
$    55,525    $   (15,044)   $       (56)   $      (144)   $    (5,534)   $    (5,914)   $    (4,599)   $    (1,984)   $       761
    191,682             --             80            735         46,448         39,218         82,569          3,669         (4,468)

     28,297             --          1,200          2,128         73,068         96,500         53,811         15,354         27,025
-----------------------------------------------------------------------------------------------------------------------------------
    275,504        (15,044)         1,224          2,719        113,982        129,804        131,781         17,039         23,318
-----------------------------------------------------------------------------------------------------------------------------------

     29,738        883,495         15,900         76,023         72,870         63,320         48,307         81,313         61,699
   (243,076)      (493,410)            --             --        (59,638)      (118,310)      (165,121)       (22,909)       (11,537)
     40,133       (363,792)         9,150          2,174         97,329        240,211        150,133        223,662       (138,287)
-----------------------------------------------------------------------------------------------------------------------------------

   (173,205)        26,293         25,050         78,197        110,561        185,221         33,319        282,066        (88,125)
-----------------------------------------------------------------------------------------------------------------------------------
    102,299         11,249         26,274         80,916        224,543        315,025        165,100        299,105        (64,807)
-----------------------------------------------------------------------------------------------------------------------------------
  1,137,945      1,509,229             --             --        206,714        198,516        209,239         23,676        221,131
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,240,244    $ 1,520,478    $    26,274    $    80,916    $   431,257    $   513,541    $   374,339    $   322,781    $   156,324
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

FOR THE YEAR ENDED DECEMBER 31, 2003

====================================================================================================================================
                                                                    AMERICAN CENTURY
                                                                   VARIABLE PORTFOLIOS
                                                                       (CONTINUED)             BERGER INSTITUTIONAL PRODUCTS TRUST
                                                                ==========================  ========================================
                                                                                                           INTERNA-       LARGE CAP
                                                               INTERNATIONAL      VALUE      GROWTH (a)    TIONAL (a)     GROWTH (a)
====================================================================================================================================
Investment income:
   Income dividends from investments in portfolio shares .....  $     1,039   $     4,743   $         8   $        14   $        66
Expenses:
   Mortality and expense risk fees, net ......................        2,216         5,466            38             5           242
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ...........................       (1,177)         (723)          (30)            9          (176)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares .....................................          807        26,022        (2,032)         (341)       (7,717)
   Net realized short-term capital gain distributions from
     investments in portfolio shares .........................           --            --            --            --            --
   Net realized long-term capital gain distributions from
     investments in portfolio shares .........................           --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio shares          807        26,022        (2,032)         (341)       (7,717)
-----------------------------------------------------------------------------------------------------------------------------------
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .........................       36,422        61,469         2,272           388        12,547
-----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from operations .....  $    36,052   $    86,768   $       210   $        56   $     4,654
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2003

====================================================================================================================================
                                                                    AMERICAN CENTURY
                                                                   VARIABLE PORTFOLIOS
                                                                       (CONTINUED)             BERGER INSTITUTIONAL PRODUCTS TRUST
                                                                ==========================  ========================================
                                                                                                           INTERNA-       LARGE CAP
                                                               INTERNATIONAL      VALUE      GROWTH (a)    TIONAL (a)     GROWTH (a)
====================================================================================================================================
Changes from operations:
   Net investment income (expense) ...........................  $    (1,177)  $      (723)  $       (30)  $         9   $      (176)
   Net realized gain (loss) on investments in portfolio shares          807        26,022        (2,032)         (341)       (7,717)
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .........................       36,422        61,469         2,272           388        12,547
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations .       36,052        86,768           210            56         4,654
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .......       14,742        69,676            --            --         8,122
   Contract redemptions ......................................         (962)      (55,160)           --            --          (480)
   Net transfers .............................................       30,924       (19,409)      (11,937)       (8,488)      (80,504)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         contract owners' transactions .......................       44,704        (4,893)      (11,937)       (8,488)      (72,862)
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ...............       80,756        81,875       (11,727)       (8,432)      (68,208)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................      133,299       416,281        11,727         8,432        68,208
-----------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period .................................  $   214,055   $   498,156   $        --   $        --   $        --
===================================================================================================================================

a) For the period January 1, 2003 through March 21, 2003 for the Berger funds. These Berger funds were merged on March 21, 2003 into the Janus Aspen Funds.
            Berger IPT Growth to Janus Aspen Growth
            Berger IPT Large Cap Growth to Janus Aspen Growth and Income Berger IPT International to Janus Aspen International Growth
b)    For the period January 1, 2003 through March 31, 2003 (termination of fund).
c)    Formerly Utility Fund prior to its name change effective May 1, 2003.
d)    For the period January 1, 2003 through November 21, 2003 (termination of fund).

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
   BERGER
INSTITUTIONAL
  PRODUCTS
    TRUST                                         DREYFUS VARIABLE
 (CONTINUED)                                      INVESTMENT FUNDS                        FEDERATED INSURANCE SERIES
=============                                ===========================  ==========================================================
                 DREYFUS
    SMALL        SOCIALLY        DREYFUS                                                     HIGH                     INTERNATIONAL
   COMPANY     RESPONSIBLE       STOCK       DISCIPLINED   INTERNATIONAL     CAPITAL        INCOME     INTERNATIONAL      SMALL
 GROWTH (b)      GROWTH          INDEX          STOCK          VALUE      INCOME II (c)     BOND II      EQUITY II    COMPANY II (d)
====================================================================================================================================
$        --    $        85    $    16,485    $       510    $     2,334    $     6,531    $    83,160    $        --    $        --

        191            347         16,602            638          2,000          2,130         16,000          1,441          1,571
-----------------------------------------------------------------------------------------------------------------------------------
       (191)          (262)          (117)          (128)           334          4,401         67,160         (1,441)        (1,571)
-----------------------------------------------------------------------------------------------------------------------------------

    (37,143)           797        128,849          2,626         12,001        (11,871)        94,882         25,450         51,387

         --             --             --             --             --             --             --             --             --

         --             --             --             --             --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
    (37,143)           797        128,849          2,626         12,001        (11,871)        94,882         25,450         51,387
-----------------------------------------------------------------------------------------------------------------------------------

     33,511          4,264        136,605          6,905         23,462         14,523         71,895         11,091            536
-----------------------------------------------------------------------------------------------------------------------------------
$    (3,823)   $     4,799    $   265,337    $     9,403    $    35,797    $     7,053    $   233,937    $    35,100    $    50,352
===================================================================================================================================

====================================================================================================================================
   BERGER
INSTITUTIONAL
  PRODUCTS
    TRUST                                         DREYFUS VARIABLE
 (CONTINUED)                                      INVESTMENT FUNDS                        FEDERATED INSURANCE SERIES
=============                                ===========================  ==========================================================
                 DREYFUS
    SMALL        SOCIALLY        DREYFUS                                                     HIGH                     INTERNATIONAL
   COMPANY     RESPONSIBLE       STOCK       DISCIPLINED   INTERNATIONAL     CAPITAL        INCOME     INTERNATIONAL      SMALL
 GROWTH (b)      GROWTH          INDEX          STOCK          VALUE      INCOME II (c)     BOND II      EQUITY II    COMPANY II (d)
====================================================================================================================================
$      (191)   $      (262)   $      (117)   $      (128)   $       334    $     4,401    $    67,160    $    (1,441)   $    (1,571)
    (37,143)           797        128,849          2,626         12,001        (11,871)        94,882         25,450         51,387

     33,511          4,264        136,605          6,905         23,462         14,523         71,895         11,091            536
-----------------------------------------------------------------------------------------------------------------------------------
     (3,823)         4,799        265,337          9,403         35,797          7,053        233,937         35,100         50,352
-----------------------------------------------------------------------------------------------------------------------------------

        (14)        80,940        284,642          5,175         23,038         23,948          2,987         34,886          9,808
         --         (7,511)       (66,807)        (1,255)      (183,730)       (26,027)      (251,352)      (166,418)       (12,165)
    (47,861)          (656)      (230,361)        17,668        368,898       (616,110)       (25,099)       160,463        (54,045)
-----------------------------------------------------------------------------------------------------------------------------------

    (47,875)        72,773        (12,526)        21,588        208,206       (618,189)      (273,464)        28,931        (56,402)
-----------------------------------------------------------------------------------------------------------------------------------
    (51,698)        77,572        252,811         30,991        244,003       (611,136)       (39,527)        64,031         (6,050)
-----------------------------------------------------------------------------------------------------------------------------------
     51,698          9,307        979,616         37,710         50,845        714,393      1,544,620        100,531          6,050
-----------------------------------------------------------------------------------------------------------------------------------
$        --    $    86,879    $ 1,232,427    $    68,701    $   294,848    $   103,257    $ 1,505,093    $   164,562    $        --
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

FOR THE YEAR ENDED DECEMBER 31, 2003

====================================================================================================================================
                                                                     FIRST AMERICAN                   INVESCO VARIABLE
                                                                  INSURANCE PORTFOLIOS                INVESTMENT FUNDS
                                                                =========================   =======================================
                                                                 LARGE CAP       MID CAP        CORE       FINANCIAL       HEALTH
                                                                  GROWTH         GROWTH      EQUITY (e)   SERVICES (e)  SCIENCES (e)
====================================================================================================================================
Investment income:
   Income dividends from investments in portfolio shares .....  $        --   $        --   $       251   $       510   $        --
Expenses:
   Mortality and expense risk fees, net ......................           60           236           369         1,587         1,660
-----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) .......................          (60)         (236)         (118)       (1,077)       (1,660)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares .....................................          478        (1,102)      (13,485)       16,351        (4,889)
   Net realized short-term capital gain distributions from
     investments in portfolio shares .........................           --            --            --            --            --
   Net realized long-term capital gain distributions from
     investments in portfolio shares .........................           --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio
         shares ..............................................          478        (1,102)      (13,485)       16,351        (4,889)
-----------------------------------------------------------------------------------------------------------------------------------
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ......................          706         1,826        11,140         6,026        33,249
-----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from operations .....  $     1,124   $       488   $    (2,463)  $    21,300   $    26,700
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2003

====================================================================================================================================
                                                                     FIRST AMERICAN                   INVESCO VARIABLE
                                                                  INSURANCE PORTFOLIOS                INVESTMENT FUNDS
                                                                =========================   ======================================
                                                                 LARGE CAP       MID CAP        CORE       FINANCIAL       HEALTH
                                                                  GROWTH         GROWTH      EQUITY (e)   SERVICES (e)  SCIENCES (e)
===================================================================================================================================
Changes from operations:
   Net investment income (expense) ...........................  $       (60)  $      (236)  $      (118)  $    (1,077)  $    (1,660)
   Net realized gain (loss) on investments in portfolio shares          478        (1,102)      (13,485)       16,351        (4,889)
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .........................          706         1,826        11,140         6,026        33,249
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations .        1,124           488        (2,463)       21,300        26,700
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .......        3,195        71,809         6,423        15,325         6,699
   Contract redemptions ......................................         (680)         (561)         (343)       (3,681)       (2,933)
   Net transfers .............................................       12,797        10,625       (16,161)     (104,409)      (93,131)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         contract owners' transactions .......................       15,312        81,873       (10,081)      (92,765)      (89,365)
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ...............       16,436        82,361       (12,544)      (71,465)      (62,665)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................        1,394           274        36,247       115,103       164,780
-----------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period .........................  $    17,830   $    82,635   $    23,703   $    43,638   $   102,115
===================================================================================================================================

a) For the period May 1, 2003 (inception date of fund) through December 31, 2003.
b) For the period March 21, 2003 through December 31, 2003 as result of Berger liquidation (see Note (a) on page 15.)
c) Formerly Janus Aggressive Growth prior to its name change effective May 1, 2003.
d)    For the period January 1, 2003 through November 25, 2003 (termination of fund)
e) As a result of an April 30, 2004 merger with AIM, the following funds were renamed:
      As of April 30, 2004:
          Invesco VIF Real Estate Opportunity to AIM VI Real Estate
      As of October 15, 2004:
          Invesco VIF Core Equity to AIM VI Core Stock
          Invesco VIF Financial Services to AIM VI Financial Services
          Invesco VIF Health Sciences to AIM VI Health Sciences
          Invesco VIF Technology to AIM VI Technology
f) As a result of an April 30, 2004 merger, Invesco VIF High Yield was merged into AIM VI High Yield and Invesco VIF Telecommunications was merged into Invesco VIF Technology and later renamed AIM VI Technology.


   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
                     INVESCO VARIABLE
               INVESTMENT FUNDS (CONTINUED)                                          JANUS ASPEN SERIES
==========================================================  =======================================================================
                                                              GROWTH
   HIGH       REAL ESTATE                     TELECOMMU-       INSTI-        GROWTH       GROWTH AND    INTERNATIONAL      MID CAP
 YIELD (f)   OPPORTUNITY (e)     TECHNOLOGY  NICATIONS (f)  TUTIONAL (a)   SERVICE (d)    INCOME (b)     GROWTH (b)      GROWTH (c)
===================================================================================================================================
$    41,522    $     1,936    $        --    $        --    $       434    $        --    $     1,883    $        14    $        --

      7,618          2,484          4,793            440          3,592          2,378          1,926             13          3,277
-----------------------------------------------------------------------------------------------------------------------------------
     33,904           (548)        (4,793)          (440)        (3,158)        (2,378)           (43)             1         (3,277)
-----------------------------------------------------------------------------------------------------------------------------------

     60,483         45,591           (225)          (740)        27,290         36,708         15,110              3          3,553

         --             --             --             --             --             --             --             --             --

         --             --             --             --             --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
     60,483         45,591           (225)          (740)        27,290         36,708         15,110              3          3,553
-----------------------------------------------------------------------------------------------------------------------------------

     30,607          5,353        107,875          8,702         43,720          7,386         12,031            417         62,390
-----------------------------------------------------------------------------------------------------------------------------------
$   124,994    $    50,396    $   102,857    $     7,522    $    67,852    $    41,716    $    27,098    $       421    $    62,666
===================================================================================================================================

===================================================================================================================================
                     INVESCO VARIABLE
               INVESTMENT FUNDS (CONTINUED)                                          JANUS ASPEN SERIES
==========================================================  =======================================================================
                                                              GROWTH
   HIGH       REAL ESTATE                     TELECOMMU-       INSTI-        GROWTH       GROWTH AND    INTERNATIONAL      MID CAP
 YIELD (f)   OPPORTUNITY (e)     TECHNOLOGY  NICATIONS (f)  TUTIONAL (a)   SERVICE (d)    INCOME (b)     GROWTH (b)      GROWTH (c)
===================================================================================================================================
$    33,904    $      (548)   $    (4,793)   $      (440)   $    (3,158)   $    (2,378)   $       (43)   $         1    $    (3,277)
     60,483         45,591           (225)          (740)        27,290         36,708         15,110              3          3,553

     30,607          5,353        107,875          8,702         43,720          7,386         12,031            417         62,390
-----------------------------------------------------------------------------------------------------------------------------------
    124,994         50,396        102,857          7,522         67,852         41,716         27,098            421         62,666
-----------------------------------------------------------------------------------------------------------------------------------

     36,649         39,877        226,960            (48)       187,855        (99,311)         6,552             --         39,417
     (2,091)        (1,778)       (30,588)        (1,126)        24,070        (18,369)        (3,945)            --        (18,229)
     (7,681)        (3,279)       159,272          6,990        247,681       (236,031)        76,634            992         19,130
-----------------------------------------------------------------------------------------------------------------------------------

     26,877         34,820        355,644          5,816        459,606       (353,711)        79,241            992         40,318
-----------------------------------------------------------------------------------------------------------------------------------
    151,871         85,216        458,501         13,338        527,458       (311,995)       106,339          1,413        102,984
-----------------------------------------------------------------------------------------------------------------------------------
    575,442         81,107        131,302         21,925             --        311,995             --             --        213,330
-----------------------------------------------------------------------------------------------------------------------------------
$   727,313    $   166,323    $   589,803    $    35,263    $   527,458    $        --    $   106,339    $     1,413    $   316,314
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

FOR THE YEAR ENDED DECEMBER 31, 2003

===================================================================================================================================
                                                                                                                             LORD
                                                                                                                            ABBETT
                                                                        JANUS ASPEN             LAZARD RETIREMENT           SERIES
                                                                     SERIES (CONTINUED)         SERIES PORTFOLIOS           FUNDS
                                                                ==========================   =========================  ===========
                                                                               WORLDWIDE
                                                                 WORLDWIDE      GROWTH                                   AMERICA'S
                                                                 GROWTH (a)    SERVICE (c)     EQUITY      SMALL CAP      VALUE (a)
===================================================================================================================================
Investment income:
   Income dividends from investments in portfolio shares .....  $     1,083   $     2,228   $       225   $        --   $       900
Expenses:
   Mortality and expense risk fees, net ......................        2,667         3,195           985         7,504           190
-----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) .......................       (1,584)         (967)         (760)       (7,504)          710
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares .....................................       10,439       (27,500)        5,390        77,280            58
   Net realized short-term capital gain distributions from
     investments in portfolio shares .........................           --            --            --            --           655
   Net realized long-term capital gain distributions from
     investments in portfolio shares .........................           --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio
         shares ..............................................       10,439       (27,500)        5,390        77,280           713
-----------------------------------------------------------------------------------------------------------------------------------
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ......................      116,140            --         3,857        97,402         3,997
-----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from operations .....  $   124,995   $   (28,467)  $     8,487   $   167,178   $     5,420
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2003

===================================================================================================================================
                                                                                                                             LORD
                                                                                                                            ABBETT
                                                                        JANUS ASPEN             LAZARD RETIREMENT           SERIES
                                                                     SERIES (CONTINUED)         SERIES PORTFOLIOS           FUNDS
                                                                ==========================   =========================  ===========
                                                                               WORLDWIDE
                                                                 WORLDWIDE      GROWTH                                   AMERICA'S
                                                                 GROWTH (a)    SERVICE (b)     EQUITY      SMALL CAP      VALUE (a)
===================================================================================================================================
Changes from operations:
   Net investment income (expense) ...........................  $    (1,584)  $      (967)  $      (760)  $    (7,504)  $       710
   Net realized gain (loss) on investments in portfolio shares       10,439       (27,500)        5,390        77,280           713
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .........................      116,140            --         3,857        97,402         3,997
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations .      124,995       (28,467)        8,487       167,178         5,420
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .......      (33,665)       47,454         5,567        84,010        66,101
   Contract redemptions ......................................        2,349      (140,789)         (417)      (87,586)           --
   Net transfers .............................................      345,996      (198,859)      (77,056)       88,991         4,660
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from contract owners' transactions ..................      314,680      (292,194)      (71,906)       85,415        70,761
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ...............      439,675      (320,661)      (63,419)      252,593        76,181
Net assets, beginning of period ..............................           --       320,661        98,430       666,254            --
-----------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period .........................  $   439,675   $        --   $    35,011   $   918,847   $    76,181
===================================================================================================================================

a) For the period May 1, 2003 (inception date of fund) through December 31, 2003.
b)    For the period May 1, 2003 through December 22, 2003 (termination of fund).
c)    For the period January 1, 2003 through December 30, 2003 (termination of fund).


   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
    LORD
   ABBETT
   SERIES
    FUNDS                             NEUBERGER BERMAN ADVISERS                                PIMCO VARIABLE       PIONEER VARIABLE
 (CONTINUED)                         MANAGEMENT TRUST PORTFOLIOS                               INSURANCE TRUST       CONTRACTS TRUST
=============  ========================================================================   ========================= ================
                                LIMITED
  GROWTH AND                    MATURITY        MIDCAP                                       REAL          TOTAL          EQUITY
    INCOME     FASCIANO (a)       BOND          GROWTH        PARTNERS      REGENCY (a)    RETURN (a)    RETURN (a)       INCOME
===================================================================================================================================
$     4,540    $        --    $    17,083    $        --    $        --    $        --    $       126    $       704    $     1,405

      8,428             20         13,165          1,067          1,416              5            247            413            853
-----------------------------------------------------------------------------------------------------------------------------------
     (3,888)           (20)         3,918         (1,067)        (1,416)            (5)          (121)           291            552
-----------------------------------------------------------------------------------------------------------------------------------

      6,863             --          8,089            116         (5,032)            --             34           (139)         1,031

         --             --             --             --             --             --          1,030            424             --

         --             --             --             --             --             --            452            485             --
-----------------------------------------------------------------------------------------------------------------------------------
      6,863             --          8,089            116         (5,032)            --          1,516            770          1,031
-----------------------------------------------------------------------------------------------------------------------------------

    152,391            195         (3,180)        16,022          5,016            119             89           (120)        13,216
-----------------------------------------------------------------------------------------------------------------------------------
$   155,366    $       175    $     8,827    $    15,071    $    (1,432)   $       114    $     1,484    $       941    $    14,799
===================================================================================================================================

====================================================================================================================================
    LORD
   ABBETT
   SERIES
    FUNDS                             NEUBERGER BERMAN ADVISERS                                PIMCO VARIABLE       PIONEER VARIABLE
 (CONTINUED)                         MANAGEMENT TRUST PORTFOLIOS                               INSURANCE TRUST       CONTRACTS TRUST
=============  ========================================================================   ========================= ================
                                LIMITED
  GROWTH AND                    MATURITY        MIDCAP                                       REAL          TOTAL          EQUITY
    INCOME     FASCIANO (a)       BOND          GROWTH        PARTNERS      REGENCY (a)    RETURN (a)    RETURN (a)       INCOME
===================================================================================================================================
$    (3,888)   $       (20)   $     3,918    $    (1,067)   $    (1,416)   $        (5)   $      (121)   $       291    $       552
      6,863             --          8,089            116         (5,032)            --          1,516            770          1,031

    152,391            195         (3,180)        16,022          5,016            119             89           (120)        13,216
-----------------------------------------------------------------------------------------------------------------------------------
    155,366            175          8,827         15,071         (1,432)           114          1,484            941         14,799
-----------------------------------------------------------------------------------------------------------------------------------

    133,919         18,472         69,946        112,274          5,069          4,962         59,117         28,941         70,214
    (99,135)            --        (87,238)            --        (15,804)            --          1,484         (3,000)        (2,837)
     12,578             --       (237,407)        15,945        100,749             --         11,373         91,560         58,508
-----------------------------------------------------------------------------------------------------------------------------------

     47,362         18,472       (254,699)       128,219         90,014          4,962         71,974        117,501        125,885
-----------------------------------------------------------------------------------------------------------------------------------
    202,728         18,647       (245,872)       143,290         88,582          5,076         73,458        118,442        140,684
-----------------------------------------------------------------------------------------------------------------------------------
    610,969             --        586,272         42,222         11,556             --             --             --         27,432
-----------------------------------------------------------------------------------------------------------------------------------
$   813,697    $    18,647    $   340,400    $   185,512    $   100,138    $     5,076    $    73,458    $   118,442    $   168,116
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                        PIONEER
                                                                        VARIABLE                                           RYDEX
                                                                        CONTRACTS                    ROYCE                VARIABLE
                                                                    TRUST (CONTINUED)            CAPITAL FUNDS             TRUST
                                                                =========================  ============================ ===========
                                                                   EUROPE         FUND     MICRO-CAP (a)  SMALL-CAP (a)   JUNO (a)
===================================================================================================================================
Investment income:
   Income dividends from investments in portfolio shares .....  $        --   $       436   $        --   $        --   $        --
Expenses:
   Mortality and expense risk fees, net ......................           84           576         1,161           677            26
-----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) .......................          (84)         (140)       (1,161)         (677)          (26)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares .....................................          240           (32)       16,776        11,108            12
   Net realized short-term capital gain distributions from
     investments in portfolio shares .........................           --            --           419        11,018            --
   Net realized long-term capital gain distributions from
     investments in portfolio shares .........................           --            --         3,117           154            --
-----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio
         shares ..............................................          240           (32)       20,312        22,280            12
-----------------------------------------------------------------------------------------------------------------------------------
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ......................        3,802         8,794         4,453        (2,459)         (193)
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations  $     3,958   $     8,622   $    23,604   $    19,144   $      (207)
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                        PIONEER
                                                                        VARIABLE                                           RYDEX
                                                                        CONTRACTS                    ROYCE                VARIABLE
                                                                    TRUST (CONTINUED)            CAPITAL FUNDS             TRUST
                                                                =========================  ============================ ===========
                                                                   EUROPE         FUND     MICRO-CAP (a)  SMALL-CAP (a)   JUNO (a)
===================================================================================================================================
Changes from operations:
   Net investment income (expense) ...........................  $       (84)  $      (140)  $    (1,161)  $      (677)  $       (26)
   Net realized gain (loss) on investments in portfolio shares          240           (32)       20,312        22,280            12
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .........................        3,802         8,794         4,453        (2,459)         (193)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations .        3,958         8,622        23,604        19,144          (207)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .......           90        19,278        21,184        86,110            (6)
   Contract redemptions ......................................         (428)         (395)          (30)       (2,150)           --
   Net transfers .............................................       90,206        17,895       101,106        93,371         9,800
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from contract owners' transactions ..................       89,868        36,778       122,260       177,331         9,794
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ...............       93,826        45,400       145,864       196,475         9,587
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................           --        18,330            --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period .........................  $    93,826   $    63,730   $   145,864   $   196,475   $     9,587
===================================================================================================================================

a) For the period May 1, 2003 (inception date of fund) through December 31, 2003.

                                                                                                                          SELIGMAN
                                             RYDEX VARIABLE TRUST (CONTINUED)                                            PORTFOLIOS
====================================================================================================================    ============
                                                                                                             U.S.          COMMUNI-
                                                                                              U.S.        GOVERNMENT       CATIONS
                                                               SECTOR                      GOVERNMENT        MONEY           AND
  MEDIUS (a)    MEKROS (a)        NOVA           OTC        ROTATION (a)     URSA (a)       BOND (a)        MARKET       INFORMATION
====================================================================================================================================
$        --    $    10,667    $        --    $        --    $        --    $        --    $       851    $        41    $        --

        512          1,185          1,433          6,567             29            399            404          4,969          1,491
-----------------------------------------------------------------------------------------------------------------------------------
       (512)         9,482         (1,433)        (6,567)           (29)          (399)           447         (4,928)        (1,491)
-----------------------------------------------------------------------------------------------------------------------------------

      9,703         14,364         35,719         15,183            (63)        (1,712)         9,521             --         16,551

        458          6,944             --             --             --             --          1,012             --             --

        553          4,303             --             --             --             --            376             --             --
-----------------------------------------------------------------------------------------------------------------------------------
     10,714         25,611         35,719         15,183            (63)        (1,712)        10,909             --         16,551
-----------------------------------------------------------------------------------------------------------------------------------

       (894)        (5,937)        17,957         63,813             75         (6,538)            26             --         15,600
-----------------------------------------------------------------------------------------------------------------------------------
$     9,308    $    29,156    $    52,243    $    72,429    $       (17)   $    (8,649)   $    11,382    $    (4,928)   $    30,660
===================================================================================================================================

                                                                                                                          SELIGMAN
                                             RYDEX VARIABLE TRUST (CONTINUED)                                            PORTFOLIOS
====================================================================================================================    ============
                                                                                                             U.S.          COMMUNI-
                                                                                              U.S.        GOVERNMENT       CATIONS
                                                               SECTOR                      GOVERNMENT        MONEY           AND
  MEDIUS (a)    MEKROS (a)        NOVA           OTC        ROTATION (a)     URSA (a)       BOND (a)        MARKET       INFORMATION
====================================================================================================================================
$      (512)   $     9,482    $    (1,433)   $    (6,567)   $       (29)   $      (399)   $       447    $    (4,928)   $    (1,491)
     10,714         25,611         35,719         15,183            (63)        (1,712)        10,909             --         16,551

       (894)        (5,937)        17,957         63,813             75         (6,538)            26             --         15,600
-----------------------------------------------------------------------------------------------------------------------------------
      9,308         29,156         52,243         72,429            (17)        (8,649)        11,382         (4,928)        30,660
-----------------------------------------------------------------------------------------------------------------------------------

     (1,995)        83,709         14,985         26,471          2,239            619         (1,857)        98,674           (925)
   (147,578)        (3,026)       (78,541)       (79,257)            --           (118)       (40,834)       (26,196)        (3,438)
    151,938        110,465        140,229        139,260          1,355         79,271         40,159        (43,703)         9,809
-----------------------------------------------------------------------------------------------------------------------------------

      2,365        191,148         76,673         86,474          3,594         79,772         (2,532)        28,775          5,446
-----------------------------------------------------------------------------------------------------------------------------------
     11,673        220,304        128,916        158,903          3,577         71,123          8,850         23,847         36,106
-----------------------------------------------------------------------------------------------------------------------------------
         --             --        106,996        261,323             --             --             --        117,837         84,620
-----------------------------------------------------------------------------------------------------------------------------------
$    11,673    $   220,304    $   235,912    $   420,226    $     3,577    $    71,123    $     8,850    $   141,684    $   120,726
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                STRONG                        THIRD
                                                                SELIGMAN       VARIABLE                      AVENUE
                                                               PORTFOLIOS      INSURANCE                    VARIABLE        LEVCO
                                                               (CONTINUED)       FUNDS                    SERIES TRUST  SERIES TRUST
                                                               ============   ===========                 ============  ============
                                                                                               STRONG      VARIABLE
                                                                  GLOBAL         MID CAP    OPPORTUNITY     ANNUITY         LEVCO
                                                                TECHNOLOGY      GROWTH II     FUND II      TRUST (a)    EQUITY VALUE
====================================================================================================================================
Investment income:
   Income dividends from investments in portfolio shares .....  $        --   $        --   $       239   $        --   $        --
Expenses:
   Mortality and expense risk fees, net ......................          916         2,762         6,043           835           306
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .....................         (916)       (2,762)       (5,804)         (835)         (306)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares .....................................       (2,710)       15,810        61,285         3,234           873
   Net realized short-term capital gain distributions from
     investments in portfolio shares .........................           --            --            --                          --
   Net realized long-term capital gain distributions from
     investments in portfolio shares .........................           --            --            --                          --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio
         shares ..............................................       (2,710)       15,810        61,285         3,234           873
------------------------------------------------------------------------------------------------------------------------------------
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ......................       20,753        42,489        64,924         1,800        11,521
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from operations .....  $    17,127   $    55,537   $   120,405   $     4,199   $    12,088
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                STRONG                        THIRD
                                                                SELIGMAN       VARIABLE                      AVENUE
                                                               PORTFOLIOS      INSURANCE                    VARIABLE        LEVCO
                                                               (CONTINUED)       FUNDS                    SERIES TRUST  SERIES TRUST
                                                               ============   ===========                 ============  ============

                                                                                               STRONG      VARIABLE
                                                                  GLOBAL         MID CAP    OPPORTUNITY     ANNUITY         LEVCO
                                                                TECHNOLOGY      GROWTH II     FUND II      TRUST (a)    EQUITY VALUE
====================================================================================================================================
Changes from operations:
   Net investment income (expense) ...........................  $      (916)  $    (2,762)  $    (5,804)  $      (835)  $      (306)
   Net realized gain (loss) on investments in portfolio shares       (2,710)       15,810        61,285         3,234           873
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .........................       20,753        42,489        64,924         1,800        11,521
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations .       17,127        55,537       120,405         4,199        12,088
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .......       24,664        21,491        21,402        14,925           410
   Contract redemptions ......................................       (3,622)       (7,696)      (47,783)         (322)         (332)
   Net transfers .............................................       (2,937)       17,795      (127,002)       55,441       323,278
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from contract owners' transactions ..................       18,105        31,590      (153,383)       70,044       323,356
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ...............       35,232        87,127       (32,978)       74,243       335,444
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................       22,524        86,131       389,835            --           107
------------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period .........................  $    57,756   $   173,258   $   356,857   $    74,243   $   335,551
====================================================================================================================================

a) For the period May 1, 2003 (inception date of fund) through December 31, 2003.
b)    For the period January 1, 2003 through April 30, 2003 (termination of fund).
c) For the period May 1, 2003 (inception of fund) through December 22, 2003 (termination of fund).

LEVCO SERIES                                                                                              VARIABLE
    TRUST                                                                                                 INSURANCE
 (CONTINUED)                           VAN ECK WORLDWIDE INSURANCE TRUST FUNDS                              FUNDS
============   ======================================================================================    ===========
    LEVIN                                                                                   ULTRA           CHOICE
   MIDCAP        ABSOLUTE                      EMERGING         HARD           REAL        SHORT-TERM       MARKET        COMBINED
  VALUE (b)     RETURN (a)        BOND          MARKETS        ASSETS         ESTATE       INCOME (c)       NEUTRAL        TOTAL
===================================================================================================================================
$        --    $        --    $    10,256    $        50    $     1,473    $       856    $        40    $        --    $   354,508

          1             26          3,851          1,485          3,179          1,213            149          3,739        258,135
-----------------------------------------------------------------------------------------------------------------------------------
         (1)           (26)         6,405         (1,435)        (1,706)          (357)          (109)        (3,739)        96,373
-----------------------------------------------------------------------------------------------------------------------------------

         16             25         29,323         34,307         51,199         19,647             67            (50)     1,358,485

         --             --             --             --             --             --             --             --         26,127

         --             --             --             --             --             --             --             --          9,440
-----------------------------------------------------------------------------------------------------------------------------------
         16             25         29,323         34,307         51,199         19,647             67            (50)     1,394,052
-----------------------------------------------------------------------------------------------------------------------------------

        (13)            15           (341)        16,416         84,139          7,932             --         (1,590)     1,982,992
-----------------------------------------------------------------------------------------------------------------------------------
$         2    $        14    $    35,387    $    49,288    $   133,632    $    27,222    $       (42)   $    (5,379)   $ 3,473,417
===================================================================================================================================

LEVCO SERIES                                                                                              VARIABLE
    TRUST                                                                                                 INSURANCE
 (CONTINUED)                           VAN ECK WORLDWIDE INSURANCE TRUST FUNDS                              FUNDS
============   ======================================================================================    ===========
    LEVIN                                                                                   ULTRA           CHOICE
   MIDCAP        ABSOLUTE                      EMERGING         HARD           REAL        SHORT-TERM       MARKET        COMBINED
  VALUE (b)     RETURN (a)        BOND          MARKETS        ASSETS         ESTATE       INCOME (c)       NEUTRAL        TOTAL
===================================================================================================================================
$        (1)   $       (26)   $     6,405    $    (1,435)   $    (1,706)   $      (357)   $      (109)   $    (3,739)   $    96,373
         16             25         29,323         34,307         51,199         19,647             67            (50)     1,394,052

        (13)            15           (341)        16,416         84,139          7,932             --         (1,590)     1,982,992
-----------------------------------------------------------------------------------------------------------------------------------
          2             14         35,387         49,288        133,632         27,222            (42)        (5,379)     3,473,417
-----------------------------------------------------------------------------------------------------------------------------------

        107          1,635        273,869         38,123         11,865         34,701          1,515        872,896      5,302,743
         --             --         (8,738)        (3,523)          (520)        (1,068)            --        (44,124)    (3,421,828)
       (109)         6,745       (460,000)       158,057         50,258         46,458         (1,473)       (91,958)       168,401
-----------------------------------------------------------------------------------------------------------------------------------

         (2)         8,380       (194,869)       192,657         61,603         80,091             42        736,814      2,049,316
-----------------------------------------------------------------------------------------------------------------------------------
         --          8,394       (159,482)       241,945        195,235        107,313             --        731,435      5,522,733
-----------------------------------------------------------------------------------------------------------------------------------
         --             --        334,221         41,010        332,780         39,476             --             --     16,002,229
-----------------------------------------------------------------------------------------------------------------------------------
$        --    $     8,394    $   174,739    $   282,955    $   528,015    $   146,789    $        --    $   731,435    $21,524,962
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2004 AND 2003
================================================================================

(1) GENERAL

      Jefferson National Life Annuity Account I ("Account I") (formerly Conseco Variable Annuity Account I prior to its name change effective May 1, 2003) is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account I was established on August 23, 2000, and commenced operations on July 2, 2001, as a segregated investment account for individual variable annuity contracts which are registered under the Securities Act of 1933. The operations of Account I are included in the operations of Jefferson National Life Insurance Company (the "Company") (formerly Conseco Variable Insurance Company prior to its name change effective May 1, 2003 pursuant to the provisions of the Texas Insurance Code. Effective October 23, 2002, the Company was acquired from Conseco Life Insurance of Texas, a life insurance company domiciled in the state of Texas and an indirect wholly-owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company, by JNF Holding Company, Inc., a wholly-owned subsidiary of Inviva, Inc., ("Inviva") a New York based insurance holding company.

      Various lawsuits against the Company may arise in the ordinary course of the Company's business. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. The purchase agreement between Inviva and Conseco contained a provision that the Company would be indemnified by Conseco Life of Texas for all cases known as of the acquisition and for certain other matters.

      Currently, however, there are no legal proceedings to which Account I is a party or to which the assets of Account I are subject. Neither the Company nor Inviva Securities Corporation, the distributor of the Account I's contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to Account I.

      On August 9, 2004, the Company and Inviva, of which the Company is an indirect wholly-owned subsidiary, without admitting or denying any wrongdoing, settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of "market timing" arrangements involving its products. The market timing arrangements were in place when Inviva acquired the Company in October 2002 and were terminated in October 2003. Under the terms of the settlement, a $5 million pool, $1.5 million of which is characterized as a penalty, has been established for distribution to investors who have suffered losses by virtue of the market timing. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant acceptable to the SEC.

      On August 9, 2004, the Company and Inviva submitted a Stipulation of Settlement to the New York Attorney General ("NYAG") based on the same set of facts, again without admitting or denying any wrongdoing. The settlement with NYAG recognizes the payments being made in connection with the SEC settlement and did not require the Company or Inviva to make any additional payments.

      Currently,   the  following   investment  options  are  available  to  new
investors:

40|86 SERIES TRUST
   Balanced Portfolio
   Equity Portfolio
   Fixed Income Portfolio
   Focus 20 Portfolio
   Government Securities Portfolio
   High Yield Portfolio
   Money Market Portfolio
AIM VARIABLE INSURANCE FUNDS
   Basic Value Fund Series II
   Core Stock Fund Series I
   Financial Services Fund Series I
   Health Science Fund Series I
   High Yield Fund Series I
   Mid Cap Core Equity Fund Series II
   Real Estate Fund Series I
   Technology Fund Series I
THE ALGER AMERICAN FUND
   Growth Portfolio
   Leveraged AllCap Portfolio
   MidCap Growth Portfolio
   Small Capitalization Portfolio
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   Income & Growth Fund
   Inflation Protection Fund
   International Fund
   Value Fund
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
DREYFUS STOCK INDEX FUND
DREYFUS VARIABLE INVESTMENT FUND
   Disciplined Stock Portfolio
   International Value Portfolio
FEDERATED INSURANCE SERIES
   Capital Income Fund II
   High Income Bond Fund II
   International Equity Fund II
JANUS ASPEN SERIES
   Growth Portfolio
   Growth and Income Portfolio
   International Growth Portfolio
   Mid Cap Growth Portfolio
   Worldwide Growth Portfolio
LAZARD RETIREMENT SERIES, INC.
   Emerging Markets Portfolio
   Equity Portfolio
   International Equity Portfolio
   Small Cap Portfolio
LORD ABBETT SERIES FUND, INC.
   America's Value Portfolio
   Growth and Income Portfolio
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   Fasciano Portfolio
   Limited Maturity Bond Portfolio
   Midcap Growth Portfolio
   Partners Portfolio
   Regency Portfolio
   Socially Responsive Portfolio
PIMCO VARIABLE INSURANCE TRUST
   Money Market Portfolio
   Real Return Bond Portfolio
   Short Term Portfolio
   Total Return Bond Portfolio

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

DECEMBER 31, 2004 AND 2003
================================================================================

PIONEER VARIABLE CONTRACT TRUST, Class II
   Equity Income Portfolio
   Europe Portfolio
   Fund Portfolio
ROYCE CAPITAL FUND
   Micro-Cap Portfolio
   Small-Cap Portfolio
RYDEX VARIABLE TRUST
   Arktos Fund
   Banking Fund
   Basic Materials Fund
   Biotechnology Fund
   Consumer Products Fund
   Electronics Fund
   Energy Fund
   Energy Services Fund
   Financial Services Fund
   Health Care Fund
   Internet Fund
   Inverse Dynamic Dow 30 Fund
   Inverse Mid-Cap Fund
   Inverse Small Cap Fund
   Juno Fund
   Large-Cap Europe Fund
   Large-Cap Growth Fund
   Large-Cap Japan Fund
   Large-Cap Value Fund
   Leisure Fund
   Long Dynamic Dow 30 Fund
   Medius Fund
   Mekros Fund
   Mid-Cap Growth Fund
   Mid-Cap Value Fund
   Nova Fund
   OTC Fund
   Precious Metals Fund
   Real Estate Sector Fund
   Retailing Fund
   Sector Rotation Fund
   Small-Cap Growth Fund
   Small-Cap Value Fund
   Technology Fund
   Telecommunications Fund
   Titan 500 Fund
   Transportation Fund
   U.S. Government Bond Fund
   U.S. Government Money Market Fund
   Ursa Fund
   Utilities Fund
   Velocity 100 Fund
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC. (SERIES I)
   All Cap Fund
   Large Cap Growth Fund
   Strategic Bond Fund
   Total Return Bond Fund
SELIGMAN PORTFOLIOS, INC., (CLASS 2)
   Communications and Information Portfolio
   Global Technology Portfolio
STRONG OPPORTUNITY FUND II
STRONG VARIABLE INSURANCE FUNDS, INC.
   Mid Cap Growth Fund II
THIRD AVENUE VARIABLE SERIES TRUST
   Value Portfolio
VAN ECK WORLDWIDE INSURANCE TRUST
   Worldwide Absolute Return Fund
   Worldwide Bond Fund
   Worldwide Emerging Markets Fund
   Worldwide Hard Assets Fund
   Worldwide Real Estate Fund
VARIABLE INSURANCE FUNDS
   Choice VIT Market Neutral Fund

      The  preparation  of financial  statements in conformity  with  accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

      Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account I does not hold any investments which are restricted as to resale.

      Net investment income and net realized capital gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation period based on each contract's pro rata share of the assets of Account I as of the beginning of the valuation period.

FEDERAL INCOME TAXES

      No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account I are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized capital gains (losses) are retained in Account I and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

      Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (expense) and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

DECEMBER 31, 2004 AND 2003
================================================================================

(3) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

      The aggregate cost of purchases of investments in portfolio shares was $68,780,655 and $67,756,024 for the years ended December 31, 2004 and 2003, respectively. The aggregate proceeds from sales of investments in portfolio shares were $51,489,045 and $65,575,322 for the years ended December 31, 2004 and 2003, respectively.

(4) DEDUCTIONS AND EXPENSES

      Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

      The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

      The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. The Company deducts daily from Account I a fee, which is equal on an annual basis to 1.40 percent of the daily value of the total investments of Account I, for assuming the mortality and expense risks on standard contracts without the optional riders (guaranteed minimum death benefit, guaranteed minimum income benefit, and guaranteed minimum withdrawal benefit). For contracts with the guaranteed minimum death benefit rider, the fee is an additional .35 percent or .45 percent to the base rate depending on the death benefit option selected. For contracts that include both the guaranteed minimum death benefit and the guaranteed minimum income benefit, the fee is an additional .65 percent or .75 percent to the base rate depending on the death benefit option selected. The guaranteed minimum withdrawal benefit rider is an additional .35 percent or .50 percent to the base rate depending on the waiting period selected. The total fees for all contracts were $487,398 and $258,135 for the years ended December 31, 2004 and 2003, respectively.

      Pursuant to an agreement between Account I and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account I. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 7 percent based upon the number of years the contract has been held. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $30 unless the value of the contract is $50,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. The sales and administrative charges were $92,610 and $210,394 for the years ended December 31, 2004 and 2003, respectively.

(5) FINANCIAL HIGHLIGHTS

      The following table discloses total returns, investment income and expense ratios for each offered fund in Account I.

      The total return is defined as the percentage change of unit values from the beginning of the period represented to the end of the period represented. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date though the end of the reporting period.

      The investment income ratio is the ratio of income dividends to the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

      The expense ratio consists of the mortality and expense charge for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. Details begin on the following page.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

DECEMBER 31, 2004
================================================================================

                                                                  JEFFERSON NATIONAL LIFE ACCOUNT I
                                   ---------------------------------------------------------------------------------------------
                                                        STD. WITH  STANDARD  STD. WITH    NET      STANDARD  STD. WITH   INVEST-
                                    UNITS    STANDARD   ALL RIDERS CONTRACT  ALL RIDERS  ASSETS    CONTRACT  ALL RIDERS    MENT
                                   ------    CONTRACT      UNIT     EXPENSE   EXPENSE    ------      TOTAL      TOTAL     INCOME
                                   (000S)   UNIT VALUE  VALUE (a)    RATIO   RATIO (a)   (000S)     RETURN   RETURN (a)   RATIO
--------------------------------------------------------------------------------------------------------------------------------
40|86 SERIES TRUST :
   Balanced Portfolio
     December 31, 2004 ...........    66      $15.08      $11.01     1.40%     2.65%     $   938      9.35%      7.94%     2.20%
     December 31, 2003 ...........    33       13.79       13.45     1.40%     2.05%         456     21.58%     20.85%     0.87%
     December 31, 2002 ...........    23       11.35       11.13     1.40%     2.00%         259    -14.13%    -14.66%     3.61%
     December 31, 2001 ...........     3       13.21       13.04     1.40%     2.00%          34     -4.94%     -5.23%     0.71%
   Equity Portfolio
     December 31, 2004 ...........    53       19.75       11.99     1.40%     2.65%         978     19.19%     17.78%     0.45%
     December 31, 2003 ...........    26       16.57       16.16     1.40%     2.05%         426     35.27%     34.46%     0.11%
     December 31, 2002 ...........    31       12.25       12.02     1.40%     2.00%         376    -14.62%    -15.13%     0.48%
     December 31, 2001 ...........     1       14.34       14.16     1.40%     2.00%          19     -4.78%     -5.07%     0.79%
   Fixed Income Portfolio
     December 31, 2004 ...........    41       13.64       10.27     1.40%     2.65%         540      3.26%      1.99%     4.41%
     December 31, 2003 ...........    35       13.21       12.88     1.40%     2.05%         466      7.81%      7.16%     2.46%
     December 31, 2002 ...........    88       12.25       12.02     1.40%     2.00%       1,082      3.23%      2.61%     5.85%
     December 31, 2001 ...........     9       11.87       11.71     1.40%     2.00%         107      2.12%      1.82%     2.26%
   Focus 20 Portfolio
     December 31, 2004 ...........    15        3.05        9.51     1.40%     2.65%          75     -4.39%     -5.56%     0.00%
     December 31, 2003 ...........    65        3.19        3.12     1.40%     2.05%         206     51.54%     50.63%     0.00%
     December 31, 2002 ..........     31        2.10        2.07     1.40%     2.00%          66    -53.07%    -53.35%     0.00%
     December 31, 2001 ..........      9        4.48        4.44     1.40%     2.00%          37    -24.20%    -24.43%     0.00%
   Government Securities Portfolio
     December 31, 2004 ..........     41       12.65       10.03     1.40%     2.65%         487      1.04%     -0.20%     3.36%
     December 31, 2003 ..........     39       12.52       12.21     1.40%     2.05%         489     -0.05%     -0.65%     1.60%
     December 31, 2002 ..........     58       12.53       12.29     1.40%     2.00%         729      7.81%      7.17%     3.73%
     December 31, 2001 ..........      4       11.62       11.47     1.40%     2.00%          40      2.59%      2.28%     1.75%
   High Yield Portfolio
     December 31, 2004 ..........     81       14.83       10.88     1.40%     2.65%       1,163      9.12%      7.72%     6.60%
     December 31, 2003 ..........     91       13.59       13.29     1.40%     2.05%       1,240     25.61%     24.86%     7.39%
     December 31, 2002 ..........    105       10.82       10.64     1.40%     2.00%       1,138      4.00%      3.38%     8.95%
     December 31, 2001 ..........     52       10.40       10.30     1.40%     2.00%         545     -1.01%     -1.30%     4.80%
   Money Market Portfolio
     December 31, 2004 ..........    144       11.31        9.81     1.40%     2.65%       1,598     -0.53%     -1.80%     0.92%
     December 31, 2003 ..........    134       11.37       11.08     1.40%     2.05%       1,520     -0.77%     -1.36%     0.31%
     December 31, 2002 ..........    132       11.45       11.24     1.40%     2.00%       1,509     -0.16%     -0.76%     1.29%
     December 31, 2001 ..........     49       11.47       11.32     1.40%     2.00%         561      0.70%     -0.40%     0.96%

AIM VARIABLE INSURANCE FUNDS:
   Basic Value Fund
     December 31, 2004 ..........     13       14.11       11.24     1.40%     2.65%         167      9.30%      7.97%     0.00%
     December 31, 2003 ..........      2       12.91       12.86     1.40%     2.05%          26     29.13%     28.61%     0.00%
     Inception May 1, 2003 ......     --       10.00       10.00       N/A       N/A          --        N/A        N/A     0.00%
   Core Stock Fund
     December 31, 2004 ..........      4       10.74       10.45     1.40%     2.65%          44      2.78%      1.46%     1.13%
     December 31, 2003 ..........      2       10.45       10.19     1.40%     2.05%          24     20.89%     20.17%     0.22%
     December 31, 2002 ..........      4        8.64        8.48     1.40%     2.00%          36    -20.24%    -20.72%     1.81%
     December 31, 2001 ..........      1       10.84       10.70     1.40%     2.00%           5     -5.31%     -6.53%     1.25%
   Financial Services Fund
     December 31, 2004 ..........      5       11.14       11.00     1.40%     2.65%          54      7.22%      5.87%     0.53%
     December 31, 2003 ..........      4       10.39       10.23     1.40%     2.05%          44     27.78%     27.02%     0.31%
     December 31, 2002 ..........     14        8.13        8.05     1.40%     2.00%         115    -16.09%    -16.59%     0.40%
     December 31, 2001 ..........     14        9.69        9.65     1.40%     2.00%         132     -7.09%     -7.36%     0.79%
   Health Sciences Fund
     December 31, 2004 ..........     15       10.18       10.76     1.40%     2.65%         151      6.04%      4.77%     0.00%
     December 31, 2003 ..........     11        9.60        9.45     1.40%     2.05%         102     26.01%     25.25%     0.00%
     December 31, 2002 ..........     22        7.62        7.54     1.40%     2.00%         165    -25.50%    -25.95%     0.00%
     December 31, 2001 ..........     11       10.23       10.18     1.40%     2.00%         114     -1.34%     -1.74%     0.62%
   High Yield Fund
     December 31, 2004 ..........     92       10.77       10.68     1.40%     2.65%         985      8.02%      7.23%     3.99%
     Inception May 1, 2004            --        9.97        9.96       N/A       N/A          --        N/A        N/A     0.00%
   Mid Cap Core Equity Fund
     December 31, 2004 ..........     25       13.89       11.30     1.40%     2.65%         349     12.02%     10.57%     0.02%
     December 31, 2003 ..........      7       12.40       12.35     1.40%     2.05%          81     24.56%     24.04%     0.00%
     Inception May 1, 2003 ......     --        9.96        9.96       N/A       N/A          --        N/A        N/A     0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

DECEMBER 31, 2004
================================================================================

                                                                  JEFFERSON NATIONAL LIFE ACCOUNT I
                                   ---------------------------------------------------------------------------------------------
                                                        STD. WITH  STANDARD  STD. WITH    NET      STANDARD  STD. WITH   INVEST-
                                    UNITS    STANDARD   ALL RIDERS CONTRACT  ALL RIDERS  ASSETS    CONTRACT  ALL RIDERS    MENT
                                   ------    CONTRACT      UNIT     EXPENSE   EXPENSE    ------      TOTAL      TOTAL     INCOME
                                   (000S)   UNIT VALUE  VALUE (a)    RATIO   RATIO (a)   (000S)     RETURN   RETURN (a)   RATIO
--------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS: (CONTINUED)
   Real Estate Fund
     December 31, 2004 ..........     36      $19.55      $13.64     1.40%     2.65%     $   680     34.64%     32.94%     1.21%
     December 31, 2003 ..........     11       14.52       14.29     1.40%     2.05%         166     36.89%     36.08%     1.28%
     December 31, 2002 ..........      8       10.60       10.50     1.40%     2.00%          81      4.90%      4.27%     0.52%
     December 31, 2001 ..........     54       10.11       10.07     1.40%     2.00%         548     -1.46%     -1.75%     1.53%
   Technology Fund
     December 31, 2004 ..........     97        5.61       10.19     1.40%     2.65%         547      3.31%      1.90%     0.00%
     December 31, 2003 ..........    109        5.43        5.35     1.40%     2.05%         590     43.27%     42.42%     0.00%
     December 31, 2002 ..........     35        3.79        3.75     1.40%     2.00%         131    -47.59%    -47.90%     0.00%
     December 31, 2001 ..........     10        7.24        7.21     1.40%     2.00%          73    -20.42%    -20.66%     0.00%

THE ALGER AMERICAN FUND:
   Growth Portfolio
     December 31, 2004 ..........     78       12.28       10.60     1.40%     2.65%         949      3.98%      2.71%     0.00%
     December 31, 2003 ..........     37       11.81       11.52     1.40%     2.05%         431     33.28%     32.49%     0.00%
     December 31, 2002 ..........     23        8.86        8.69     1.40%     2.00%         207    -33.92%    -34.32%     0.06%
     December 31, 2001 ..........      2       13.41       13.23     1.40%     2.00%          28     -8.40%     -8.67%     0.00%
   Leveraged AllCap Portfolio
     December 31, 2004 ..........     40       14.82       10.78     1.40%     2.65%         552      6.70%      5.38%     0.00%
     December 31, 2003 ..........     37       13.89       13.54     1.40%     2.05%         513     32.85%     32.06%     0.00%
     December 31, 2002 ..........     19       10.45       10.26     1.40%     2.00%         199    -34.83%    -35.22%     0.01%
     December 31, 2001 ..........      2       16.04       15.83     1.40%     2.00%          25     -7.06%     -7.34%     0.00%
   MidCap Portfolio
     December 31, 2004 ..........     46       18.04       11.14     1.40%     2.65%         739     11.43%     10.08%     0.00%
     December 31, 2003 ..........     23       16.19       15.79     1.40%     2.05%         374     45.74%     44.87%     0.00%
     December 31, 2002 ..........     19       11.11       10.90     1.40%     2.00%         209    -30.52%    -30.94%     0.00%
     December 31, 2001 ..........      1       15.99       15.78     1.40%     2.00%          21     -3.22%     -3.51%     0.00%
   Small Capitalization Portfolio
     December 31, 2004 ..........     59        9.27       11.49     1.40%     2.65%         569     14.87%     13.54%     0.00%
     December 31, 2003 ..........     40        8.07        7.87     1.40%     2.05%         323     40.37%     39.53%     0.00%
     December 31, 2002 ..........      4        5.75        5.64     1.40%     2.00%          24    -27.25%    -27.69%     0.00%
     December 31, 2001 ..........     --        7.90        7.80     1.40%     2.00%           2     -9.90%    -10.17%     0.00%

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
   Income & Growth Fund
     December 31, 2004 ..........     70       12.63       11.45     1.40%     2.65%         873     11.38%      9.99%     1.47%
     December 31, 2003 ..........     14       11.34       11.06     1.40%     2.05%         156     27.57%     26.82%     0.43%
     December 31, 2002 ..........     25        8.89        8.72     1.40%     2.00%         221    -20.49%    -20.97%     0.20%
     December 31, 2001 ..........      1       11.18       11.03     1.40%     2.00%           7     -6.08%     -6.36%     0.00%
   Inflation Protection Fund
     December 31, 2004 ..........      6       10.55       10.46     1.40%     2.65%          63      5.08%      4.18%     2.40%
     Inception May 1, 2004 ......     --       10.04       10.04       N/A       N/A          --        N/A        N/A     0.00%
   International Fund
     December 31, 2004 ..........     41       11.25       11.53     1.40%     2.65%         461     13.41%     11.94%     0.39%
     December 31, 2003 ..........     22        9.92        9.68     1.40%     2.05%         214     22.78%     22.05%     0.19%
     December 31, 2002 ..........     17        8.08        7.93     1.40%     2.00%         133    -21.48%    -21.95%     0.05%
     December 31, 2001 ..........     --       10.29       10.16     1.40%     2.00%          --    -11.92%    -12.19%     0.00%
   Value Fund
     December 31, 2004 ..........     42       15.99       11.63     1.40%     2.65%         637     12.68%     11.29%     0.78%
     December 31, 2003 ..........     35       14.19       13.84     1.40%     2.05%         498     27.17%     26.41%     0.66%
     December 31, 2002 ..........     37       11.16       10.95     1.40%     2.00%         416    -13.84%    -14.35%     1.37%
     December 31, 2001 ..........     12       12.95       12.78     1.40%     2.00%         160      3.77%      3.46%     0.00%

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
     December 31, 2004 ..........     37        9.60       10.56     1.40%     2.65%         367      4.69%      3.43%     0.69%
     December 31, 2003 ..........     10        9.17        8.94     1.40%     2.05%          87     24.25%     23.51%     0.07%
     December 31, 2002 ..........      1        7.38        7.24     1.40%     2.00%           9    -29.94%    -30.36%     0.23%
     December 31, 2001 ..........      1       10.53       10.40     1.40%     2.00%           8    -11.32%    -11.58%     0.15%

DREYFUS STOCK INDEX FUND
     December 31, 2004 ..........    157       11.80       11.19     1.40%     2.65%       1,831      9.06%      7.80%     1.99%
     December 31, 2003 ..........    114       10.82       10.55     1.40%     2.05%       1,232     26.58%     25.82%     0.96%
     December 31, 2002 ..........    115        8.55        8.39     1.40%     2.00%         980    -23.44%    -23.90%     1.50%
     December 31, 2001 ..........     15       11.17       11.02     1.40%     2.00%         170     -7.31%     -7.58%     0.61%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

DECEMBER 31, 2004
================================================================================

                                                                  JEFFERSON NATIONAL LIFE ACCOUNT I
                                   ---------------------------------------------------------------------------------------------
                                                        STD. WITH  STANDARD  STD. WITH    NET      STANDARD  STD. WITH   INVEST-
                                    UNITS    STANDARD   ALL RIDERS CONTRACT  ALL RIDERS  ASSETS    CONTRACT  ALL RIDERS    MENT
                                   ------    CONTRACT      UNIT     EXPENSE   EXPENSE    ------      TOTAL      TOTAL     INCOME
                                   (000S)   UNIT VALUE  VALUE (a)    RATIO   RATIO (a)   (000S)     RETURN   RETURN (a)   RATIO
--------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND:
   Disciplined Stock Portfolio
     December 31, 2004 ..........     18      $ 9.50      $10.87     1.40%     2.65%     $   184      6.38%      5.02%     1.74%
     December 31, 2003 ..........      8        8.93        8.71     1.40%     2.05%          69     21.81%     21.08%     0.65%
     December 31, 2002 ..........      5        7.33        7.19     1.40%     2.00%          38    -23.69%    -24.15%     0.29%
     December 31, 2001 ..........     --        9.60        9.48     1.40%     2.00%           4     -7.78%     -8.06%     0.81%
   International Value Portfolio
     December 31, 2004 ..........     53       13.30       12.24     1.40%     2.65%         698     18.33%     16.91%     1.35%
     December 31, 2003 ..........     26       11.24       10.96     1.40%     2.05%         295     34.46%     33.66%     0.53%
     December 31, 2002 ..........      6        8.36        8.20     1.40%     2.00%          51    -13.45%    -13.97%     0.54%
     December 31, 2001 ..........     --        9.66        9.53     1.40%     2.00%           3     -7.87%     -8.15%     1.08%

FEDERATED INSURANCE SERIES:
   Capital Income Fund II
     December 31, 2004 ..........     24        8.44       11.05     1.40%     2.65%         207      8.48%      7.07%     4.01%
     December 31, 2003 ..........     13        7.78        7.59     1.40%     2.05%         103     18.99%     18.28%     4.09%
     December 31, 2002 ..........    109        6.54        6.42     1.40%     2.00%         714    -25.01%    -25.46%     2.77%
     December 31, 2001 ..........     --        8.72        8.61     1.40%     2.00%           2    -10.30%    -10.57%     0.00%
   High Income Bond Fund II
     December 31, 2004 ..........    140       11.76       10.87     1.40%     2.65%       1,640      8.89%      7.52%     3.98%
     December 31, 2003 ..........    140       10.80       10.53     1.40%     2.05%       1,505     20.52%     19.80%     6.50%
     December 31, 2002 ..........    173        8.96        8.79     1.40%     2.00%       1,545     -0.04%     -0.65%     2.09%
     December 31, 2001 ..........      9        8.96        8.85     1.40%     2.00%          84     -0.70%     -0.99%     0.00%
   International Equity Fund II
     December 31, 2004 ..........     36       12.36       11.50     1.40%     2.65%         446     12.47%     11.00%     0.00%
     December 31, 2003 ..........     15       10.99       10.71     1.40%     2.05%         165     30.02%     29.25%     0.00%
     December 31, 2002 ..........     12        8.45        8.29     1.40%     2.00%         101    -23.84%    -24.29%     0.00%
     December 31, 2001 ..........     --       11.09       10.95     1.40%     2.00%          --    -15.92%    -16.17%     0.00%

JANUS ASPEN SERIES:
   Growth Portfolio
     December 31, 2004(a)........     26       15.19       10.41     1.40%     2.65%         379      3.05%      1.76%     0.12%
     December 31, 2003(a)........     36       14.74       14.51     1.40%     2.05%         527    123.60%    121.97%     0.05%
     December 31, 2002(b)........     47        6.59        6.54     1.40%     2.00%         312    -27.74%    -28.18%     0.00%
     December 31, 2001(b)........      6        9.12        9.10     1.40%     2.00%          57    -31.87%    -31.35%     0.00%
   Growth and Income Portfolio
     December 31, 2004 ..........     21       13.54       11.28     1.40%     2.65%         276     10.35%      8.99%     0.83%
     December 31, 2003 ..........      9       12.27       12.21     1.40%     2.05%         106     17.26%     16.83%     0.78%
     Inception March 21, 2003 ...     --       10.23       10.45       N/A       N/A          --        N/A        N/A     0.00%
   International Growth Portfolio
     December 31, 2004 ..........      5       16.93       12.00     1.40%     2.65%          62     17.24%     15.83%     0.69%
     December 31, 2003 ..........     --       14.44       14.37     1.40%     2.05%           1     35.86%     35.31%     0.37%
     Inception March 21, 2003 ...     --       10.14       10.62       N/A       N/A          --        N/A        N/A     0.00%
   Mid Cap Growth Portfolio
     December 31, 2004 ..........     42       12.94       11.95     1.40%     2.65%         545     19.04%     17.50%     0.00%
     December 31, 2003 ..........     29       10.87       10.60     1.40%     2.05%         316     33.23%     32.43%     0.00%
     December 31, 2002 ..........     26        8.16        8.00     1.40%     2.00%         213    -28.94%    -29.36%     0.00%
     December 31, 2001 ..........      1       11.48       11.33     1.40%     2.00%          13    -17.64%    -17.88%     0.00%
   Worldwide Growth Portfolio
     December 31, 2004(a)........     23       11.34       10.58     1.40%     2.65%         256      3.09%      2.03%     0.96%
     December 31, 2003(a)........     40       11.00       10.75     1.40%     2.05%         439     58.02%     55.81%     0.10%
     December 31, 2002(b)........     46        6.96        6.90     1.40%     2.00%         321    -26.74%    -27.18%     0.77%
     December 31, 2001(b)........      1        9.50        9.48     1.40%     2.00%          12    -31.46%    -30.93%     0.13%

LAZARD RETIREMENT SERIES, INC.:
   Emerging Markets Portfolio
     December 31, 2004 ..........      3       12.65       12.55     1.40%     2.65%          42     28.82%     27.93%     0.03%
     Inception May 1, 2004 ......     --        9.82        9.81       N/A       N/A          --        N/A        N/A     0.00%
   Equity Portfolio
     December 31, 2004 ..........      2       11.69       11.26     1.40%     2.65%          18     10.28%      8.90%     0.41%
     December 31, 2003 ..........      3       10.60       10.34     1.40%     2.05%          35     22.29%     21.56%     0.25%
     December 31, 2002 ..........     11        8.67        8.51     1.40%     2.00%          98    -17.42%    -17.91%     0.07%
     December 31, 2001 ..........      2       10.50       10.36     1.40%     2.00%          17     -9.09%     -9.37%     0.82%
   International Equity Portfolio
     December 31, 2004 ..........      2       11.29       11.20     1.40%     2.65%          20     13.70%     12.79%     0.00%
     Inception May 1, 2004 ......     --        9.93        9.93       N/A       N/A          --        N/A        N/A     0.00%

a) institutional class
b) service class

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

DECEMBER 31, 2004
================================================================================

                                                                  JEFFERSON NATIONAL LIFE ACCOUNT I
                                   ---------------------------------------------------------------------------------------------
                                                        STD. WITH  STANDARD  STD. WITH    NET      STANDARD  STD. WITH   INVEST-
                                    UNITS    STANDARD   ALL RIDERS CONTRACT  ALL RIDERS  ASSETS    CONTRACT  ALL RIDERS    MENT
                                   ------    CONTRACT      UNIT     EXPENSE   EXPENSE    ------      TOTAL      TOTAL     INCOME
                                   (000S)   UNIT VALUE  VALUE (a)    RATIO   RATIO (a)   (000S)     RETURN   RETURN (a)   RATIO
--------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.: (CONTINUED)
   Small Cap Portfolio
     December 31, 2004 ..........     59      $16.77      $11.43     1.40%     2.65%     $   964     13.23%     11.84%     0.00%
     December 31, 2003 ..........     62       14.81       14.44     1.40%     2.05%         919     35.32%     34.51%     0.00%
     December 31, 2002 ..........     61       10.94       10.73     1.40%     2.00%         666    -18.82%    -19.31%     0.00%
     December 31, 2001 ..........     53       13.48       13.30     1.40%     2.00%         717      6.64%      6.32%    16.82%

LORD ABBETT SERIES FUND, INC.:
   America's Value Portfolio
     December 31, 2004 ..........     38       14.03       11.79     1.40%     2.65%         532     14.81%     13.47%     2.86%
     December 31, 2003 ..........      6       12.22       12.17     1.40%     2.05%          76     22.16%     21.66%     0.48%
     Inception May 1, 2003 ......     --       10.00       10.00        NA        NA          --        N/A        N/A     0.00%
   Growth and Income Portfolio
     December 31, 2004 ..........    101       15.16       11.46     1.40%     2.65%       1,495     11.06%      9.67%     1.03%
     December 31, 2003 ..........     60       13.65       13.31     1.40%     2.05%         813     29.19%     28.42%     0.44%
     December 31, 2002 ..........     58       10.56       10.37     1.40%     2.00%         611    -19.17%    -19.66%     0.88%
     December 31, 2001 ..........      3       13.07       12.90     1.40%     2.00%          33     -4.01%     -4.30%     0.56%

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Fasciano Portfolio
     December 31, 2004 ..........      8       13.83       11.09     1.40%     2.65%         103     10.29%      8.94%     0.00%
     December 31, 2003 ..........      1       12.54       12.49     1.40%     2.05%          19     24.90%     24.41%     0.00%
     Inception May 1, 2003 ......     --       10.04       10.04        NA        NA          --        N/A        N/A     0.00%
   Limited Maturity Bond Portfolio
     December 31, 2004 ..........     44       12.05        9.83     1.40%     2.65%         498     -0.66%     -1.90%     3.92%
     December 31, 2003 ..........     28       12.13       11.83     1.40%     2.05%         341      1.00%      0.40%     1.34%
     December 31, 2002 ..........     49       12.00       11.78     1.40%     2.00%         586      3.87%      3.25%     2.70%
     December 31, 2001 ..........     48       11.56       11.41     1.40%     2.00%         557      3.05%      2.75%     0.00%
   Midcap Growth Portfolio
     December 31, 2004 ..........     46        8.69       11.45     1.40%     2.65%         412     14.64%     13.25%     0.00%
     December 31, 2003 ..........     25        7.58        7.46     1.40%     2.05%         186     26.29%     25.54%     0.00%
     December 31, 2002 ..........      7        6.00        5.94     1.40%     2.00%          42    -30.32%    -30.74%     0.00%
     December 31, 2001 ..........     10        8.61        8.58     1.40%     2.00%          82    -12.93%    -13.19%     0.00%
   Partners Portfolio
     December 31, 2004 ..........     28       11.84       11.94     1.40%     2.65%         324     17.34%     15.92%     0.02%
     December 31, 2003 ..........     10       10.09        9.84     1.40%     2.05%         100     33.21%     32.42%     0.00%
     December 31, 2002 ..........      2        7.58        7.43     1.40%     2.00%          12    -25.20%    -25.65%     0.26%
     December 31, 2001 ..........     --       10.13       10.00     1.40%     2.00%          --     -3.51%     -3.80%     0.00%
   Regency Portfolio
     December 31, 2004 ..........     19       15.72       12.21     1.40%     2.65%         280     20.64%     19.24%     0.02%
     December 31, 2003 ..........     --       13.03       12.98     1.40%     2.05%           5     30.19%     29.68%     0.00%
     Inception May 1, 2003 ......     --       10.01       10.01       N/A       N/A          --        N/A        N/A     0.00%
   Socially Responsive Portfolio
     December 31, 2004 ..........     --       11.29       11.20     1.40%     2.65%          --     12.79%     11.89%     0.00%
     Inception May 1, 2004 ......     --       10.01       10.01       N/A       N/A          --        N/A        N/A     0.00%

PIMCO VARIABLE INSURANCE TRUST:
   Money Market Portfolio
     December 31, 2004 ..........     11        9.98        9.89     1.40%     2.65%         113     -0.20%     -1.10%     0.93%
     Inception May 1, 2004 ......     --       10.00       10.00       N/A       N/A          --        N/A        N/A     0.00%
   Real Return Portfolio
     December 31, 2004 ..........     51       11.29       10.66     1.40%     2.65%         570      7.32%      6.07%     1.11%
     December 31, 2003 ..........      7       10.52       10.47     1.40%     2.05%          74      4.79%      4.43%     0.30%
     Inception May 1, 2003 ......     --       10.04       10.03       N/A       N/A          --        N/A        N/A     0.00%
   Short-Term Portfolio
     December 31, 2004 ..........      2       10.01        9.93     1.40%     2.65%          24     -0.10%     -0.70%     1.02%
     Inception May 1, 2004 ......     --       10.00       10.00       N/A       N/A          --        N/A        N/A     0.00%
   Total Return Portfolio
     December 31, 2004 ..........     53       10.46       10.30     1.40%     2.65%         557      3.46%      2.18%     1.95%
     December 31, 2003 ..........     12       10.11       10.07     1.40%     2.05%         119      1.02%      0.71%     0.63%
     Inception May 1, 2003 ......     --       10.01       10.00       N/A       N/A          --        N/A        N/A     0.00%

PIONEER VARIABLE CONTRACTS TRUST
   Equity Income Portfolio
     December 31, 2004 ..........     35       10.46       11.77     1.40%     2.65%         371     14.44%     13.06%     2.16%
     December 31, 2003 ..........     18        9.14        8.97     1.40%     2.05%         168     20.57%     19.85%     1.15%
     December 31, 2002 ..........      4        7.58        7.49     1.40%     2.00%          27    -17.22%    -17.71%     2.39%
     December 31, 2001 ..........      2        9.16        9.10     1.40%     2.00%          22     -4.58%     -4.86%     0.45%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

DECEMBER 31, 2004
================================================================================

                                                                  JEFFERSON NATIONAL LIFE ACCOUNT I
                                   ---------------------------------------------------------------------------------------------
                                                        STD. WITH  STANDARD  STD. WITH    NET      STANDARD  STD. WITH   INVEST-
                                    UNITS    STANDARD   ALL RIDERS CONTRACT  ALL RIDERS  ASSETS    CONTRACT  ALL RIDERS    MENT
                                   ------    CONTRACT      UNIT     EXPENSE   EXPENSE    ------      TOTAL      TOTAL     INCOME
                                   (000S)   UNIT VALUE  VALUE (a)    RATIO   RATIO (a)   (000S)     RETURN   RETURN (a)   RATIO
--------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)
   Europe Portfolio
     December 31, 2004 ..........      3      $ 9.15      $12.11     1.40%     2.65%     $    28     16.56%     15.00%     0.07%
     December 31, 2003 ..........     12        7.85        7.71     1.40%     2.05%          94     31.08%     30.29%     0.00%
     December 31, 2002 ..........     --        5.99        5.92     1.40%     2.00%          --    -20.19%    -20.66%     0.00%
     December 31, 2001 ..........     --        7.51        7.46     1.40%     2.00%          --     -6.56%     -6.84%     0.00%
   Fund Portfolio
     December 31, 2004 ..........     67        9.29       11.15     1.40%     2.65%         626      9.29%      8.04%     1.21%
     December 31, 2003 ..........      8        8.50        8.34     1.40%     2.05%          64     21.72%     21.00%     0.64%
     December 31, 2002 ..........      3        6.98        6.90     1.40%     2.00%          18    -20.38%    -20.85%     0.86%
     December 31, 2001 ..........      4        8.77        8.71     1.40%     2.00%          35     -7.15%     -7.42%     0.23%

ROYCE CAPITAL FUND:
   Micro-Cap Fund
     December 31, 2004 ..........     37       16.57       11.27     1.40%     2.65%         550     12.26%     10.82%     0.00%
     December 31, 2003 ..........     10       14.76       14.70     1.40%     2.05%         146     46.81%     46.26%     0.00%
     Inception May 1, 2003 ......     --       10.05       10.05       N/A       N/A          --        N/A        N/A     0.00%
   Small-Cap Fund
     December 31, 2004 ..........     71       17.16       12.37     1.40%     2.65%       1,178     23.19%     21.63%     0.00%
     December 31, 2003 ..........     14       13.93       13.87     1.40%     2.05%         197     39.54%     39.01%     0.00%
     Inception May 1, 2003 ......     --        9.98        9.98       N/A       N/A          --        N/A        N/A     0.00%

RYDEX VARIABLE TRUST:
   Arktos Fund
     December 31, 2004 ..........      1        8.63        8.56     1.40%     2.65%          12    -14.64%    -15.33%     0.00%
     Inception May 1, 2004 ......     --       10.11       10.11       N/A       N/A          --        N/A        N/A     0.00%
   Banking Fund
     December 31, 2004 ..........     --       11.58       11.48     1.40%     2.65%           1     14.65%     13.78%     1.65%
     Inception May 1, 2004 ......     --       10.10       10.09       N/A       N/A          --        N/A        N/A     0.00%
   Basic Materials Fund
     December 31, 2004 ..........      4       12.37       12.26     1.40%     2.65%          55     24.07%     22.97%     0.17%
     Inception May 1, 2004 ......     --        9.97        9.97       N/A       N/A          --        N/A        N/A     0.00%
   Biotechnology Fund
     December 31, 2004 ..........      2        9.25        9.17     1.40%     2.65%          19     -5.61%     -6.33%     0.00%
     Inception May 1, 2004 ......     --        9.80        9.79       N/A       N/A          --        N/A        N/A     0.00%
   Consumer Products Fund
     December 31, 2004 ..........     --       10.40       10.32     1.40%     2.65%           3      2.97%      2.28%     0.02%
     Inception May 1, 2004 ......     --       10.10       10.09       N/A       N/A          --        N/A        N/A     0.00%
   Electronics Fund
     December 31, 2004 ..........      2        9.10        9.02     1.40%     2.65%          18     -6.57%     -7.39%     0.00%
     Inception May 1, 2004 ......     --        9.74        9.74       N/A       N/A          --        N/A        N/A     0.00%
   Energy Fund
     December 31, 2004 ..........     39       12.10       11.99     1.40%     2.65%         471     18.40%     17.32%     0.01%
     Inception May 1, 2004 ......     --       10.22       10.22       N/A       N/A          --        N/A        N/A     0.00%
   Energy Services Fund
     December 31, 2004 ..........     37       12.09       11.98     1.40%     2.65%         447     18.88%     17.80%     0.00%
     Inception May 1, 2004 ......     --       10.17       10.17       N/A       N/A          --        N/A        N/A     0.00%
   Financial Services Fund
     December 31, 2004 ..........      2       11.47       11.37     1.40%     2.65%          26     14.13%     13.13%     0.97%
     Inception May 1, 2004 ......     --       10.05       10.05       N/A       N/A          --        N/A        N/A     0.00%
   Health Care Fund
     December 31, 2004 ..........      1       10.06        9.97     1.40%     2.65%           9     -0.10%     -0.89%     0.00%
     Inception May 1, 2004 ......     --       10.07       10.06       N/A       N/A          --        N/A        N/A     0.00%
   Internet Fund
     December 31, 2004 ..........      2       11.19       11.10     1.40%     2.65%          21     14.30%     13.38%     0.00%
     Inception May 1, 2004 ......     --        9.79        9.79       N/A       N/A          --        N/A        N/A     0.00%
   Inverse Dynamic Dow 30 Fund
     December 31, 2004 ..........     --        8.71        8.67     1.40%     2.65%           1    -13.59%    -13.99%     0.00%
     Inception July 15, 2004 ....     --       10.08       10.08       N/A       N/A          --        N/A        N/A     0.00%
   Inverse Mid-Cap Fund
     December 31, 2004 ..........     --        8.74        8.70     1.40%     2.65%          --    -12.07%    -12.47%     0.00%
     Inception July 15, 2004 ....     --        9.94        9.94       N/A       N/A          --        N/A        N/A     0.00%
   Inverse Small-Cap Fund
     December 31, 2004 ..........     --        8.46        8.41     1.40%     2.65%          --    -15.06%    -15.56%     0.00%
     Inception July 15, 2004 ....     --        9.96        9.96       N/A       N/A          --        N/A        N/A     0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

DECEMBER 31, 2004
================================================================================

                                                                  JEFFERSON NATIONAL LIFE ACCOUNT I
                                   ---------------------------------------------------------------------------------------------
                                                        STD. WITH  STANDARD  STD. WITH    NET      STANDARD  STD. WITH   INVEST-
                                    UNITS    STANDARD   ALL RIDERS CONTRACT  ALL RIDERS  ASSETS    CONTRACT  ALL RIDERS    MENT
                                   ------    CONTRACT      UNIT     EXPENSE   EXPENSE    ------      TOTAL      TOTAL     INCOME
                                   (000S)   UNIT VALUE  VALUE (a)    RATIO   RATIO (a)   (000S)     RETURN   RETURN (a)   RATIO
--------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (CONTINUED)
   Juno Fund
     December 31, 2004 ..........      8      $ 8.66      $ 8.49     1.40%     2.65%     $    65    -11.99%    -13.01%     0.00%
     December 31, 2003 ..........      1        9.84        9.80     1.40%     2.05%          10     -1.64%     -2.04%     0.00%
     Inception May 1, 2003 ......     --       10.00       10.00       N/A       N/A          --        N/A        N/A     0.00%
   Large-Cap Europe Fund
     December 31, 2004 ..........     --       12.04       11.94     1.40%     2.65%           1     19.09%     18.10%    14.50%
     Inception May 1, 2004 ......     --       10.11       10.11       N/A       N/A          --        N/A        N/A     0.00%
   Large-Cap Growth Fund
     December 31, 2004 ..........     --       10.49       10.43     1.40%     2.65%           2      5.32%      4.72%     2.01%
     Inception July 15, 2004 ....     --        9.96        9.96       N/A       N/A          --        N/A        N/A     0.00%
   Large-Cap Japan Fund
     December 31, 2004 ..........      2       10.32       10.23     1.40%     2.65%          26      4.56%      3.65%     0.00%
     Inception May 1, 2004 ......     --        9.87        9.87       N/A       N/A          --        N/A        N/A     0.00%
   Large-Cap Value Fund
     December 31, 2004 ..........     --       11.17       11.11     1.40%     2.65%          --     12.15%     11.55%     0.00%
     Inception July 15, 2004 ....     --        9.96        9.96       N/A       N/A          --        N/A        N/A     0.00%
   Leisure Fund
     December 31, 2004 ..........      1       11.51       11.41     1.40%     2.65%           5     14.87%     13.87%     0.00%
     Inception May 1, 2004 ......     --       10.02       10.02       N/A       N/A          --        N/A        N/A     0.00%
   Long Dynamic Dow 30 Fund
     December 31, 2004 ..........      1       11.04       10.98     1.40%     2.65%           5     11.29%     10.69%     8.31%
     Inception July 15, 2004 ....     --        9.92        9.92       N/A       N/A          --        N/A        N/A     0.00%
   Medius Fund
     December 31, 2004 ..........     32       17.86       12.13     1.40%     2.65%         550     20.43%     18.92%     0.00%
     December 31, 2003 ..........      1       14.83       14.77     1.40%     2.05%          12     48.26%     47.66%     0.00%
     Inception May 1, 2003 ......     --       10.00       10.00       N/A       N/A          --        N/A        N/A     0.00%
   Mekros Fund
     December 31, 2004 ..........     47       19.53       12.60     1.40%     2.65%         770     23.45%     21.86%     0.00%
     December 31, 2003 ..........     14       15.82       15.76     1.40%     2.05%         220     57.96%     57.39%     6.15%
     Inception May 1, 2003 ......     --       10.01       10.01       N/A       N/A          --        N/A        N/A     0.00%
   Mid-Cap Growth Fund
     December 31, 2004 ..........     --       11.06       11.00     1.40%     2.65%           1      9.94%      9.34%     0.00%
     Inception July 15, 2004 ....     --       10.06       10.06       N/A       N/A          --        N/A        N/A     0.00%
   Mid-Cap Value Fund
     December 31, 2004 ..........     --       11.32       11.26     1.40%     2.65%           4     12.75%     12.15%     0.03%
     Inception July 15, 2004 ....     --       10.04       10.04       N/A       N/A          --        N/A        N/A     0.00%
   Nova Fund
     December 31, 2004 ..........     16       11.21       11.74     1.40%     2.65%         178     13.00%     11.60%     0.04%
     December 31, 2003 ..........     24        9.92        9.71     1.40%     2.05%         236     37.26%     36.45%     0.00%
     December 31, 2002 ..........     15        7.23        7.11     1.40%     2.00%         107    -36.62%    -37.00%    11.46%
     December 31, 2001 ..........     21       11.41       11.29     1.40%     2.00%         240    -13.60%    -13.86%     0.00%
   OTC Fund
     December 31, 2004 ..........     55       14.08       10.87     1.40%     2.65%         762      7.81%      6.46%     0.00%
     December 31, 2003 ..........     32       13.06       12.77     1.40%     2.05%         420     43.40%     42.55%     0.00%
     December 31, 2002 ..........     29        9.10        8.96     1.40%     2.00%         261    -39.71%    -40.07%     0.00%
     December 31, 2001 ..........     12       15.10       14.95     1.40%     2.00%         186    -15.98%    -16.23%     0.00%
   Precious Metals Fund
     December 31, 2004 ..........      2       11.46       11.36     1.40%     2.65%          24     14.60%     13.60%     0.00%
     Inception May 1, 2004 ......     --       10.00       10.00       N/A       N/A          --        N/A        N/A     0.00%
   Real Estate Fund
     December 31, 2004 ..........     32       13.37       13.26     1.40%     2.65%         423     32.51%     31.42%     0.87%
     Inception May 1, 2004 ......     --       10.09       10.09       N/A       N/A          --        N/A        N/A     0.00%
   Retailing Fund
     December 31, 2004 ..........     --       10.66       10.58     1.40%     2.65%          --      6.71%      5.91%     0.00%
     Inception May 1, 2004 ......     --        9.99        9.99       N/A       N/A          --        N/A        N/A     0.00%
   Sector Rotation Fund
     December 31, 2004 ..........      5       13.64       10.99     1.40%     2.65%          56      9.12%      7.85%     0.00%
     December 31, 2003 ..........     --       12.50       12.45     1.40%     2.05%           4     24.67%     24.23%     0.00%
     Inception May 1, 2003 ......     --       10.02       10.02       N/A       N/A          --        N/A        N/A     0.00%
   Small-Cap Growth Fund
     December 31, 2004 ..........      5       11.53       11.47     1.40%     2.65%          52     14.61%     14.02%     0.00%
     Inception July 15, 2004 ....     --       10.06       10.06       N/A       N/A          --        N/A        N/A     0.00%
   Small-Cap Value Fund
     December 31, 2004 ..........     34       11.50       11.44     1.40%     2.65%         389     14.54%     13.94%     0.10%
     Inception July 15, 2004 ....     --       10.04       10.04       N/A       N/A          --        N/A        N/A     0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

DECEMBER 31, 2004
================================================================================

                                                                  JEFFERSON NATIONAL LIFE ACCOUNT I
                                   ---------------------------------------------------------------------------------------------
                                                        STD. WITH  STANDARD  STD. WITH    NET      STANDARD  STD. WITH   INVEST-
                                    UNITS    STANDARD   ALL RIDERS CONTRACT  ALL RIDERS  ASSETS    CONTRACT  ALL RIDERS    MENT
                                   ------    CONTRACT      UNIT     EXPENSE   EXPENSE    ------      TOTAL      TOTAL     INCOME
                                   (000S)   UNIT VALUE  VALUE (a)    RATIO   RATIO (a)   (000S)     RETURN   RETURN (a)   RATIO
--------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (CONTINUED)
   Technology Fund
     December 31, 2004 ..........     --      $10.46      $10.38     1.40%     2.65%     $    --      6.30%      5.49%     0.00%
     Inception May 1, 2004 ......     --        9.84        9.84       N/A       N/A          --        N/A        N/A     0.00%
   Telecommunications Fund
     December 31, 2004 ..........      2       10.83       10.74     1.40%     2.65%          18      9.50%      8.59%     0.00%
     Inception May 1, 2004 ......     --        9.89        9.89       N/A       N/A          --        N/A        N/A     0.00%
   Titan 500 Fund
     December 31, 2004 ..........     --       11.56       11.46     1.40%     2.65%           1     15.02%     14.03%     0.00%
     Inception May 1, 2004 ......     --       10.05       10.05       N/A       N/A          --        N/A        N/A     0.00%
   Transportation Fund
     December 31, 2004 ..........      6       12.56       12.46     1.40%     2.65%          74     25.35%     24.35%     0.00%
     Inception May 1, 2004 ......     --       10.02       10.02       N/A       N/A          --        N/A        N/A     0.00%
   U.S. Government Bond Fund
     December 31, 2004 ..........      7       10.34       10.75     1.40%     2.65%          72      6.93%      5.60%     3.27%
     December 31, 2003 ..........      1        9.67        9.63     1.40%     2.05%           9     -3.18%      3.62%     1.09%
     Inception May 1, 2003 ......     --        9.99        9.99       N/A       N/A          --        N/A        N/A     0.00%
   U.S. Government Money Market Fund
     December 31, 2004 ..........    206        9.70        9.74     1.40%     2.65%       1,992     -1.12%     -2.40%     0.25%
     December 31, 2003 ..........     14        9.81        9.65     1.40%     2.05%         142     -1.38%     -1.96%     0.00%
     December 31, 2002 ..........     12        9.95        9.85     1.40%     2.00%         118     -0.93%     -1.52%     0.40%
     December 31, 2001 ..........     15       10.04       10.00     1.40%     2.00%         149     -0.15%     -0.15%     0.13%
   Ursa Fund
     December 31, 2004 ..........      9        7.10        8.41     1.40%     2.65%          66    -11.47%    -12.49%     0.00%
     December 31, 2003 ..........      9        8.02        7.99     1.40%     2.05%          71    -19.69%    -20.05%     0.00%
     Inception May 1, 2003 ......     --        9.99        9.99       N/A       N/A          --        N/A        N/A     0.00%
   Utilities Fund
     December 31, 2004 ..........     15       11.53       11.43     1.40%     2.65%         178     14.61%     13.62%     1.85%
     Inception May 1, 2004 ......     --       10.06       10.06       N/A       N/A          --        N/A        N/A     0.00%
   Velocity 100 Fund
     December 31, 2004 ..........     35       12.11       12.01     1.40%     2.65%         418     23.95%     22.93%     0.47%
     Inception May 1, 2004 ......     --        9.77        9.77       N/A       N/A          --        N/A        N/A     0.00%

SALOMON BROTHERS VARIABLE SERIES FUND INC:
   All Cap Fund
     December 31, 2004 ..........      3       10.70       10.61     1.40%     2.65%          28      6.26%      5.36%     2.61%
     Inception May 1, 2004 ......     --       10.07       10.07       N/A       N/A          --        N/A        N/A     0.00%
   Large Cap Growth Fund
     December 31, 2004 ..........      1        9.92        9.84     1.40%     2.65%           8      0.10%     -0.71%     0.29%
     Inception May 1, 2004 ......     --        9.91        9.91       N/A       N/A          --        N/A        N/A     0.00%
   Strategic Bond Fund
     December 31, 2004 ..........     10       10.61       10.52     1.40%     2.65%         105      6.10%      5.20%    16.37%
     Inception May 1, 2004 ......     --       10.00       10.00       N/A       N/A          --        N/A        N/A     0.00%
   Total Return Fund
     December 31, 2004 ..........     --       10.59       10.51    1.40%      2.65%          --      5.69%      4.89%     0.68%
     Inception May 1, 2004 ......     --       10.02       10.02       N/A       N/A          --        N/A        N/A     0.00%

SELIGMAN PORTFOLIOS, INC.:
   Communications and Information Portfolio
     December 31, 2004 ..........     46        5.61       10.96     1.40%     2.65%         259      9.36%      7.87%     0.00%
     December 31, 2003 ..........     24        5.13        5.02     1.40%     2.05%         121     42.06%     41.21%     0.00%
     December 31, 2002 ..........     24        3.61        3.55     1.40%     2.00%          85    -37.12%    -37.50%     0.00%
     December 31, 2001 ..........     11        5.74        5.68     1.40%     2.00%          62     -6.86%     -7.14%     0.00%
   Global Technology Portfolio
     December 31, 2004 ..........     12        4.77       10.13     1.40%     2.65%          70      2.36%      1.10%     0.00%
     December 31, 2003 ..........     12        4.66        4.56     1.40%     2.05%          58     34.17%     33.37%     0.00%
     December 31, 2002 ..........      7        3.47        3.42     1.40%     2.00%          23    -32.74%    -33.14%     0.00%
     December 31, 2001 ..........     16        5.16        5.11     1.40%     2.00%          83    -11.55%    -11.81%     0.50%

STRONG VARIABLE INSURANCE FUNDS, INC.:
   Mid Cap Growth Fund II
     December 31, 2004 ..........     10       12.85       11.58     1.40%     2.65%         131     17.46%     16.03%     0.00%
     December 31, 2003 ..........     16       10.94       10.66     1.40%     2.05%         173     32.35%     31.56%     0.00%
     December 31, 2002 ..........     10        8.26        8.10     1.40%     2.00%          86    -38.45%    -38.83%     0.00%
     December 31, 2001 ..........      8       13.42       13.25     1.40%     2.00%         100    -18.75%    -19.00%     0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

DECEMBER 31, 2004
================================================================================

                                                                  JEFFERSON NATIONAL LIFE ACCOUNT I
                                   ---------------------------------------------------------------------------------------------
                                                        STD. WITH  STANDARD  STD. WITH    NET      STANDARD  STD. WITH   INVEST-
                                    UNITS    STANDARD   ALL RIDERS CONTRACT  ALL RIDERS  ASSETS    CONTRACT  ALL RIDERS    MENT
                                   ------    CONTRACT      UNIT     EXPENSE   EXPENSE    ------      TOTAL      TOTAL     INCOME
                                   (000S)   UNIT VALUE  VALUE (a)    RATIO   RATIO (a)   (000S)     RETURN   RETURN (a)   RATIO
--------------------------------------------------------------------------------------------------------------------------------
STRONG OPPORTUNITY FUND II, INC.
     December 31, 2004 ..........     50      $16.43      $11.83     1.40%     2.65%     $   783     16.61%     15.19%     0.00%
     December 31, 2003 ..........     25       14.09       13.74     1.40%     2.05%         357     35.10%     34.30%     0.04%
     December 31, 2002 ..........     37       10.43       10.23     1.40%     2.00%         390    -27.84%    -28.27%     0.53%
     December 31, 2001 ..........      3       14.45       14.27     1.40%     2.00%          47     -4.61%     -4.90%     5.03%

THIRD AVENUE VARIABLE SERIES TRUST:
   Value Portfolio
     December 31, 2004 ..........     24       16.25       11.95     1.40%     2.65%         332     18.27%     16.70%     0.68%
     December 31, 2003 ..........      6       13.74       13.69     1.40%     2.05%          74     37.45%     36.89%     0.00%
     Inception May 1, 2003 ......     --       10.00       10.00       N/A       N/A          --        N/A        N/A     0.00%

VAN ECK WORLDWIDE INSURANCE TRUST:
   Worldwide Absolute Return Fund
     December 31, 2004 ..........     12        9.76        9.65     1.40%     2.65%         115     -1.71%     -2.92%     0.00%
     December 31, 2003 ..........      1        9.93        9.89     1.40%     2.05%           8     -0.74%     -1.14%     0.00%
     Inception May 1, 2003 ......     --       10.00       10.00       N/A       N/A          --        N/A        N/A     0.00%
   Worldwide Bond Fund
     December 31, 2004 ..........     20       14.16       10.95     1.40%     2.65%         271      7.68%      6.31%     6.09%
     December 31, 2003 ..........     13       13.15       12.83     1.40%     2.05%         175     16.52%     15.82%     3.29%
     December 31, 2002 ..........     30       11.28       11.07     1.40%     2.00%         334     19.97%     19.25%     0.00%
     December 31, 2001 ..........      1        9.41        9.29     1.40%     2.00%           7      1.57%      1.27%     0.00%
   Worldwide Emerging Markets Fund
     December 31, 2004 ..........     82       13.34       12.95     1.40%     2.65%       1,088     24.09%     22.63%     0.39%
     December 31, 2003 ..........     27       10.75       10.48     1.40%     2.05%         283     52.05%     51.14%     0.00%
     December 31, 2002 ..........      6        7.07        6.93     1.40%     2.00%          41     -4.25%     -4.83%     0.09%
     December 31, 2001 ..........     --        7.38        7.29     1.40%     2.00%           1     -2.14%     -2.43%     0.00%
   Worldwide Hard Assets Fund
     December 31, 2004 ..........     26       13.69       12.72     1.40%     2.65%         345     22.23%     20.80%     0.21%
     December 31, 2003 ..........     47       11.20       10.92     1.40%     2.05%         528     43.06%     42.21%     0.48%
     December 31, 2002 ..........     43        7.83        7.68     1.40%     2.00%         333     -4.20%     -4.77%     0.05%
     December 31, 2001 ..........      1        8.17        8.06     1.40%     2.00%           7     -7.37%     -7.65%     0.00%
   Worldwide Real Estate Fund
     December 31, 2004 ..........     32       17.03       13.69     1.40%     2.65%         543     34.31%     32.66%     0.91%
     December 31, 2003 ..........     12       12.68       12.37     1.40%     2.05%         147     32.63%     31.84%     0.52%
     December 31, 2002 ..........      4        9.56        9.38     1.40%     2.00%          40     -5.81%     -6.38%     0.30%
     December 31, 2001 ..........      1       10.15       10.02     1.40%     2.00%          12     -1.96%     -2.25%     0.00%

VARIABLE INSURANCE FUNDS:
   Choice Market Neutral Fund
     December 31, 2004 ..........     95        8.10        7.87     1.40%     2.65%         771    -20.20%    -21.14%     0.00%
     December 31, 2003 ..........     72       10.15       10.11     1.40%     2.05%         731      1.55%      1.13%     0.00%
     Inception May 1, 2003 ......     --       10.00       10.00       N/A       N/A          --        N/A        N/A     0.00%

a) The December 31, 2004 all rider unit values, expense ratios, and related total return percentages represent the base contract rate plus guaranteed minimum death benefit (Option 2) plus the guaranteed minimum income benefit and the guaranteed minimum withdrawal benefit (2 Year). This was the highest rate for the entire year. Prior to December 31, 2004 all rider unit values, expense ratios, and related total return percentages represent the base contract rate plus guaranteed minimum death benefit (Option 1) plus the guaranteed minimum income benefit. This was the highest rate in effect for those years. The new rider with the higher rate commenced operations on December 5, 2003.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

================================================================================

(6) UNIT PROGRESSION

      The changes in units outstanding for the year ended December 31, 2004, were as follows:

                                                                       NUMBER                                             NUMBER
                                                                      OF UNITS                                           OF UNITS
                                                                      BEGINNING         UNITS            UNITS              END
                                                        NOTES        OF THE YEAR      PURCHASED        REDEEMED           OF YEAR
----------------------------------------------------------------------------------------------------------------------------------
40|86 SERIES TRUST:
    Balanced                                                            33,216.9        81,794.8        (48,677.9)        66,333.8
    Equity                                                              25,802.1        84,101.5        (57,237.4)        52,666.2
    Fixed Income                                                        35,480.5        55,962.0        (50,335.4)        41,107.1
    Focus 20                                                            65,197.3        54,745.3       (105,022.1)        14,920.5
    Government Securities                                               39,241.8        65,808.6        (64,441.7)        40,608.7
    High Yield                                                          91,417.6       202,017.9       (212,369.2)        81,066.3
    Money Market                                                       134,312.6     1,005,978.7       (996,171.4)       144,119.9
AIM VARIABLE INSURANCE FUNDS:
    Basic Value                                                          2,040.0        17,315.3         (6,715.3)        12,640.0
    Core Stock                                            a              2,281.0         3,680.4         (1,844.7)         4,116.7
    Financial Services                                    b              4,207.8        12,576.1        (11,931.6)         4,852.3
    Health Sciences                                       c             10,659.4        24,858.4        (20,703.1)        14,814.7
    High Yield                                            d                  0.0       102,936.9        (11,424.2)        91,512.7
    Mid Cap Core Equity                                                  6,524.7        33,186.7        (14,506.5)        25,204.9
    Real Estate                                           e             11,491.9        43,582.4        (19,123.7)        35,950.6
    Technology                                            f            108,936.7       107,414.8       (118,899.8)        97,451.7
THE ALGER AMERICAN FUND:
    Growth                                                              36,575.1        67,978.1        (26,639.9)        77,913.3
    Leveraged AllCap                                                    37,120.9        38,398.2        (35,812.4)        39,706.7
    MidCap Growth                                                       23,240.0        84,597.2        (61,588.4)        46,248.8
    Small Capitalization                                                40,285.7       108,319.6        (89,120.6)        59,484.7
AMERICAN CENTURY VARIABLE PORTFOLIOS:
    Income & Growth                                                     13,818.6       108,010.0        (51,461.9)        70,366.7
    Inflation Protection                                  h                   --         9,333.5         (3,384.3)         5,949.2
    International                                                       21,588.4        34,526.6        (15,081.7)        41,033.3
    Value                                                               35,385.2        82,314.5        (75,630.0)        42,069.7
DREYFUS VARIABLE INVESTMENT FUNDS:
    Disciplined Stock                                                    7,708.0        17,556.4         (6,922.4)        18,342.0
    International Value                                                 26,277.7        99,756.5        (73,319.7)        52,714.5
DREYFUS SOCIALLY RESPONSIBLE GROWTH                                      9,517.2        35,225.1         (7,284.4)        37,457.9
DREYFUS STOCK INDEX                                                    114,285.2       245,969.6       (203,674.9)       156,579.9
FEDERATED INSURANCE SERIES:
    Capital Income II                                                   13,333.6        11,308.2         (1,120.8)        23,521.0
    High Income Bond II                                                139,518.4       200,447.5       (199,969.8)       139,996.1
    International Equity II                                             15,012.0        66,440.4        (45,143.3)        36,309.1
FIRST AMERICAN INSURANCE PORTFOLIOS:
    Large Cap Growth                                      g              2,596.8         9,166.7        (11,763.5)               --
    Mid Cap Growth                                        g             10,667.4        33,645.5        (44,312.9)               --
INVESCO VARIABLE INVESTMENT FUNDS:
    High Yield                                            i             81,021.1        15,679.0        (96,700.1)               --
    Telecommunications                                    j              9,564.6         6,012.1        (15,576.7)               --
JANUS ASPEN SERIES:
    Growth                                                              35,818.5        39,681.4        (49,359.8)        26,140.1
    Growth and Income                                                    8,677.4        18,790.0         (6,952.8)        20,514.6
    International Growth                                                    97.9        16,622.2        (11,783.8)         4,936.3
    Mid Cap Growth                                                      29,146.3        72,563.1        (59,217.6)        42,491.8
    Worldwide Growth                                                    40,130.7        16,582.2        (33,712.8)        23,000.1
LAZARD RETIREMENT SERIES:
    Emerging Markets                                      h                   --        27,144.4        (23,843.8)         3,300.6
    Equity                                                               3,365.8           762.6         (2,597.8)         1,530.6
    International Equity                                  h                   --         1,793.0               --          1,793.0
    Small Cap                                                           62,123.4        50,382.7        (53,496.2)        59,009.9
LORD ABBETT SERIES FUNDS:
    America's Value                                                      6,237.5        39,232.3         (7,121.8)        38,348.0
    Growth and Income                                                   59,789.3       100,000.8        (58,804.2)       100,985.9

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

================================================================================

                                                                       NUMBER                                             NUMBER
                                                                      OF UNITS                                           OF UNITS
                                                                      BEGINNING         UNITS            UNITS              END
                                                        NOTES        OF THE YEAR      PURCHASED        REDEEMED           OF YEAR
----------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
    Fasciano                                                             1,486.9         6,160.9            (11.2)         7,636.6
    Limited Maturity Bond                                               28,161.6        70,200.0        (54,377.4)        43,984.2
    Midcap Growth                                                       24,504.8        28,519.5         (7,094.5)        45,929.8
    Partners                                                            10,052.5        80,522.0        (62,985.8)        27,588.7
    Regency                                                                389.4        27,097.0         (8,696.1)        18,790.3
PIMCO VARIABLE INSURANCE TRUST:
    Money Market                                          h                   --        15,583.3         (4,233.4)        11,349.9
    Real Return                                                          6,985.3        54,400.8        (10,238.5)        51,147.6
    Short Term                                            h                   --         3,710.4         (1,303.9)         2,406.5
    Total Return                                                        11,715.3        60,810.3        (19,115.3)        53,410.3
PIONEER VARIABLE CONTRACTS TRUST:
    Equity Income                                                       18,432.4        74,440.7        (57,690.2)        35,182.9
    Europe                                                              12,071.2         9,703.2        (18,709.4)         3,065.0
    Fund                                                                 7,500.9        65,083.4         (5,250.0)        67,334.3
ROYCE CAPITAL FUND:
    Micro Cap                                                            9,896.5        38,467.3        (11,682.7)        36,681.1
    Small Cap                                                           14,108.5        86,554.2        (29,352.3)        71,310.4
RYDEX VARIABLE TRUST
    Arktos                                                h                   --        44,802.7        (43,378.1)         1,424.6
    Banking                                               h                   --        26,287.8        (26,180.0)           107.8
    Basic Materials                                       h                   --        19,956.2        (15,521.0)         4,435.2
    Biotechnology                                         h                   --         5,046.9         (3,049.3)         1,997.6
    Consumer Products                                     h                   --         1,215.6           (888.5)           327.1
    Electronics                                           h                   --         2,281.3           (324.5)         1,956.8
    Energy                                                h                   --        47,193.1         (8,274.0)        38,919.1
    Energy Services                                       h                   --        60,311.0        (23,316.7)        36,994.3
    Financial Services                                    h                   --        15,226.1        (12,976.2)         2,249.9
    Health Care                                           h                   --        30,640.2        (29,775.2)           865.0
    Internet                                              h                   --         7,763.8         (5,860.1)         1,903.7
    Inverse Dynamic Dow 30                                k                   --           635.7           (541.4)            94.3
    Juno                                                                   976.7        57,210.5        (50,660.9)         7,526.3
    Large Cap Europe                                      h                   --           247.8           (139.6)           108.2
    Large Cap Growth                                      k                   --           227.7               --            227.7
    Large Cap Japan                                       h                   --         6,285.6         (3,805.2)         2,480.4
    Leisure                                               h                   --         4,825.6         (4,383.5)           442.1
    Long Dynamic Dow 30                                   k                   --         2,574.3         (2,105.6)           468.7
    Medius                                                                 788.2       128,715.4        (97,921.6)        31,582.0
    Mekros                                                              13,941.4       140,793.5       (107,804.4)        46,930.5
    Mid Cap Growth                                        k                   --            71.6               --             71.6
    Mid Cap Value                                         k                   --           322.3               --            322.3
    Nova                                                                23,877.5       110,095.5       (118,192.8)        15,780.2
    OTC                                                                 32,251.2       128,871.2       (105,684.4)        55,438.0
    Precious Metals                                       h                   --        20,489.2        (18,357.4)         2,131.8
    Real Estate                                           h                   --        58,940.4        (27,283.6)        31,656.8
    Sector Rotation                                                        286.8        15,601.4        (11,375.1)         4,513.1
    Small Cap Growth                                      k                   --         4,533.6               --          4,533.6
    Small Cap Value                                       k                   --        33,795.7               --         33,795.7
    Telecommunications                                    h                   --         1,656.5               --          1,656.5
    Titan 500                                             h                   --           194.1            (73.8)           120.3
    Transportation                                        h                   --        13,449.9         (7,548.2)         5,901.7
    U.S. Government Bond                                                   916.7        68,389.0        (62,543.2)         6,762.5
    U.S. Government Money Market                                        14,450.5     1,018,760.4       (827,736.2)       205,474.7
    Ursa                                                                 8,868.9         9,401.4         (8,924.8)         9,345.5
    Utilities                                             h                   --        18,735.7         (3,323.5)        15,412.2
    Velocity 100                                          h                   --        44,923.9        (10,411.7)        34,512.2
SALOMON BROTHERS VARIABLE SERIES FUNDS:
    All Cap                                               h                   --         3,072.9           (494.7)         2,578.2
    All Cap Value                                         m                   --           345.5           (345.5)              --
    Large Cap Growth                                      h                   --           844.7               --            844.7

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

================================================================================

                                                                       NUMBER                                             NUMBER
                                                                      OF UNITS                                           OF UNITS
                                                                      BEGINNING         UNITS            UNITS              END
                                                        NOTES        OF THE YEAR      PURCHASED        REDEEMED           OF YEAR
----------------------------------------------------------------------------------------------------------------------------------
   Strategic Bond                                         h                   --        17,869.6         (7,902.5)         9,967.1
   Total Return                                           h                   --         1,835.3         (1,812.9)            22.4
SELIGMAN PORTFOLIOS:
   Communications and Information                                       23,582.7        42,626.1        (20,561.5)        45,647.3
   Global Technology                                                    12,489.3         6,201.1         (6,229.8)        12,460.6
STRONG VARIABLE INSURANCE FUNDS:
   Mid Cap Growth II                                                    15,920.1        28,918.3        (34,389.9)        10,448.5
STRONG OPPORTUNITY II                                                   25,405.9        54,414.1        (29,576.1)        50,243.9
THIRD AVENUE VARIABLE SERIES TRUST:
   Value                                                                 5,403.5        26,783.6         (8,392.7)        23,794.4
LEVCO SERIES TRUST:
   Equity Value                                           l             30,940.8         2,452.9        (33,393.7)              --
VAN ECK WORLDWIDE INSURANCE TRUST:
   Absolute Return                                                         847.3        14,701.2         (3,660.8)        11,887.7
   Bond                                                                 13,359.5        24,282.9        (17,984.4)        19,658.0
   Emerging Markets                                                     26,527.2       113,293.3        (57,451.0)        82,369.5
   Hard Assets                                                          47,306.3        55,130.7        (76,366.3)        26,070.7
   Real Estate                                                          11,641.9        55,640.8        (34,822.5)        32,460.2
VARIABLE INSURANCE FUND:
   Choice Market Neutral Fund                                           72,037.6       169,732.0       (146,307.6)        95,462.0
                                                                     -------------------------------------------------------------
                                                                     1,980,838.3     6,944,069.8     (5,519,595.4)     3,405,312.7
                                                                     =============================================================

a) Formerly Invesco VIF Core Equity Fund prior to its name change effective October 15, 2004.
b) Formerly Invesco VIF Financial Services Fund prior to its name change effective October 15, 2004.
c) Formerly Invesco VIF Health Sciences Fund prior to its name change effective October 15, 2004.
d) For the period April 30, 2004 through December 31, 2004 as a result of the AIM/Invesco mergers on April 30, 2004.
e) Formerly Invesco VIT Real Estate Opportunity prior to its name change effective April 30, 2004.
f) Formerly Invesco VIT Technology prior to its name change effective October 15, 2004.
g) For the period January 1, 2004 through August 27, 2004 (liquidation of funds).
h)    For the period May 1, 2004 (inception of funds) through December 31, 2004.
i) For the period January 1, 2004 through April 29, 2004 (fund merged into AIM High Yield).
j) For the period January 1, 2004 through April 29, 2004 (fund merged into Invesco VIF Technology).
k)    For the period July 15, 2004 (inception of funds) through December 31,
      2004.
l)    For the period January 1, 2004 through August 31, 2004 (termination of fund).
m) For the period May 1, 2004 (inception of fund) through August 13 2004 (termination of fund).

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(6) UNIT PROGRESSION
   The changes in units outstanding for the year ended December 31, 2003, were as follows:

                                                                                       40|86 SERIES TRUST (a)
                                                         ===========================================================================
                                                                                         FIXED                         GOVERNMENT
                                                          BALANCED       EQUITY          INCOME         FOCUS 20       SECURITIES
===================================================================================================================================
Number of units, beginning of year ...................    22,878.5       30,774.5        88,497.1        31,423.4        58,304.3
Units purchased ......................................    30,506.8       71,209.9       129,508.9       752,251.2       178,089.9
Units redeemed .......................................   (20,168.4)     (76,182.3)     (182,525.5)     (718,477.3)     (197,152.4)
-----------------------------------------------------------------------------------------------------------------------------------
             Number of units, end of year ............    33,216.9       25,802.1        35,480.5        65,197.3        39,241.8
===================================================================================================================================

                                                                      AMERICAN CENTURY                     BERGER INSTITUTIONAL
                                                                      VARIABLE PRODUCT                        PRODUCTS TRUST
                                                         =========================================     ============================
                                                         INCOME AND                                                      INTER-
                                                           GROWTH      INTERNATIONAL      VALUE         GROWTH (c)     NATIONAL (c)
===================================================================================================================================
Number of units, beginning of year ...................    25,099.7       16,501.0        37,483.0         2,333.2         1,123.6
Units purchased ......................................    40,014.2        7,932.5        47,634.8            41.2              --
Units redeemed .......................................   (51,295.3)      (2,845.1)      (49,732.6)       (2,374.4)       (1,123.6)
-----------------------------------------------------------------------------------------------------------------------------------
             Number of units, end of year ............    13,818.6       21,588.4        35,385.2              --              --
===================================================================================================================================

                                                                                                                        INVESCO
                                                                                                                        VARIABLE
                                                                FEDERATED                     FIRST AMERICAN           INVESTMENT
                                                       INSURANCE SERIES (CONTINUED)        INSURANCE PORTFOLIOS           FUND
                                                       ============================     ==========================    =============
                                                                      INTERNATIONAL
                                                       INTERNATIONAL      SMALL          LARGE CAP       MID CAP          CORE
                                                         EQUITY II      COMPANY (f)       GROWTH         GROWTH          EQUITY
===================================================================================================================================
Number of units, beginning of year ...................    11,899.3          943.7           245.6            46.7         4,228.3
Units purchased ......................................    93,884.6      270,872.8         4,941.7        14,841.1        22,568.1
Units redeemed .......................................   (90,771.9)    (271,816.5)       (2,590.5)       (4,220.4)      (24,515.4)
-----------------------------------------------------------------------------------------------------------------------------------
             Number of units, end of year ............    15,012.0             --         2,596.8        10,667.4         2,281.0
===================================================================================================================================

                                                                               JANUS ASPEN SERIES (CONTINUED)
                                                         ==========================================================================
                                                                                                      INSTITUTIONAL      SERVICE
                                                         GROWTH AND     INTERNATIONAL    MID CAP        WORLDWIDE       WORLDWIDE
                                                         INCOME (g)       GROWTH (g)    GROWTH (h)      GROWTH (b)      GROWTH (j)
===================================================================================================================================
Number of units, beginning of year ...................          --             --        26,196.7              --        46,152.9
Units purchased ......................................    38,636.2           97.9        25,394.0       137,838.7        93,873.7
Units redeemed .......................................   (29,958.8)            --       (22,444.4)      (97,708.0)      (140,026.6)
-----------------------------------------------------------------------------------------------------------------------------------
             Number of units, end of year ............     8,677.4           97.9        29,146.3        40,130.7              --
===================================================================================================================================

                                                        NEUBERGER
                                                          BERMAN
                                                         ADVISERS
                                                         MANAGEMENT           PIMCO VARIABLE                  PIONEER VARIABLE
                                                      TRUST (CONTINUED)       INSURANCE TRUST                 CONTRACTS TRUST
                                                      =================  =========================       ==========================
                                                                          REAL           TOTAL            EQUITY
                                                          REGENCY (b)    RETURN (b)     RETURN (b)        INCOME          EUROPE
===================================================================================================================================
Number of units, beginning of year ...................          --             --              --         3,630.5              --
Units purchased ......................................       389.4        7,505.4        16,790.8        21,672.2        18,721.1
Units redeemed .......................................          --         (520.1)       (5,075.5)       (6,870.3)       (6,649.9)
-----------------------------------------------------------------------------------------------------------------------------------
             Number of units, end of year ............       389.4        6,985.3        11,715.3        18,432.4        12,071.2
===================================================================================================================================


a) Formerly Conseco Series Trust prior to its name change effective September 17, 2003.
b) For the period May 1, 2003 (inception date of fund) through December 31, 2003.
c) For the period January 1, 2003 through March 21, 2003 for the Berger funds. These Berger funds were merged on March 21, 2003 into the Janus Aspen Funds.
             Berger IPT Growth to Janus Aspen Growth
             Berger IPT Large Cap Growth to Janus Aspen Growth and Income
             Berger IPT International to Janus Aspen International Growth
d)   For the period January 1, 2003 through March 31, 2003 (termination of fund).
e) Formerly Federated Utility Fund prior to its name change effective May 1, 2003.
f)   For the period January 1, 2003 through November 21, 2003 (termination of fund).
g) For the period March 21, 2003 through December 31, 2003 as result of Berger liquidation (see Note (c).
h) Formerly Janus Aggressive Growth prior to its name change effective May 1, 2003.
i)   For the period January 1, 2003 through November 25, 2003 (termination of fund).
j)   For the period January 1, 2003 through December 30, 2003 (termination of fund).

====================================================================================================================================



    40|86 SERIES TRUST
      (CONTINUED) (a)               AIM VARIABLE INSURANCE FUND                        THE ALGER AMERICAN FUNDS
=============================      ==============================  =================================================================
                                                                                                                           SMALL
     HIGH            MONEY           BASIC            MID CAP                         LEVERAGED          MIDCAP           CAPITALI-
    YIELD           MARKET         VALUE (b)      CORE EQUITY (b)      GROWTH          ALLCAP            GROWTH            ZATION
====================================================================================================================================
 105,302.0        131,910.9              --              --          23,348.7          19,062.5          18,863.7           4,156.9
 546,892.3        474,922.2         2,300.5         7,250.1         123,353.6         102,879.1         169,578.1         224,556.8
(560,776.7)      (472,520.5)         (260.5)         (725.4)       (110,127.2)        (84,820.7)       (165,201.8)       (188,428.0)
------------------------------------------------------------------------------------------------------------------------------------
  91,417.6        134,312.6         2,040.0         6,524.7          36,575.1          37,120.9          23,240.0          40,285.7
====================================================================================================================================


    BERGER INSTITUTIONAL                                                 DREYFUS VARIABLE
 PRODUCTS TRUST (CONTINUED)                                              INVESTMENT FUNDS               FEDERATED INSURANCE SERIES
=============================                                      ==============================     ==============================
                                   DREYFUS
                     SMALL         SOCIALLY          DREYFUS
  LARGE CAP         COMPANY       RESPONSIBLE         STOCK         DISCIPLINED    INTERNATIONAL        CAPITAL          HIGH INCOME
  GROWTH (c)      GROWTH (d)        GROWTH            INDEX            STOCK           VALUE          INCOME II (e)        BOND II
====================================================================================================================================
   8,427.4          9,288.3         1,274.4         115,185.2         5,148.8           6,117.1         109,292.9         172,559.1
   8,917.9               --        13,494.8         267,193.4         5,440.8         203,039.7          54,768.2         406,550.3
 (17,345.3)        (9,288.3)       (5,252.0)       (268,093.4)       (2,881.6)       (182,879.1)       (150,727.5)       (439,591.0)
------------------------------------------------------------------------------------------------------------------------------------
        --               --         9,517.2         114,285.2         7,708.0          26,277.7          13,333.6         139,518.4
====================================================================================================================================


                          INVESCO VARIABLE INVESTMENT FUNDS (CONTINUED)                                     JANUS ASPEN SERIES
==================================================================================================    ==============================
                                                     REAL
  FINANCIAL         HEALTH                          ESTATE                               TELE-        INSTITUTIONAL        SERVICE
  SERVICES         SCIENCES        HIGH YIELD     OPPORTUNITY       TECHNOLOGY      COMMUNICATIONS      GROWTH (b)        GROWTH (i)
====================================================================================================================================
  14,203.8         21,677.3         79,006.6        7,661.7          34,724.6           7,863.7                --          47,343.0
  37,021.7          3,529.2        430,063.7       87,474.4         122,351.3           2,069.3          82,718.3          15,796.4
 (47,017.7)       (14,547.1)      (428,049.2)     (83,644.2)        (48,139.2)           (368.4)        (46,899.8)        (63,139.4)
------------------------------------------------------------------------------------------------------------------------------------
   4,207.8         10,659.4         81,021.1        11,491.9        108,936.7           9,564.6          35,818.5                --
====================================================================================================================================


  LAZARD RETIREMENT SERIES             LORD ABBETT SERIES                      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
============================       ==========================       ================================================================
                                   AMERICA'S       GROWTH AND                          LIMITED           MIDCAP
   EQUITY         SMALL CAP        VALUE (b)         INCOME         FASCIANO (b)    MATURITY BOND        GROWTH           PARTNERS
====================================================================================================================================
  11,488.7         60,965.6              --         58,045.2               --          48,996.2           7,050.4           1,544.7
   3,342.2        113,467.1         6,553.8         86,945.9          1,486.9         826,486.0          17,454.4         216,769.5
 (11,465.1)      (112,309.3)         (316.3)       (85,201.8)             0.0        (847,320.6)              0.0        (208,261.7)
------------------------------------------------------------------------------------------------------------------------------------
   3,365.8         62,123.4         6,237.5         59,789.3          1,486.9          28,161.6          24,504.8          10,052.5
====================================================================================================================================


   PIONEER
   VARIABLE
   CONTRACT
TRUST (CONTINUED)     ROYCE CAPITAL FUNDS                                         RYDEX VARIABLE TRUST
================= ===========================      =================================================================================
    FUND          MICRO-CAP (b)  SMALL-CAP (b)      JUNO (b)         MEDIUS (b)       MEKROS (b)          NOVA               OTC
====================================================================================================================================
   2,626.1               --               --             --                --                --          14,823.1          28,750.0
  11,931.9         44,819.8         42,233.8        1,440.7          68,239.5          61,468.6         123,095.2         226,099.9
  (7,057.1)       (34,923.3)       (28,125.3)        (464.0)        (67,451.3)        (47,527.2)       (114,040.8)       (222,598.7)
------------------------------------------------------------------------------------------------------------------------------------
   7,500.9          9,896.5         14,108.5          976.7             788.2          13,941.4          23,877.5          32,251.2
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
NOTES TO FINANCIAL STATEMENTS - CONTINUED

====================================================================================================================================



                                                                                                                         SELIGMAN
                                                                      RYDEX VARIABLE TRUST (CONTINUED)                  PORTFOLIOS
                                                        ===========================================================    =============
                                                                                           U.S.            U.S.        COMMNICATIONS
                                                           SECTOR                       GOVERNMENT     GOVERNMENT           AND
                                                        ROTATION (a)      URSA (a)       BOND (a)      MONEY MARKET     INFORMATION
====================================================================================================================================
Number of units, beginning of year ...................          --             --              --        11,846.8        23,521.1
Units purchased ......................................    14,715.3       28,130.6        46,798.1       461,623.0        75,199.2
Units redeemed .......................................   (14,428.5)     (19,261.7)      (45,881.4)     (459,019.3)      (75,137.6)
------------------------------------------------------------------------------------------------------------------------------------
              Number of units, end of year ...........       286.8        8,868.9           916.7        14,450.5        23,582.7
====================================================================================================================================


                                                                                                                        VARIABLE
                                                                                                                        INSURANCE
                                                               VAN ECK WORLDWIDE INSURANCE TRUST (C0NTINUED)               FUND
                                                         =========================================================     =============
                                                                                                         ULTRA            CHOICE
                                                          EMERGING         HARD           REAL         SHORT-TERM         MARKET
                                                          MARKETS         ASSETS         ESTATE        INCOME (b)         NEUTRAL
====================================================================================================================================
Number of units, beginning of year ...................     5,833.6       42,563.0         4,145.0              --              --
Units purchased ......................................    85,762.9       91,997.4        20,567.1        27,005.2       103,490.8
Units redeemed .......................................   (65,069.3)     (87,254.1)      (13,070.2)      (27,005.2)      (31,453.2)
------------------------------------------------------------------------------------------------------------------------------------
              Number of units, end of year ...........    26,527.2       47,306.3        11,641.9              --        72,037.6
====================================================================================================================================

a) For the period May 1, 2003 (inception date of fund) through December 31, 2003.
b)   For the period May 1, 2003 through December 22, 2003 (termination of fund).
c)   For the period January 1, 2003 through April 30, 2003 (termination of fund).

====================================================================================================================================

                   STRONG                           THIRD
   SELIGMAN       VARIABLE                          AVENUE
  PORTFOLIOS      INSURANCE                         VARIABLE                                                  VAN ECK WORLDWIDE
 (CONTINUED)        FUNDS                         SERIES TRUST            LEVCO SERIES TRUST                   INSURANCE TRUST
============================                      =============     =============================        ===========================
                                                    VARIABLE                            LEVIN
    GLOBAL         MID CAP            STRONG        ANNUITY          EQUITY             MID CAP          ABSOLUTE
  TECHNOLOGY      GROWTH II       OPPORTUNITY II    TRUST (b)         VALUE             VALUE (c)        RETURN (a)        BOND
====================================================================================================================================
     6,541.9       10,489.5         37,499.7             --                --              13.3                --          29,626.2
    20,416.9       47,155.8         48,373.1        54,729.0         47,983.1                             1,439.4          62,002.7
   (14,469.5)     (41,725.2)        (60,466.9)      (49,325.5)      (17,042.3)            (13.3)           (592.1)        (78,269.4)
------------------------------------------------------------------------------------------------------------------------------------
    12,489.3       15,920.1         25,405.9        5,403.5          30,940.8                --             847.3          13,359.5
====================================================================================================================================


==============
  COMBINED
    TOTAL
==============
 1,756,550.7
 8,506,604.0
(8,282,316.4)
--------------
 1,980,838.3
==============

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================

TO THE BOARD OF DIRECTORS OF JEFFERSON NATIONAL LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

      We have audited the accompanying statements of assets and liabilities of Jefferson National Life Annuity Account I (the "Account"), as of December 31, 2004, and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with custodian and others. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Jefferson National Life Annuity Account I, at December 31, 2004, and the results of its operations and changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.


/s/ ERNST & YOUNG LLP

New York, NY
March 28, 2005

================================================================================

                                   Jefferson National Life Annuity Account I

                                   SPONSOR

                                   Jefferson National Life Insurance Company

                                   DISTRIBUTOR

                                   Jefferson National Equity Sales, Inc.

                                   INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                                   Ernst & Young LLP

                                     PART C
                                OTHER INFORMATION

ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

(a)      Financial Statements

         The following financial statements are included in Part B of the Registration Statement:

         The financial statements of Jefferson National Life Insurance Company at December 31, 2004 and 2003, and for each of the two years in the period ended December 31, 2004.

         The financial statements of Jefferson National Life Annuity Account I at December 31, 2004 and for each of the two years in the period ended December 31, 2004.

(b)      Exhibits

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

(1)    (a)           Resolution of Board of Directors of the Company authorizing the establishment of the Separate
                     Account.                                                                                           (2)

       (b)           Resolution Changing the Name of the Separate Account                                               (1)

(2)                  Not Applicable.

(3)    (a)    (i)    Form of Principal Underwriter's Agreement of the Company on behalf of the Separate Account
                     and Inviva Securities Corporation.                                                                 (1)

              (ii)   Form of Amendment to Principal Underwriter's Agreement                                             (1)

       (b)           Form of Selling Agreement                                                                          (1)

(4)    (a)           Form of Individual Contract Fixed and Variable Accounts. (CVIC-2004)                               (1)

       (b)           Form of Guaranteed Minimum Death Benefit Rider. (CVIC-4001)                                        (1)

       (c)           Form of Guaranteed Minimum Income Benefit Rider. (CVIC-4002)                                       (1)

       (d)           Form of Waiver of Contingent Deferred Sales Charges for Unemployment Rider. (CVIC-4023)            (1)

       (e)           Form of Waiver of Contingent Deferred Sales Charges for Nursing Care Confinement Rider.
                     (CVIC-4020)                                                                                        (1)

       (f)           Form of Waiver of Contingent Deferred Sales Charges for Terminal Illness Rider. (CVIC-4021)        (1)

       (g)           Form of Earnings Protection Additional Death Benefit Rider. (CVIC-4026)                            (1)

       (h)           Form of Individual Retirement Annuity Endorsement. (IRA-2002)                                      (1)

       (i)           Form of Roth Individual Retirement Annuity Endorsement. (Roth-2002)                                (1)

       (j)           Form of Section 403(b) Annuity Endorsement. (TSA-2002)                                             (1)

       (k)           Form of Form of Guaranteed Minimum Death Benefit Option 2 Rider. (JNL-4004)                        (1)

       (l)           Form of Guaranteed Minimum Income Benefit Option 2 Rider. (JNL-4006)                               (1)

       (m)           Form of Guaranteed Minimum Withdrawal Benefit Rider. (JNL-4005)                                    (1)

       (n)           Form of Removal of Subaccount Limitation Endorsement (JNL-ADV SERIES-END-1)                       (10)

       (o)           Form of Death Benefit - Adjusted Partial Withdrawal Endorsement (JNL-ADV SERIES-END-2)            (10)

       (p)           Form of CDSC modification Endorsement (JNL-ADV SERIES-END 3)                                      (10)

(5)                  Form of Application for Individual Annuity Contract. (JNL-6000)                                    (1)

(6)    (a)           Amended and Restated Articles of Incorporation of Conseco Variable Insurance Company.              (1)

       (b)           Amended and Restated By-Laws of the Company.                                                       (1)

(7)                  Not Applicable.

(8)    (a)    (i)    Form of Participation Agreement dated October 23, 2002 with Conseco Series Trust and Conseco
                     Equity Sales, Inc. and amendments thereto dated September 10, 2003 and February 1, 2001.           (1)

       (b)    (i)    Form of Participation Agreement by and among A I M Distributors, Inc., Jefferson National
                     Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities
                     Corporation dated May 1, 2003.                                                                     (3)

              (ii)   Form of Amendment dated April 6, 2004 to the Participation Agreement by and among A I M
                     Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its
                     separate accounts, and Inviva Securities Corporation dated May 1, 2003.                            (1)

       (c)    (i)    Form of Participation Agreement among the Alger American Fund, Great American Reserve
                     Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.                           (4)

              (ii)   Form of Amendment dated November 5, 1999 to the Participation Agreement among the Alger
                     American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc.
                     dated March 31, 1995.                                                                              (5)

              (iii)  Form of Amendment dated January 31, 2001 to the Participation Agreement among the Alger
                     American Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc.
                     dated March 31, 1995.                                                                              (5)

              (iv)   Form of Amendments August 4, 2003 and March 22, 2004 to the Participation Agreement among the
                     Alger American Fund, Great American Reserve Insurance Company and Fred Alger and Company,
                     Inc. dated March 31, 1995.                                                                         (1)

       (d)    (i)    Form of Participation Agreement between Great American Reserve Insurance Company and American
                     Century Investment Services as of 1997.                                                            (4)

              (ii)   Form of Amendment dated November 15, 1997 to the Participation Agreement between Great
                     American Reserve Insurance Company and American Century Investment Services as of 1997.            (5)

              (iii)  Form of Amendment dated December 31, 1997 to the Participation Agreement between Great
                     American Reserve Insurance Company and American Century Investment Services as of 1997.            (5)

              (iv)   Form of Amendment dated January 13, 2000 to the Participation Agreement between Great
                     American Reserve Insurance Company and American Century Investment Services as of 1997.            (5)

              (v)    Form of Amendment dated February 9, 2001 to the Participation Agreement between Great
                     American Reserve Insurance Company and American Century Investment Services as of 1997.            (5)

              (vi)   Form of Amendments dated July 31, 2003 and March 25, 2004 to the Participation Agreement
                     between Great American Reserve Insurance Company and American Century Investment Services as
                     of 1997.                                                                                           (1)

              (vii)  Form of Amendment dated May 1, 2005 to the Participation Agreement between Jefferson National
                     Life Insurance Company and American Century Investment Services as of 1997.                       (10)

       (e)    (i)    Form of Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance
                     Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund,
                     Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.                 (5)

              (ii)   Form of Amendment dated March 21, 2002 to the Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus
                     Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus
                     Investment Portfolios.                                                                             (5)

              (iii)  Form of Amendment dated May 1, 2003 to the Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus
                     Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus
                     Investment Portfolios.                                                                             (1)

              (iv)   Form of Amendment dated 2004 to the Participation Agreement dated May 1, 1995 by and among
                     Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially
                     Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus
                     Investment Portfolios.                                                                             (1)

              (v)    Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 1995 by and among Jefferson National Life Insurance Company, Dreyfus Variable Investment Fund, The
                     Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and
                     Dreyfus Investment Portfolios.                                                                    (10)

       (f)    (i)    Form of Participation Agreement dated March 6, 1995 by and among Great American Reserve
                     Insurance Company and Insurance Management Series, Federated Securities Corp.                      (4)

              (ii)   Form of Amendment dated 1999 to the Participation Agreement dated March 6, 1995 by and among
                     Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.      (5)

              (iii)  Form of Amendment dated January 31, 2001 to the Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated
                     Securities Corp.                                                                                   (5)

              (iv)   Form of Amendment dated 2004 to the Participation Agreement dated March 6, 1995 by and among
                     Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.      (1)

       (g)    (i)    Form of Participation Agreement by and among First American Insurance Portfolios, Inc., First
                     American Asset Management and Conseco Variable Insurance Company dated 2001.                       (6)

              (ii)   Form of Amendment dated April 25, 2001 to the Participation Agreement by and among First
                     American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable
                     Insurance Company dated 2001.                                                                      (5)

              (iii)  Form of Amendment dated May 1, 2003 to the Participation Agreement by and among First
                     American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable
                     Insurance Company dated 2001.                                                                      (1)

       (h)    (i)    Form of Participation Agreement among Janus Aspen Series and Jefferson National Life
                     Insurance Company dated May 1, 2003 and Form of Amendment dated July 2003 thereto.                 (1)

              (ii)   Form of Amendment dated May 1, 2005 to the Participation Agreement Janus Aspen Series and
                     Jefferson National Life Insurance Company dated May 1, 2003.                                      (10)

       (i)    (i)    Form of Participation Agreement among Lazard Retirement Series, Inc., Lazard Asset
                     Management, LLC, Inviva Securities Corporation and Jefferson National Life Insurance Company
                     dated May 1, 2003.                                                                                 (1)

              (ii)   Form of Amendment dated March 21, 2004 to the Participation Agreement among Lazard Retirement
                     Series, Inc., Lazard Asset Management, LLC, Inviva Securities Corporation and Jefferson
                     National Life Insurance Company dated May 1, 2003.                                                 (1)

       (j)    (i)    Form of Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and
                     Great American Reserve Insurance Company.                                                          (4)

              (ii)   Form of Amendment dated December 1, 2001 to the Participation Agreement dated April 10, 1997
                     by and among Lord, Abbett & Co. and Great American Reserve Insurance Company.                      (7)

              (iii)  Form of Amendment dated May 1, 2003 to the Participation Agreement dated April 10, 1997 by
                     and among Lord, Abbett & Co. and Great American Reserve Insurance Company.                         (1)

       (k)    (i)    Form of Participation Agreement dated April 30, 1997 by and among Neuberger&Berman Advisers
                     Management Trust, Advisers Managers Trust, Neuberger&Berman Management Incorporated and Great
                     American Reserve Insurance Company.                                                                (5)

              (ii)   Form of Amendment dated May 1, 2000 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Advisers Managers Trust, Neuberger
                     Berman Management Incorporated and Conseco Variable Insurance Company.                             (5)

              (iii)  Form of Amendment dated January 31, 2001 to the Participation Agreement dated April 30, 1997 by and among Neuberger&Berman Advisers Management Trust, Advisers Managers Trust,
                     Neuberger&Berman Management Incorporated and Conseco Variable Insurance Company.                   (5)

              (iv)   Form of Amendment dated May 1, 2004 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management
                     Incorporated and Jefferson National Life Insurance Company.                                        (8)

              (v)    Form of Amendment dated April 4, 2004 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management
                     Incorporated and Jefferson National Life Insurance Company.                                        (1)

              (vi)   Form of Amendment dated May 1, 2005 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management
                     Incorporated and Jefferson National Life Insurance Company.                                       (10)

       (l)    (i)    Form of Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance
                     Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company and
                     amended dated April 13, 2004 thereto.                                                              (1)

              (ii)   Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National
                     Life Insurance Company.                                                                           (10)

       (m)    (i)    Form of Participation Agreement dated May 1, 2003 among Pioneer Variable Contract Trust,
                     Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer
                     Funds Distributor, Inc.                                                                            (1)

              (ii)   Form of Amendment to Participation Agreement dated May 1, 2003 among Pioneer Variable
                     Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management,
                     Inc. and Pioneer Funds Distributor, Inc.                                                          (10)

       (n)           Form of Participation Agreement dated May 1, 2003 by and among Royce Capital Fund, Royce &
                     Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities
                     Corporation and Form of Amendment dated April 5, 2004 thereto.                                     (1)

       (o)    (i)    Form of Participation Agreement dated March 24, 2000 by and among Conseco Variable Insurance
                     Company, RYDEX Variable Trust and PADCO Financial Services, Inc.                                   (9)

              (ii)   Form of Amendment dated April 13, 2004 to the Form of Participation Agreement dated March 24,
                     2000 by and among Conseco Variable Insurance Company, RYDEX Variable Trust and PADCO
                     Financial Services, Inc.                                                                           (1)

              (iii)  Form of Amendment dated May 1, 2005 to the Form of Participation Agreement dated March 24,
                     2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO
                     Financial Services, Inc.                                                                          (10)

       (p)    (i)    Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance
                     Company and Citigroup Global Markets Inc.                                                          (1)

              (ii)   Form of Amendment dated May 1, 2005 to Form of Participation Agreement dated April 2004
                     between Jefferson National Life Insurance Company and Citigroup Global Markets Inc.               (10)

       (q)    (i)    Form of Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc.,
                     Seligman Advisors, Inc. and Conseco Variable Insurance Company.                                    (6)

              (ii)   Form of Amendment dated January 31, 2001 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance
                     Company.                                                                                           (5)

              (iii)  Form of Amendment dated August 5, 2003 to the Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance
                     Company.                                                                                           (1)

              (iv)   Form of Amendment dated 2004 to the Participation Agreement dated May 1, 2000 by and among
                     Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.         (1)

       (r)    (i)    Form of Participation Agreement dated April 30, 1997 by and among Great American Reserve
                     Insurance Company, Strong Variable Insurance Funds, Inc., Strong Special Fund II, Inc, Strong
                     Capital Management, Inc. and Strong Funds Distributors, Inc.                                       (5)

              (ii)   Form of Amendment dated December 11, 1997 to Participation Agreement dated April 30, 1997 by and among Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc.,
                     Strong Opportunity Funds II, Inc., Strong Capital Management, Inc. and Strong Funds
                     Distributors, Inc.                                                                                 (5)

              (iii)  Form of Amendment dated December 14. 1999 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong
                     Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.            (5)

              (iv)   Form of Amendment dated March 1, 2001 to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong
                     Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.            (5)

              (v)    Form of Amendments dated December 2, 2003 and April5, 2004 to Participation Agreement dated
                     April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance
                     Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong
                     Investments, Inc.                                                                                  (1)

       (s)    (i)    Form of Participation Agreement dated May 1, 2003 with by and among Third Avenue Management
                     LLC and Jefferson National Life Insurance Company.                                                 (8)

              (ii)   Form of Amendment dated April 6, 2004 to the Participation Agreement dated May 1, 2003 with
                     by and among Third Avenue Management LLC and Jefferson National Life Insurance Company.            (1)

       (t)    (i)    Form of Participation Agreement dated February 29, 2000 by and among Conseco Variable
                     Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.           (5)

              (ii)   Form of Amendment dated January 31, 2001 to Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van
                     Eck Associates Corporation.                                                                        (5)

              (iii)  Form of Amendment dated January 31, 2001 to Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van
                     Eck Associates Corporation.                                                                        (5)

              (iv)   Form of Amendment dated May 1, 2003 to Participation Agreement dated March 1, 1995 by and among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson
                     National Life Insurance Company.                                                                   (8)

       (u)    (i)    Form of Participation Agreement between Jefferson National Life Insurance Company, Bisys Fund
                     Services LP, Choice Investment Management Variable Insurance funds dated May 1, 2003.              (1)

              (ii)   Form of Amendment dated 2004 to the Participation Agreement between Jefferson National Life
                     Insurance Company, Bisys Fund Services LP, Choice Investment Management Variable Insurance
                     funds dated May 1, 2003.                                                                           (1)

       (v)    (i)    Form of Participation Agreement between Jefferson National Life Insurance Company, Wells
                     Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005.                  (10)

       (w)    (i)    Form of Participation Agreement between Jefferson National Life Insurance Company, Rafferty
                     Asset Management, LLC and Potomac Insurance Trust dated May 1, 2005.                              (10)

(9)                  Opinion and Consent of Counsel.                                                                   (10)

(10)                 Consent of Independent Registered Public Accounting Firm.                                         (10)

(11)                 Financial Statements omitted from Item 23 above.                                                   N/A

(12)                 Initial Capitalization Agreement.                                                                  N/A

(13)          (i)    Powers of Attorney.                                                                                (1)

              (ii)   Powers of Attorney - Laurence Greenberg                                                           (11)

(1) Incorporated herein by reference to Post-Effective Nos. 7 and 8 to the Registration Statement for Jefferson National Life Annuity Account (File Nos. 333-5836 and 811-10213) filed electronically on Form N-4 on April 30, 2004 (Accession Number 0000912057-04-000479).

(2) Incorporated herein by reference to initial Registration Statement for Jefferson National Life Annuity Account I (File Nos. 333-53836 and 811-10213) filed electronically on Form N-4 on January 17, 2001 (Accession Number 0000928389-01-000006).

(3) Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 7 to the Registration Statement for Jefferson National Life Annuity Account I (File Nos. 333-53836 and 811-10213) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016215).

(4) Incorporated herein by reference to Pre-Effective Amendment Nos. 1 and 1 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on February 3, 1998 (Accession Number 0000928389-98-000014).

(5) Incorporated herein by reference to Post-Effective Amendment Nos. 13 and 13 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002084).

(6) Incorporated herein by reference to Post-Effective Amendment Nos. 21 and 29 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on May 1, 2001 (Accession Number 000092839-01-500130).

(7) Incorporated herein by reference to Post-Effective Amendment Nos. 9 and 10 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002085).

(8) Incorporated herein by reference to Post-Effective Amendment Nos. 24 and 35 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-0246 and 811-04819) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016209).

(9) Incorporated herein by reference to Post-Effective Amendment Nos. 1 and 2 to the Registration Statement for Jefferson National Life Annuity Account H (File Nos. 333-90737 and 811-09693) filed electronically on Form N-4 on April 28, 2000 (Accession Number 0000928389-00-000130).

(10)      Filed Herewith.

(11) Incorporated herein by reference to the initial Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 13, 2005 (Accession Number 0000930413-05-002595).

ITEM 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR

The officers and directors of Jefferson National Life Insurance Company are listed below. Their principal business address is 435 Hudson Street, 2nd Floor, New York, NY 10014, unless otherwise noted.

NAME                                    POSITIONS AND OFFICES WITH DEPOSITOR
David A Smilow                   Director and Chairman of the Board
Tracey Hecht Smilow              Director
Laurence P. Greenberg            Director, Chief Executive Officer and President
Timothy D. Rogers                Chief Financial Officer and Treasurer
Craig A. Hawley (1)              General Counsel and Secretary
Todd P. Solash                   Director - Risk Management
Christopher J. Tosney (1)        Director - Administration
William J. Findlay               Controller
Gregory B. Goulding              Valuation Actuary
Alan Downey                      Pricing Actuary
Jeff Fritsche                    Tax Director
Eric J. Solash                   Director - Mergers & Acquisitions
Dean C. Kehler (2)               Director
Thomas W. Leaton (3)             Director

(1) The business address of this officer is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

(2)  The business address of this director is 425 Lexington Avenue, New York
     10017.

(3) The business address of this director is 305 Roosevelt Ct NE, Vienna, VA 22180.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

   The following information concerns those companies that may be deemed to be controlled by or under common control with Jefferson National Life Insurance Company, the Depositor.

                                                                       EXHIBIT A
                                                            ORGANIZATIONAL CHART
---------------------
SMILOW & HECHT SMILOW
AND FAMILY MEMBERS(1)
---------------------
     |
     | 100%
     |
  -------     ------------   ---------     ---------     ---------     ---------
  INVIVA,     INVIVA, INC.    SERIES A     SERIES B      SERIES C       SERIES D
   L.L.C.     MANAGEMENT     PREFERRED     PREFERRED     PREFERRED     PREFERRED
   (CA)          AND          STOCK(3)      STOCK(4)      STOCK(5)      STOCK(6)
  -------    EMPLOYEES(2)    ---------     ---------     ---------     ---------
     |       ------------        |             |             |              |
     |            |              |             |             |              |
     | 84%        | 16%          |             |             |              |
     |            |              |             |             |              |
--------------------------------------------------------------------------------
                                  INVIVA, INC.
                                      (DE)
--------------------------------------------------------------------------------
                                       |
                                       |
                                       |
                                       |
                                       |
                                       |

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      | 100%         | 100%         | 100%          | 100%       | 100%     | 100%       | 100%      | 100%      | 100%      | 100%
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LIFCO HOLDING     INVIVA       JNF HOLDING        INVIVA       INVIVA      INVIVA      INVIVA      INVIVA      INVIVA      INVIVA
COMPANY, INC.   SECURITIES    COMPANY, INC.     STATUTORY     STATUTORY   STATUTORY   STATUTORY   STATUTORY   INSURANCE   STATUTORY
    (DE)        CORPORATION       (DE)       TRUST I (DE)(7)  TRUST III   TRUST IV     TRUST V    TRUST VI     AGENCY     TRUST VII
-------------      (DE)       -------------  ---------------   (CT)(7)     (DE)(7)     (DE)(7)     (DE)(7)      (DE)       (DE)(7)
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THE AMERICAN LIFE INSURANCE COMPANY OF         JEFFERSON NATIONAL LIFE INSURANCE
            NEW YORK (NY)                                COMPANY (TX)
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(1) David Smilow and Tracey Hecht Smilow are married and have 100% voting control of Inviva, LLC. Inviva, LLC votes as an entity, and by virtue of their 83.6% ownership, Smilow and Hecht Smilow control the vote of Inviva, LLC. Interest ownership: Smilow and Hecht Smilow - 51.6%, D. Aaron LLC - 32%, Kenneth G. Hecht, Jr. and Elizabeth W. Hecht (Tracey Hecht Smilow's parents) - 16%, and Jonas and Elizabeth B. Schlumbom (Tracey Hecht Smilow's brother-in-law and sister) - 0.4%. Interest ownership in D. Aaron LLC: David Smilow - 50%, each of his three (3) minor children - 16 2/3%. Smilow and Hecht Smilow, through their ownership of Inviva, LLC, control six (6) of the ten (10) Board (as defined below) seats. Smilow and Hecht Smilow also own, either directly, or indirectly: (a) a minority position in an automobile dealership; (b) a minority position in a real estate company; (c) a 50% interest in a real estate company; and (d) 100% of an entertainment company.

(2) No member of management or employee individually, directly or beneficially, owns more than 10% of the issued and outstanding shares of common stock. Smilow and Hecht Smilow are not included in this group.

(3) The Series A Preferred Stock is comprised of Series A and Series A-2 convertible preferred both of which are non-voting. The majority of the Series A and all of the Series A-2 is held by Inviva, LLC. The Series A Preferred elects one of the current ten (10) members of the Inviva, Inc. board of directors (the "Board"). Both the Series A and Series A-2 are fully convertible at any time to common stock with full voting rights, subject to prior regulatory approval, if applicable.

(4) The Series B Preferred Stock (the "Series B") is non-voting. There are three (3) Series B shareholders. Each of such Series B shareholders has the right to appoint one member to the Board. Accordingly, three (3) of the current ten (10) members of the Board are appointed by the Series B shareholders. The Series B is fully convertible at any time to common stock with full voting rights, subject to prior regulatory approval.

(5) The Series C Preferred Stock (the "Series C") is non-voting. The Series C is fully convertible at any time to common stock with full voting rights, subject to prior regulatory approval. The Series C elects one of the current ten (10) members of the Board. The owner of the Series C also owns Series B. As such, in aggregate, it is entitled to elect two
         (2) of the current ten (10) members of the Board.
(6) The Series D Preferred Stock (the "Series D") is non-voting. The Series D is exchangeable into shares of non-voting common stock of JNF Holding company, Inc., subject to prior regulatory approval.

(7) Each of these statutory trusts was created in order to consummate Inviva's participation in a pooled private placement offering of Trust Preferred Securities. Inviva, Inc. owns, in each case, all of the common stock of the trust.

ITEM 27.   NUMBER OF CONTRACT OWNERS

As of March 29, 2005, the number of The Advantage Strategy contract funded by Jefferson National Life Annuity Account I was 856 of which 571 were qualified contracts and 285 were non-qualified contracts.

ITEM 28.   INDEMNIFICATION

   The Bylaws (Article VI) of the Company provide, in part, that: The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.   PRINCIPAL UNDERWRITERS

(a) Inviva Securities Corporation is the principal underwriter for the following investment companies (other than the Registrant):

Jefferson National Life Annuity Account C
Jefferson National Life Annuity Account E
Jefferson National Life Annuity Account F
Jefferson National Life Annuity Account G
Jefferson National Life Annuity Account H
Jefferson National Life Annuity Account J
Jefferson National Life Annuity Account K

(b) Inviva Securities Corporation ("ISC") is the principal underwriter for the Contracts. The following persons are the officers and directors of ISC. The principal business address for each officer and director of ISC is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223, unless otherwise indicated.

NAME                                 POSITIONS AND OFFICES
Craig A. Hawley                 President, General Counsel and Secretary
Robert B. Jefferson*            Director*
Edward J. O'Brien, IV           Chief Financial Officer

* The principal business address for Robert Jefferson is ACE INA Holdings, Two Liberty Place, 1601 Chestnut Street, TL56C, Philadelphia, PA 19103.

(c) ISC retains no compensation or commissions from the registrant.

                                                       COMPENSATION
                                                            ON
                                  NET UNDERWRITING      REDEMPTION
NAME OF PRINCIPAL                  DISCOUNTS AND            OR            BROKERAGE
UNDERWRITER                         COMMISSIONS        ANNUITIZATION     COMMISSIONS    COMPENSATION
Inviva Securities Corporation           None               None              None           None

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

Each account, book, or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder is maintained by Jefferson National Life Insurance Company, 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

ITEM 31.   MANAGEMENT SERVICES

Not Applicable.

ITEM 32.   UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

ITEM 33.   REPRESENTATIONS

(A) Jefferson National Life Insurance Company (the "Company") hereby represents that the fees and charges deducted under the contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

(B) The Securities and Exchange Commission (the "SEC") issued to the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of
Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

(1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

(2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

(3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

(4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has caused this Post-Effective Amendment Nos. 8 and 9 to the Registration Statement to be signed on its behalf, in the City of Louisville, and the Commonwealth of Kentucky, on this 22nd day of April, 2005.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I
(Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By:    /s/ Laurence P. Greenberg*
Name:  Laurence P. Greenberg
Title: CHIEF EXECUTIVE OFFICER

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

        SIGNATURE                                      TITLE                          DATE
/s/ David A. Smilow*              Chairman of the Board                              4/22/05
Name: David Smilow
/s/ Tracey Hecht Smilow*          Director                                           4/22/05
Name: Tracey Hecht Smilow
/s/ Laurence P. Greenberg*        Director, Chief Executive Officer and President    4/22/05
Name: Laurence P. Greenberg
/s/ Timothy D. Rogers*            Chief Financial Officer and Treasurer              4/22/05
Name: Timothy D. Rogers
/s/ William J. Findlay*           Controller                                         4/22/05
Name: William J. Findlay
/s/ Dean C. Kehler*               Director                                           4/22/05
Name: Dean C. Kehler
/s/ Thomas W. Leaton*             Director                                           4/22/05
Name: Thomas Leaton
/s/ Craig A. Hawley*                                                                 4/22/05
Name:  Craig A. Hawley
Attorney in Fact

                                  EXHIBIT INDEX

(4)    (n)          Form of Removal of Subaccount Limitation Endorsement (JNL-ADV SERIES-END-1)

       (o)          Form of Death Benefit - Adjusted Partial Withdrawal Endorsement (JNL-ADV SERIES-END-2)

       (p)          Form of CDSC modification Endorsement (JNL-ADV SERIES-END 3)

(9)                 Opinion and Consent of Counsel.

(10)                Consent of Independent Registered Public Accounting Firm.

(8)    (d)    (vii) Form of Amendment dated May 1, 2005 to the Participation Agreement between Jefferson
                    National Life Insurance Company and American Century Investment Services as of 1997.

       (e)    (v)   Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 1995 by and among Jefferson National Life Insurance Company, Dreyfus Variable Investment Fund, The
                    Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc.
                    and Dreyfus Investment Portfolios.

       (h)    (ii)  Form of Amendment dated May 1, 2005 to the Participation Agreement Janus Aspen Series and
                    Jefferson National Life Insurance Company dated May 1, 2003.

       (k)    (vi)  Form of Amendment dated May 1, 2005 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management
                    Incorporated and Jefferson National Life Insurance Company.

       (l)    (ii)  Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National
                    Life Insurance Company.

       (m)    (ii)  Form of Amendment to Participation Agreement dated May 1, 2003 among Pioneer Variable
                    Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management,
                    Inc. and Pioneer Funds Distributor, Inc.

       (o)    (iii) Form of Amendment dated May 1, 2005 to the Form of Participation Agreement dated March 24,
                    2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO
                    Financial Services, Inc.

       (p)    (ii)  Form of Amendment dated May 1, 2005 to Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global Markets Inc.

       (v)    (i)   Form of Participation Agreement between Jefferson National Life Insurance Company, Wells
                    Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005.

       (w)    (i)   Form of Participation Agreement between Jefferson National Life Insurance Company, Rafferty
                    Asset Management, LLC and Potomac Insurance Trust dated May 1, 2005.